As filed with the Securities and Exchange Commission on March 8, 2010

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO VARIABLE TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/oWellsFargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

It is proposed that this filing will become effective on April 9, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO VARIABLE TRUST

PART A

PROSPECTUS/PROXY STATEMENT

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

WELLS FARGO VARIABLE TRUST
525 Market Street
San Francisco, CA 94105
1.800.222.8222

____, 2010

Dear Investor,

On December 31, 2008, the parent company of the investment adviser to the Evergreen funds, Wachovia Corporation ("Wachovia"), and the parent company of the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo & Company ("Wells Fargo"), merged. Since that date, the investment adviser to the Evergreen funds, Evergreen Investment Management Company, LLC ("EIMC"), and the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), have considered rationalizing and reorganizing their mutual fund businesses. After multiple presentations to and discussions with the Boards of Trustees of both the Evergreen funds and Wells Fargo Advantage Funds regarding these matters, on December 30, 2009, EIMC proposed to the Boards of Trustees of the Evergreen funds, and on January 11, 2010, Funds Management proposed to the Boards of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below (each, a "Merger and collectively, the "Mergers"). Both the Boards of Trustees of the Evergreen funds and Wells Fargo Advantage Funds approved the proposed Mergers and the related Agreement and Plan of Reorganization subject to the approval by shareholders of each Target Fund, as part of a comprehensive set of mutual fund mergers across the two fund families.

As a result, if you are a contract owner, you are invited to vote on the proposal to merge your Target Fund into a corresponding Acquiring Fund shown in the table below (each a "Merger," and collectively, the "Mergers"). You may vote on the proposal by providing your voting instruction to your insurance company by completing, dating, signing and returning the enclosed voting instruction card in the postage-paid envelope provided. You may also provide voting instructions by telephone or the internet by following the instructions as outlined at the end of this prospectus/proxy statement. The Boards of Trustees of the Target Funds (shown in the table below) have unanimously approved the Mergers and recommend that you vote FOR these proposals.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen VA Core Bond Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Variable Trust
Evergreen VA Omega Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Evergreen VA Special Values Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small/Mid Cap Value Fund[1]	Wells Fargo Variable Trust
Evergreen VA Growth Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Variable Trust
Evergreen VA International Equity Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT International Core Fund[2]	Wells Fargo Variable Trust
Wells Fargo Advantage VT Equity Income Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Evergreen VA Fundamental Large Cap Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Large Company Core Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust
1	Effective May 1, 2010, the Fund's name will be changed to the Wells Fargo Advantage VT Small Cap Value Fund.
2	Immediately following the Merger, the Fund's name will be changed to the Wells Fargo Advantage VT International Equity Fund.

If approved by shareholders, this is a general summary of how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to each shareholder in an amount equal to that shareholder's value of Target Fund shares.

  If the Merger is consummated, each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for U.S. federal income tax purposes.

Details about each Target Fund's and each Acquiring Fund's investment goals, portfolio management team, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on June 8, 2010. Although shareholders are welcome to attend the meeting in person, they do not need to do so in order to vote shares. If you are a shareholder and do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card or voting instruction card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund or insurance company does not receive your input after several weeks, you may receive a telephone call from The Altman Group, our proxy solicitor, requesting your input. If you have any questions about the Mergers, the proxy card, or voting instruction card, please call The Altman Group at (866) 342-1635 (toll-free).

IT IS IMPORTANT THAT PROXY CARDS OR VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. SHAREHOLDERS AND CONTRACT OWNERS ARE URGED TO SIGN WITHOUT DELAY AND RETURN THEIR PROXY CARD OR VOTING INSTRUCTION CARD, AS APPLICABLE, IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO PROVIDE INSTRUCTIONS USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR VIEWS MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE PROXY CARD OR VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

Remember, your voice is important to us, no matter how large your investment. Please take this opportunity to provide your input. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Karla M. Rabusch
President
Wells Fargo Funds Trust

W. Douglas Munn
President
Evergreen Funds

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on June 8, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen VA Core Bond Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Variable Trust
Evergreen VA Omega Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Evergreen VA Special Values Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small/Mid Cap Value Fund[1]	Wells Fargo Variable Trust
Evergreen VA Growth Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Variable Trust
Evergreen VA International Equity Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT International Core Fund[2]	Wells Fargo Variable Trust
Evergreen VA Fundamental Large Cap Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust
1	Effective May 1, 2010, the Fund's name will be changed to the Wells Fargo Advantage VT Small Cap Value Fund.
2	Immediately following the Merger, the Fund's name will be changed to the Wells Fargo Advantage VT International Equity Fund.

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of March 1, 2010, providing for the reorganization of the Target Fund, including the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

Michael H. Koonce
Secretary

WELLS FARGO VARIABLE TRUST
525 Market Street
San Francisco, CA 94105
1.800.222.8222

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on June 8, 2010 at 12:00 p.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Equity Income Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Large Company Core Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of March 1, 2010, providing for the reorganization of the Target Fund, including the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for distribution of the Acquisition Shares to shareholders of the corresponding Target Fund and the subsequent liquidation and dissolution of the Target Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010, as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

C. David Messman
Secretary

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

WELLS FARGO VARIABLE TRUST
525 Market Street
San Francisco, CA 94105
1.800.222.8222

____, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting [or providing voting instructions] on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. Your Target Fund serves as an underlying investment option for certain variable annuity contracts and variable life insurance policies (collectively, the "Variable Contracts"). Although insurance company separate accounts are the predominant record owners of your Target Fund's shares, the insurance companies are required to solicit voting instructions from owners of the Variable Contracts issued by those insurance companies, and generally vote all Funds' shares proportionately in accordance with timely received instructions. As a result, if you are a contract owner of a Variable Contract, you are being asked to provide voting instructions on the Merger. If approved, the Merger will result in your receiving shares or an interest in shares of the Acquiring Fund in exchange for your shares or interest in shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen VA Core Bond Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Variable Trust
Evergreen VA Omega Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Omega Growth Fund	Wells Fargo Variable Trust
Evergreen VA Special Values Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small/Mid Cap Value Fund[1]	Wells Fargo Variable Trust
Evergreen VA Growth Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Variable Trust
Evergreen VA International Equity Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT International Core Fund[2]	Wells Fargo Variable Trust
Wells Fargo Advantage VT Equity Income Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Variable Trust
Evergreen VA Fundamental Large Cap Fund	Evergreen Variable Annuity Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust
Wells Fargo Advantage VT Large Company Core Fund	Wells Fargo Variable Trust	Wells Fargo Advantage VT Core Equity Fund	Wells Fargo Variable Trust
1	Effective May 1, 2010, the Fund's name will be changed to the Wells Fargo Advantage VT Small Cap Value Fund.
2	Immediately following the Merger, the Fund's name will be changed to the Wells Fargo Advantage VT International Equity Fund.

The Target and Acquiring Funds listed above are collectively referred to as the "Funds." The Target and Acquiring Trusts listed above are collectively referred to as the "Trusts."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund (other than the Wells Fargo Advantage VT Core Equity Fund, the Wells Fargo Advantage VT Intrinsic Value Fund and the Wells Fargo Advantage VT Omega Growth Fund) are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated into this document by reference and is legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information ("SAI"), and the annual and semi-annual reports of each Target Fund and each Acquiring Fund (other than the Wells Fargo Advantage VT Core Equity Fund, the Wells Fargo Advantage VT Intrinsic Value Fund and the Wells Fargo Advantage VT Omega Growth Fund) are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI.

A copy of your Acquiring Fund's prospectus (other than the Wells Fargo Advantage VT Core Equity Fund, the Wells Fargo Advantage VT Intrinsic Value Fund and the Wells Fargo Advantage VT Omega Growth Fund) accompanies this prospectus/proxy statement.

Copies of these documents pertaining to an Evergreen Target Fund are available upon request without charge by writing to the address above, calling 1.800.343.2898 or visiting the Evergreen Funds' Web site at www.evergreeninvestments.com. Copies of these documents pertaining to a Wells Fargo Target Fund and Acquiring Fund (other than the Wells Fargo Advantage VT Core Equity Fund, the Wells Fargo Advantage VT Intrinsic Value Fund and the Wells Fargo Advantage VT Omega Growth Fund) are available upon request without charge by writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting the Wells Fargo Advantage Funds Web site at www.wellsfargo.com/advantagefunds.

The Wells Fargo Advantage VT Core Equity Fund, the Wells Fargo Advantage VT Intrinsic Value Fund and the Wells Fargo Advantage VT Omega Growth Fund are each a "Shell Fund" being registered with the SEC in order to receive the assets and assume the liabilities of its corresponding Target Fund. As such, prospectuses, SAIs and annual and semi-annual reports for these Acquiring Funds are not yet available as of the date of this prospectus/proxy statement. Additional information about these Acquiring Funds may be found in Exhibit E and the Merger SAI.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Evergreen VA Core Bond Fund
Evergreen VA Diversified Capital Builder Fund
Evergreen VA Diversified Income Builder Fund
Evergreen VA Fundamental Large Cap Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund
WF VT Asset Allocation Fund
WF VT C&B Large Cap Value Fund
WF VT Discovery Fund
WF VT Equity Income Fund
WF VT International Core Fund
WF VT Large Company Core Fund
WF VT Large Company Growth Fund
WF VT Opportunity Fund
WF VT Small Cap Growth Fund
WF VT Small/Mid Cap Value Fund
WF VT Total Return Bond Fund

OVERVIEW

The Funds are underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies offered through separate accounts of participating insurance companies. Depending on the context, references to "you" or "your" in this summary refer either to the holder of a variable annuity contract or variable insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the insurance company that issues the contract or policy. Throughout this summary, references to a Fund "shareholder" refer only to the insurance company investing in the Fund through a separate account, and not to a holder of a variable annuity contract or variable insurance policy.

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus (other than the Wells Fargo Advantage VT Omega Growth Fund, the Wells Fargo Advantage VT Core Equity Fund, and the Wells Fargo Advantage VT Intrinsic Value Fund), in each Fund's financial statements contained in the annual and semi-annual reports (other than the Wells Fargo Advantage VT Omega Growth Fund, the Wells Fargo Advantage VT Core Equity Fund, and the Wells Fargo Advantage VT Intrinsic Value Fund), and in each Fund's SAI (other than the Wells Fargo Advantage VT Omega Growth Fund, the Wells Fargo Advantage VT Core Equity Fund, and the Wells Fargo Advantage VT Intrinsic Value Fund), and to the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") and/or Evergreen Investment Management Company, LLC ("EIMC") or one of its affiliates.

The Mergers are scheduled to take place on or about _______. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on December 30, 2009 for the Boards of Trustees of the Evergreen funds, and on January 11, 2010 for the Board of Trustees of the Wells Fargo Advantage Funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Mergers, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. Those materials set forth a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds (including pro forma expense information of each surviving fund following the Mergers), as well as similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests would not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommend its approval. The Board of Trustees of the Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of each Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI (other than for the Wells Fargo Advantage VT Omega Growth Fund, the Wells Fargo Advantage VT Core Equity Fund and the Wells Fargo Advantage VT Intrinsic Value Fund, for which information can be found in Exhibit E of this prospectus/proxy statement and the Merger SAI). In this section, percentages of a Wells Fargo Advantage Fund's "net assets" are measured as percentages of net assets plus borrowings for investment purposes. References to "we" in the principal investment strategy discussion for a Wells Fargo Advantage Fund generally refer to Funds Management, a sub-adviser or the portfolio manager(s).

EVERGREEN VA CORE BOND FUND INTO WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA Core Bond Fund:	You will get this class of shares of Wells Fargo Advantage VT Total Return Bond Fund:
Class 2	Class 2[1]
1	Upon completion of the proposed Merger, the Fund will rename its existing single class of shares as Class 2 shares.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen VA Core Bond Fund seeks to maximize total return through a combination of current income and capital growth. The Wells Fargo Advantage VT Total Return Bond Fund seeks total return, consisting of income and capital appreciation. Each Fund normally invests 80% of its assets in investment-grade debt securities. One difference between the Funds' investment strategies is that the Wells Fargo Advantage VT Total Return Bond Fund limits the amount it may invest in asset-backed securities other than mortgage-backed securities to 25% of its total assets, while the Evergreen VA Core Bond Fund has no such limit. This means the Evergreen VA Core Bond Fund may have a greater percentage of its assets invested in asset-backed securities. Furthermore, the Wells Fargo Advantage VT Total Return Bond Fund may invest up to 20% of its assets in U.S. dollar-denominated debt securities of foreign issuers, while investing in these securities is not principal investment strategy of Evergreen VA Core Bond Fund. This means that the Wells Fargo Advantage VT Total Return Bond Fund may invest in foreign securities to a greater extent than Evergreen VA Core Bond Fund.

Also, the Wells Fargo Advantage VT Total Return Bond Fund seeks to maintain its dollar-weighted average duration within a narrower range, 4 to 5½ years, than does Evergreen VA Core Bond Fund, 2 to 6 years. This means that the Wells Fargo Advantage VT Total Return Bond Fund's portfolio may be more sensitive to movements in prevailing interest rates that Evergreen VA Core Bond Fund's portfolio than under certain circumstances.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN VA CORE BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to maximize total return through a combination of current income and capital growth.	The Fund seeks total return, consisting of income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations ("CMOs")), asset-backed securities, and other income producing securities. The Fund currently maintains a bias toward corporate and mortgage-backed securities. The Fund may invest a substantial portion of its assets (including a majority of its assets) in CMOs or other mortgage- or asset-backed securities. The remaining 20% of the Fund's assets may be represented by cash or invested in cash equivalents or shares of registered investment companies, including money market or fixed-income funds.

Under normal circumstances, we invest at least 80% of the Fund's net assets in bonds; at least 80% of the Fund's total assets in investment-grade debt securities; up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers. We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities.

Security ratings are determined at the time of investment based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable.

The Fund invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds that it believes are comparable to investment-grade debt securities.

As part of its investment strategy, the Fund may engage in dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Dollar roll transactions may create investment leverage.

As part of its investment strategy, the Fund may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers.

The Fund intends to limit its dollar-weighted average duration to a two-year minimum and a six-year maximum, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

Under normal circumstances, the Fund expects to maintain an overall dollar-weighted average effective duration range between 4 and 5 1/2 years.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Fund may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

The Fund may sell a security that has achieved its desired return or if it believes the security or its sector has become overvalued. The Fund may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment. The Fund may actively trade portfolio securities.

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Total Return Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although both Funds may be subject to the risks listed below, they may be subject to a particular risk to different degrees. For example, because investing in foreign issuers is not a part of the principal investment strategy for Evergreen VA Core Bond Fund, an investment in the Wells Fargo Advantage VT Total Return Bond Fund may be subject to foreign investment risk to a greater extent than an investment in Evergreen VA Core Bond Fund.

Principal Risks
Active Trading Risk
Counter-Party Risk
Debt Securities Risk
Derivatives Risk
Foreign Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Mortgage and Asset-Backed Securities Risk
Regulatory Risk
Stripped Securities Risk
U.S. Government Obligations Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Fund's returns have varied from year to year and compare the each Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar charts and tables do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown.

Year-by-Year Total Return for Class 2 Shares (%) for Evergreen VA Core Bond Fund

Highest Quarter:	2nd Quarter 2009	+6.84%
Lowest Quarter:	3rd Quarter 2008	-9.76%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT Total Return Bond Fund

Highest Quarter:	3rd Quarter 2009	+4.96%
Lowest Quarter:	2nd Quarter 2004	-2.33%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen VA Core Bond Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 7/31/2002
Class 2	7/31/2002	7.89% 7.89%	-0.68% -0.68%	1.10% 1.10%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93% 5.93%	4.97% 4.97%	5.16% 5.16%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Total Return Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Single Class	9/20/1999	11.99% 11.99%	5.19% 5.19%	6.40% 6.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93% 5.93%	4.97% 4.97%	6.33% 6.33%
1	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital U.S. Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Core Bond Fund
Total Annual Fund Operating Expenses[1]
Class 2	1.02% 1.02%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage VT Total Return Bond Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.41% 1.41%	0.90% 0.90%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Total Return Bond Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)1,[2]
Class 2	1.15% 1.15%	0.92% 0.92%
1	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.90% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA Core Bond Fund and the Wells Fargo Advantage VT Total Return Bond Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act  (a "Distribution Plan"). The fees charged to Class 2 shares of each Fund under each Fund's Distribution Plan are the same, 0.25% of the Fund's average daily net assets.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Evergreen VA Core Bond Fund's portfolio turnover rate was 510% of the average value of its portfolio and the Wells Fargo Advantage VT Total Return Bond Fund's portfolio turnover rate was 580% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated Wells Capital Management Incorporated
Portfolio Managers	Troy Ludgood Thomas O'Connor, CFA Troy Ludgood Thomas O'Connor, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN VA OMEGA FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND INTO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA Omega Fund:	You will get this class of shares of Wells Fargo Advantage VT Omega Growth Fund[1]:
Class 1	Class 1
Class 2	Class 2
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

If you own this class of shares of Wells Fargo Advantage VT Large Company Growth Fund:	You will get this class of shares of Wells Fargo Advantage VT Omega Growth Fund[1]:
Single Class	Class 2
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen VA Omega Fund and Wells Fargo Advantage VT Omega Growth Fund. The Funds' investment goals and investment strategies are similar. Evergreen VA Omega Fund seeks long-term capital growth, while the Wells Fargo Advantage VT Omega Growth Fund seeks long-term capital appreciation. Evergreen VA Omega Fund invests its assets in the equity securities of companies of all market capitalizations, while the Wells Fargo Advantage VT Omega Growth Fund normally invests at least 80% of its assets in equity securities. Both Funds employ a growth style of investing. One difference is that the Wells Fargo Advantage VT Omega Growth Fund may invest up to 25% of its assets in equity securities of foreign issuers, while Evergreen VA Omega Fund does not invest in equity securities of foreign issuers as a part of its principal investment strategy. This means that the Wells Fargo Advantage VT Omega Growth Fund may invest in foreign securities to a greater extent than Evergreen VA Omega Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN VA OMEGA FUND (Target Fund)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies of any market capitalization.

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities; and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.

The Fund's portfolio manager employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders.

The goal of the Fund's fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to its valuation estimate to create long-term value for investors. The Fund's strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. The Fund's investment process is forward looking. Because the Fund approaches research from the perspective of a potential owner, it focuses on future cash flows for measuring intrinsic value. Through fundamental, bottom-up analysis, the Fund forms distinct, company-specific insights. The Fund's disciplined scrutiny of upside potential and downside risk gives it the confidence to make long-term investments regardless of the short-term impact of business cycles. The Fund's portfolio is constructed company by company, based on the Fund's level of conviction. The Fund's portfolio typically has a low average turnover and typically holds 35-60 stocks.

The Fund may, but will not necessarily, use derivatives.	The Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

The Fund's sell decisions are similarly driven by its long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, the Fund would also sell a stock if it found a more attractive candidate with a better margin of safety.

A Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Wells Fargo Advantage VT Large Company Growth Fund and Wells Fargo Advantage VT Omega Growth Fund. The Funds' investment goals are identical, and their investment strategies are similar. Each Fund seeks long-term capital appreciation. The Wells Fargo Advantage VT Large Company Growth Fund normally invests at least 80% of its net assets in the equity securities of large-capitalization companies, while the Wells Fargo Advantage VT Omega Growth Fund invests at least 80% of its total assets in equity securities of companies of all market capitalizations. This means that an investment in the Wells Fargo Advantage VT Omega Growth Fund may be more sensitive to the price fluctuation of securities of small and medium-cap companies. Another difference is that the Wells Fargo Advantage VT Omega Growth Fund may invest up to 25% of its assets [directly] in equity securities of foreign issuers, while the Wells Fargo Advantage VT Large Company Growth Fund may invest up to 20% of its assets in the equity securities of foreign issuers only through ADRs adn similar investments. This means that the Wells Fargo Advantage VT Omega Growth Fund may invest in the equity securities of foreign issuers to a greater extent than the Wells Fargo Advantage VT Large Company Growth Fund.

A more complete description of each Fund's investment goals and strategies is below.

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through ADRs and similar investments. The Fund invest principally in equity securities, focusing on approximately 30 to 50 large capitalization companies that the Fund believes have favorable growth potential. However, the Fund normally does not invest more than 10% of its total assets in the securities of a single issuer. The Fund defines large-capitalization companies as those with market capitalizations of $3 billion or more.

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities; and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.

In selecting securities for the Fund, the Fund seeks companies that it believes are able to sustain rapid earnings growth and high profitability over a long time horizon. The Fund seeks companies that have high quality fundamental characteristics, including: dominance in their niche or industry; low cost producers; low levels of leverage; potential for high and defensible returns on capital; and management and a culture committed to sustained growth. The Fund utilizes a bottom-up approach to identify companies that are growing sustainable earnings at least 50% faster than the average of the companies comprising the S&P 500 Index.

The goal of the Fund's fundamental investment process is to identify the small number of companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to its valuation estimate to create long-term value for investors. The Fund's strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. The Fund's investment process is forward looking. Because it approaches the research task from the perspective of a potential owner, the Fund focuses on future cash flows for measuring intrinsic value. Through a fundamental, bottom-up analysis, the Fund forms distinct, company-specific insights. A disciplined scrutiny of upside potential and downside risk gives the Fund the confidence to make long-term investments regardless of the short-term impact of business cycles. The Fund's portfolio is constructed company by company, based on its level of conviction. The Fund's portfolio typically has a low average turnover and typically holds 35-60 stocks.

Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.	Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund may sell a holding if it believes the holding will no longer produce anticipated growth and profitability, or if the security is no longer favorably valued.

The Fund's sell decisions are similarly driven by its long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, the Fund would also sell a stock if it found a more attractive candidate with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Omega Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen VA Omega Fund does not invest in equity securities of foreign issuers as part of its principal investment strategy, an investment in the Wells Fargo Advantage VT Omega Growth Fund may be subject to foreign investment risk to a greater extent than an investment in Evergreen VA Omega Fund.

Because the Wells Fargo Advantage VT Omega Growth Fund invests more of its assets in companies of all market capitalizations than the Wells Fargo Advantage VT Large Company Growth Fund, an investment in the Wells Fargo Advantage VT Omega Growth Fund may be subject to smaller company securities risk to a greater extent than an investment in the Wells Fargo Advantage VT Large Company Growth Fund. In addition, because the Wells Fargo Advantage VT Omega Growth Fund may invest more of its total assets in equity securities of foreign issuers than the Wells Fargo Advantage VT Large Company Growth Fund, an investment in the Wells Fargo Advantage VT Omega Growth Fund may be subject to foreign investment risk to a greater extent than an investment in the Wells Fargo Advantage VT Large Company Growth Fund.

Principal Risks
Counter-Party Risk
Derivatives Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Target Funds' returns have varied from year to year and compare the Target Funds' returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart and table do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class 2 Shares (%) for Evergreen VA Omega Fund

Highest Quarter:	1st Quarter 2000	+20.94%[1]
Lowest Quarter:	4th Quarter 2000	-25.00%[1]

Year-by-Year Total Return (%) for Wells Fargo VT Large Company Growth  Fund

Highest Quarter:	4th Quarter 2001	+18.25%
Lowest Quarter:	4th Quarter 2008	-23.79%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen VA Omega Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	3/6/1997	43.97% 43.97%	5.26% 5.26%	0.77% 0.77%
Class 2	7/31/2002	43.58% 43.58%	4.98% 4.98%	0.57% 0.57%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21% 37.21%	1.63% 1.63%	-3.99% -3.99%
1	Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, 10 year returns for Class 2 would have been lower.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Large Company Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Single Class	9/20/1999	43.38% 43.38%	0.36% 0.36%	-2.81% -2.81%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21% 37.21%	1.63% 1.63%	-3.99% -3.99%
1	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. If the Merger of Wells Fargo Advantage VT Large Company Growth Fund with the Acquiring Fund was the only Merger proposed, the pro forma expenses shown would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage VT Omega Growth Fund (Pro Forma Assuming Merger of Wells Fargo Advantage VT Large Company Growth Fund Only with Acquiring Fund)" shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming only the Merger of Wells Fargo Advantage VT Large Company Growth Fund with the Acquiring Fund had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund based on the date of the Target Funds' most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Omega Fund
Total Annual Fund Operating Expenses
Class 1	0.75% 0.75%
Class 2	1.00% 1.00%

Wells Fargo Advantage VT Large Company Growth Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.20% 1.20%	1.00% 1.00%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Omega Growth Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 1	0.80% 0.80%	0.75% 0.75%
Class 2	1.05% 1.05%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Omega Growth Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 2	1.12% 1.12%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA Omega Fund, the Wells Fargo Advantage VT Large Company Growth Fund, and the Wells Fargo Advantage VT Omega Growth Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to Class 2 shares of Evergreen VA Omega Fund pursuant to the Fund's Distribution Plan are 0.25%. Class 1 shares of Evergreen VA Omega Fund do not pay a 12b-1 fee. The fees charged to Class 2 shares of the Wells Fargo Advantage VT Omega Growth Fund pursuant to the Fund's Distribution Plan are 0.25%. Class 1 shares of the Wells Fargo Advantage VT Omega Growth Fund do not pay a 12b-1 fee. The fees charged to the single class of shares of the Wells Fargo Advantage VT Large Company Growth Fund pursuant to the Fund's Distribution Plan are 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, Evergreen VA Omega Fund's portfolio turnover rate was 28% of the average value of its portfolio and the Wells Fargo Advantage VT Large Company Growth Fund's portfolio turnover rate was 27% of the average value of its portfolio. Since the Acquiring Fund has yet to commence operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated Wells Capital Management Incorporated
Portfolio Manager	Aziz Hamzaogullari Aziz Hamzaogullari

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND INTO WELLS FARGO ADVANTAGE VT CORE EQUITY FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA Fundamental Large Cap Fund:	You will get this class of shares of Wells Fargo Advantage VT Core Equity Fund[1]:
Class 1	Class 1
Class 2	Class 2
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

If you own this class of shares of Wells Fargo Advantage VT Large Company Core Fund:	You will get this class of shares of Wells Fargo Advantage VT Core Equity Fund[1]:
Single Class	Class 2
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Core Equity Fund. Although the investment goals of the Funds have different focal points, with Evergreen VA Fundamental Large Cap Fund seeking capital growth with the potential for current income, and the Wells Fargo Advantage VT Core Equity Fund seeking long-term capital appreciation, the principal investment strategies of the Funds are similar. Each Fund normally invests at least 80% of its assets in large-capitalization companies and may invest up to 20% in the securities of foreign issuers. One difference is that Evergreen VA Fundamental Large Cap Fund may invest up to 20% of its assets in below investment grade bonds and convertible preferred stocks of any quality, while investing in below investment grade bonds or in convertible preferred stocks are not part of the principal investment strategies of the Wells Fargo Advantage VT Core Equity Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (Target Fund)	WELLS FARGO ADVANTAGE VT CORE EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks capital growth with the potential for current income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 1000® Index, measured at the time of purchase). In addition, the Fund will seek to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of approximately $263 million to $324 billion. The Fund earns current income from dividends paid on equity securities and may seek additional income primarily by investing up to 20% of its assets in convertible bonds, including below investment grade bonds, commonly referred to as "high yield" or "junk" bonds, and convertible preferred stocks of any quality. The Fund may also invest up to 20% of its assets in foreign securities.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, and up to 20% of its assets in equity securities of foreign issuers, including ADRs and similar investments. The Fund invests principally in equity securities of large capitalization companies, which it defines as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

The Fund may, but will not necessarily, use derivatives.	Furthermore, the Fund may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe to have potential for steady to accelerated growth in earnings. The Fund's portfolio managers utilize an intrinsic value approach to look for companies that they believe are temporarily undervalued in the marketplace, sell at a discount to their asset values, or display certain characteristics such as a return premium to cost of capital or a sustainable competitive advantage in their industry.

The Fund invests for the long term, focusing on identifying differentiated companies with attractive secular growth potential, steady free cash flow production, and high returns on capital. The Fund's preference is for companies with sustainable competitive advantages and high barriers to entry, and it seeks strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. The Fund employs a disciplined fundamental research process which produces bottom-up company models using key assumptions that drive sales, margins, and asset intensity. Models are run with multiple scenarios designed to provide a meaningful range of outcomes and the ability to assess investors embedded expectations. The Fund seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

A Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

Sell decisions are similarly driven by the Fund's long term fundamental analysis. The Fund constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if the Fund believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if the Fund identifies what it believes is a more attractive investment opportunity with a better margin of safety.

A Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Wells Fargo Advantage VT Large Company Core Fund and Wells Fargo Advantage VT Core Equity Fund. Although the investment goals of the Funds have different focal points, with the Wells Fargo Advantage VT Large Company Core Fund seeking total return comprised of long-term capital appreciation and current income, and the Wells Fargo Advantage VT Core Equity Fund seeking long-term capital appreciation, the principal investment strategies of the Funds are similar. Each Fund normally invests at least 80% of its net assets in the equity securities of large-capitalization companies. An important difference is that the Wells Fargo Advantage VT Large Company Core Fund may invest up to 25% of its total assets in foreign securities through ADRs and similar investments, whereas the Wells Fargo Advantage VT Core Equity Fund may invest up to 20% of its assets directly in foreign securities. This means that the Wells Fargo Advantage VT Large Company Core Fund may be subject to foreign investment risk to a greater extent than the Wells Fargo Advantage VT Core Equity Fund. Another difference is that the Wells Fargo Advantage VT Large Company Core Fund invests in approximately 30 to 50 large capitalization companies, whereas this is not a part of the principal investment strategies for the Wells Fargo Advantage VT Core Equity Fund. This means that the Wells Fargo Advantage VT Large Company Core Fund may invest in a more limited number of issuers than the Wells Fargo Advantage VT Core Equity Fund, therefore, a decline in the market value of a particular security may affect the Wells Fargo Advantage VT Large Company Core Fund  more than the Wells Fargo Advantage VT Core Equity Fund.

A more complete description of each Fund's investment goals and strategies is below.

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (Target Fund)	WELLS FARGO ADVANTAGE VT CORE EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks total return comprised of long-term capital appreciation and current income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, and up to 25% of its total assets in equity securities of foreign issuers through ADRs and similar investments. The Fund invests principally in equity securities of approximately 30 to 50 large-capitalization companies, the majority of which pay dividends. The Fund defines large-capitalization companies as those with market capitalizations of $3 billion or more.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, and up to 20% of its assets in equity securities of foreign issuers, including ADRs and similar investments. The Fund invests principally in equity securities of large capitalization companies, which it defines as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, the Fund may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.	Furthermore, the Fund may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund selects companies that it believes are financially strong and meet specific valuation criteria as compared to the overall market and the companies' own valuation histories. The Fund's discipline is predicated on establishing fundamental business valuations for strong businesses and then selectively investing in those qualifying companies whose stock prices are at least one-third lower than their business values. The Fund's process is initially quantitative, focusing on absolute criteria such as the growth in a company's earnings, as well as relative criteria such as where a stock is currently trading versus its historic trading levels based on such criteria as its price to earnings, its price to book value, dividend yield and its price to sales. The Fund's primary analytical effort is qualitative, where it assesses whether a company is undervalued or merely statistically cheap. The Fund focuses on the role of management and the potential for a positive catalyst.

The Fund invests for the long term, focusing on identifying differentiated companies with attractive secular growth potential, steady free cash flow production, and high returns on capital. The Fund's preference is for companies with sustainable competitive advantages and high barriers to entry, and it seeks strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. The Fund employs a disciplined fundamental research process which produces bottom-up company models using key assumptions that drive sales, margins, and asset intensity. Models are run with multiple scenarios designed to provide a meaningful range of outcomes and the ability to assess investors embedded expectations. The Fund seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

The Fund is a disciplined seller, basing its decisions on the relationship between a company's business value and its stock price. Typically, the Fund sells a stock when the stock price equals the updated business value. Stocks will also be sold if the Fund believes the business value and/or future prospects have materially eroded. The Fund may also sell a stock if it believes a comparable company offers a more compelling opportunity based on valuation and prospects.

Sell decisions are similarly driven by the Fund's long term fundamental analysis. The Fund constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if the Fund believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if the Fund identifies what it believes is a more attractive investment opportunity with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Core Equity Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
Counter-Party Risk
Derivatives Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar chart and table do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class 2 Shares (%) for Evergreen VA Fundamental Large Cap Fund

Highest Quarter:	2nd Quarter 2009	+18.12%
Lowest Quarter:	4th Quarter 2008	-21.65%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT Large Company Core Fund

Highest Quarter:	2nd Quarter 2009	+22.00%
Lowest Quarter:	4th Quarter 2008	-25.85%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen VA Fundamental Large Cap Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	3/1/1996	36.06% 36.06%	3.98% 3.98%	2.50% 2.50%
Class 2	7/31/2002	35.75% 35.75%	3.72% 3.72%	2.31% 2.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46% 26.46%	0.42% 0.42%	-0.95% -0.95%
1	Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, 10 year returns for Class 2 would have been lower.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Large Company Core Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Single Class	4/12/1994	37.01% 37.01%	-0.83% -0.83%	-4.00% -4.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46% 26.46%	0.42% 0.42%	-0.95% -0.95%
1	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500® is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. If the Merger of Wells Fargo Advantage VT Large Company Core Fund with the Acquiring Fund was the only Merger proposed, the pro forma expenses shown would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage VT Core Equity Fund (Pro Forma Assuming Merger of Wells Fargo Advantage VT Large Company Core Fund Only with Acquiring Fund)" shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming only the Merger of Wells Fargo Advantage VT Large Company Core Fund with the Acquiring Fund had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund based on the date of the Target Funds' most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Fundamental Large Cap Fund
Total Annual Fund Operating Expenses
Class 1	0.86% 0.86%
Class 2	1.11% 1.11%

Wells Fargo Advantage VT Large Company Core Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.90% 1.90%	1.00% 1.00%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Core Equity Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 1	0.78% 0.78%	0.75% 0.75%
Class 2	1.03% 1.03%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Core Equity Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 2	1.64% 1.64%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA Fundamental Large Cap Fund, the Wells Fargo Advantage VT Large Company Core Fund, and the Wells Fargo Advantage VT Core Equity Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to Class 2 shares of Evergreen VA Fundamental Large Cap Fund pursuant to the Fund's Distribution Plan are 0.25%. Class 1 shares of Evergreen VA Fundamental Large Cap Fund do not pay a 12b-1 fee. The fees charged to Class 2 shares of the Wells Fargo Advantage VT Core Equity Fund pursuant to the Fund's Distribution Plan are 0.25%. Class 1 shares of Wells Fargo Advantage VT Core Equity Fund do not pay a 12b-1 fee. The fees charged to the single class of shares of the Wells Fargo Advantage VT Large Company Core Fund pursuant to the Fund's Distribution Plan are 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, Evergreen VA Fundamental Large Cap Fund's portfolio turnover rate was 35% of the average value of its portfolio and the Wells Fargo Advantage VT Large Company Core Fund's portfolio turnover rate was 18% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated Wells Capital Management Incorporated
Portfolio Managers	Walter McCormack Emory ("Sandy") Sanders, Jr. Walter McCormack Emory ("Sandy") Sanders, Jr.

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN VA SPECIAL VALUES FUND INTO WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA Special Values Fund:	You will get this class of shares of Wells Fargo Advantage VT Small/Mid Cap Value Fund:
Class 1	Class 1[1]
Class 2	Class 2[2]
1	Class will be created to receive the assets of the corresponding share class set forth above.
2	Upon completion of the proposed Merger, the Fund will rename its existing class of shares as Class 2 shares.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen VA Special Values Fund seeks capital growth in the value of its shares, while the Wells Fargo Advantage VT Small/Mid Cap Value Fund seeks long-term capital appreciation. Each Fund normally invests at least 80% of its assets in small capitalization companies. One difference is that the Wells Fargo Advantage VT Small/Mid Cap Value Fund may invest up to 30% of its total assets in equity securities of foreign issuers, whereas investing in equity securities of foreign issuers is not part of the principal investment strategy of Evergreen VA Special Values Fund. This means that the Wells Fargo Advantage VT Small/Mid Cap Value Fund may invest in foreign securities to a greater extent than Evergreen VA Special Values Fund.

A more complete description of each Fund's investment goals and strategies is below

EVERGREEN VA SPECIAL VALUES FUND (Target Fund)	WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (Acquiring Fund)[1]
INVESTMENT GOAL
The Fund seeks capital growth in the value of its shares.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, measured at the time of purchase.) The Fund will seek to maintain a dollar-weighted average market capitalization that falls within the market capitalization range of the companies tracked by the Russell 2000® Index. As of its last reconstitution in June 2009, the Russell 2000® Index had a market capitalization range of approximately $39 million to $2.3 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization.

Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of small- capitalization companies, and up to 30% of its total assets in equity securities of foreign issuers, including ADRs and similar investments. The Fund invests principally in equity securities of small- capitalization companies, which are defined as companies with market capitalizations within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Value Index was $39 million to $4.2 billion, as of June 30, 2009, and is expected to change frequently.

The Fund may, but will not necessarily, use derivatives.	Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The portfolio manager looks for significantly undervalued companies that he believes have the potential for above-average appreciation with below-average risk. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation.

The Fund employs a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that the Fund believes exhibit attractive valuation characteristics and warrant further research. The Fund then conducts fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. The Fund believes the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits its downside risk while allowing the Fund to potentially participate in significant upside appreciation in the price of such securities.

The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

The Fund typically sells a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

1	Reflects the principal investment strategies of the Fund to be effective as of 5/1/2010.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminolgy and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Small/Mid Cap Value Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage VT Small/Mid Cap Value Fund may invest up to 30% of the Fund's total assets in equity securities of foreign issuers, whereas this is not part of the principal investment strategy of the Evergreen VA Special Values Fund, an investment in the Wells Fargo Advantage VT Small/Mid Cap Value Fund may be subject to foreign investment risk to a greater extent than an investment in Evergreen VA Special Values Fund.

Principal Risk
Counter-Party Risk
Derivatives Risk
Foreign Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk
Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar charts and tables do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown.

Year-by-Year Total Return for Class 1 Shares (%) for Evergreen VA Special Values Fund

Highest Quarter:	3rd Quarter 2009	+23.22%
Lowest Quarter:	4th Quarter 2008	-25.96%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT Small/Mid Cap Value Fund

Highest Quarter:	3rd Quarter 2009	+25.41%
Lowest Quarter:	4th Quarter 2008	-31.25%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen VA Special Values Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	5/1/1998	29.40% 29.40%	2.05% 2.05%	7.96% 7.96%
Class 2	7/31/2002	29.06% 29.06%	1.79% 1.79%	7.76% 7.76%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58% 20.58%	-0.01% -0.01%	8.27% 8.27%
1	Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, 10 year returns for Class 2 would have been lower.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Small/Mid Cap Value Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1[1]	TBD	60.18% 60.18%	3.53% 3.53%	5.18% 5.18%
Single Class	10/10/1997	60.18% 60.18%	3.53% 3.53%	5.18% 5.18%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)		27.68% 27.68%	0.84% 0.84%	8.18% 8.18%
1	Performance shown for the Class 1 shares reflects the performance of the Single Class shares, and includes expenses that are not applicable to and higher than those of the Class 1 shares. The Single Class shares annual returns are substantially similar to what the Class 1 share returns would be because the Single Class and Class 1 shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
2	The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Special Values Fund
Total Annual Fund Operating Expenses1,[2]
Class 1	1.06% 1.06%
Class 2	1.31% 1.31%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 1.01% for Class 1 and 1.26% for Class 2. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage VT Small/Mid Cap Value Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	2.34% 2.34%	1.14% 1.14%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Small/Mid Cap Value Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)1,[2]
Class 1	1.00% 1.00%	0.90% 0.90%
Class 2	1.25% 1.25%	1.15% 1.15%
1	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.89% for Class 1 and 1.14% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA Special Values Fund and the Wells Fargo Advantage VT Small/Mid Cap Value Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to Class 2 shares of each Fund under each Fund's Distribution Plan are the same, 0.25% of the Fund's average daily net assets. Class 1 shares of both Funds do not pay a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Evergreen VA Special Value Fund's portfolio turnover rate was 44% of the average value of its portfolio and the Wells Fargo Advantage VT Small/Mid Cap Value Acquiring Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated Wells Capital Management Incorporated
Portfolio Managers[1]	I. Charles Rinaldi I. Charles Rinaldi
1	Reflects the portfolio management of the Fund as of May 1, 2010.

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN VA GROWTH FUND INTO WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA Growth Fund:	You will get this class of shares of Wells Fargo Advantage VT Small Cap Growth Fund:
Class 1	Class 1[1]
Class 2	Class 2[2]
1	Class will be created to receive the assets of the corresponding share class set forth above.
2	Upon completion of the proposed Merger, the Fund will rename its existing single class of shares as Class 2 shares.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen VA Growth Fund seeks long-term capital growth, while the Wells Fargo Advantage VT Small Cap Growth Fund seeks long-term capital appreciation. Both Funds employ a growth style of investing. One difference is that Evergreen VA Growth Fund normally invests at least 75% of its assets in the common stocks of small and medium-capitalization U.S. companies, while the Wells Fargo Advantage VT Small Cap Growth Fund normally invests at least 80% of its assets in equity securities of small-capitalization companies. This means that the Wells Fargo Advantage VT Small Cap Growth Fund may invest in small capitalization companies to a greater extent than Evergreen VA Growth Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN VA GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by normally investing at least 75% of its assets in common stocks of small- and medium-sized U.S. companies, whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 2000® Growth Index, measured at the time of purchase. As of its last reconstitution in June 2008, the Russell 2000® Growth Index had a market capitalization range of approximately $91 million to $3.8 billion. The remaining portion of the Fund's assets may be invested in companies of any size. The Fund will seek to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 2000® Growth Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. The Fund invests principally in equity securities of small-capitalization companies that it believes have above-average growth potential. The Fund defines small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion.

The Fund may, but will not necessarily, use derivatives.	Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund's portfolio managers employ a growth style of equity management and will generally seek to purchase stocks of companies that have demonstrated earnings growth potential which they believe is not yet reflected in the stock's market price. The Fund's portfolio managers consider potential earnings growth above the average earnings growth of companies included in the Russell 2000® Growth Index as a key factor in selecting investments.

The Fund focuses its investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. The Fund builds its portfolio by selecting companies that it considers to have successful business plans. The Fund seeks high growth, favorably valued securities and has a bias for growth companies with reasonable valuation. The Fund maintains a disciplined approach to monitoring the valuation characteristics of the portfolio. The Fund may actively trade portfolio securities.

The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

The Fund uses a variety of criteria specific to a portfolio security to determine when the Fund may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching the Fund's target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Small Cap Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen VA Growth Fund normally invests at least 75% of its assets in the common stocks of small and medium-capitalization U.S. companies, while the Wells Fargo Advantage VT Small Cap Growth Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, an investment in Wells Fargo Advantage VT Small Cap Growth Fund may be subject to smaller company securities risk to a greater extent than an investment in Evergreen VA Growth Fund.

Principal Risk
Active Trading Risk
Counter-Party Risk
Derivatives Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar charts and tables do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown.

Year-by-Year Total Return for Class 1 Shares (%) for Evergreen VA Growth Fund

Highest Quarter:	4th Quarter 2001	+25.84%
Lowest Quarter:	4th Quarter 2008	-25.91%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT Small Cap Growth Fund

Highest Quarter:	4th Quarter 2001	+29.32%
Lowest Quarter:	1st Quarter 2001	-31.31%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen VA Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	3/3/1998	39.78% 39.78%	1.57% 1.57%	2.83% 2.83%
Class 2	7/31/2002	39.45% 39.45%	1.30% 1.30%	2.63% 2.63%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		34.47% 34.47%	0.87% 0.87%	-1.37% -1.37%
1	Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, 10 year returns for Class 2 would have been lower.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Small Cap Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1[1]	TBD	52.64% 52.64%	5.82% 5.82%	-2.49% -2.49%
Single Class	5/1/1995	52.64% 52.64%	5.82% 5.82%	-2.49% -2.49%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		34.47% 34.47%	0.87% 0.87%	-1.37% -1.37%
1	Performance shown for the Class 1 shares reflects the performance of the Single Class shares, and includes expenses that are not applicable to and higher than those of the Class 1 shares. The Single Class shares annual returns are substantially similar to what the Class 1 share returns would be because the Single Class and Class 1 shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
2	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Growth Fund
Total Annual Fund Operating Expenses1,[2]
Class 1	1.04% 1.04%
Class 2	1.29% 1.29%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 1.01% for Class 1 and 1.26% for Class 2. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage VT Small Cap Growth Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.27% 1.27%	1.20% 1.20%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Small Cap Growth Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 1	0.96% 0.96%	0.95% 0.95%
Class 2	1.21% 1.21%	1.20% 1.20%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA Growth Fund and the Wells Fargo Advantage VT Small Cap Growth Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to Class 2 shares of each Fund under each Fund's Distribution Plan are the same, 0.25% of the Fund's average daily net assets. Class 1 shares of both Funds do not pay a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Evergreen VA Growth Fund's portfolio turnover rate was 123% of the average value of its portfolio and the Wells Fargo Advantage VT Small Cap Growth Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated Wells Capital Management Incorporated
Portfolio Managers	Jerome ("Cam") Philpott, CFA Stuart Roberts Jerome ("Cam") Philpott, CFA Stuart Roberts

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN VA INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Evergreen VA International Equity Fund:	You will get this class of shares of Wells Fargo Advantage VT International Core Fund:
Class 1	Class 1[1]
Class 2	Class 2[2]
1	Class will be created to receive the assets of the corresponding share class set forth above.
2	Upon completion of the proposed Merger, the Fund will rename its existing single class of shares as Class 2 shares.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen VA International Equity Fund seeks long-term capital growth and secondarily, modest income, while the Wells Fargo Advantage VT International Core Fund seeks long-term capital appreciation. Each Fund invests normally at least 80% of its assets in the equity securities of foreign issuers. One difference is that Evergreen VA International Equity Fund seeks modest income from dividends while the Wells Fargo Advantage VT International Core Fund does not. This means that Evergreen VA International Equity Fund may focus more on investments that pay dividiends than the Wells Fargo Advantage VT International Core Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN VA INTERNATIONAL EQUITY FUND (Target Fund)	WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (Acquiring Fund)[1]
INVESTMENT GOAL
The Fund seeks long-term capital growth and secondarily, modest income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in equity securities issued by, in the portfolio manager's opinion, established and quality non-U.S. companies located in countries with developed markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three countries (other than the United States).

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign issuers.
The Fund may also invest in emerging markets.	Under normal circumstances, we invest up to 20% of the Fund's total assets in emerging market equity securities.
The Fund may purchase securities across all market capitalizations.	We may purchase securities across all market capitalizations.

The portfolio manager seeks both growth and value opportunities. For growth investments, the portfolio manager seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks, among other things, companies that are undervalued in the marketplace compared to their assets. The Fund normally intends to seek modest income from dividends paid by its equity holdings. Other than cash and cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.

The Fund uses bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, the Fund also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights are the residual of its stock-selection decisions. The Fund's investment process seeks both growth and value opportunities. For growth investments, the Fund targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, the Fund targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Additionally, the Fund seeks to identify catalysts that will unlock value, which will then be recognized by the market.

The Fund may, but will not necessarily, use derivatives.	The Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.

The Fund conducts ongoing review, research, and analysis of its portfolio holdings. The Fund may sell a stock if it achieves the Fund's investment objective for the position, if a stock's fundamentals or price change significantly, if the Fund changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the portfolio.

A Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

1	Reflects the principal investment strategies of the Funds to be effective at the time of the Merger.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT International Core Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risk
Active Trading Risk
Counter-Party Risk
Currency Hedging Risk
Derivatives Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Smaller Company Securities Risk
Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Fund's returns have varied from year to year and compare the Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar charts and tables do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown.

Year-by-Year Total Return for Class 1 Shares (%) for Evergreen VA International Equity Fund

Highest Quarter:	3rd Quarter 2009	+18.08%
Lowest Quarter:	3rd Quarter 2008	-20.63%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT International Core Fund

Highest Quarter:	3rd Quarter 2009	+17.83%
Lowest Quarter:	3rd Quarter 2008	-21.41%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen VA International Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	8/17/1998	15.95% 15.95%	2.19% 2.19%	1.96% 1.96%
Class 2	7/31/2002	15.47% 15.47%	1.92% 1.92%	1.76% 1.76%
MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)		31.78% 31.78%	3.54% 3.54%	1.17% 1.17%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT International Core Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 7/3/2000
Class 1[1]	TBD	12.66% 12.66%	-0.99% -0.99%	-2.38% -2.38%
Single Class	7/3/2000	12.66% 12.66%	-0.99% -0.99%	-2.38% -2.38%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		31.78% 31.78%	3.54% 3.54%	1.58% 1.58%
1	Performance shown for the Class 1 shares reflects the performance of the Single Class shares, and includes expenses that are not applicable to and higher than those of the Class 1 shares. The Single Class shares annual returns are substantially similar to what the Class 1 share returns would be because the Single Class and Class 1 shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA International Equity Fund
Total Annual Fund Operating Expenses[1]
Class 1	0.70% 0.70%
Class 2	0.95% 0.95%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage VT International Core Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.88% 1.88%	1.00% 1.00%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT International Core Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)1,[2]
Class 1	1.00% 1.00%	0.70% 0.70%
Class 2	1.25% 1.25%	0.95% 0.95%
1	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
2	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.69% for Class 1 and 0.94% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen VA International Equity Fund and the Wells Fargo Advantage VT International Core Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to Class 2 shares of each Fund under each Fund's Distribution Plan are the same, 0.25% of the Fund's average daily net assets. Class 1 shares of both Funds do not pay a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Evergreen VA International Equity Fund's portfolio turnover rate was 205% of the average value of its portfolio and the Wells Fargo Advantage VT International Core Fund's portfolio turnover rate was 230% of the average value of its portfolio.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated[1] Wells Capital Management Incorporated
Portfolio Manager	Francis Claró Francis Claró
1	While the sub-adviser of Wells Fargo Advantage International Core Fund is currently EIMC, it is anticipated that the sub-adviser will be changed to Wells Capital in advance of or at the Closing of the Merger. The portfolio manager of Wells Fargo Advantage International Core Fund will remain the same.

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND AND WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND INTO WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following table illustrates the share class of the Acquiring Fund that shareholders will receive as a result of the Merger in exchange for their shares in the Target Fund.

If you own this class of shares of Wells Fargo Advantage VT Equity Income Fund or Wells Fargo Advantage VT C&B Large Cap Value Fund:	You will get this class of shares of Wells Fargo Advantage VT Intrinsic Value Fund[1]:
Single Class	Class 2[2]
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Upon completion of the proposed Merger, the Fund will rename its existing single class of shares as Class 2 shares.

The Acquiring Fund shares that shareholders receive as a result of the Merger will have the same total value as the total value of their Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of an Evergreen Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will no longer be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The investment goals and strategies of the Funds are similar. The Wells Fargo Advantage VT Equity Income Fund seeks long-term capital appreciation and dividend income, while the Wells Fargo Advantage VT Intrinsic Value Fund seeks long-term capital appreciation. In addition, while the Wells Fargo Advantage VT Equity Income Fund normally invests at least 80% of its assets in income-producing equity securities of large-capitalization companies, the Wells Fargo Advantage VT Intrinsic Value Fund invests normally at least 80% of its assets in equity securities of large-capitalization companies. An important difference is that the Wells Fargo Advantage VT Intrinsic Value Fund has a policy that allows it to invest up to 20% of its assets in equity securities of foreign issuers, whereas this is not a part of the principal investment strategies of the Wells Fargo Advantage VT Equity Income Fund. This distinction means that the Wells Fargo Advantage VT Intrinsic Value Fund may invest a greater percentage of its assets in foreign securities than the Wells Fargo Advantage VT Equity Income Fund. Another differencein that the Wells Fargo Advantage VT Intrinsic Value Fund intends to invest in only between 30 and 50 companies, while the Wells Fargo Advantage VT Equity Income Fund has no similar strategy. This means that the Wells Fargo Advantage VT Intrinsic Value Fund may be invested in fewer companies than the Wells Fargo Advantage VT Equity Income Fund.

A more complete description of each Fund's investment goals and strategies is below.

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (Target Fund)	WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital appreciation and dividend income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in income-producing equity securities of large-capitalization companies. The Fund invests principally in equity securities of large-capitalization companies, which it defines as companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of large-capitalization companies, and up to 20% of its total assets in equity securities of foreign issuers, through ADRs and similar investments. The Fund invests principally in equity securities of approximately 30 to 50 large-capitalization companies, which are defined as companies with market capitalizations within the range of the Russell 1000 Value® Index. The market capitalization range of the Russell 1000 Value® Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.	Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund focuses on identifying companies that it believes have exceptional valuations, above market earnings growth, as well as consistency of dividend income and growth of the dividend. The Fund's screening process to identify such premier companies involves a search by market capitalization, dividend income or potential for dividend income, and stability of earnings to refine the selection universe. Additionally, the Fund screens for valuation by utilizing a comparative valuation tool that ranks a company's stock against a universe of other companies. This process helps to identify undervalued stocks and allows the Fund to focus its fundamental research on stocks that appear to offer exceptional investment opportunities. The Fund's fundamental research includes in-depth financial statement analysis that includes looking at a company's operating characteristics such as earnings and cash flow prospects, profit margin trends, and consistency of revenue growth. Other standard valuation measures are applied to this select group of stocks, such as price to earnings, price to book, price to sales and price to cash flow ratios, both on an absolute and on a relative basis. The Fund believes that its focus on valuation, capitalization size, consistency, and dividend yield all combine to produce a diversified portfolio of high quality stocks.

The Fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what it believes are short-term price anomalies in high-quality stocks. The Fund seeks to identify companies with established operating histories, financial strength and management expertise, among other factors. The Fund seeks stocks that are trading at a discount to what it believes are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that the Fund believes will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. The Fund may invest in any sector, and at times it may emphasize one or more particular sectors.

Because few companies meet the Fund's select screening criteria, it generally follows a low turnover approach and typically will only sell a stock if it no longer fits the Fund's criteria for a premier company.

The Fund may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the investment goals of the Funds have different focal points, with the Wells Fargo Advantage VT C&B Large Cap Value Fund seeking long-term total return, consistent with minimizing risk to principal and the Wells Fargo Advantage VT Intrinsic Value Fund seeking long-term capital appreciation, the Fund's investment strategies are similar. The Wells Fargo Advantage VT C&B Large Cap Value Fund normally invests at least 80% of its assets in equity securities of large-capitalization companies and the Wells Fargo Advantage VT Intrinsic Value Fund normally invests at least 80% of its assets in equity securities of large-capitalization companies. An important difference is that the Wells Fargo Advantage VT Intrinsic Value Fund has a policy that allows it to invest up to 20% of its assets in equity securities of foreign issuers, whereas this is not a part of the principal investment strategies of the Wells Fargo Advantage VT C&B Large Cap Value Fund. This distinction means that the Wells Fargo Advantage VT Intrinsic Value Fund may invest a greater percentage of its assets in foreign securities than the Wells Fargo Advantage VT C&B Large Cap Value Fund.

A more complete description of each Fund's investment goals and strategies is below.

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (Target Fund)	WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The Fund invests principally in equity securities of large-capitalization companies, which it defines as companies with market capitalizations of $3 billion or more. The Fund manages a relatively focused portfolio of 30 to 50 companies that enables it to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of large-capitalization companies, and up to 20% of its total assets in equity securities of foreign issuers, through ADRs and similar investments. The Fund invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which it defines as companies with market capitalizations within the range of the Russell 1000 Value® Index. The market capitalization range of the Russell 1000 Value® Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

The Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.	The Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund selects securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, the Fund considers criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. The Fund further narrows the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. The Fund believes its assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while its insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

The Fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what it believes are short-term price anomalies in high-quality stocks. The Fund seeks to identify companies with established operating histories, financial strength and management expertise, among other factors. The Fund seeks stocks that are trading at a discount to what it believes are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that the Fund believes will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. The Fund may invest in any sector, and at times it may emphasize one or more particular sectors.

The Fund regularly reviews the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or the Fund has identified a more attractive investment opportunity.

The Fund may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Although the Funds have historically used different terminology and descriptions to describe their fundamental policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental invesment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and the Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage VT Intrinsic Value Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage VT Equity Income Fund and the Wells Fargo Advantage VT C&B Large Cap Value Fund do not invest in foreign securities as part of their principal investment strategies, an investment in the Wells Fargo Advantage VT Intrinsic Value Fund may be subject to foreign investment risk to a greater extent than an investment in the Wells Fargo Advantage VT Equity Income Fund or in the Wells Fargo Advantage VT C&B Large Cap Value Fund.

Principal Risks
Counter-party Risk
Derivatives Risk
Foreign Investment Risk
Issuer Risk
Issuer Concentration Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Regulatory Risk
Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how the Target Funds' returns have varied from year to year and compare the Target Funds' returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. The bar charts and tables do not reflect contract, policy, separate account or other charges assessed by participating insurance companies; if they did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return (%) for Wells Fargo Advantage VT C&B Large Cap Value Fund

Highest Quarter:	3rd Quarter 2009	+18.83%
Lowest Quarter:	4th Quarter 2008	-23.41%

Year-by-Year Total Return (%) for Wells Fargo Advantage VT Equity Income Fund

Highest Quarter:	2nd Quarter 2003	+16.47%
Lowest Quarter:	3rd Quarter 2002	-20.59%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT C&B Large Cap Value Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Single Class	5/1/1998	28.90% 28.90%	0.83% 0.83%	0.90% 0.90%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69% 19.69%	-0.25% -0.25%	2.47% 2.47%
1	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage VT Equity Income Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Single Class	5/6/1996	16.86% 16.86%	-0.95% -0.95%	0.44% 0.44%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69% 19.69%	-0.25% -0.25%	2.47% 2.47%
1	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund.

With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. If the Merger of Wells Fargo Advantage VT C&B Large Cap Value Fund with the Acquiring Fund was the only Merger proposed, the pro forma expenses shown would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage VT Intrinsic Value Fund (Pro Forma Assuming Merger of Wells Fargo Advantage VT C&B Large Cap Value Fund Only with Acquiring Fund)" shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming only the Merger of Wells Fargo Advantage VT C&B Large Cap Value Fund with the Acquiring Fund had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund based on the date of the Target Funds' most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER. PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY FOR INFORMATION REGARDING SUCH CHARGES.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT C&B Large Cap Value Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.57% 1.57%	1.00% 1.00%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Equity Income Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Single Class	1.21% 1.21%	1.00% 1.00%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Intrinsic Value Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 2	1.10% 1.10%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Intrinsic Value Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class 2	1.40% 1.40%	1.00% 1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

The Wells Fargo Advantage VT C&B Large Cap Value Fund and the Wells Fargo Advantage VT Equity Income Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to shares of each Fund under each Fund's Distribution Plan are the same, 0.25% of the Fund's average daily net assets.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Wells Fargo Advantage VT C&B Large Cap Value Fund's portfolio turnover rate was 15% of the average value of its portfolio and the Wells Fargo Advantage VT Equity Income Fund's portfolio turnover rate was 16% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

The procedures for buying, selling and exchanging shares of the Funds are similar. For more information, see the section entitled "Merger Information."

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Acquiring Fund
Investment Adviser	Funds Management Funds Management
Investment Sub-adviser	Metropolitan West Capital Management, Inc. Metropolitan West Capital Management, Inc.
Portfolio Managers	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  Active Trading Risk. Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Derivatives Risk. The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

  Emerging Markets Risk. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Issuer Concentration Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

  Leverage Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk. A security may not be sold at the time desired or without adversely affecting the price.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously. Equity securities generally have greater price volatility than debt securities.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser, investment sub-adviser and portfolio manager(s) of your Acquiring Fund as referenced in the section entitled "Merger Summary."

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105, and Wells Fargo is located at 420 Montgomery Street, San Francisco, California 94163.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Total Return Bond Fund	First $500 million First $500 million	0.400% 0.400%
	Next $500 million Next $500 million	0.375% 0.375%
	Next $2 billion Next $2 billion	0.350% 0.350%
	Next $2 billion Next $2 billion	0.325% 0.325%
	Over $5 billion Over $5 billion	0.300% 0.300%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Omega Growth Fund	First $500 million First $500 million	0.550% 0.550%
	Next $500 million Next $500 million	0.500% 0.500%
	Next $1 billion Next $1 billion	0.450% 0.450%
	Next $2 billion Next $2 billion	0.425% 0.425%
	Over $4 billion Over $4 billion	0.400% 0.400%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Core Equity Fund	First $500 million First $500 million	0.550% 0.550%
	Next $500 million Next $500 million	0.500% 0.500%
	Next $1 billion Next $1 billion	0.450% 0.450%
	Next $2 billion Next $2 billion	0.425% 0.425%
	Over $4 billion Over $4 billion	0.400% 0.400%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Small/Mid Cap Value Fund[1]	First $500 million First $500 million	0.750% 0.750%
	Next $500 million Next $500 million	0.700% 0.700%
	Next $1 billion Next $1 billion	0.650% 0.650%
	Next $1 billion Next $1 billion	0.625% 0.625%
	Over $3 billion Over $3 billion	0.600% 0.600%
1	Reflects fees which will be in effect as of May 1, 2010.

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Small Cap Growth Fund[1]	First $500 million First $500 million	0.750% 0.750%
	Next $500 million Next $500 million	0.700% 0.700%
	Next $1 billion Next $1 billion	0.650% 0.650%
	Next $1 billion Next $1 billion	0.625% 0.625%
	Over $3 billion Over $3 billion	0.600% 0.600%
1	Reflects fees which will be in effect as of May 1, 2010.

Fund	Breakpoint	Fee
Wells Fargo Advantage VT International Core Fund	First $500 million First $500 million	0.750% 0.750%
	Next $500 million Next $500 million	0.700% 0.700%
	Next $1 billion Next $1 billion	0.650% 0.650%
	Next $2 billion Next $2 billion	0.625% 0.625%
	Over $4 billion Over $4 billion	0.600% 0.600%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Intrinsic Value Fund	First $500 million First $500 million	0.550% 0.550%
	Next $500 million Next $500 million	0.500% 0.500%
	Next $1 billion Next $1 billion	0.450% 0.450%
	Next $2 billion Next $2 billion	0.425% 0.425%
	Over $4 billion Over $4 billion	0.400% 0.400%

For the Acquiring Fund's most recent fiscal year, the aggregate advisory fee paid to Funds Management and Wells Capital was as follows:

Fund	As a % of average daily net assets
Wells Fargo Advantage VT Total Return Bond Fund	0.06% 0.06%
Wells Fargo Advantage VT Omega Growth Fund[1]	N/A N/A
Wells Fargo Advantage VT Core Equity Fund[1]	N/A N/A
Wells Fargo Advantage VT Small/Mid Cap Value Fund	0.00% 0.00%
Wells Fargo Advantage VT Small Cap Growth Fund	0.69% 0.69%
Wells Fargo Advantage VT International Core Fund	0.00% 0.00%
Wells Fargo Advantage VT Intrinsic Value Fund[1]	N/A N/A
1	Since the Acquiring Fund is a shell fund, it has not yet paid any advisory fees to Funds Management.

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Acquiring Funds. Wells Capital is responsible for the day-to-day investment management activities of the Acquiring Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Sub-Advisory Fees

For providing investment sub-advisory services to an Acquiring Fund, Wells Capital is entitled to receive monthly fees at the annual rates indicated below as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly so that the Fund will not pay, in the aggregate, more than the amounts shown above as being due to Funds Management.

While the sub-adviser of Wells Fargo Advantage International Core Fund is currently EIMC, it is anticipated that the sub-adviser will be changed to Wells Capital in advance of or at the Closing of the Merger. The portfolio manager of Wells Fargo Advantage International Core Fund will remain the same.

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Total Return Bond Fund	First $100 million First $100 million	0.20% 0.20%
	Next $200 million Next $200 million	0.175% 0.175%
	Next $200 million Next $200 million	0.15% 0.15%
	Over $500 million Over $500 million	0.10% 0.10%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Omega Growth Fund	First $100 million First $100 million	0.35% 0.35%
	Next $100 million Next $100 million	0.30% 0.30%
	Next $300 million Next $300 million	0.20% 0.20%
	Over $500 million Over $500 million	0.15% 0.15%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Core Equity Fund	First $100 million First $100 million	0.35% 0.35%
	Next $100 million Next $100 million	0.30% 0.30%
	Next $300 million Next $300 million	0.20% 0.20%
	Over $500 million Over $500 million	0.15% 0.15%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Small/Mid Cap Value Fund	First $100 million First $100 million	0.55% 0.55%
	Next $100 million Next $100 million	0.50% 0.50%
	Over $200 million Over $200 million	0.40% 0.40%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Small Cap Growth Fund	First $100 million First $100 million	0.55% 0.55%
	Next $100 million Next $100 million	0.50% 0.50%
	Over $200 million Over $200 million	0.40% 0.40%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT International Core Fund	First $200 million First $200 million	0.45% 0.45%
	Over $200 million Over $200 million	0.40% 0.40%

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Intrinsic Value Fund	First $250 million First $250 million	0.35% 0.35%
	Next $750 million Next $750 million	0.275% 0.275%
	Over $1 billion Over $1 billion	0.20% 0.20%

Sub-Advisory Fees

Metropolitan West Capital Management, LLC (MetWest Capital), a subsidiary of Wells Fargo and an affiliate of EIMC, is the sub-adviser to Wells Fargo Advantage VT Intrinsic Value Fund. As sub-adviser, MetWest Capital manages the Fund's investments on a day-to-day basis. MetWest Capital has been managing investment portfolios since 1997 and is located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

For providing investment sub-advisory services to an Acquiring Fund, MetWest Capital is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Breakpoint	Fee
Wells Fargo Advantage VT Intrinsic Value Fund	First $250 million First $250 million	0.35% 0.35%
	Next $750 million Next $750 million	0.275% 0.275%
	Over $1 billion Over $1 billion	0.20% 0.20%

For a discussion regarding the basis for the approval of each Acquiring Fund's investment advisory agreements by its Board of Trustees, please see the Acquiring Fund's (other than the Shell Funds) shareholder report for the period ended June 30, 2009.

Administration and Transfer Agency Fees

Wells Fargo Advantage Funds and Evergreen funds charge fees for administration and transfer agency services in different ways. The Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed by the Evergreen funds on a fund-wide basis, so that shareholders of all classes share equally in the fees. Wells Fargo Advantage Funds pay Funds Management an administrative fee. The administrative fee is paid in two components. One component is paid on a fund-wide basis equally, while the other fee is applied on a class-by-class basis and at rates that differ among classes. Funds Management provides or obtains transfer agency services for the Funds as part of its administrative service, and the portion of the administrative fee paid on a class-by-class basis is intended in part to compensate Funds Management for providing or obtaining those transfer agency services. As a result of these class allocations, the fees that former Evergreen fund shareholders of certain classes will bear after the Mergers relating to transfer agency services will rise, while former Evergreen fund shareholders of certain other classes will experience a decline in those fees. The administration and transfer agency fees paid by the Funds are included among the expenses that comprise the "Other Expenses" column of the Annual Fund Operating Expense tables included in Exhibit C of this prospectus/proxy statement. Each Fund's SAI (or, in the case of a Shell Fund, the Merger SAI) contains more information regarding the administration and transfer agency service fees borne by the Funds.

Portfolio Managers

EVERGREEN VA CORE BOND FUND INTO WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Troy Ludgood
Mr. Ludgood is jointly responsible for managing the Wells Fargo Advantage VT Total Return Bond Fund, which he has managed since 2007. In 2008, Mr. Ludgood was named as co-head and senior portfolio manager of the Montgomery Fixed Income Strategies Team at Wells Capital, where he has also served as a portfolio manager since 2007, Director of Credit Trading since 2006, and a senior credit trader since 2004. Prior to joining Wells Capital, he was a trader at Lehman Brothers since 2000. Education: B.S., Industrial Engineering, Georgia Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Thomas O'Connor, CFA
Mr. O'Connor is jointly responsible for managing the Wells Fargo Advantage VT Total Return Bond Fund, which he has managed since 2003. In 2008, Mr. O'Connor was named as co-head of the Montgomery Fixed Income Strategies Team at Wells Capital, where he has also served as a senior portfolio manager since 2007 and portfolio manager since 2003. Mr. O'Connor is responsible for identifying relative value in the mortgage and structural product sectors of the market. Prior to joining Wells Capital, Mr.O'Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

EVERGREEN VA OMEGA FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND INTO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Aziz Hamzaogullari, CFA
Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. In 2006, he was named Portfolio Manager. Prior to joining Wells Capital, he was a Senior Equity Analyst and Portfolio Manager for Manning Napier Advisors, Inc. Mr. Hamzaogullari has been working in the investment management field since 1993. He received a BS in management from Bilkent University in Turkey and an MBA from George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND INTO WELLS FARGO ADVANTAGE VT CORE EQUITY FUND

Walter T. McCormick, CFA
Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management Group. He returned to Wells Capital in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, Walter has served as Head of the Large Cap Value team at David L. Babson & Co., (1998–2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank.

Emory W. (Sandy) Sanders, Jr., CFA
Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. Mr. Sanders has been working in the investment management field since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

EVERGREEN VA SPECIAL VALUES FUND INTO WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND1

1	Reflects the portfolio management of the Fund as of May 1, 2010.

I. Charles Rinaldi
Mr. Rinaldi serves as lead portfolio manager for the Wells Fargo Advantage VT Small/Mid Cap Value Fund, and in this capacity is jointly responsible for managing the Fund, which he has managed, along with its predecessor fund, since 2001. Mr. Rinaldi joined Wells Capital Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining Wells Capital, he was a portfolio manager with Strong Capital Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College; M.B.A., Finance, Babson College.

EVERGREEN VA GROWTH FUND INTO WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Jerome "Cam" Philpott, CFA
Mr. Philpott is jointly responsible for managing the Wells Fargo Advantage VT Small Cap Growth Fund, which he has managed, along with its predecessor fund, since 1993. He joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management, (Montgomery) which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics, Washington and Lee University; M.B.A., Darden School - University of Virginia.

Stuart Roberts
Mr. Roberts is jointly responsible for managing the Wells Fargo Advantage VT Small Cap Growth Fund, which he has managed, along with its predecessor, since 2003. Mr. Roberts joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, he was a senior portfolio manager with Montgomery Asset Management for the Small Cap Growth Fund. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds. Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.

EVERGREEN VA INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

Francis X. Claró, CFA
Mr. Claró is responsible for managing the VT International Core Fund, which he has managed since 2009. Mr. Claró is a Managing Director, Senior Portfolio Manager and Head of Wells Capital's International Developed Markets team. He has been with Wells Capital or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claró has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND AND WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND INTO WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

Howard Gleicher, CFA
Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as Vice President and Equity Portfolio Manager with Pacific Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned both a BS and a Master of Science in Electrical Engineering from Stanford University. He also holds a MBA from Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary W. Lisenbee
Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc., as Senior Vice President, Portfolio Manager and Investment Policy Committee member with Van Deventer Hoch, Investment Counsel and as Partner and Research Analyst with Phelps Investment Management. Mr. Lisenbee has been working in the investment management field since 1973. He earned both a BA in Accounting and a MA in Economics from California State University, Fullerton.

David M. Graham
Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Previously, he served as Senior Portfolio Manager and Research Analyst with Wells Fargo, as Vice President and Director of Research with Palley-Needelman Asset Management, Inc. and as Senior Research Analyst with NWQ Investment Management Company, LLC. Mr. Graham has been working in the investment management field since 1968. He earned a B.S. in Economics from Occidental College and a MBA from Stanford University.

Jeffrey Peck
Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Previously, he served as Equity Research Analyst with both Janney Montgomery Scott and Bear Stearns Co., Inc. Mr. Peck has been working in the investment management field since 1995. He earned a B.S. in Mechanical Engineering from State University of New York, Buffalo and a M.B.A. from New York University's Stern School of Business. In 2004, Mr. Peck received the honor of being named a Best on the Street Analyst by The Wall Street Journal.

Each Acquiring Fund's Statement of Additional Information (or, in the case of the Shell Funds, the Merger SAI) contains additional information about the Acquiring Fund's portfolio managers, including other accounts managed, ownership of Acquiring Fund shares and elements of compensation.

MERGER INFORMATION

REASONS FOR THE MERGERS -- EVERGREEN FUNDS

After the merger of the Wells Fargo and Wachovia organizations, representatives of the combined Wells Fargo asset management organization ("Funds Management") approached the Trustees of the Evergreen Funds with a proposal to combine the Evergreen and Wells Fargo Advantage Fund families. Funds Management's representatives cited a number of important considerations favoring an eventual combination of the Fund families, including, among others, the integration of the Evergreen and Wells Fargo investment management organizations; possible economies of scale through the increased size of the combined Fund family; contractual savings from service providers to the combined Funds; the ability to select the best Funds from each family to continue as part of the combined Fund family; and more seamless integration of the Evergreen Funds into the combined Wells Fargo investment and shareholder servicing platforms and programs.

Over the course of 2009, the Board of Trustees of the Evergreen Funds worked closely with the management teams of Funds Management and EIMC to refine the proposed combination of the Fund families. The proposed combination involved a large number of merger transactions, including the Mergers described in this Prospectus/Proxy Statement, each of which would result in an Evergreen Fund merging into a Wells Fargo Advantage Fund. References to "mergers" in this section refer generally to the merger transactions (including each Merger described in this Prospectus/Proxy Statement, where applicable) involved in the combination of the Evergreen Fund family with the Wells Fargo Advantage Fund family. In their discussions, the Board made clear that, although the combination of the Fund families may well benefit the shareholders of the Evergreen Funds as a whole, the Board would consider carefully the impact of the proposed combination on each Evergreen Fund and its shareholders individually and would evaluate each merger independently. Areas of discussion, as more fully described below, included the investment programs of the Evergreen and Wells Fargo Advantage Funds proposed to be combined; the portfolio management teams with responsibility for the management of the Wells Fargo Advantage Funds after the combinations; and the effects of the combinations on the expenses born directly and indirectly by the investors in the Funds. The Trustees also considered carefully the ongoing governance of the Wells Fargo Advantage Fund family after the combination.

The Trustees reviewed information about each merger and the Evergreen Funds and Wells Fargo Advantage Funds participating in each merger at numerous in-person and telephonic meetings occurring throughout 2009. This included information about, among other things, the relative sizes of the Funds, the Funds' investment goals and principal investment strategies, their specific portfolio characteristics, the potential for diversification and economies of scale as a result of or following the merger, and the performance records, portfolio management teams, and expenses of the Funds (as is described in more detail below for each of the Mergers). The Trustees considered performance, fee and expense information throughout the year. The fee and expense information included in this Prospectus/Proxy Statement may be based on different periods than the information that the Trustees considered. The Trustees requested additional information from representatives of EIMC and Funds Management as they considered appropriate. The Trustees retained an independent industry consultant to assist them in evaluating the mergers and related information. They also met separately on numerous occasions with independent legal counsel to the Independent Trustees.

The Trustees met with management of EIMC and Funds Management repeatedly during the summer and fall of 2009. As a result of these ongoing discussions, management of EIMC and Funds Management made a number of changes to the proposed mergers, reflecting, among other things, a number of significant changes that the Trustees proposed in the belief that the changes would further improve the mergers for Evergreen Fund shareholders. Those changes included such things as changes in the identities of Funds proposed to participate in certain mergers; changes in portfolio management teams; changes in the Wells Fargo Advantage Fund share classes that Evergreen Fund shareholders would receive in certain mergers; reductions in advisory fee schedules in certain instances; and the introduction of additional break points or modifications in break point schedules for certain Wells Fargo Advantage Funds which, while not impacting current advisory fees, offered the potential for future advisory fee savings if the Funds increase in size as a result of or following the mergers. Many of the changes, to the extent applicable, are reflected in the descriptions of the Mergers presented in this Prospectus/Proxy Statement.

At a meeting held on December 30, 2009, the Board of Trustees of the Evergreen Funds, including all of the Independent Trustees, considered and unanimously approved each of the mergers. The Board of Trustees determined that each merger was in the best interests of the applicable Evergreen Fund and that the interests of existing shareholders of each applicable Evergreen Fund would not be diluted as a result of the merger.

The Trustees' determinations were based on a comprehensive evaluation of the information provided to them. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Trustees considered broader issues arising in the context of the combination of two large mutual fund families, their determinations with respect to each proposed merger were made on a fund-by-fund basis. For each merger the Trustees considered a number of additional matters, including the general factors described above, any significant differences between the investment objectives and policies of the Funds proposed to be merged, the historic investment performance of the Funds proposed to be merged, and the anticipated expenses of the Wells Fargo Advantage Funds following the merger (each referred to in this discussion as a "combined Fund"). Detailed information about each of these factors is provided elsewhere in this Prospectus/Proxy Statement. Set out below is a brief summary of the Trustees' considerations of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

Differences in overall approaches to fees; contract differences; Wells Fargo Expense Limitations.

General. The Trustees reviewed differences between the contractual arrangements of the Evergreen Funds and the Wells Fargo Advantage Funds, including arrangements with investment advisers, sub-advisers, administrators, transfer agents, and custodians, considering both services and fees. In relevant instances, the Trustees also considered that, in some instances, an Evergreen Fund was proposed to be reorganized into a Wells Fargo Advantage Fund that was part of a Master/Gateway structure. Many of those differences are highlighted elsewhere in this Prospectus/Proxy Statement.

Expense limitations. The Trustees noted that the expense limitations currently in effect for the Evergreen Funds are generally voluntary expense limitations implemented by EIMC, which EIMC may terminate at any time. The Trustees considered that EIMC would not necessarily be willing to provide those expense limitations indefinitely if the mergers did not occur. (Notwithstanding the voluntary nature of these expense limitations, as a result of discussions of the proposed combination of the Fund families, in December 2009, EIMC management agreed not to reduce or terminate any voluntary expense limitations then in place for the Evergreen Funds through the completion of the mergers.) By contrast, they considered that the expense limitations currently in effect for the Wells Fargo Advantage Funds ("Wells Fargo Expense Limitations") are contractual obligations on the part of Funds Management, and may only be changed by a vote of the Trustees of the Wells Fargo Advantage Funds. The Trustees took into account Funds Management's representations that it has historically sought the termination or relaxation of any Wells Fargo Expense Limitation only in unusual and isolated circumstances. The Trustees placed significant weight on Funds Management's assertion in this regard and on the fact that they had obtained Funds Management's commitment that it would not, in any event, seek or propose to terminate or raise any applicable Wells Fargo Expense Limitation for a period of at least three years following the merger. Thus, in any case where a Wells Fargo Advantage Fund's net expense ratio after a merger would be lower than that of the corresponding Evergreen Fund due to a Wells Fargo Expense Limitation, the Trustees considered that the Wells Fargo Expense Limitation would be a contractual commitment in effect for at least three years.

Administrative fees. The Trustees noted that the Evergreen Funds typically pay separate fees for administration and transfer agency services. These fees are imposed on a Fund-wide basis, so that shareholders of all classes share equally in the fees. The Trustees noted that the Wells Fargo Advantage Funds pay a single fee to Funds Management for both administrative and transfer agency services, and that that fee is charged in part on a Fund-wide basis, and in part separately, and at different rates, to the various share classes within a Fund. In considering the effect of these differences, the Trustees noted that the differences would not likely result in any decrease in the nature or quality of services provided to shareholders and that they may, in some cases, result in a more precise alignment of expenses charged to a share class with services provided to shareholders of that class. The Trustees considered that Funds Management retained a third party to provide certain transfer agency services to the Wells Fargo Advantage Funds, and had negotiated improved fee arrangements with this service provider that were contingent, in part, upon the integration of the Fund families.

Share classes. The Trustees considered differences between the share classes offered by the Evergreen Funds and those offered by the Wells Fargo Advantage Funds. They concluded, in light of the services provided to the shareholders of the different classes and the overall expenses to be paid by shareholders of those classes, that the differences were not such as to prevent consummation of the mergers.

Method of comparing fees. Each Wells Fargo Advantage Fund pays fees to Funds Management or its affiliates for investment advisory and administrative (including transfer agency) services. Each Evergreen Fund pays fees to EIMC or its affiliates for investment advisory, administrative, and transfer agency services. In comparing fees charged by EIMC (and affiliates) with those charged by Funds Management (and affiliates), the Trustees compared the aggregate amount paid by the Evergreen Funds for investment advisory, administrative, and transfer agency services with the aggregate amount paid by the Wells Fargo Advantage Funds for investment advisory and administrative (including transfer agency) services (the aggregate of those amounts paid by the Wells Fargo Advantage Funds referred to below as the "Aggregate Wells Fargo Fees" paid by a Wells Fargo Advantage Fund), as well as the Funds' gross operating expense ratios and net operating expense ratios (net of voluntary expense limitations and, in the case of Wells Fargo Advantage Funds, net of Wells Fargo Expense Limitation). In addition, the Trustees considered the Funds' expenses in light of the average expenses, and average advisory, administrative, and transfer agency fees, paid by other funds in a peer group of competitive funds selected by Lipper Inc.

During the course of their consideration of fees that the Wells Fargo Advantage Funds pay for investment advisory services, the Trustees noted that in certain cases, Funds Management and/or its affiliates provide to other clients advisory services that are comparable in some degree to the advisory services that they provide to particular Wells Fargo Advantage Funds. The Trustees considered information that Funds Management provided regarding the rates at which those other clients pay advisory fees. Fees charged to those other clients (generally large institutions) were generally lower than those charged to the respective Wells Fargo Advantage Funds. The Trustees also noted that certain fees paid to Funds Management by the variable trust Wells Fargo Advantage Funds were lower than those paid by comparable retail Wells Fargo Advantage Funds. They considered management's representation that many of those fees are set in light of the expenses of the variable products through which the variable trust Wells Fargo Advantage Funds are sold, and that, as a result, the market for the variable Funds, and the pricing of the variable Funds, is typically different from those of the retail Funds.

Custody and fund accounting savings. The Trustees considered that Funds Management had been able to negotiate improved fee arrangements for custody and fund-accounting services for the Wells Fargo Advantage Funds, which were contingent in part upon the integration of the two fund families. The Wells Fargo Advantage Funds contract directly for these services, so that these improved fee arrangements will operate to the benefit of those Funds' shareholders, including the former Evergreen Fund shareholders, following the mergers.

Tax considerations.
The Trustees considered the relative tax situations of the Evergreen Funds and the resulting impact of the mergers on the Funds' shareholders. They reviewed information relating to the Funds' capital loss carryforwards, unrealized and realized gains and losses, and the potential impact of the mergers on these tax attributes. In the case of each merger, the Trustees determined, based upon an evaluation of a variety of factors including the size of the capital loss carryforwards and unrealized and realized gains and losses, the size of each Fund participating in the merger, the expiration schedule for the capital loss carryforwards, and the likelihood that a Fund would be able to take advantage of its capital loss carryforwards, that any loss or limitation on the benefit of a Fund's capital loss carryforward or other tax attributes as a result of the merger should not be seen, in light of all of the aspects of the proposed merger, as dilutive of shareholder interests.

Governance.
The Trustees considered information regarding the Trustees of the Wells Fargo Advantage Funds, and a number of the Evergreen Trustees met with all or some of the Wells Fargo Trustees. They considered the experience and expertise of those Trustees. The Trustees also considered, and placed substantial reliance on the facts, that two members of the Evergreen Funds Board of Trustees (expected to be Michael S. Scofield and K. Dun Gifford) would be joining the Wells Fargo Advantage Funds Board of Trustees upon consummation of the first of the mergers and would resign from the Evergreen Funds Board of Trustees at that time, and that the remaining members of the Evergreen Funds Board of Trustees would serve in an advisory capacity for a period of two years following the mergers.

Consideration of investment matters and expenses.

Evergreen VA Core Bond Fund into Wells Fargo Advantage VT Total Return Bond Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies. They considered that the Wells Fargo Advantage Fund has a longer and significantly better performance record than that of the Evergreen Fund. They considered that the Aggregate Wells Fargo Fees and gross expense ratio of the combined Fund would be higher than those of the Evergreen Fund, but that the net expense ratio of the combined Fund would be lower.

Evergreen VA Omega Fund into Wells Fargo Advantage VT Omega Growth Fund; Evergreen VA Fundamental Large Cap Fund into Wells Fargo Advantage VT Core Equity Fund. The Trustees considered that each Evergreen Fund would be merged into a new "shell" series of a Wells Fargo trust, and that an existing Wells Fargo Advantage Fund would be merged into that shell, as well. The Trustees considered that, in each case, the Evergreen Fund and the Wells Fargo Advantage shell Fund have generally similar investment objectives and policies. They noted that the Evergreen VA Fundamental Large Cap Fund's objective is to seek capital growth with the potential for current income and that its investment polices specifically permitted it to invest up to 20% of its assets in convertible securities; the Wells Fargo Advantage shell Fund's objective is to seek long-term capital appreciation and its policies do not specifically reserve the right to invest in convertible securities. Management represented to the Trustees that this difference would not result in any change in the management of the Wells Fargo Advantage Fund compared to the Evergreen Fund. The Trustees considered that, in each case, the portfolio management team of the Evergreen Fund would be the portfolio management team of the combined Fund. They noted that the Aggregate Wells Fargo Fees, gross expense ratio, and net expense ratio of Wells Fargo Advantage VT Core Equity Fund would be lower than those of Evergreen VA Fundamental Large Cap Fund. As to the other merger, they noted that the Aggregate Wells Fargo Fees and the gross expense ratio of the combined Funds would be higher than those of the Evergreen Funds in each case, but that the net expense ratio of the combined Fund would be unchanged from that of the Evergreen Fund. In their consideration of the effect of the expenses of the reorganization of the Evergreen Funds, the Trustees assumed that the related Wells Fargo Advantage Fund mergers into the new Wells Fargo Advantage shell Funds would be effected, as well.

Evergreen VA Special Values Fund into Wells Fargo Advantage VT Small/Mid Cap Value Fund. The Trustees considered that the two Funds have generally similar investment objectives and policies, although the Wells Fargo Advantage Fund may invest more of its assets in foreign securities than may the Evergreen Fund. They considered that the Wells Fargo Advantage Fund has a better performance record than that of the Evergreen Fund; they noted that the investment policies of the Wells Fargo Advantage Fund would be revised to place greater emphasis on small-cap (as opposed to mid-cap) companies, and considered information regarding the portfolio manager's performance in small-cap investments generally. They considered that the Aggregate Wells Fargo Fees, gross expense ratio, and net expense ratio of the combined Fund would be lower than those of the Evergreen Fund.

Evergreen VA Growth Fund into Wells Fargo Advantage VT Small Cap Growth Fund. The Trustees considered that the two Funds have generally similar investment policies. They noted that each Fund uses as its benchmark index, the Russell 2000® Growth Index, an index of small capitalization companies. They noted that the Evergreen Fund's investment policies would generally allow it to invest a greater percentage of its assets in larger companies within the market capitalization range of the index, while the Wells Fargo Advantage Fund must invest most of its assets in companies with market capitalizations of $2 billion or less. They considered that the Wells Fargo Advantage Fund has a better performance record than that of the Evergreen Fund. They noted that the Aggregate Wells Fargo Fees of the combined Fund are higher than those of the Evergreen Fund, but considered that gross expense ratio and net expense ratio of the combined Fund would be lower than those of the Evergreen Fund.

Evergreen VA International Equity Fund into Wells Fargo Advantage VT International Core Fund. The Trustees considered that the Evergreen Fund and the Wells Fargo Advantage Fund have generally similar investment objectives and policies. They noted that the Wells Fargo Advantage Fund's investment objective will not include modest income as a secondary consideration; the Evergreen Fund's objective includes such a consideration. Management represented to the Trustees that this difference would not result in any change in the management of the Wells Fargo Advantage Fund compared to the Evergreen Fund. The Trustees considered that the portfolio management team of the Evergreen Fund would be the portfolio management team of the combined Fund. They noted that the Aggregate Wells Fargo Fees and the gross expense ratio of the combined Fund would be higher than those of the Evergreen Fund, but that the net expense ratio of the combined Fund would be unchanged from that of the Evergreen Fund.

REASONS FOR THE MERGERS -- WELLS FARGO ADVANTAGE FUNDS

At regular and special Board meetings in May, June, August, November and December 2009 and January 2010, the Board of Trustees of the Wells Fargo Target Trust considered the proposed combination of the Evergreen Fund Family and the Wells Fargo Advantage Funds, which includes the proposed Mergers of the Wells Fargo Advantage VT Large Company Growth Fund into the newly created Wells Fargo Advantage VT Omega Growth Fund, the Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Fund into the newly created Wells Fargo Advantage VT Intrinsic Value Fund, and the Wells Fargo Advantage VT Large Company Core Fund into the newly created Wells Fargo Advantage VT Core Equity Fund. In connection with these Board meetings, Funds Management provided extensive background materials and analyses to the Board. These materials included information on the investment objectives and principal investment strategies of the Target Funds and the Acquiring Funds, comparative operating expense ratios, certain tax information, asset size, risk profile and investment performance information, and an analysis of the projected benefits to Target Fund shareholders of the Mergers. Funds Management responded to questions and requests for additional information at these meetings and throughout the course of the Board's consideration of these matters.

After reviewing and discussing these materials and analyses, among themselves, with management, and with its legal advisers, on January 11, 2010, the Board unanimously approved the Plan. In its deliberations, the Board recognized that some of the benefits of the Plan would accrue to Funds Management and its affiliates rather than Target Fund shareholders. In this regard, the Board noted that Funds Management and its affiliates may benefit from the elimination of duplicative Funds and expenses, and from other cost savings resulting from the streamlining of the product line, among other things. The Board recognized the existence of these benefits in the context of evaluating the Plan overall and determining that the Merger of each Target Fund into the corresponding Acquiring Fund would be in the best interests of the Target Fund and its shareholders. The Board further determined that the interests of existing shareholders of each Target Fund would not be diluted as a result of the Merger.

Accordingly, the Board unanimously recommends that shareholders of each Target Fund vote to approve the Merger for the following reasons:

* STREAMLINED PRODUCT LINE AND ENHANCED VIABILITY
The Board noted that the Mergers of the Target Funds into the Acquiring Funds are part of the overall combination of the Evergreen Fund Family and the Wells Fargo Advantage Funds. The overall combination is intended to streamline the product offering of the fund family by combining funds with compatible investment objectives and principal investment strategies. This streamlining will enable management, distribution and other resources to be more effectively concentrated on a more focused group of portfolios.

Each Merger is expected to enhance the viability of the combined Acquiring Fund, which would include the Target Funds and, in the case of Wells Fargo Advantage VT Omega Growth Fund and Wells Fargo Advantage VT Core Equity Fund, a corresponding Evergreen Target Fund, subject to approval by their shareholders. By combining the Funds, the fund complex is also able to take steps towards eliminating duplicative costs and improving potential shareholder returns. The Board determined that the elimination of duplicative costs and the spreading of certain costs across a larger asset base can benefit shareholders by leading to reductions in operating expense ratios. Moreover, the Target Funds have not been able to achieve scale and have experienced net redemptions in recent years.

* PORTFOLIO MANAGEMENT
The Board considered the investment strategy similarities and differences described under Specific Considerations, below, and determined that the investment strategies of each Acquiring Fund were potentially beneficial for Target Fund shareholders. The Board received information about the portfolio managers who would be managing the Acquiring Funds and satisfied itself as to the nature and quality of advisory services expected to be provided for the benefit of the Acquiring Funds' shareholders.

* GREATER POTENTIAL ECONOMIES OF SCALE
The Board also considered that each Target Fund may benefit from the potential for greater economies of scale by merging into an Acquiring Fund that, assuming the other Target Fund(s) also merge into the Acquiring Fund, would have greater assets than each separate Target Fund currently has.

* COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES
As discussed further below under "Specific Considerations" and in the section entitled "Investment Goal and Strategy Comparison," each Acquiring Fund and corresponding Target Fund has compatible investment objectives and principal investments strategies. As a result, the Merger is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. The Board considered management's representation that the Merger is not expected to significantly alter the risk/potential return profile of any Target Fund shareholder's investment.

* COMPARATIVE PERFORMANCE
The Board considered that, in each Merger, the Acquiring Fund is a shell fund created for purposes of the Merger which will assume the accounting history and performance track record of the Wells Fargo or Evergreen Target Fund that it will most closely resemble. In the Mergers involving Wells Fargo Advantage VT Large Company Growth Fund and Wells Fargo Advantage VT Large Company Core Fund, the investment performance of the Evergreen Fund that the Acquiring Fund will most closely resemble has been superior to that of these two Funds over most periods. In the Merger of the Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Fund into the newly created Wells Fargo Advantage VT Intrinsic Value Fund, the Board considered that the Acquiring Fund would be managed by a new team that has a better investment performance track record than that of either Target Fund. Shareholders can consult the chart in the section entitled "Fund Performance Comparison" for Fund-specific performance comparisons.

* TOTAL AND NET OPERATING EXPENSES OF THE FUNDS
The Board considered the total and net annual fund operating expenses for each Target Fund and corresponding Acquiring Fund. For each Merger, the Acquiring Fund class will have a lower or equal total and net operating expense ratio than the corresponding class of the Target Fund. Thus, all Target Fund shareholders will pay the same or lower fees as a result of the Merger. The Board also noted that Funds Management has committed to maintain the Acquiring Fund's pro forma net operating expense ratio cap for a 3-year period from the Closing Date if the Merger is consummated. Thus, Target Fund shareholders will not experience an increase in their net operating expense ratios for at least 3 years, and could potentially experience a reduction, as a result of the Merger. Shareholders can consult the section entitled "Fund Expense Comparison" for Fund-specific total and net operating expenses comparisons.

* EXPECTED TAX-FREE CONVERSION OF THE TARGET FUND SHARES
The Board also considered the expectation that each Merger will be treated as a "reorganization" for U.S. federal income tax purposes. If, prior to the Merger, a Target Fund shareholder holding shares in a non-tax deferred account were to redeem the Target Fund shares to invest the proceeds in another fund or other investment product, the shareholder generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, by participating in the Mergers, it is expected that: (1) shareholders will not recognize a taxable gain or a loss on the exchange of Target Fund shares for shares of the same or a comparable Class of the corresponding Acquiring Fund; (2) shareholders will have the same tax basis in Acquiring Fund shares as in Target Fund shares; and (3) assuming that shareholders hold Target Fund shares as a capital asset, the holding period for the Acquiring Fund shares will include the period for which the shareholder held Target Fund shares. Shareholders will continue to have the right to redeem any or all shares at net asset value, net of any applicable CDSC, at any time, at which time, a shareholder generally would recognize a gain or loss for U.S. federal income tax purposes.

The Board also noted that Target Fund shares are predominantly owned by Contract Owners through insurance company separate accounts (that are accorded favorable tax treatment in the form of tax deferral) and that the Merger should have no U.S. federal income tax consequences on such Contract Owners even if it does not qualify as a "reorganization" as described above. Shareholders and Contract Owners should review the section entitled "Material U.S. Federal Income Tax Consequences of the Mergers" for a description of the material U.S. federal income tax consequences of the Mergers.

* EXPENSES OF THE MERGER
Funds Management and EIMC have agreed to bear all of the expenses of preparing, printing, and mailing the Prospectus/Proxy Statement and related solicitation expenses for the approval of the Mergers, so shareholders of the Target Funds and Acquiring Funds will not bear these costs.

Specific Considerations

The Board also considered certain factors specific to each Fund in concluding that each proposed Merger is in the best interests of each Target Fund's shareholders. Some of the specific key factors that the Board considered are detailed below.

Merger of the Wells Fargo Advantage VT Large Company Growth into the Wells Fargo Advantage VT Omega Growth Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. In considering the Merger, the Board noted that, although the Wells Fargo Advantage VT Large Company Growth Fund and the Wells Fargo Advantage VT Omega Growth Fund both invest in equity securities, the Wells Fargo Advantage VT Large Company Growth Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies, while the Wells Fargo Advantage VT Omega Growth Fund may invest at least 80% of its total assets in equity securities across all market capitalizations. Further, the Board considered that the Wells Fargo Advantage VT Large Company Growth Fund invests in 30 to 50 large capitalization companies, while the Wells Fargo Advantage VT Omega Growth Fund invests in 35 to 60 companies. In addition, the Board considered that that the Merger would result in a lower total operating expense ratio and the same net operating expense ratio for Wells Fargo Advantage VT Large Company Growth Fund shareholders. The Board also noted that the Evergreen Target Fund that the Acquiring Fund will most closely resemble has a stronger investment performance record than the Wells Fargo Advantage VT Large Company Growth Fund over all periods reviewed.

Merger of the Wells Fargo Advantage VT Equity Income Fund into the Wells Fargo Advantage VT Intrinsic Value Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. In considering the Merger, the Board noted that the Wells Fargo Advantage VT Equity Income Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies and the Wells Fargo Advantage VT Intrinsic Value Fund invests at least 80% of its total assets in the equity securities of large-capitalization companies. The Board further noted that the Wells Fargo Advantage VT Equity Income Fund invests those assets in income-producing equity securities of large-capitalization companies with market capitalizations of $3 billion or more, while the Wells Fargo Advantage VT Intrinsic Value Fund invests more generally in equity securities of large-capitalization companies with market capitalizations within the range of the Russell 1000 Value Index. As of its last reconstitution in June 2009, the Russell 1000 Value Index had a market capitalization range of approximately $617 million to $341 billion. The Board also noted that the Wells Fargo Advantage VT Intrinsic Value Fund may invest up to 20% of its total assets in foreign securities. The Board also considered that the Acquiring Fund would be managed by a new investment team with a stronger investment performance record than the investment team for the Wells Fargo Advantage VT Equity Income Fund over all periods reviewed. Apart from these factors, the Board considered that the Merger would result in a lower total operating expense ratio and the same net operating expense ratio for the Wells Fargo Advantage VT Equity Income Fund shareholders.

Merger of the Wells Fargo Advantage VT C&B Large Cap Value Fund into the Wells Fargo Advantage VT Intrinsic Value Fund

The Board considered the benefits of combining funds that have similar investment objectives and principal investment strategies. In considering the Merger, the Board noted that the Wells Fargo Advantage VT C&B Large Cap Value Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies and the Wells Fargo Advantage VT Intrinsic Value Fund invests at least 80% of its total assets in the equity securities of large-capitalization companies. The Board further noted that the Wells Fargo Advantage VT C&B Large Cap Value Fund defines large-capitalization companies as those with market capitalizations of $3 billion or more, while the Wells Fargo Advantage VT Intrinsic Value Fund defines large-capitalization companies as securities of companies with market capitalizations within the range of the Russell 1000 Value Index. As of its last reconstitution in June 2009, the Russell 1000 Value Index had a market capitalization range of approximately $617 million to $341 billion. The Board further considered that both Funds employ a relatively focused portfolio of approximately 30 to 50 large-capitalization companies. In addition, the Board noted that the Wells Fargo Advantage VT Intrinsic Value Fund may invest up to 20% of its total assets in foreign securities. The Board also considered that the Acquiring Fund would be managed by a new investment team with a stronger investment performance record than the investment team for the Wells Fargo Advantage VT C&B Large Cap Value Fund over all periods reviewed. Apart from these factors, the Board also noted that the Merger would result in a lower total operating expense ratio and the same net operating expense ratio for Wells Fargo Advantage VT C&B Large Cap Value Fund shareholders.

Merger of the Wells Fargo Advantage VT Large Company Core Fund into the Wells Fargo Advantage VT Core Equity Fund

The Board considered the benefits of combining funds that have identical investment objectives and similar principal investment strategies. In considering the Merger, the Board noted that both the Wells Fargo Advantage VT Large Company Core Fund and the Wells Fargo Advantage VT Core Equity Fund may invest at least 80% of their net assets in the equity securities of large-capitalization companies. However, the Wells Fargo Advantage VT Large Company Core Fund defines large capitalization companies as those with market capitalizations of $3 billion or more and the Wells Fargo Advantage VT Core Equity Fund defines term as those with market capitalizations within the range of the Russell 1000 Index. As of December 31, 2009, the Russell 1000 Index had a market capitalization range of approximately $263 million to $324 billion. The Board also considered that Wells Fargo Advantage VT Large Company Core Fund could invest up to 25% of its total assets in foreign securities whereas the Wells Fargo Advantage VT Core Equity Fund is limited to investing up to 20% of its total assets in foreign securities. Apart from these factors, the Board also noted that the Merger would result in a lower total and the same net operating expense ratio for Wells Fargo Advantage VT Large Company Growth Fund shareholders. The Board also noted that the Evergreen Target Fund that the Acquiring Fund will most closely resemble has a stronger investment performance record than the Wells Fargo Advantage VT Large Company Core Fund over all periods reviewed.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached at Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured after the close of business on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), at 9:00 a.m. on a particular Merger date (the "Effective Time").

The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Effective Time or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").

At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of its applicable Trust in accordance with applicable law and its Declaration of Trust.

A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition completion of a Merger is subject to numerous conditions set forth in the particular Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes. The Plan also contemplates that the Board of the Acquiring Trust take all actions necessary or appropriate to appoint and constitute two current Trustees of the Evergreen Target Trust as members of the Acquiring Trust's Board. Also, the Plan contemplates that an Advisory Committee be established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds" that would initially be comprised of the current Trustees of the Evergreen Target Trust ("Evergreen Trustees") who are not appointed to the Acquiring Trust's Board and that a special letter agreement of Funds Management providing, among other things, for Funds Management to compensate Advisory Committee members be in full force and effect. The amount of such compensation will be comparable to the annual retainer amount each current Evergreen Trustee earns as Trustee of such Evergreen Trust, but will in no case be more than the total compensation such Trustee earns for his or her service as Evergreen Trustee. Another condition of the Evergreen Target Trust's obligations under the Plan is that satisfactory arrangements regarding the indemnification of the Evergreen Trustees be entered into. Pursuant to these arrangements, Funds Management is expected to provide operational and financial assurances in respect of liabilities the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Evergreen Target Trust.

Whether or not the Merger is consummated, Funds Management, EIMC or one of their affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor). No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by the Target Fund or Acquiring Fund or their respective shareholders. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequencesof the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds. If you hold Target Fund shares through an insurance company separate account, you should not be affected even if your Merger does not qualify as a "reorganization" as described above.

Status as a Regulated Investment Company

Since its formation, each Fund , other than the Shell Funds, has elected and believes it has qualified to be treated as a separate "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code and each Shell Fund intends to qualify to be treated as a RIC. Accordingly, each Fund, other than the Shell Funds, believes that it has been, and expects to continue to be, and each Shell Fund expects to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds (or, in the case of the Shell Funds, this prospectus/proxy statement and the Merger SAI) for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to an Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Equalization Accounting. An Acquiring Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Acquiring Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits an Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect an Acquiring Fund's total returns, it may reduce the amount that an Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods used by the Acquiring Funds, and thus the Acquiring Funds' use of these methods may be subject to IRS scrutiny.

Taxation of Acquiring Fund Investments. If you hold Acquiring Fund shares through an insurance company separate account, you should generally not be affected by the character of the Acquiring Fund's investments.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If an Acquiring Fund acquires any equity interest in a PFIC, the Acquiring Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Acquiring Fund is timely distributed to its shareholders.

Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Acquiring Fund to recognize taxable income or gain without the concurrent receipt of cash. The Acquiring Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, an Acquiring Fund may incur the tax and interest charges described above in some instances.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Acquiring Funds will be deemed "Section 1256 contracts." An Acquiring Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss. These provisions may require an Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require an Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Taxation of a Separate Account of a Participating Insurance Company. Under the Internal Revenue Code, if the investments of a segregated asset account, such as the separate accounts of participating insurance companies, are "adequately diversified," a holder of a variable annuity contract or variable life insurance policy supported by the account will receive favorable tax treatment in the form of tax deferral.

In general, pursuant to the U.S. Treasury regulations promulgated under Section 817(h) of the Internal Revenue Code, the investments of a segregated asset account are considered to be "adequately diversified" only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be "adequately diversified" if it meets the RIC diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. government securities, and securities of other RICs.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. government agency and instrumentality is considered a separate issuer. However, U.S. Treasury regulations provide a "look-through rule" with respect to a segregated asset account's investments in a RIC for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC. In particular, (i) if the beneficial interests in the RIC are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such RIC is available exclusively through the purchase of a variable annuity contract or variable life insurance policy or through certain qualified pension or retirement plans, then a segregated asset account's beneficial interest in the RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met, notwithstanding the fact that beneficial interests in the RIC are also held by certain other permitted investors, including certain pension or retirement plans, certain qualified tuition programs, or certain Puerto Rican segregated asset accounts.

Failure by an Acquiring Fund to satisfy the Section 817(h) requirements could cause the variable annuity contracts and variable life insurance policies to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse U.S. federal income tax consequences for the insurance company issuing the contracts.

As indicated above, the Trust intends that each Acquiring Fund will continue to qualify as a RIC under the Internal Revenue Code. The Trust also intends to cause each Acquiring Fund to continue to satisfy the separate requirements imposed by Section 817(h) of the Internal Revenue Code and the regulations thereunder at all times to enable the corresponding separate accounts to be "adequately diversified." Accordingly, the Trust intends that each participating insurance company, through its separate accounts, will be able to treat its interests in an Acquiring Fund as ownership of a pro rata portion of each asset of the Acquiring Fund, so that individual holders of the variable annuity contracts or variable life insurance policies underlying the separate account will qualify for favorable federal income tax treatment under the Internal Revenue Code. However, no assurance can be made in that regard.

The IRS or Treasury Department may issue additional rulings or regulations that will address the circumstances in which a variable annuity contract or variable life insurance policy holder's control of the investments of a separate account may cause such holder, rather than the insurance company, to be treated as the owner of the assets of a separate account. If the holder is considered the owner of the securities underlying the separate account, income and gain produced by those securities would be included currently in the holder's gross income. It is not known what standards will be set forth in the regulations or rulings or whether any such standards will apply retroactively. In the event that rulings or regulations are issued, there can be no assurance that the Acquiring Funds will be able to operate as currently described, or that the Trust will not have to change one or more Acquiring Fund's investment objective or substitute the shares of one Acquiring Fund for those of another.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Tax Consequences to Holders of Variable Annuity Contracts or Variable Life Insurance Policies. For information concerning the U.S. federal income tax consequences to the holders of variable annuity contracts or variable life insurance policies, such holders should consult the prospectuses and other materials used in connection with the issuance of their particular contracts or policies. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the contract or policy holder. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59%. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Contract or policy holders should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Buying, Selling and Exchanging Fund Shares

Purchase and Redemption Procedures -- Evergreen VA Funds

With respect to the Evergreen Variable Annuity Funds (the "Evergreen VA Funds"), shares of an Evergreen Fund may not be purchased or redeemed directly, but only through Variable Contracts offered through separate accounts of participating insurance companies. Please refer to the prospectus of the Variable Contracts for information on how to purchase such contracts or policies, how to select specific Evergreen VA Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of an Evergreen VA Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the variable annuity contracts or variable life insurance policies.

The Evergreen VA Funds have approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the time that a Fund calculates its NAV. These financial service firms may charge transaction fees.

Timing of Proceeds. Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we may take up to seven business days before sending redemption proceeds.

Purchase and Redemption Procedures -- Wells Fargo VT Funds

Shares of the Wells Fargo Variable Trust ("WFVT")  are not offered directly to the general public. WFVT currently offers the Wells Fargo Advantage VT Funds (the "Wells Fargo VT Funds") shares to separate accounts of various life insurance companies as funding vehicles for certain Variable Contracts issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the Securities and Exchange Commission. When shares of Wells Fargo VT Funds are offered as a funding vehicle for Variable Contracts issued through such a separate account, a separate prospectus describing the separate account and the Variable Contracts being offered through it will accompany the Wells Fargo VT Fund prospectus. When WFVT offers Fund shares as funding vehicles for Variable Contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the Variable Contracts being offered through it will accompany the Wells Fargo VT Fund prospectus. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of WFVT's current participation agreements (which do not differ materially from one another).

Shares of the Funds are sold in a continuous offering to the separate accounts to support the Variable Contracts. Net purchase payments under the Variable Contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from Variable Contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

Share Class Information

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information (or in the case of the Shell Funds, Exhibit E to this prospectus/proxy statement and the Merger SAI).

With respect to Class 2 shares, the Evergreen VA Funds and the Wells Fargo VT Funds have each adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to prospective beneficial owners of each Fund's shares, and the payment of compensation to Participating Insurance Companies. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class 1 shares of Evergreen VA Funds and Wells Fargo VT Funds do not pay a 12b-1 fee.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

The Evergreen VA funds' short-term trading policy is substantially similar to that of Wells Fargo VT Funds, which is set forth below. The Evergreen VA funds' policy is described in the Target Funds' prospectuses and statement of additional information.

Excessive trading by Wells Fargo VT Fund shareholders can negatively impact a Wells Fargo VT Fund and its long-term shareholders in several ways, including by disrupting Wells Fargo VT Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Wells Fargo VT Fund shares can negatively impact a Wells Fargo VT Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Wells Fargo VT Funds may be more susceptible than others to these negative effects. For example, Wells Fargo VT Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Wells Fargo VT Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Wells Fargo VT Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Wells Fargo VT Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Wells Fargo VT Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks.

The Wells Fargo VT Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Wells Fargo VT Fund shareholders. The Board has approved the Wells Fargo VT Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Wells Fargo VT Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Wells Fargo VT Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of a contract owner who completes a purchase and redemption in a Wells Fargo VT Fund within 30 calendar days. Such contract owner will be precluded from investing in the Wells Fargo VT Fund for a period of 30 calendar days.

Excessive trading may give rise to conflicts of interest between owners of different types of variable contracts and/or owners of variable contracts issued by different insurance companies that offer the Wells Fargo VT Funds as investment options under their contracts.

An insurance company sponsor through whom variable contract owners may purchase shares of a Wells Fargo VT Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in shares using standards different from the standards used by the Wells Fargo VT Fund and discussed above. A Wells Fargo VT Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Wells Fargo VT Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

Dividend Policy

With respect to the Evergreen VA Funds and the Wells Fargo VT Funds, each Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Company.

The Target and Acquiring Funds each distribute their net income and their net realized gains with the frequency set forth in the table below.

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA Core Bond Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Total Return Bond Fund	Monthly Monthly	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA Omega Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Large Company Growth Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Omega Growth Fund	Annually Annually	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA Fundamental Large Cap Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Large Company Core Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Core Equity Fund	Annually Annually	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA Special Values Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Small/Mid Cap Value Fund	Annually Annually	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA Growth Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT Small Cap Growth Fund	Annually Annually	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen VA International Equity Fund	Annually Annually	Annually Annually
Wells Fargo Advantage VT International Core Fund	Annually Annually	Annually Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Wells Fargo Advantage VT Equity Income Fund	Quarterly Quarterly	Annually Annually
Wells Fargo Advantage VT C&B Large Cap Value Fund	Quarterly Quarterly	Annually Annually
Wells Fargo Advantage VT Intrinsic Value Fund	Annually Annually	Annually Annually

Pricing Fund Shares

The following describes how Wells Fargo Advantage Funds price their shares. The Evergreen funds follow similar procedures. See each Fund's prospectus and SAI (or in the case of the Shell Funds, Exhibit E to this prospectus/proxy statement and the Merger SAI) for further information about the pricing of shares.

The share price (net asset value per share or NAV) for the Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. A Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the reported net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price is established but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the corresponding Target and Acquiring Trusts, respectively, as identified above. The Trusts are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its respective Amended and Restated Declaration of Trust (each referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, with respect to an Evergreen Target Trust only (each referred to hereinafter as "By-Laws"), and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trusts or shareholders of the Trusts are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the relevant Trust may be subject to liability. To guard against this risk, each Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the relevant Trust or the particular series in question and the obligation is not binding upon the shareholders of the relevant Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the relevant Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trusts are not required to hold annual meetings of shareholders and do not currently intend to hold regular shareholder meetings. With respect to each Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust. With respect to the Evergreen Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares. With respect to the Wells Fargo Funds Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares if required by Section 16(c) of the 1940 Act, as interpreted by the staff of the SEC.

Each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 25% of the issued and outstanding shares of an Evergreen Fund, and 33 1/3% of the issued and outstanding shares of a Wells Fargo Target Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act), except that, with respect to an Evergreen Target Trust, a plurality of the shares voted may elect a Trustee.

The Declaration of Trust of the Evergreen Target Trust provides that a shareholder of an Evergreen Target Fund is entitled to one vote for each share and a fractional vote for each fraction of a share, as to any matter on which the share is entitled to vote.

The Declaration of Trust of the Wells Fargo Variable Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for an Evergreen Target Trust, a Trustee is liable to the relevant Target Fund and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the relevant Target Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the relevant Target Fund; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on a review of the facts by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" of the Fund (within the meaning of the 1940 Act) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. An Evergreen Target Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the relevant Target Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

If a Merger is consummated, the obligations of an Evergreen Target Trust to indemnify a Trustee would be assumed by its corresponding Acquiring Trust. In addition, Funds Management is expected to provide operational and financial assurances in respect of liabilities or expenses the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Evergreen Target Trust.

Under the Declaration of Trust for the Wells Fargo Variable Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by the Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Wells Fargo Variable Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of each Trust's Declaration of Trust, By-Laws (with respect to an Evergreen Target Trust) and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws (as applicable) and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder/Contract Owner Information

This prospectus/proxy statement is being sent to shareholders of your Target Fund and contract owners of Variable Contracts with an interest in the Target Fund in connection with the solicitation of proxies by the Trustees of the Target Fund, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on June 8, 2010 at the offices of Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California, 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders/contract owners of the Target Fund on or about ____, 2010. Only shareholders of record as of the close of business on March 10, 2010 (the "Record Date") are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. Shareholders who intend on attending the Meeting should call [___] to obtain important information regarding attendance at the Meeting, including directions.

As shares of each Target Fund are available only through separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies (each, an "Insurance Company" and collectively, the "Insurance Companies"), all shareholders of each Target Fund are the Insurance Companies. Each Insurance Company will vote shares of the Target Fund or Target Funds held by it in accordance with voting instructions received from variable annuity contract and variable life insurance policy owners (collectively, the "Contract Owners") for whose accounts the shares are held. Accordingly, this prospectus/proxy statement is intended to be used by each Insurance Company in obtaining these voting instructions from Contract Owners. In the event that a Contract Owner does not sign or return a voting instructions card specifying a choice, the relevant Insurance Company will vote the shares of the Target Fund attributable to the Contract Owner in the same proportion as shares of that Target Fund for which it has received instructions. One effect of this system of proportional voting is that, if only a small number of Contract Owners provide voting instructions, this small number of Contract Owners may determine the outcome of a vote for a Target Fund.

A Contract Owner can vote by returning his/her properly executed voting instructions card in the envelope provided. When a Contract Owner completes and signs his/her voting instructions card, the applicable Insurance Company will vote on his/her behalf at the Meeting (or any adjournments thereof) exactly as the Contract Owner has indicated. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Funds.

If you are a shareholder, you can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. If any other matters about which the Target Fund did not have timely notice properly come before the meeting, authorization is given to the proxy holders to vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. Shares attributable to amounts retained by each Insurance Company will be voted in the same proportion as voting instructions received from Contract Owners. Accordingly, there are not expected to be any broker non-votes.

Shareholders may revoke prior proxy instructions by providing superseding proxy instructions by written notice to that Fund, by submitting a subsequently executed and dated proxy card, by authorizing their proxy by telephone or Internet or by attending the Meeting and casting their vote in person.

If you execute, date and submit a voting instruction card in respect of a Fund, you may revoke that voting instruction or change it by written notice to your insurance company, by submitting a subsequently executed and dated voting instruction card or by submitting your voting instruction by telephone or Internet at a later date. If you submit your voting instruction by telephone or through the Internet, you may revoke it by submitting a subsequent voting instruction by telephone or Internet by completing, signing and returning a voting instruction card dated as of a date that is later than your last telephone or internet voting instruction.

Approval of each Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Target Fund.

This assumes that a quorum is present at the Meeting (at least 25% of the Fund's issued and outstanding shares for each Target Fund of the Evergreen Variable Annuity Trust and 33 1/3% of the Fund's issued and outstanding shares for each Target Fund of the Wells Fargo Variable Trust). Abstentions will be treated as present for purposes of determining the existence of a quorum, but will not be considered a vote cast. Thus, abstentions will have the same effect as a vote against the Merger.

In voting on the Plan, all classes of each Target Fund will vote together as if they were a single class. Each shareholder of an Evergreen Target Fund will be entitled to one vote for each share, and a fractional vote for each fraction of a share, as to any matter on which the share is entitled to vote. Each whole share of a Wells Fargo Target Fund will be entitled to one vote, and each fractional share will be entitled to a proportionate fractional vote.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, The Altman Group, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes/contract owner instructions and answering shareholder/contract owner questions in an amount estimated to be $5,000. That cost and other expenses of the Meeting and the Merger will be paid by Wells Fargo, EIMC or one of their affiliates.

If the Target Fund shareholders do not vote to approve the Merger, the Trustees may consider other possible courses of action in the best interests of shareholders. In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares represented at the Meeting, either in person or by proxy; or in his or her discretion by the chair of the Meeting. Abstentions will not be voted on a motion to adjourn. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or a Target Fund's Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders/contract owners should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders/contract owners for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders/contract owners will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value, net of any applicable CDSC. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders/contract owners of the Target Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

The votes of the shareholders of the Acquiring Funds are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote	Number of Votes by Class
Target Fund
Class 1
Class 2
All Classes

As of March 10, 2010, the officers and Trustees of your Target Trust owned as a group less than 1% of the outstanding shares of any class of each Fund that is a series of the Trust. Except as noted below in the table, to each Fund's knowledge, no persons owned of record 5% or more of any class of shares of the respective Fund. No person is reflected on the books and records of the Funds as owning beneficially 5% or more of any shares of the Funds as of March 10, 2010. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Target Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___% ___%
___% ___%

Acquiring Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___% ___%
___% ___%

FINANCIAL STATEMENTS

The audited financial highlights of each Target Fund and Acquiring Fund (other than the Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Core Equity Fund and Wells Fargo Advantage VT Intrinsic Value Fund) for the last five fiscal years are incorporated by reference from the applicable Fund's prospectus.

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to each of the Target Funds and Acquiring Funds, thereon.

Since the Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Core Equity Fund and Wells Fargo Advantage VT Intrinsic Value Fund are Shell Funds, they have not yet commenced operations and therefore, financial statements for these Funds are not yet available.

Fund Name	Financial Statements[1] as of	Audited or Unaudited
Evergreen VA Core Bond Fund	12/31/2009	Audited
Wells Fargo Advantage VT Total Return Bond Fund	12/31/2009	Audited
Evergreen VA Omega Fund	12/31/2009	Audited
Wells Fargo Advantage VT Large Company Growth Fund	12/31/2009	Audited
Evergreen VA Fundamental Large Cap Fund	12/31/2009	Audited
Wells Fargo Advantage VT Large Company Core Fund	12/31/2009	Audited
Evergreen VA Special Values Fund	12/31/2009	Audited
Wells Fargo Advantage VT Small/Mid Cap Value Fund	12/31/2009	Audited
Evergreen VA Growth Fund	12/31/2009	Audited
Wells Fargo Advantage VT Small Cap Growth Fund	12/31/2009	Audited
Evergreen VA International Equity Fund	12/31/2009	Audited
Wells Fargo Advantage VT International Core Fund	12/31/2009	Audited
Wells Fargo Advantage VT Equity Income Fund	12/31/2009	Audited
Wells Fargo Advantage VT C&B Large Cap Value Fund	12/31/2009	Audited
1	The audited financial highlights as of fiscal year end are provided in Exhibit F.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates. Please contact the Evergreen funds at our toll free number before you destroy the certificate so that we may gather some information from you that will assist us with this process. If you have physical certificates but cannot locate them, please contact us so that we may update our files with that information.

Legal Proceedings

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC has reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's NAV being overstated during the period; second, that EIMC acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc. ("EIS"), EIMC's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. EIMC neither admitted nor denied the regulators' conclusions.

In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

____, 2010

Instructions for Executing Proxy Card/Voting Instructions Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card/voting instructions card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card/voting instructions card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card/voting instructions card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card/voting instructions card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card/voting instructions card if you are voting by telephone or Internet.

If you are a shareholder and have any questions about voting, please call The Altman Group, our proxy solicitor, at (866) 342-1635 (toll free). If you are a Contract Owner and have any questions about voting, please contact your Insurance Company.

Exhibit A

Agreement and Plan of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

AGREEMENT AND PLAN OF REORGANIZATION

Dated as of March 1, 2010

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this March 1, 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 17 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 17 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class

The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.

Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements

The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.

Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets

All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.

Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date

The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.

Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities

All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).

Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents

With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.

Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements

The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.

Valuation Time

With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of the WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 17 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards).

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements other than an Evergreen Fund Trust's Agreement and Declaration of Trust and Bylaws, each as amended, that are material to the Target Fund's business and to which the Selling Fund Trust is a party or by which it is bound, in each case, in respect of the Target Fund, are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns, and has made available to the Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) At the Effective Time, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited at the Effective Time have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(e), 7(f), 7(p), 7(q) and 7(r) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time;

2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) The WFA Fund Trust has been duly formed and is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the "Act"), and has the power and authority under its Declaration of Trust and the Act to execute, deliver and perform its obligations under this Plan. Under the Act and its Declaration of Trust, the WFA Fund Trust has the requisite trust power and authority to own all of its properties and conduct its business all as described in its Declaration of Trust;

(2) The execution and delivery of this Plan and the consummation by the WFA Fund Trust of the applicable transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of the WFA Fund Trust under its Declaration of Trust and the Act. Assuming execution and delivery by duly authorized officers of the WFA Fund Trust, this Plan has been duly executed and delivered by the WFA Fund Trust;

(3) The WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(4) This Plan constitutes a legal, valid and binding agreement of the WFA Fund Trust, enforceable against the WFA Fund Trust, in accordance with its terms;

(5) The Acquiring Fund that is a series of the WFA Fund Trust has been duly established as a separate series under the WFA Fund Trust's Declaration of Trust and Section 3806(b)(2) of the Act;

(6) Each Acquiring Class of the Acquiring Fund has been duly established as a class of beneficial interests of the Acquiring Fund under the WFA Fund Trust's Declaration of Trust and Section 3806(b)(1) of the Act;

(7) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and, subject to any shareholder payments set forth in a specified section of the WFA Fund Trust's Declaration of Trust, if any, non-assessable beneficial interests in the Acquiring Fund, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights thereof;

(8) Neither the execution, delivery and performance by the WFA Fund Trust of this Plan, nor the consummation by the WFA Fund Trust of the applicable transactions contemplated thereby, violates (i) the Declaration of Trust of the WFA Fund Trust or (ii) any law, rule, or regulation of the State of Delaware applicable to the WFA Fund Trust; and

(9) Neither the execution, delivery and performance by the WFA Fund Trust of this Plan, nor the consummation by such WFA Fund Trust of any of the applicable transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of any governmental authority or agency of the State of Delaware.

In rendering such opinion, such counsel may assume all conditions precedent set forth in this Plan have been satisfied and such counsel may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including .principles of commercial reasonableness and good faith and fair dealing) and that the Trustees of the WFA Fund Trust have complied with their fiduciary duties in approving this Plan and that the Reorganizations are fair in all respects. In addition, such counsel need not express an opinion with respect to any provisions of this Plan that purport to obligate the WFA Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such opinion would relate to the actions of such other persons or entities, any provisions of this Plan to the extent that such provisions purport to bind the Trustees of the WFA Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to this Plan and any provision of this Plan to the extent such provision relates to the dissolution or liquidation of the WFA Fund Trust or series thereof.

(f) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund that:

(1) The WFA Fund Trust is an open-end, management investment company registered under the 1940 Act;

(2) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(3) The Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act; and

(4) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those acts, or that may be required under state securities or blue sky laws.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and Delaware law, (iv) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or Trustees of the WFA Fund Trust, (v) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts.

(g) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(i) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(j) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(k) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(l) Wells Fargo Funds Management, EIMC and the Board of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees, that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(l) for the Target Fund and the Acquiring Fund.

(m) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees, that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(n) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(o) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(p) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each such Trust, their service as such to become effective at the Effective Time of any Reorganization with a Closing Date of July 9, 2010 as listed in Annex A, and such action shall be in full force and effect. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies (for the avoidance of doubt, excluding Asset Allocation Trust).

(q) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds," and the related letter agreement of Wells Fargo Funds Management shall be in full force and effect.

(r) Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine.

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 8(e) and 8(f) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) The Evergreen Fund Trust has been duly formed and is validly existing in good standing as a statutory trust under 12 Del. C. § 3801, et seq. of the Act, and has the power and authority under its Declaration of Trust and the Act to execute, deliver and perform its obligations under this Plan. Under the Act and its Declaration of Trust, the Evergreen Fund Trust has the requisite trust power and authority to own all of its properties and conduct its business all as described in its Declaration of Trust;

(2) Assuming that the shareholders of the Target Fund have duly approved the Reorganization, the execution and delivery of this Plan and the consummation by the Evergreen Fund Trust of the applicable transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of the Evergreen Fund Trust under its Declaration of Trust and the Act. Assuming execution and delivery by duly authorized officers of the Evergreen Fund Trust, this Plan has been duly executed and delivered by the Evergreen Fund Trust;

(3) The Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(4) This Plan constitutes a legal, valid and binding agreement of the Evergreen Fund Trust, enforceable against the Evergreen Fund Trust, in accordance with its terms;

(5) The Target Fund that is a series of the Evergreen Fund Trust has been duly established as a separate series under the Evergreen Fund Trust's Declaration of Trust and Section 3806(b)(2) of the Act;

(6) Each Target Class of the Target Fund that is a series of the Evergreen Fund Trust has been duly established as a class of beneficial interests of the Target Fund under the Evergreen Fund Trust's Declaration of Trust and Section 3806(b)(1) of the Act;

(7) Assuming that the shareholders of the Target Fund have duly approved the Reorganization, neither the execution, delivery and performance by the Evergreen Fund Trust of this Plan, nor the consummation by the Evergreen Fund Trust of the applicable transactions contemplated thereby, violates (i) the Declaration of Trust or By-Laws of the Evergreen Fund Trust or (ii) any law, rule or regulation of the State of Delaware applicable to the Evergreen Fund Trust; and

(8) Neither the execution, delivery and performance by Evergreen Fund Trust of this Plan, nor the consummation by such Evergreen Fund Trust of any of the applicable transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the State of Delaware.

In rendering such opinion, such counsel may assume all conditions precedent set forth in this Plan have been satisfied and such counsel may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing) and that that the Trustees of the Evergreen Fund Trust have complied with their fiduciary duties in approving this Plan and that the Reorganizations are fair in all respects. In addition, such counsel need not express an opinion with respect to any provisions of this Plan that purport to obligate the Evergreen Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such opinion would relate to the actions of such other persons or entities, any provisions of this Plan to the extent that such provisions purport to bind the Trustees of the Evergreen Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to this Plan and any provision of this Plan to the extent such provision relates to the dissolution or liquidation of the Evergreen Fund Trust or series thereof.

(f) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP, as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) The Evergreen Fund Trust is an open-end, management investment company registered under the 1940 Act;

(2) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound; and

(3) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those acts, or that may be required under state securities or blue sky laws, or the HSR Act;

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and Massachusetts law, (iv) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or Trustees of the Evergreen Fund Trust, and (v) assume that each Material Agreement is governed by the laws of the Commonwealth of Massachusetts.

(g) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(i) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(j) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(k) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) describes KPMG's determinations as to whether:

(1) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(n) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(o) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(p) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied by the Effective Time; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent of any thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization not being consummated.

11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

12. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that the Board of the Selling Fund Trust determines materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

13. Waivers. At any time prior to the Effective Time, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each WFA Fund Trust and Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

14. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

15. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Funds of an Evergreen Fund Trust, the Trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all losses, claims, damages, liabilities, and reasonable expenses at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 15. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 15, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 15 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any losses, claims, damages, liabilities, and reasonable expenses required to be paid by it under this Section 15 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 15. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 15, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party in respect of any matter as to which (and then only to the extent that) such Indemnified Party shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) to be liable to the Evergreen Fund in question or its shareholders by reason of such Indemnified Party's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Indemnified Party's office.

16. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Variable Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Variable Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

17. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of EIMC or Wells Fargo Funds Management (which affiliated persons do not include any Fund of a WFA Fund Trust or an Evergreen Fund Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

18. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:      /s/ C. David Messman
Name: C. David Messman
Title: Secretary

By:     /s/ Kasey Phillips
Name: Kasey Phillips
Title: Treasurer

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:  /s/ Michael H. Koonce             /s/ W. Douglas Munn Name: Michael H. Koonce     Name: W. Douglas Munn
Title: Secretary                   Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 17 only)

ATTEST:

By:    /s/ C. David Messman
Name: C. David Messman
Title: Secretary

By:    /s/ Erdem Cimen
Name: Erdem Cimen
Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 17 only)

ATTEST:

By:      /s/ Michael H. Koonce          /s/ W. Douglas Munn
Name: Michael H. Koonce     Name: W. Douglas Munn
Title: Secretary                   Title: Executive Managing Director

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I

Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund)
Class A
Class A
Class C
Institutional Class

Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund)
Class A
Class A
Class C
	Institutional Class	July 16, 2010 July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010 July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R

International Core Fund (to be renamed International Equity Fund)
Class A
Class B
Class C
Institutional Class (new class)
Class R (new class)

International Core Fund (to be renamed International Equity Fund)
Class A
Class B
Class C
Institutional Class (new class)
	Class R (new class)	July 16, 2010 July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010 July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010 July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010 July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010 July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010 July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C High Income Fund Class A Class B Class C	July 9, 2010 July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010 July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010 July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class) Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class 100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010 July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class) Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class

Treasury Plus Money Market Fund
Institutional Class
Institutional Class
Service Class
Institutional Class
Service Class

Treasury Plus Money Market Fund
Institutional Class
Institutional Class
Service Class
Institutional Class
	Service Class	July 9, 2010 July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class) Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010 July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class

Heritage Money Market Fund
Institutional Class
Institutional Class
Service Class (new class)
Institutional Class
Service Class (new class)

Heritage Money Market Fund
Institutional Class
Institutional Class
Service Class (new class)
Institutional Class
	Service Class (new class)	July 9, 2010 July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class

Heritage Money Market Fund
Institutional Class
Institutional Class
Service Class (new class)
Institutional Class
Service Class (new class)

Heritage Money Market Fund
Institutional Class
Institutional Class
Service Class (new class)
Institutional Class
	Service Class (new class)	July 9, 2010 July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S

Money Market Fund
Class A
Class B
Class C (new class)
Service Class (new class)
Daily Class (new class)

Money Market Fund
Class A
Class B
Class C (new class)
Service Class (new class)
	Daily Class (new class)	July 9, 2010 July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class) Money Market Fund Daily Class (new class)	July 9, 2010 July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class) VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010 July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2

VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund)
Class 1 (new class)
Class 2 (formerly unnamed class)

VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund)
Class 1 (new class)
	Class 2 (formerly unnamed class)	July 16, 2010 July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class) VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010 July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2

VT International Core Fund (to be renamed VT International Equity Fund)
Class 1 (new class)
Class 2 (formerly unnamed class)

VT International Core Fund (to be renamed VT International Equity Fund)
Class 1 (new class)
	Class 2 (formerly unnamed class)	July 16, 2010 July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class Total Return Bond Fund Administrator Class	July 9, 2010 July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class Growth Balanced Fund Administrator Class	July 16, 2010 July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010 July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010 July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010 July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class) California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010 July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R

Classic Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
Class R (new class)

Classic Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
	Class R (new class)	July 16, 2010 July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010 July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
Investor Class (new class)

Disciplined Value Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
	Investor Class (new class)	July 16, 2010 July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I

Large Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Institutional Class (new class)

Large Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class

Large Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
Investor Class (new class)
Institutional Class (new class)

Large Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
Investor Class (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I

Premier Large Company Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Premier Large Company Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class

Premier Large Company Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
Investor Class (new class)
Institutional Class (new class)

Premier Large Company Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
Investor Class (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R

Special Small Cap Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C(new class)
Administrator Class (new class)
Class A (new class)

Special Small Cap Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C(new class)
Administrator Class (new class)
	Class A (new class)	July 16, 2010 July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I

Special Small Cap Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Special Small Cap Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I

Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class

Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class) VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010 July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class) VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010 July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class) VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010 July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class) VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010 July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class) VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010 July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class) VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010 July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I

Intrinsic Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
institutional Class (new class)

Intrinsic Value Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS

Disciplined U.S. Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
Class A (new class)

Disciplined U.S. Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)
	Class A (new class)	July 16, 2010 July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I

Core Equity Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Core Equity Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R

Omega Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
Class R (new class)

Omega Growth Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
	Class R (new class)	July 16, 2010 July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I

Small/Mid Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)

Small/Mid Cap Core Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I

Disciplined Global Equity Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)

Disciplined Global Equity Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I

Global Opportunities Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Global Opportunities Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I

Intrinsic World Equity Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Administrator Class (new class)

Intrinsic World Equity Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I

Strategic Municipal Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Strategic Municipal Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 9, 2010 July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I

North Carolina Tax-Free Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Institutional Class (new class)

North Carolina Tax-Free Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
	Institutional Class (new class)	July 9, 2010 July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I

Pennsylvania Tax-Free Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Pennsylvania Tax-Free Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 9, 2010 July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS

Adjustable Rate Government Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)
Class A (new class)

Adjustable Rate Government Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)
	Class A (new class)	July 9, 2010 July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS

International Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)
Class A (new class)

International Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)
	Class A (new class)	July 9, 2010 July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S

New Jersey Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
Sweep Class (new class)

New Jersey Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
	Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S

New York Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
Sweep Class (new class)

New York Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
	Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S

Pennsylvania Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
Sweep Class (new class)

Pennsylvania Municipal Money Market Fund (New Shell)
Class A (new class)
Service Class (new class)
	Sweep Class (new class)	July 9, 2010 July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I

Health Care Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

Health Care Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 16, 2010 July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I

Precious Metals Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Precious Metals Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I

Utility & Telecommunications Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Utility & Telecommunications Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R

Asset Allocation Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
Class R (new class)

Asset Allocation Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)
	Class R (new class)	July 16, 2010 July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I

Diversified Capital Builder Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Diversified Capital Builder Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 9, 2010 July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I

Diversified Income Builder Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Institutional Class (new class)

Diversified Income Builder Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Institutional Class (new class)	July 9, 2010 July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R

Strategic Large Cap Growth Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Institutional Class (new class)
Class A (new class)
Class R (new class)

Strategic Large Cap Growth Fund (New Shell)
Class A (new class)
Class A (new class)
Class C (new class)
Institutional Class (new class)
Class A (new class)
	Class R (new class)	July 16, 2010 July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class

Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
Service Class (new class)

Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
	Service Class (new class)	July 9, 2010 July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I

Traditional Small Cap Growth Fund (New Shell)
Class A (new class)
Class A (new class)
Class A (new class)
Institutional Class (new class)

Traditional Small Cap Growth Fund (New Shell)
Class A (new class)
Class A (new class)
Class A (new class)
	Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class) Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010 July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I

High Yield Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
Administrator Class (new class)

High Yield Bond Fund (New Shell)
Class A (new class)
Class B (new class)
Class C (new class)
	Administrator Class (new class)	July 9, 2010 July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

For the WFA Fund Trusts:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

For the Evergreen Fund Trusts:

EVERGREEN EQUITY TRUST
With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Strategic Growth Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans

1	Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, 10 year returns for Class 2 would have been lower.
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN FIXED INCOME TRUST
With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MUNICIPAL TRUST
With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN VARIABLE ANNUITY TRUST
With respect to Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Variable Annuity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Variable Annuity Trust and State Street Bank and Trust Company (dated 5/1/1998, as amended 8/10/1998 (with respect to Evergreen VA International Equity Fund), 2/1/2000 (with respect to Evergreen VA Growth Fund), 7/6/2000, 6/29/2001, 8/1/2002 (with respect to Evergreen VA Core Bond Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Variable Annuity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Variable Annuity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plan
Distribution Plan for Class 2 Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MONEY MARKET TRUST
With respect to Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Money Market Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended in 1998 (as filed with the Securities and Exchange Commission 5/31/2007, with respect to Evergreen New Jersey Municipal Money Market Fund), 7/27/1999 (with respect to Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund), 7/6/2000, 6/19/2001, 7/1/2001 (with respect to Evergreen New York Municipal Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Money Market Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class S Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT MONEY MARKET TRUST
With respect to Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (restated as of 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/27/1999 (with respect to Evergreen Institutional U.S. Government Money Market Fund), 7/6/2000, 6/29/2001, 2/15/2002 (with respect to Evergreen Prime Cash Management Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Administrative Class Shares (dated 12/31/2008)

Distribution Plan for Investor Class Shares (dated 12/31/2008)

Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Participant Class Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN INTERNATIONAL TRUST
With respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund)

Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009, with respect to the Evergreen Intrinsic World Equity Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen International Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen International Trust and State Street Bank and Trust Company (dated 6/29/2001, as amended 1/19/2006, 12/7/2006, and 12/7/2006 (with respect to Evergreen Intrinsic World Equity Fund)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen International Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services Inc., and Evergreen International Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Letter Amendment to Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 12/7/2006, with respect to Evergreen Intrinsic World Equity Fund)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

Exhibit B

Comparison of the Funds' Fundamental Investment Policies

Diversification
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.
Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

The Funds may not purchase the securities of an issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Concentration
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and (ii) in municipal securities.

Issuing Senior Securities
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage Omega Growth Fund Wells Fargo Advantage Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund
Except as permitted under the 1940 Act, the Fund may not issue senior securities.	The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Borrowing
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Growth Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not borrow money, except to the extent permitted by applicable law.
Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

Underwriting
Evergreen Fund	Wellls Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund
The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

Real Estate
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.
Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interest in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.

The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Commodities
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities).

Lending
Evergreen Fund	Wells Fargo Advantage Fund
Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund
Evergreen VA Omega Fund	Wells Fargo Advantage VT Omega Growth Fund Wells Fargo Advantage VT Large Company Growth Fund
Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund
Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund
Evergreen VA Fundamental Large Cap Fund	Wells Fargo Advantage VT Core Equity Fund Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Equity Income Fund Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Intrinsic Value Fund

The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.
Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.
When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

Exhibit C

Additional Target and Acquiring Fund Expense Information

The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target and Acquiring Funds during their most recently completed fiscal year. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund shows you what the annual operating expenses would have been for the Acquiring Fund for the period covered by the Fund's most recent financial statements, assuming the Merger had taken place at the beginning of the period. See the section entitled "Financial Statements" in this prospectus/proxy statement for the date of the most recent financial statements.

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund. The pro forma expense information presented with respect to each Acquiring Fund assumes that shareholders of each corresponding Target Fund approve their respective Merger with the Acquiring Fund and that each Merger is consummated. With respect to the Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Intrinsic Value Fund, and Wells Fargo Advantage VT Core Equity Fund, if one, but not both, of those Mergers are consummated, the pro forma expense information shown for such Acquiring Fund would have been less than [0.01%] for each class. The tables and examples that follow do not reflect any contract, policy, separate account, or other charges assessed by participating insurance companies. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding such charges.

EVERGREEN VA CORE BOND FUND INTO WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Core Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class 2	0.32% 0.32%	0.25% 0.25%	0.36% 0.36%	0.07% 0.07%	1.00% 1.00%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA Core Bond Fund

After:	Class 2 Class 2
1 Year	$102 $102
3 Years	$318 $318
5 Years	$552 $552
10 Years	$1,225 $1,225

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Total Return Bond Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Single Class	0.42% 0.42%	0.25%	0.53%	0.01%	1.21%	(0.30%)	0.91%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.90%. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Total Return Bond Fund

After:
1 Year	$93 $93
3 Years	$354 $354
5 Years	$636 $636
10 Years	$1,439 $1,439

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Total Return Bond Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 2	0.40% 0.40%	0.25%	0.37%	0.02%	1.04%	(0.12%)	0.92%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
5	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.90% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Total Return Bond Fund

After:	Class 2 Class 2
1 Year	$94 $94
3 Years	$293 $293
5 Years	$537 $537
10 Years	$1,237 $1,237

EVERGREEN VA OMEGA FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND INTO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Omega Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class 1	0.52% 0.52%	0.00% 0.00%	0.25% 0.25%	0.77% 0.77%
Class 2	0.52% 0.52%	0.25% 0.25%	0.25% 0.25%	1.02% 1.02%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA Omega Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$79 $79	$104 $104
3 Years	$246 $246	$325 $325
5 Years	$428 $428	$563 $563
10 Years	$954 $954	$1,248 $1,248

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Large Company Growth Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Single Class	0.55% 0.55%	0.25%	0.40% 0.40%	1.20% 1.20%	(0.20%) (0.20%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Large Company Growth Fund

After:
1 Year	$102 $102
3 Years	$361 $361
5 Years	$640 $640
10 Years	$1,437 $1,437

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Omega Growth Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[3]
Class 1	0.55% 0.55%	0.00%	0.24% 0.24%	0.79% 0.79%	(0.04%) (0.04%)	0.75% 0.75%
Class 2	0.55% 0.55%	0.25%	0.24% 0.24%	1.04% 1.04%	(0.04%) (0.04%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Omega Growth Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$77 $77	$102 $102
3 Years	$240 $240	$318 $318
5 Years	$426 $426	$562 $562
10 Years	$989 $989	$1,260 $1,260

Wells Fargo Advantage VT Omega Growth Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 2	0.55% 0.55%	0.25%	0.32%	1.12%	(0.12%)	1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class 2
1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,248

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND INTO WELLS FARGO ADVANTAGE VT CORE EQUITY FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Fundamental Large Cap Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class 1	0.63% 0.63%	0.00% 0.00%	0.22% 0.22%	0.85% 0.85%
Class 2	0.63% 0.63%	0.25% 0.25%	0.22% 0.22%	1.10% 1.10%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA Fundamental Large Cap Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$87 $87	$112 $112
3 Years	$271 $271	$350 $350
5 Years	$471 $471	$606 $606
10 Years	$1,049 $1,049	$1,340 $1,340

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Large Company Core Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Single Class	0.55% 0.55%	0.25%	1.09% 1.09%	1.89% 1.89%	(0.89%) (0.89%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Large Company Core Fund

After:
1 Year	$102 $102
3 Years	$507 $507
5 Years	$938 $938
10 Years	$2,139 $2,139

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Core Equity Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[3]
Class 1	0.55% 0.55%	0.00%	0.22% 0.22%	0.77% 0.77%	(0.02%) (0.02%)	0.75% 0.75%
Class 2	0.55% 0.55%	0.25%	0.22% 0.22%	1.02% 1.02%	(0.02%) (0.02%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Core Equity Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$77 $77	$102 $102
3 Years	$240 $240	$318 $318
5 Years	$422 $422	$557 $557
10 Years	$977 $977	$1,242 $1,242

Wells Fargo Advantage VT Core Equity Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 2	0.55% 0.55%	0.25%	0.86%	1.66%	(0.66%)	1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Class 2
1 Year	$112
3 Years	$350
5 Years	$606
10 Years	$1,340

EVERGREEN VA SPECIAL VALUES FUND INTO WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Special Values Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class 1	0.80% 0.80%	0.00% 0.00%	0.25% 0.25%	1.05% 1.05%
Class 2	0.80% 0.80%	0.25% 0.25%	0.25% 0.25%	1.30% 1.30%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of the most recently completed fiscal year, Total Annual Fund Operating Expenses were 1.01% for Class 1 and 1.26% for Class 2. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA Special Values Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$107 $107	$132 $132
3 Years	$334 $334	$412 $412
5 Years	$579 $579	$713 $713
10 Years	$1,283 $1,283	$1,568 $1,568

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Small/Mid Cap Value Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Single Class	0.75% 0.75%	0.25%	1.56%	0.01%	2.57%	(1.42%)	1.15%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Small/Mid Cap Value Fund

After:
1 Year	$117 $117
3 Years	$664 $664
5 Years	$1,238 $1,238
10 Years	$2,799 $2,799

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Small Mid Cap Value
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 1	0.75% 0.75%	0.00%	0.27%	0.01%	1.03%	(0.13%)	0.90%
Class 2	0.75% 0.75%	0.25%	0.27%	0.01%	1.28%	(0.13%)	1.15%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
5	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.89% for Class 1 and 1.14% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Small/Mid Cap Value Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$92 $92	$117 $117
3 Years	$287 $287	$365 $365
5 Years	$529 $529	$663 $663
10 Years	$1,177 $1,177	$1,509 $1,509

EVERGREEN VA GROWTH FUND INTO WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA Growth Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class 1	0.70% 0.70%	0.00% 0.00%	0.33% 0.33%	1.03% 1.03%
Class 2	0.70% 0.70%	0.25% 0.25%	0.33% 0.33%	1.28% 1.28%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of the most recently completed fiscal year, Total Annual Fund Operating Expenses were 1.01% for Class 1 and 1.26% for Class 2. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA Growth Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$105 $105	$130 $130
3 Years	$328 $328	$406 $406
5 Years	$569 $569	$702 $702
10 Years	$1,259 $1,259	$1,545 $1,545

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Small Cap Growth Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Single Class	0.75% 0.75%	0.25%	0.26%	0.01%	1.27%	(0.06%)	1.21%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.20%. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Small Cap Growth Fund

After:
1 Year	$123 $123
3 Years	$397 $397
5 Years	$691 $691
10 Years	$1,529 $1,529

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Small Cap Growth Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)4,[5]
Class 1	0.75% 0.75%	0.00%	0.20% 0.20%	0.01% 0.01%	0.96%	0.00% 0.00%	0.96% 0.96%
Class 2	0.75% 0.75%	0.25%	0.20% 0.20%	0.01% 0.01%	1.21%	0.00% 0.00%	1.21% 1.21%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
5	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.96% for Class 1 and 1.21% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Small Cap Growth Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$98 $98	$123 $123
3 Years	$306 $306	$384 $384
5 Years	$531 $531	$665 $665
10 Years	$1,153 $1,153	$1,466 $1,466

EVERGREEN VA INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen VA International Equity Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[1]
Class 1	0.43% 0.43%	0.00% 0.00%	0.22% 0.22%	0.65% 0.65%
Class 2	0.43% 0.43%	0.25% 0.25%	0.22% 0.22%	0.90% 0.90%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen VA International Equity Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$66 $66	$92 $92
3 Years	$208 $208	$287 $287
5 Years	$362 $362	$498 $498
10 Years	$810 $810	$1,108 $1,108

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT International Core Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Single Class	0.75% 0.75%	0.25%	1.04%	0.01%	2.05%	(1.04%)	1.01%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 1.00%. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT International Core Fund

After:
1 Year	$103 $103
3 Years	$542 $542
5 Years	$1,007 $1,007
10 Years	$2,296 $2,296

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT International Equity Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 1	0.75% 0.75%	0.00%	0.20%	0.01%	0.96%	(0.26%)	0.70%
Class 2	0.75% 0.75%	0.25%	0.20%	0.01%	1.21%	(0.26%)	0.95%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
5	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.69% for Class 1 and 0.94% for Class 2. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT International Core Fund

After:	Class 1 Class 1	Class 2 Class 2
1 Year	$72 $72	$97 $97
3 Years	$224 $224	$303 $303
5 Years	$451 $451	$586 $586
10 Years	$1,103 $1,103	$1,393 $1,393

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND AND WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND INTO WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT Equity Income Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Single Class	0.55% 0.55%	0.25%	0.38% 0.38%	1.18% 1.18%	(0.18%) (0.18%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT Equity Income Fund

After:
1 Year	$102 $102
3 Years	$357 $357
5 Years	$632 $632
10 Years	$1,416 $1,416

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage VT C&B Large Cap Value Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Single Class	0.55% 0.55%	0.25%	0.83% 0.83%	1.63% 1.63%	(0.63%) (0.63%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 4/30/2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage VT C&B Large Cap Value Fund

After:
1 Year	$102 $102
3 Years	$453 $453
5 Years	$827 $827
10 Years	$1,880 $1,880

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage VT Intrinsic Value Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[3]
Class 2	0.55% 0.55%	0.25%	0.31% 0.31%	1.11% 1.11%	(0.11%) (0.11%)	1.00% 1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
Wells Fargo Advantage VT Intrinsic Value Fund

After:	Class 2 Class 2
1 Year	$102 $102
3 Years	$318 $318
5 Years	$578 $578
10 Years	$1,320 $1,320

Wells Fargo Advantage VT Intrinsic Value Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class 2	0.55% 0.55%	0.25%	0.62%	1.42%	(0.42%)	1.00%

Exhibit D

Pro Forma Capitalization

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EVERGREEN VA CORE BOND FUND INTO WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Wells Fargo Advantage VT Intrinsic Value Fund

After:	Class 2 Class 2
1 Year	$102 $102
3 Years	$318 $318
5 Years	$649 $649
10 Years	$1,586 $1,586

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of December 31, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The Wells Fargo Advantage Total Return Bond Fund will rename its existing single class as Class 2 shares upon completion of the Merger. The pro forma data reflects an exchange ratio of approximately 0.80 and 0.81 for each Class 1 and Class 2 share, respectively, of the Acquiring Fund issued for each Class 1 and Class 2 share, respectively, of the Target Fund. The exchange ratios used in the Merger will likely be different from those shown here.The Wells Fargo Advantage VT Total Return Bond Fund will be the accounting survivor following the Merger.

	Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund	Adjustments	Wells Fargo Advantage VT Total Return Bond Fund Pro Forma
Total Net Assets
Class 1[1]	$86,385	N/A	N/A	$86,385
Class 2	$30,249,654	N/A	$95,134,402	$125,384,056
Single Class	N/A	$95,134,402	($95,134,402)	N/A
Total	$30,336,039	$95,134,402	$0	$125,470,441
Net Asset Value per Share
Class 1[1]	$8.32	N/A	N/A	$10.34
Class 2	$8.35	N/A	N/A	$10.34
Single Class	N/A	$10.34	N/A	N/A
Total Shares Outstanding
Class 1[1]	10,383	N/A	(2,032)	8,351
Class 2	3,622,008	N/A	8,499,748	12,121,756
Single Class	N/A	9,197,313	(9,197,313)	N/A
Total	3,632,391	9,197,313	(699,597)	12,130,107
1	This Class will liquidate effective ______, 2010.

EVERGREEN VA OMEGA FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND INTO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of December 31, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.44 for each Class 2 share of the Wells Fargo Advantage VT Omega Growth Fund issued for each Single Class share of Wells Fargo Advantage VT Large Company Growth Fund. The pro forma data reflects an exchange ratio of approximately 1.00 for each Class 1 and Class 2 share of the Wells Fargo Advantage VT Omega Growth Fund issued for each Class 1 and Class 2 share, respectively, of Evergreen VA Omega Fund. The exchange ratios used in the Merger will likely be different from those shown here. The Evergreen VA Omega Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage VT Large Company Growth Fund	Evergreen VA Omega Fund	Adjustments	Wells Fargo Advantage VT Omega Growth Fund Pro Forma
Total Net Assets
Class 1	N/A	$59,807,276	N/A	$59,807,276
Class 2	N/A	$33,196,394	$69,506,206	$102,702,600
Single Class	$69,506,206	N/A	($69,506,206)	N/A
Total	$69,506,206	$93,003,670	$0	$162,509,876
Net Asset Value per Share
Class 1	N/A	$20.42	N/A	$20.42
Class 2	N/A	$20.19	N/A	$20.19
Single Class	$8.97	N/A	N/A	N/A
Total Shares Outstanding
Class 1	N/A	2,929,251	N/A	2,929,251
Class 2	N/A	1,644,072	3,442,346	5,086,418
Single Class	7,749,030	N/A	(7,749,030)	N/A
Total	7,749,030	4,573,323	(4,306,684)	8,015,669

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND AND WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND INTO WELLS FARGO ADVANTAGE VT CORE EQUITY FUND

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of November 30, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.73 for each Class 2 share of the Wells Fargo Advantage VT Core Equity Fund issued for each Single Class share of Wells Fargo Advantage VT Large Company Core Fund. The pro forma data reflects an exchange ratio of approximately 1.00 for each Class 1 and Class 2 share, respectively, of the Wells Fargo Advantage VT Core Equity Fund issued for each Class 1 and Class 2 share, respectively, of Evergreen VA Fundamental Large Cap Fund. The exchange ratios used in the Merger will likely be different from those shown here. The Evergreen VA Fundamental Large Cap Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage VT Large Company Core Fund	Evergreen VA Fundamental Large Cap Fund	Adjustments	Wells Fargo Advantage VT Core Equity Fund Pro Forma
Total Net Assets
Class 1	N/A	$54,504,490	N/A	$54,504,490
Class 2	N/A	$69,597,676	$10,558,233	$80,155,909
Single Class	$10,558,233	N/A	($10,558,233)	N/A
Total	$10,558,233	$124,102,166	$0	$134,660,399
Net Asset Value per Share
Class 1	N/A	$17.03	N/A	$17.03
Class 2	N/A	$16.94	N/A	$16.94
Single Class	$12.40	N/A	N/A	N/A
Total Shares Outstanding
Class 1	N/A	3,199,833	N/A	3,199,833
Class 2	N/A	4,108,469	623,274	4,731,743
Single Class	851,542	N/A	(851,542)	N/A
Total	851,542	7,308,302	(228,268)	7,931,576

EVERGREEN VA SPECIAL VALUES FUND INTO WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of December 31, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.51 and 1.50 for each Class 1 and Class 2 share, respectively, of the Wells Fargo Advantage VT Small/Mid Cap Value Fund issued for each Class 1 and Class 2 share, respectively, of Evergreen VA Special Values Fund.  The exchange ratios used in the Merger will likely be different from those shown here. The Wells Fargo Advantage VT Small/Mid Cap Value Fund, which is adding Class 1 shares and renaming its existing Single Class as Class 2 shares upon completion of the Merger, will be the accounting survivor following the Merger.

	Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund	Adjustments	Wells Fargo Advantage VT Small/Mid Cap Value Fund Proforma
Total Net Assets
Class 1	$59,223,793	N/A	N/A	$59,223,793
Class 2	$11,203,977	N/A	$12,017,645	$23,221,622
Single Class	N/A	$12,017,645	($12,017,645)	N/A
Total	$70,427,770	$12,017,645	$0	$82,445,415
Net Asset Value per Share
Class 1	$11.81	N/A	N/A	$7.83
Class 2	$11.78	N/A	N/A	$7.83
Single Class	N/A	$7.83	N/A	N/A
Total Shares Outstanding
Class 1	5,106,617	N/A	2,543,980	7,560,597
Class 2	951,246	N/A	2,103,270	2,964,516
Single Class	N/A	1,534,198	(1,534,198)	N/A
Total	5,967,863	1,534,198	3,023,052	10,525,113

EVERGREEN VA GROWTH FUND INTO WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of December 31, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.82 and 1.78 for each Class 1 and Class 2 share, respectively, of the Wells Fargo Advantage VT Small Cap Growth Fund issued for each Class 1 and Class 2 share, respectively, of Evergreen VA Growth Fund. The exchange ratios used in the Merger will likely be different from those shown here. The Wells Fargo Advantage VT Small Cap Growth Fund, which is adding Class 1 shares and renaming its existing Single Class as Class 2 shares upon completion of the Merger, will be the accounting survivor following the Merger.

	Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund	Adjustments	Wells Fargo Advantage VT Small Cap Growth Fund Pro forma
Total Net Assets
Class 1	$39,713,273	N/A	N/A	$39,713,273
Class 2	$9,072,270	N/A	$185,344,972	$194,417,242
Single Class	N/A	$185,344,972	($185,344,972)	$0
Total	$48,785,543	$185,344,972	$0	$234,130,515
Net Asset Value per Share
Class 1	$11.53	N/A	N/A	$6.35
Class 2	$11.28	N/A	N/A	$6.35
Single Class	N/A	$6.35	N/A	N/A
Total Shares Outstanding
Class 1	3,445,603	N/A	2,810,928	6,256,531
Class 2	804,616	N/A	29,824,304	30,628,920
Single Class	N/A	29,199,651	(29,199,651)	N/A
Total	4,250,219	29,199,651	3,435,581	36,885,451

EVERGREEN VA INTERNATIONAL EQUITY FUND INTO WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of November 30, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.47 for each Class 2 share of the Wells Farge Advantage VT International Core Fund issued for each Single Class share of Evergreen VA International Equity Fund. The pro forma data reflects an exchange ratio of approximately 1.00 for each Class 1 and Class 2 share of the Wells Farge Advantage VT International Core Fund issued for each Class 1 and Class 2 share of Evergreen VA International Equity Fund. Wells Fargo Advantage VT International Core Equity Fund will add Class 1 shares and rename its existing Single Class as Class 2 shares upon completion of the Merger. The exchange ratios used in the Merger will likely be different from those shown here. The Evergreen VA International Equity Fund will be the accounting survivor following the Merger.

	Evergreen VA International Equity Fund	Wells Fargo Advantage VT International Core Fund	Adjustments	Wells Fargo Advantage VT International Core Fund Pro forma
Total Net Assets
Class 1	$68,446,408	N/A	N/A	$68,446,408
Class 2	$856,625,242	N/A	$18,386,039	$875,011,281
Single Class	N/A	$18,386,039	($18,386,039)	N/A
Total	$925,071,650	$18,386,039	$0	$943,457,689
Net Asset Value per Share
Class 1	$10.40	N/A	N/A	$10.40
Class 2	$10.33	N/A	N/A	$10.33
Single Class	N/A	$4.90	N/A	N/A
Total Shares Outstanding
Class 1	6,582,268	N/A	N/A	6,582,268
Class 2	82,928,413	N/A	1,779,933	84,708,346
Single Class	N/A	3,750,672	(3,750,672)	N/A
Total	89,510,681	3,750,672	(1,970,739)	91,290,614

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND AND WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND INTO WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

The following table sets forth the capitalizations of Target and Acquiring Funds as of December 31, 2009, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.79 for each Class 2 share of the Wells Fargo Advantage VT Intrinsic Value Fund issued for each Single Class share of Wells Fargo Advantage VT C&B Large Cap Value Fund. The pro forma data reflects an exchange ratio of approximately 1.00 for each Class 2 share of the Wells Fargo Advantage VT Intrinsic Value Fund issued for each Single Class share of Wells Fargo Advantage VT Equity Income Fund. The exchange ratios used in the Merger will likely be different from those shown here. The Wells Fargo Advantage VT Equity Income Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Advantage VT Equity Income Fund	Adjustments	Wells Fargo Advantage VT Intrinsic Value Fund Pro Forma
Total Net Assets
Class 2	N/A	N/A	69,166,795	$69,166,795
Single Class	$14,725,711	$54,441,084	($69,166,795)	N/A
Total	$14,725,711	$54,441,084	$0	$69,166,795
Net Asset Value per Share
Class 2	N/A	N/A	N/A	$11.31
Single Class	$8.91	$11.31	N/A	N/A
Total Shares Outstanding
Class 2	N/A	N/A	6,113,913	6,113,913
Single Class	1,653,253	4,812,252	(6,465,505)	N/A
Total	4,812,252	4,812,252	(352,592)	6,113,913

Exhibit E

Additional Acquiring Fund Information

ADDITIONAL ACQURING FUND INFORMATION WITH RESPECT TO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND,  WELLS FARGO ADVANTAGE VT CORE EQUITY FUND, WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND AND FOR CLASS 1 SHARES OF WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND, WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND, AND WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

Dormant Multi-Manager Disclosure
(applies only to Wells Fargo Advantage VT Omega Growth Fund,  Wells Fargo Advantage VT Core Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund and Wells Fargo Advantage VT Small/Mid Cap Value Fund)

The Board has a adopted a "multi-manager" arrangement. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Investing in the Funds

Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies (variable contracts) issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for variable contracts issued through such a separate account, a separate prospectus describing the separate account and the variable contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for variable contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the variable contracts being offered through it will accompany this prospectus. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of WFVT's current participation agreements (which do not differ materially from one another).

Shares of the Funds are sold in a continuous offering to the separate accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

Potential for Conflict of Interest

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of variable contracts issued by different insurance companies or through different separate accounts. A potential for certain conflicts exists between the interests of variable contract owners and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of variable contracts. Nonetheless, the Board of Trustees of WFVT will monitor the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, then each life insurance company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of variable contracts it has issued. If such a conflict were to occur in connection with a Fund, one or more insurance companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

How Your Vote Would Count

With regard to Fund matters for which the 1940 Act requires a shareholder vote, insurance companies sponsoring a separate account holding shares of a Fund vote such shares in accordance with instructions received from owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that separate account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of one Fund may differ from another (such as approval of an investment advisory agreement or a change in a Fund's fundamental policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted. Shares held by a separate account for which no instructions are received are voted by the insurance company sponsor of the account, for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received. Due to proportional voting, the disposition of a particular proposition could be determined by a small number of contract owners.

Exhibit F

Financial Highlights

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA Specials Values Fund	Class 1	Class 2
Net asset value, beginning of period	$9.18 $9.18	$9.16 $9.16
Income from investment operations
Net investment income	0.06 0.06	0.04 0.04
Net realized and unrealized gains or losses on investments	2.63 2.63	2.62 2.62
Total from investment operations	2.69 2.69	2.66 2.66
Distributions to shareholders from
Net investment income	(0.06) (0.06)	(0.04) (0.04)
Net asset value, end of period	$11.81 $11.81	$11.78 $11.78
Total return[1]	29.40% 29.40%	29.06% 29.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,224 $59,224	$11,204 $11,204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00% 1.00%	1.25% 1.25%
Expenses excluding waivers/reimbursements and expense reductions	1.04% 1.04%	1.29% 1.29%
Net investment income	0.58% 0.58%	0.33% 0.33%
Portfolio turnover rate	44% 44%	44% 44%
1	Total return does not reflect charges attributable to your insurance company's separate account.

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA Fundamental Large Cap Fund	Class 1	Class 2
Net asset value, beginning of period	$12.72 $12.72	$12.68 $12.68
Income from investment operations
Net investment income	0.20 0.20	0.15 0.15
Net realized and unrealized gains or losses on investments	4.38 4.38	4.38 4.38
Total from investment operations	4.58 4.58	4.53 4.53
Distributions to shareholders from
Net investment income	(0.18) (0.18)	(0.15) (0.15)
Net asset value, end of period	$17.12 $17.12	$17.06 $17.06
Total return[1]	36.06% 36.06%	35.75% 35.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$54,624 $54,624	$72,070 $72,070
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85% 0.85%	1.10% 1.10%
Expenses excluding waivers/reimbursements and expense reductions	0.85% 0.85%	1.10% 1.10%
Net investment income	1.27% 1.27%	0.99% 0.99%
Portfolio turnover rate	35% 35%	35% 35%
1	Total return does not reflect charges attributable to your insurance company's separate account.

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA Growth Fund	Class 1	Class 2
Net asset value, beginning of period	$8.25 $8.25	$8.09 $8.09
Income from investment operations
Net investment loss	(0.06) (0.06)	(0.10) (0.10)
Net realized and unrealized gains or losses on investments	3.34 3.34	3.29 3.29
Total from investment operations	3.28 3.28	3.19 3.19
Distributions to shareholders from
Net investment income	0[1] 0	0[1] 0
Net asset value, end of period	$11.53 $11.53	$11.28 $11.28
Total return[2]	39.78% 39.78%	39.45% 39.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,713 $39,713	$9,072 $9,072
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00% 1.00%	1.24% 1.24%
Expenses excluding waivers/reimbursements and expense reductions	1.02% 1.02%	1.26% 1.26%
Net investment loss	(0.57)% (0.57)%	(0.80)% (0.80)%
Portfolio turnover rate	123% 123%	123% 123%
1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company's separate account.

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA International Equity Fund	Class 1	Class 2
Net asset value, beginning of period	$9.61 $9.61	$9.55 $9.55
Income from investment operations
Net investment income	0.22[1] 0.22	0.07[1] 0.07
Net realized and unrealized gains or losses on investments	1.16 1.16	1.27 1.27
Total from investment operations	1.38 1.38	1.34 1.34
Distributions to shareholders from
Net investment income	(0.32) (0.32)	(0.30) (0.30)
Net asset value, end of period	$10.67 $10.67	$10.59 $10.59
Total return[2]	15.95% 15.95%	15.47% 15.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$69,407 $69,407	$891,137 $891,137
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68% 0.68%	0.89% 0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.68% 0.68%	0.89% 0.89%
Net investment income	2.31% 2.31%	0.70% 0.70%
Portfolio turnover rate	205% 205%	205% 205%
1	Per share amount is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company's separate account.

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA Omega Fund	Class 1	Class 2
Net asset value, beginning of period	$14.43 $14.43	$14.25 $14.25
Income from investment operations
Net investment income	0.13 0.13	0.11 0.11
Net realized and unrealized gains or losses on investments	6.09 6.09	6.00 6.00
Total from investment operations	6.22 6.22	6.11 6.11
Distributions to shareholders from
Net investment income	(0.23) (0.23)	(0.17) (0.17)
Net asset value, end of period	$20.42 $20.42	$20.19 $20.19
Total return[1]	43.97% 43.97%	43.58% 43.58%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,807 $59,807	$33,196 $33,196
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76% 0.76%	1.00% 1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.76% 0.76%	1.00% 1.00%
Net investment income	0.86% 0.86%	0.63% 0.63%
Portfolio turnover rate	28% 28%	28% 28%
1	Total return does not reflect charges attributable to your insurance company's separate account.

Twelve Months Ended December 31, 2009 (audited)
Evergreen VA Core Bond Fund	Class 1	Class 2
Net asset value, beginning of period	$7.85 $7.85	$7.88 $7.88
Income from investment operations
Net investment income	0.31 0.31	0.29 0.29
Net realized and unrealized gains or losses on investments	0.33 0.33	0.33 0.33
Total from investment operations	0.64 0.64	0.62 0.62
Distributions to shareholders from
Net investment income	(0.17) (0.17)	(0.15) (0.15)
Net asset value, end of period	$8.32 $8.32	$8.35 $8.35
Total return[1]	8.17% 8.17%	7.89% 7.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$86 $86	$30,251 $30,251
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68% 0.68%	0.93% 0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.68% 0.68%	0.93% 0.93%
Net investment income	3.76% 3.76%	3.52% 3.52%
Portfolio turnover rate	510%[2] 510%	510%[2] 510%
1	Total return does not reflect charges attributable to your insurance company's separate account.
2	Portfolio turnover rate includes mortgage dollar roll activity.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT C&B Large Cap Value Fund
Beginning Net Asset Value Per Share	$7.03 $7.03
Net Investment Income (Loss)	0.12 0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.88 1.88
Distribution from Net Investment Income	(0.12) (0.12)
Ending Net Asset Value Per Share	$8.91 $8.91
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	1.56% 1.56%
Gross Expenses	1.63% 1.63%
Net Expenses	1.00% 1.00%
Total return[1]	28.90% 28.90%
Portfolio Turnover Rate	15% 15%
Net Assets at End of Period (000's omitted)	$14,726 $14,726
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT International Core Fund
Beginning Net Asset Value Per Share	$4.61 $4.61
Net Investment Income (Loss)	0.09 0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.47 0.47
Distribution from Net Investment Income	(0.14) (0.14)
Ending Net Asset Value Per Share	$5.03 $5.03
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	1.63% 1.63%
Gross Expenses	2.04% 2.04%
Net Expenses	1.00% 1.00%
Total return[1]	12.66% 12.66%
Portfolio Turnover Rate	230% 230%
Net Assets at End of Period (000's omitted)	$18,575 $18,575
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT Large Company Core Fund
Beginning Net Asset Value Per Share	$9.55 $9.55
Net Investment Income (Loss)	0.12 0.12
Net Realized and Unrealized Gain (Loss) on Investments	3.37 3.37
Distribution from Net Investment Income	(0.21) (0.21)
Ending Net Asset Value Per Share	$12.83 $12.83
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	0.84% 0.84%
Gross Expenses	1.89% 1.89%
Net Expenses	1.00% 1.00%
Total return[1]	37.01% 37.01%
Portfolio Turnover Rate	18% 18%
Net Assets at End of Period (000's omitted)	$10,597 $10,597
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT Large Company Growth Fund
Beginning Net Asset Value Per Share	$6.28 $6.28
Net Investment Income (Loss)	0.04 0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.68 2.68
Distribution from Net Investment Income	(0.03) (0.03)
Ending Net Asset Value Per Share	$8.97 $8.97
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	0.55% 0.55%
Gross Expenses	1.20% 1.20%
Net Expenses	1.00% 1.00%
Total return[1]	43.38% 43.38%
Portfolio Turnover Rate	27% 27%
Net Assets at End of Period (000's omitted)	$69,506 $69,506
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT Small Cap Growth Fund
Beginning Net Asset Value Per Share	$4.16 $4.16
Net Investment Income (Loss)	(0.03) (0.03)
Net Realized and Unrealized Gain (Loss) on Investments	2.22 2.22
Distribution from Net Investment Income	0.00 0.00
Ending Net Asset Value Per Share	$6.35 $6.35
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	(0.69)% (0.69)%
Gross Expenses	1.26% 1.26%
Net Expenses	1.20% 1.20%
Total return[1]	52.64% 52.64%
Portfolio Turnover Rate	75% 75%
Net Assets at End of Period (000's omitted)	$185,345 $185,345
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT Small/Mid Cap Value Fund
Beginning Net Asset Value Per Share	$4.95 $4.95
Net Investment Income (Loss)	0.08 0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.87 2.87
Distribution from Net Investment Income	(0.07) (0.07)
Ending Net Asset Value Per Share	$7.83 $7.83
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	1.39% 1.39%
Gross Expenses	2.56% 2.56%
Net Expenses	1.14% 1.14%
Total return[1]	60.18% 60.18%
Portfolio Turnover Rate	45% 45%
Net Assets at End of Period (000's omitted)	$12,018 $12,018
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

Twelve Months Ended December 31, 2009 (audited)
Wells Fargo Advantage VT Total Return Bond Fund
Beginning Net Asset Value Per Share	$9.70 $9.70
Net Investment Income (Loss)	0.42 0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.72 0.72
Distribution frmo Net Investment Income	(0.46) (0.46)
Distribution from Net Realized Gains	(0.04) (0.04)
Ending Net Asset Value Per Share	$10.34 $10.34
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	4.07% 4.07%
Gross Expenses	1.20% 1.20%
Net Expenses	0.85% 0.85%
Total return[1]	11.99% 11.99%
Portfolio Turnover Rate	580% 580%
Net Assets at End of Period (000's omitted)	$95,134 $95,134
1	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

WELLS FARGO VARIABLE TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO VARIABLE TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

____, 2010

Relating to the acquisition of assets of

EVERGREEN VA CORE BOND FUND

a series of

EVERGREEN VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

a series of

WELLS FARGO VARIABLE TRUST

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND

a series of

EVERGREEN VARIABLE TRUST

and

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

a series of

WELLS FARGO VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT CORE EQUITY FUND

a series of

WELLS FARGO VARIABLE TRUST

EVERGREEN VA GROWTH FUND

a series of

EVERGREEN VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

a series of

WELLS FARGO VARIABLE TRUST

EVERGREEN VA INTERNATIONAL EQUITY FUND

a series of

EVERGREEN VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

a series of

WELLS FARGO VARIABLE TRUST

EVERGREEN VA OMEGA FUND

a series of

EVERGREEN VARIABLE TRUST

and

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

a series of

WELLS FARGO VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

a series of

WELLS FARGO VARIABLE TRUST

EVERGREEN VA SPECIAL VALUES FUND

a series of

EVERGREEN VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

a series of

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

and

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

each a series of

WELLS FARGO VARIABLE TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND

a series of

WELLS FARGO VARIABLE TRUST

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated ___ 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on ____, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

  INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.

The Statement of Additional Information dated May 1, 2009, as supplemented from time to time, for Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, which was filed electronically with the Securities and Exchange Commission on April 29, 2009, File No. 811-08716, on Form N-1A, accession no. 0000907244-09-000280.

2.

The Statement of Additional Information dated May 1, 2009, as supplemented from time to time, for Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Total Return Bond Fund, which was filed electronically with the Securities and Exchange Commission on April 30, 2009, File No. 811-09255, on Form N-1A, accession no. 0001193125-09-094011.

3.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund for the fiscal year ended December 31, 2009, filed electronically with the Securities and Exchange Commission on February 22, 2010, File No. 811-08716, accession no. 00011332226-10-190.

4

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Evergreen VA Core Bond Fund, for the fiscal year ended December 31, 2009, filed electronically with the Securities and Exchange Commission on March 4, 2010, File No. 811-08716, accession no. 00011332226-10-312.

5.

The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Total Return Bond Fund for the fiscal year ended December 31, 2009, filed electronically with the Securities and Exchange Commission on March 3, 2010, File No. 811-09255, accession no. 0000950123-10-0205.

This SAI also contains [unaudited Pro Forma Combining Financial Statements with respect to each Merger,] as wells as information regarding the Trustees of the Acquiring Funds and certain additional information regarding Wells Fargo Advantage VT Core Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund and Wells Fargo Advantage VT Omega Growth Fund.

Information Regarding the Trustees of the Acquiring Funds

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Fund’s prospectus entitled “Organization and Management of the Funds.”

General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for election or be appointed as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The Board has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met once (other than with respect to the Shell Funds) during 2009. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during 2009 (other than with respect to the Shell Funds). Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.  The Valuation Committee convened approximately four times during 2009 (other than with respect to the Shell Funds).

Additional Information regarding the following series of Wells Fargo Variable Trust (the “Trust”)

Wells Fargo Advantage VT Core EquityFund
Wells Fargo Advantage VT Intrinsic ValueFund
Wells Fargo AdvantageVT Omega GrowthFund

  (each a “Fund” and together the “Funds”)

Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1)

Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2)

Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3)

Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4)

Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5)

Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6)	Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7)

Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8)

Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus/Proxy Statement. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus/Proxy Statement, a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

     The Prospectus/Proxy Statement identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus/Proxy Statement. Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Asset-Backed Securities

     Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

     In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement, asset- backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Collateralized Debt Obligations

     Collateralized debt obligations ("CDOs") are composed of two main categories: cash and synthetic. Cash CDOs are further sub-divided into the following two types: cash flow and market value. The two structures differ from each other in the manner by which cash flow is generated to pay the security holders, the manner in which the structure is credit-enhanced, and how the pool of underlying collateral is managed. Cash flow CDOs are backed, or "collateralized," by a pool of high-yield bonds or loans, which pay principal and interest on a regular basis. Credit enhancement is achieved by having multiple classes of securities. The most senior/highest-rated class will be the last to be affected by any interruption of cash flow from the underlying assets. In a cash flow CDO, the collateral manager endeavors to maintain a minimum level of diversification and weighted average rating among the underlying assets in an effort to keep severity of loss low. In a market value CDO, classes of securities receive payments based on the mark-to-market returns on the underlying collateral. Credit enhancement is achieved by specific overcollateralization levels in the form of advance rates assigned to each underlying collateral asset. Because principal and interest payments on the securities come from collateral cash flows and sales of collateral, which the collateral manager monitors, returns on a market value CDO are substantially related to the collateral manager's performance.

     Certain products that are similar in structure to CDOs include collateralized loan obligations ("CLOs") and collateralized bond obligations ("CBOs"). Similar to CDOs, CLOs are structured such that each CDO and CLO typically has a foreign issuer, which is generally a special purpose vehicle, and a domestic co-issuer. Certain securities, such as notes, issued in a particular CDO or CLO are generally co-issued by the foreign issuer and the co-issuer, and are rated by one or more Nationally Recognized Statistical Ratings Organization (each, a "NRSRO"). Other securities, such as preference shares, preferred shares, or subordinated notes, issued in a particular CDO or CLO are generally issued only by the foreign issuer and are not rated by any NRSROs. Securities issued in CBOs, too, are issued by foreign issuers or other separate legal entities.

     CDOs, CLOs, and CBOs are typically collateralized by a pool of loans. These underlying loans may include pools of other securities. Generally, CDOs and CLOs have collateral quality tests and eligibility criteria that must be satisfied before a security may be selected as collateral for the CDO or CLO. The collateral selected for a particular CDO depends on both the sector of securities the CDO's collateral manager wants to manage, as well as the objectives of the CDO itself. For example, a trust preferred CDO is generally collateralized by combination of some or all of the following types of securities: trust preferred securities issued by trust subsidiaries of bank holding companies or of insurance holding companies; subordinated notes issued by banks, thrifts, or other depository institutions, or by holding companies of insurance companies; surplus notes issued by insurance companies; or senior securities issued by holding companies of one or more insurance companies or insurance intermediaries. In contrast, an ABS CDO has as its collateral various concentrations of different types of asset-backed securities. Securities issued in CLOs generally are backed by portfolios of primarily leveraged loans and high yield bonds. Typically, securities issued in CBOs are backed by a diversified pool of high risk, below investment grade fixed income securities. In addition to the foregoing, a particular CDO, CLO, or CBO may have as its collateral, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or may be the unrated equivalent of such loans.

     Similar to asset-backed securities, payments are made on CDO, CLO, and CBO securities in order of their seniority among other classes of securities issued from the same issuing entity. Also, similar to securitization transactions, fees, including administrative expenses, are generally paid to various parties in the CDO prior to payments being made on the CDO securities. Generally, CDOs and CLOs will pay certain management fees to the collateral manager. Unlike securitizations, securities issued in CDOs, CLOs, and CBOs generally have quarterly, rather than monthly, payment dates.

     CDOs, CLOs and CBOs are privately offered and sold, and are not publicly registered with the SEC. As a result, CDO, CLO, and CBO securities may be characterized as being illiquid. However, an active dealer market may exist for such securities, thereby allowing such securities to qualify for an exemption from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act").

     Classes, or "tranches," of CDO, CLO and CBO securities vary in level of risk and yield. The most junior tranche is generally the tranche that bears the highest level of risk, but also generally bears the highest rate of return. This is because tranches bear losses in the reverse order of their seniority with respect to one another. For this reason, the most junior tranche is the tranche that bears losses first from the defaults on the underlying collateral. Because the more junior tranches absorb losses prior to the more senior tranches, the most subordinate tranches serve to protect the more senior tranches from default in all but the most severe circumstances. Due to this type of protection from losses, a senior CDO, CLO, or CBO tranche generally bears the lowest risk, and has a smaller coupon, corresponding lower yield, and higher rating from nationally recognized statistical ratings organizations than tranches of more junior securities. Despite the protection the most subordinated tranches provide, CDO, CLO, or CBO tranches can experience substantial losses due to the rate of actual defaults on the underlying collateral. The type of collateral used as underlying securities in a particular CDO, CLO, or CBO therefore may substantially impact the risk associated with purchasing the securities such CDO, CLO, or CBO issues. Other factors that may influence the value or yield or return on a CDO, CLO, or CBO security include the disappearance of tranches from a particular issuance in reverse order of seniority, as such tranches would otherwise have protected the more senior tranches from losses, market anticipation of defaults, and loss of investor appetite for CDO, CLO and CBO securities generally.

     In addition to the risks generally associated with debt securities, including asset-backed securities and derivatives, discussed elsewhere in this SAI and the Prospectus/Proxy Statement, CDOs, CLOs, and CBOs each carry additional risks including, but not limited to the possibility that (i) distributions from the underlying collateral securities will be inadequate to make interest or principal payments on the related CDO, CLO, or CBO securities; (ii) for collateral that has NRSRO ratings, such ratings may be downgraded; and (iii) the CDOs, CLOs, or CBOs may themselves purchase as underlying collateral securities issued by other CDOs.

Commercial Paper

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

     Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

     Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement.

Convertible Securities

     A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

     Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

     The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

     While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Corporate Debt Securities

     Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain corporate debt securities that may be purchased by the Fund, such as those rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") and "BBB" or lower by Standard & Poor's Rating Group ("S&P") tend to be subject to greater issuer credit risk, to greater market fluctuations and pricing uncertainty, and to less liquidity than lower yielding, higher- rated fixed-income securities. If a security held by a Fund is downgraded, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix. Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in the Prospectus/Proxy Statement.

Dollar Roll Transactions

     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Insurance Funding Agreements

     A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See the section entitled "Illiquid Securities").

Guaranteed Investment Contracts

     The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

High Yield Securities

High yield securities (also known as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by the adviser to be below investment-grade, or in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and tend to be more volatile than higher-rated securities of similar maturity. The value of these debt securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities tend to be less liquid and more difficult to value than higher-rated securities.

     The market values of certain high yield and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, issuers of high yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them. Their ability to service their debt obligations, especially during an economic downturn or during sustained periods of high interest rates, may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield and comparable unrated securities may diminish the Fund's ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities either to meet redemption requests or to respond to changes in the economy or in financial markets.

Inflation-Protected Debt Securities

     The Funds may invest in inflation-protected debt securities, including Treasury Inflation-Protected Securities ("TIPS"). Inflation-protected debt securities are instruments whose principal is indexed to a measure of inflation such as, for example, the Consumer Price Index.

     A Fund's yield and return will reflect both any inflation adjustment to interest income and the inflation adjustment to principal.

     Inflation-protected debt securities are subject to greater risk than traditional debt securities if interest rates rise in a low inflation environment. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and will rise when real interest rates fall.

     While these securities are expected to be protected from long term inflationary trends, short term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the debt securities' inflationary measure. Income fluctuations associated with changes in market interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation indexed bonds may experience greater losses than other fixed income securities with similar durations.

     For federal income tax purposes, both interest payments and the difference between original principal and the inflation- adjusted principal of inflation-protected debt securities will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received.

Letters of Credit

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

     Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

     Mortgage-Backed Securities. Mortgage-backed securities, also called mortgage pass-through securities, are issued in securitizations (see "Asset-Backed Securities" section) and represent interests in "pools" of underlying residential mortgage loans that serve as collateral for such securities. Similar to asset-backed securities, the monthly payments made by the individual borrowers on the underlying residential mortgage loans are effectively "passed through" to the mortgage-backed securities (net of administrative and other fees paid to various parties) as monthly principal and interest payments.

     The stated maturities of mortgage-backed securities may be shortened by unscheduled prepayments of principal on the underlying mortgage loans, and the expected maturities may be extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the maturity of a particular mortgage-backed security. Variations in the maturities of mortgage- backed securities will affect the yield of each such security and the portfolio as a whole. Rates of prepayment of principal on the underlying mortgage loans in mortgage-backed securitizations that are faster than expected may expose the mortgage-backed securities issued in such securitizations to a lower rate of return and require reinvestment of proceeds at lower prevailing interest rates. Also, if a mortgage-backed security has been purchased at a premium, but is backed by underlying mortgage loans that are subject to prepayment, if prepayments are made on such underlying collateral, then the value of the premium effectively would be lost or reduced.

     Like other fixed-income securities, when interest rates rise, the value of mortgage-backed securities generally will decline and may decline more than other fixed-income securities as the expected maturity extends. Conversely, when interest rates decline, the value of mortgage-backed securities having underlying collateral with prepayment features may not increase as quickly as other fixed-income securities as the expected maturity shortens. Payment of principal and interest on some mortgage-backed securities issued or guaranteed by a government agency (but not the market value of the securities themselves) is guaranteed by a government association, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), or by a government-sponsored entity, such as the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") or Federal National Mortgage Association ("FNMA" or "Fannie Mae"). Unlike FHLMC and FNMA, which act as both issuers and guarantors of mortgage-backed securities, GNMA only provides guarantees of mortgage-backed securities. Only GNMA guarantees are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued or guaranteed by FHLMC or FNMA are not backed by the full faith and credit of the U.S. Government. FHLMC and FNMA are authorized to borrow money from the U.S. Treasury or the capital markets, but there can be no assurance that they will be able to raise funds as needed or that their existing capital will be sufficient to satisfy their guarantee obligations. Mortgage-backed securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Collateralized mortgage obligations, commercial mortgage-backed securities, adjustable rate mortgage securities and mortgage participation certificates are the primary types of mortgage-backed securities utilized by the Funds.

     Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations that may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Each CMO is structured so that multiple classes of securities are issued from such CMO, with each class bearing a different stated maturity. Payments of principal on the underlying securities, including prepayments, are first "passed through" to investors holding the class of securities with the shortest maturity; investors holding classes of securities with longer maturities receive payments on their securities only after the more senior classes have been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

     Commercial Mortgage-Backed Securities ("CMBS"). CMBS are securities that are secured by mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, such as office buildings, hotels, and shopping malls. These risks include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a commercial property to attract and retain tenants. While CMBS are sold both in public transactions registered with the SEC and in private placement transactions, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

     Adjustable Rate Mortgage Securities ("ARMS"). ARMS are securities that are secured by mortgage loans with adjustable interest rates and may be issued or guaranteed by a government agency such as GNMA, by government-sponsored entities such as FNMA or FHLMC, or by a private issuer. The mortgage loans underlying ARMS guaranteed by GNMA are typically federally insured by the Federal Housing Administration ("FHA") or guaranteed by the Department of Veterans Affairs ("VA"), whereas the mortgage loans underlying ARMS issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     ARMS are also offered by private issuers. These securities generally offer a higher rate of return in the form of interest payments, but because they offer no direct or indirect governmental guarantees, they also involve greater credit and interest rate risk. However, many private issuers or servicers of ARMS guarantee or provide private insurance for timely payment of interest and principal. In addition, the Funds may purchase some mortgage-related securities through private placements that are restricted as to further sale. The value of these securities may fluctuate more than that of other mortgage-related securities.

     Mortgage Participation Certificates ("PCs"). Mortgage PCs and guaranteed mortgage certificates ("GMCs") are both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on an underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages, but pay interest semi-annually and return principal once a year in guaranteed minimum payments. PCs and GMCs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

     Other Mortgage-Backed Securities. As new types of mortgage-backed securities are developed and offered to investors, the adviser will, consistent with each Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of mortgage-backed securities.

     Credit Risk. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, or any credit enhancer and/or the underlying mortgage borrowers have defaulted on their obligations. Credit risk is increased for mortgage-backed securities that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, typically entail greater credit risk than mortgage-backed securities guaranteed by a government association or government-sponsored enterprise. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

     Interest Rate Risk. The interest rates on mortgage loans underlying ARMS generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities resulting from actual or anticipated fluctuations in market interest rates. The value of each Fund's ARMS may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Funds or if the Funds sell these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The interest rates on mortgages underlying other types of mortgage-backed securities generally do not reset at periodic intervals. Accordingly, non- ARMS have greater exposure to interest rate risk than ARMS.

Municipal Bonds

     Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

     Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch or otherwise rated investment grade. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims- paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

     Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Notes

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     RAWs. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

Preferred Securities

     The Funds may invest in securities that are known as "preferred securities" or "hybrid securities". Certain of these securities are deemed to be debt obligations although they may have one or more characteristics found in equity securities (e.g., no stated maturity date). The Funds will treat a preferred security as a corporate debt obligation so long as it has some combination of the following characteristics: the security pays interest; the security is priced relative to a U.S. Treasury security; the security is rated by one or more of the Nationally Recognized Statistical Rating Organizations; the security is callable; the security is issued by a corporation or similar for-profit entity; and/or other factors.

Stripped Securities

     Securities issued by the U.S. Treasury and certain securities issued by government authorities and government-sponsored enterprises are eligible to be stripped into interest components and principal components. Stripped securities are purchased by the Funds at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.

     Stripped securities may also include participations in trusts that hold U.S. Treasury securities where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities.

Supranational Agency Securities

     Debt security investments may include the debt securities of "supranational" entities if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (an agency of the World Bank), the Asian Development Bank and the InterAmerican Development Bank.

U.S. Government Obligations

     U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government- sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC- insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities

     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

DERIVATIVES

Derivative Securities

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

     A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

     Credit Derivatives. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

     A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

     Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

     In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.

Futures and Options Contracts

     In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

     Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

     Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions

     Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

     Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

     Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

     Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

     The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

     Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

     Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

EQUITY SECURITIES

     The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Common and Preferred Stocks

     Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Common and preferred stock are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's investment.

Real Estate/REIT Securities

     Although the Funds will not invest directly in real estate, the Funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in real estate investment trusts ("REITs") is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

     Investments in mortgage-related securities involve certain risks, which are described under Mortgage-Related Securities, above, and in the Prospectus/Proxy Statement.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Foreign Obligations and Securities

     Investments in foreign obligations and securities include debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

     The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

     A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

     The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

     The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities

     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the securities loaned plus any accrued interest or dividends, with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established under the 1940 Act.

     The following provides additional detail on the requirement described in (i) above. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest at the time when the Fund enters into the transaction. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the market value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest.

     For lending its securities, a Fund will earn either a fee payable by the borrower on loans that are collateralized by U.S. Government securities or a letter of credit, or income on instruments purchased with cash collateral (after payment of a "broker rebate fee" to the borrower). Cash collateral is invested on behalf of the Fund by the Securities Lending Agent in securities that, at the time of investment, are considered high-quality, U.S. dollar-denominated short-term money market instruments and have been evaluated and approved by the Funds' investment adviser and are permissible investments for a Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Funds' investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles or "SIVs" that, although considered high-quality, short-term money market instruments when originally purchased by the Securities Lending Agent through a joint account, are now in payment default or are otherwise impaired. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Thus, the current net asset value of each Fund reflects the current valuations assigned to defaulted or impaired SIVs that were purchased on behalf of a Fund through the investment of cash collateral for securities loaned. If a Fund elects to discontinue its participation in the securities lending program at a time when the defaulted or impaired SIVs still comprise a portion of the cash collateral pool of investments, the Securities Lending Agent would seek to promptly liquidate the securities in the cash collateral investment pool, including the defaulted or impaired SIVs. In such an event, the ability to dispose of defaulted or impaired SIVs at an acceptable price or at all may be severely limited or not possible, in which case a Fund could be required to receive a distribution of the defaulted or impaired SIVs in kind or realize a loss on the entire portion of the cash collateral pool represented by the defaulted or impaired SIVs. The current valuation assigned to a security in the cash collateral pool by a Fund may differ from any valuation that the Securities Lending Agent may assign to the same security when held on behalf of another client or for its own account. Loans of securities also involve a risk that the borrower may fail to return the securities when due or when called for by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be called at any time and generally will be called if a material event affecting the investment is expected to be presented to a shareholder vote so that securities may be voted by the Fund.

     Each lending Fund pays a portion of the net interest or fees earned from securities lending to a Securities Lending Agent. Wells Fargo Bank currently acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser and has delegated its duties as Securities Lending A gent to an affiliated sub-agent for certain Funds and to an unaffiliated sub-agent for other Funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank under a contract is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. Wells Fargo Bank pays all or a portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The Securities Lending Agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

Other Investment Companies

     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

     Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

Private Placement and Other Restricted Securities

     Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

     Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

     A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

Warrants

     Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     Compensation. For the calendar year ended December 31, 2009, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. [Confirm – what about Trustees who did not serve for the full year?]

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Since the Funds have not yet commenced operations, information regarding Trustee compensation from the Funds is not available.

     Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000. Since the Funds have not yet commenced operations, beneficial ownership information with respect to the Funds is not available.

Beneficial Equity Ownership in the Fund Complex Calendar Year Ended December 31, 2009

		Independent Trustees
	Peter G.	Isaiah	Judith M.	David F.	Olivia S.	Timothy J.	Donald C.
	Gordon	Harris, Jr.[2]	Johnson	Larcker[2]	Mitchell	Penny	Willeke
Fund
Complex[1]	over $100,000	over $100,000	$0	$0	over $100,000	over $100,000	over $100,000

[1]	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of ___ funds) as of the calendar year end.

[2]	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

     Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub- adviser; (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust ("Master Portfolio") and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more Master Portfolios and have active advisory arrangements at the gateway level.

     Advisory Fees Paid. Since the Funds have not yet commenced operations, information regarding advisory fees paid to Funds Management is not available.

     General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers.

Wells Fargo Advantage VT Intrinsic Value Fund

Howard Gleicher, CFA	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed		$375,798
	Number of those subject to performance fee		0
	Number of other accounts managed		436
	Assets of other accounts managed		$4,321,574
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500
David M. Graham	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed		$375,798
	Number of those subject to performance fee		0
	Number of other accounts managed		436
	Assets of other accounts managed		$4,321,574
	Number of those subject to performance fee		1
	Asets of those subject to performance fee		$22,500
Gary W. Lisenbee	Asset of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Funds		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	Hartford Select Small Cap Value Fund		$29,131
	Hartford Small Cap Value HLS Fund		$22,293
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Northern Trust Multi-Manager Small Cap Fund		$58,813
	River Source Partners Small Cap Value Fund		$95,350
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	UBS PACE Small/Mid Co Value Investments		$116,637
	TOTAL		$3,548,852
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		9
	Assets of other pooled investment vehicles managed		$430,492
	Number of those subject to performance fee		0
	Number of other account managed		444
	Assets of other account managed		$4,366,954
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500
Jeffrey Peck	Asset of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed	S	375,798
	Number of those subject to performance fee		0
	Number of other account managed		436
	Assets of other account managed		$4,321,574
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500

Wells Fargo Advantage VT Omega Growth Fund

Aziz Hamzaogullari, CFA	Assets of registered investment companies managed
	Large Company Growth Fund	$303,949
	Omega Fund	$616,247
	Evergreen VA Omega Fund	$79,090
	ING Evergreen Omega Fund	$160,948
	TOTAL	$1,160,234
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$202,900
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

Wells Fargo Advantage VT Core Equity Fund

Walter T. McCormick, CFA	Assets of registered investment companies managed
	Evergreen Equity Income Fund	$612,852
	Evergreen Fundamental Large Cap Fund	$674,044
	Evergreen VA Fundamental Large Cap Fund	$107,490
	TOTAL	$1,394,386
	Those subject to performance fee	$0
	Number of other pooled investment vehicles managed	2
	Assets of other pooled investment vehicles managed	$114,022
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Emory W. (Sandy) Sanders, Jr., CFA	Assets of registered investment companies managed
	Evergreen Fundamental Large Cap Fund	$674,044
	Evergreen VA Fundamental Large Cap Fund	$107,490
	TOTAL	$781,534
	Those subject to performance fee	$0
	Number of other pooled investment vehicles managed	2
	Assets of other pooled investment vehicles managed	$114,022
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

     Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

     Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

     Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

     Beneficial Ownership in the Funds. Since the Funds have not yet commenced operations, information regarding beneficial ownership of the Funds by Portfolio Managers is not yet available.:

Administrator

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level
Share Class	Admin. Fee
		(% of
	Average Daily Net	Average Daily
	Assets	Net Assets)
Class 1	First $5 billion	0.16%
and Class 2	Next $5 billion	0.15%
	Over $10 billion	0.14%

     Administrative Fees Paid. Since the Funds have not yet commenced operations, information regarding administrative fees paid to Funds Management is not available.

Distributor

     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Funds that offer Class 2 shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.25% of the average daily net assets attributable to the class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Distribution Fees Paid. Since the Funds have not yet commenced operations, information regarding fees paid to the Distributor distribution-related services is not available.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Custodian and Fund Accountant

     State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. Since the Funds have not yet commenced operations, information regarding underwriting commissions is not available.

Code of Ethics

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business, with the exception of Columbus Day and Veterans Day. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2008 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2008, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.
  ADP Broker-Dealer, Inc.
  A.G. Edwards & Sons, Inc.
  AIG Retirement Services Company
  Ameriprise Financial Services, Inc.
  Charles Schwab & Co., Inc.
  Citigroup Global Markets, Inc.
  CitiStreet Advisors LLC
  DWS Investments Distributors, Inc.
  Fidelity Brokerage Services LLC
  Goldman, Sachs & Co.
  GPC Securities, Inc.
  GWFS Equities, Inc.
  GunnAllen Financial, Inc.
  H.D. Vest Financial Services
  Hewitt Financial Services, LLC
  J. P. Morgan Securities Inc.
  LPL Financial Corp.
  Mellon Financial Markets, LLC
  Merrill Lynch, Pierce, Fenner & Smith, Inc.
  Merriman Curhan Ford & Co. Inc.
  Mid Atlantic Capital Corporation
  Morgan Stanley DW Inc.
  MSCS Financial Services, LLC
  Nationwide Investment Services Corp.
  Pershing LLC
  Prudential Investment Management Services, LLC
  Prudential Retirement Brokerage Services, Inc.
  Raymond James & Associates, Inc.
  RBC Dain Rauscher, Inc.
  Robert W. Baird & Co.
  Ross, Sinclaire & Associates, LLC
  Security Distributors, Inc.
  State Street Global Markets, LLC
  TD Ameritrade Trust Company
  UBS Financial Services, Inc.
  VALIC Financial Advisors, Inc.
  Wachovia Securities, LLC
  Wells Fargo Investments

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission.

While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

     In placing orders for portfolio securities of a Fund, a Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

     A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     Brokerage Commissions. Since the Funds have not yet commenced operations, information regarding brokerage commissions is not available.

Securities of Regular Broker-Dealers. Since the Funds have not yet commenced operations, information regarding securities held by the Funds in their regular broker-dealers is not available.

FUND EXPENSES

      From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

     The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by participating insurance companies through their separate accounts. If this is not the case, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, exchange or redemption of Fund shares.

     The tax treatment of holders of variable annuity contracts and variable life insurance policies and insurance companies may vary depending on their particular situation.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

     Each Fund intends to distribute substantially all its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

    If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. For income accrued on debt instruments after May 31, 2005, the Short Duration Government Bond Fund has revoked its election to amortize bond premium currently for federal income tax purposes. Losses on the retirement or sale of bonds purchased at a premium will likely result in capital losses for the Short Duration Government Bond Fund. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

     A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of a Separate Account of a Participating Insurance Company. Under the Code, if the investments of a segregated asset account, such as the separate accounts of participating insurance companies, are "adequately diversified," a holder of a variable annuity contract or variable life insurance policy supported by the account will receive favorable tax treatment in the form of tax deferral.

     In general, pursuant to the Treasury Regulations promulgated under Section 817(h) of the Code, the investments of a segregated asset account are considered to be "adequately diversified" only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be "adequately diversified" if it meets the RIC diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. government securities, and securities of other RICs.

     In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a "look-through rule" with respect to a segregated asset account's investments in a RIC for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC. In particular, if the beneficial interests in the RIC are held by one or more segregated asset accounts of one or more insurance companies, and if public access to such RIC is available exclusively through the purchase of a variable annuity contract or variable life insurance policy or through certain qualified pension or retirement plans, then a segregated asset account's beneficial interest in the RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account.

     Failure by a Fund to satisfy the Section 817(h) requirements could cause the variable annuity contracts and variable life insurance policies to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

     As indicated above, the Trust intends that each Fund will continue to qualify as a RIC under the Code. The Trust also intends to cause each Fund to continue to satisfy the separate requirements imposed by Section 817(h) of the Code and the regulations thereunder at all times to enable the corresponding separate accounts to be "adequately diversified." Accordingly, the Trust intends that each participating insurance company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the variable annuity contracts or variable life insurance policies underlying the separate account will qualify for favorable federal income tax treatment under the Code. However, no assurance can be made in that regard.

     The IRS or Treasury Department may issue additional rulings or regulations that will address the circumstances in which a variable annuity contract or variable life insurance policy holder's control of the investments of a separate account may cause such holder, rather than the insurance company, to be treated as the owner of the assets of a separate account. If the holder is considered the owner of the securities underlying the separate account, income and gain produced by those securities would be included currently in the holder's gross income. It is not known what standards will be set forth in the regulations or rulings or whether any such standards will apply retroactively. In the event that rulings or regulations are issued, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change one or more Fund's investment objective or substitute the shares of one Fund for those of another.

     Retirement Plans. In the future, shares of the Funds may be available for qualified pension and retirement plans. Prospective plan participants should review the prospectuses and other information provided by their plan administrators and consult their own tax advisers and financial planners regarding the federal tax consequences to them of holding Fund shares through such plans including the possibility that such an investment could generate UBTI.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     For information concerning the federal income tax consequences to the holders of variable annuity contracts or variable life insurance policies, such holders should consult the prospectuses and other materials used in connection with the issuance of their particular contracts or policies and should consult their own tax advisers and financial planners.

PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.
  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.
  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.
  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.
  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub- adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven- day or more delayed basis.

C.	Fund of Funds Structure.

	1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub- adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

	E.	Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

     The Funds are series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     The Trust's series are authorized to issue multiple classes of shares (one with a 12b-1 fee) with no sales load offered to participants of variable or annuity plans. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of the series' operating expenses. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus/Proxy Statement and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Since the Funds have not yet commenced operations, information regarding record and beneficial ownership is not available.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

APPENDIX

The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Services (“Moody’s”), Fitch Investor Services (“Fitch”), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - ’AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - ’AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx) - ’A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - ’BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - ’BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - ’B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the“best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a “+” is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody’s:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund to Wells Fargo Advantage VT Omega Fund, in exchange for shares of Wells Fargo Advantage VT Omega Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage VT Omega Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – December 31, 2009 (unaudited)

				Evergreen VA Omega Fund		Wells Fargo Advantage VT Large Company Growth Fund		Wells Fargo Advantage VT Omega Fund Pro Forma
				Shares	Value	Shares	Value	Shares	Value
Common Stocks 97.3%
Consumer Discretionary 15.6%
Internet & Catalog Retail 8.5%
Amazon.com Incorporation	*			48,243	6,489,648	24,300	3,268,836	72,543	9,758,484
Blue Nile Incorporation	*			62,886	3,982,571	0	0	62,886	3,982,571
					10,472,219		3,268,836		13,741,055
Media 1.0%
Omnicom Group Incorporation				42,414	1,660,508	0	0	42,414	1,660,508
Multiline Retail 2.8%
Kohl’s Corporation				0	0	18,800	1,013,884	18,800	1,013,884
Target Corporation Þ				15,109	730,822	59,100	2,858,667	74,209	3,589,489
					730,822		3,872,551		4,603,373
Specialty Retail 1.6%
Home Depot Incorporation				25,379	734,215	0	0	25,379	734,215
Lowe’s Companies Incorporation				0	0	78,300	1,831,437	78,300	1,831,437
					734,215		1,831,437		2,565,652
Textiles, Apparel & Luxury Goods 1.7%
Timberland Company, Class A	*			151,100	2,709,223	0	0	151,100	2,709,223
Consumer Staples 4.2%
Beverages 0.5%
Coca-Cola Company				12,990	740,430	0	0	12,990	740,430
Food Products 1.3%
McCormick & Company Incorporation				59,906	2,164,404	0	0	59,906	2,164,404
Food & Staples Retailing 1.2%
Wal-Mart Stores Incorporation				0	0	36,300	1,940,235	36,300	1,940,235
Household Products 1.2%
Clorox Company				23,065	1,406,965	0	0	23,065	1,406,965
Procter & Gamble Company				10,754	652,015	0	0	10,754	652,015
					2,058,980		0		2,058,980
Energy 2.3%
Energy Equipment & Services 2.1%
Schlumberger Limited				40,600	2,642,654	0	0	40,600	2,642,654
Weatherford International Limited	*			44,853	803,317	0	0	44,853	803,317
					3,445,971	0	0		3,445,971
Oil, Gas & Consumable Fuels 0.2%
Chevron Corporation				2,280	175,537	0	0	2,280	175,537
ConocoPhillips				3,122	159,441	0	0	3,122	159,441
					334,978	0	0		334,978
Financials 19.6%
Capital Markets 11.9%
Charles Schwab Corporation				0	0	176,850	3,328,317	176,850	3,328,317
Franklin Resources Incorporation				0	0	22,100	2,328,235	22,100	2,328,235
Goldman Sachs Group Incorporation				0	0	32,025	5,407,101	32,025	5,407,101
Legg Mason Incorporation				92,982	2,804,337	0	0	92,982	2,804,337
SEI Investments Company				196,499	3,442,663	0	0	196,499	3,442,663
T. Rowe Price Group Incorporation				0	0	38,800	2,066,100	38,800	2,066,100
					6,247,000		13,129,753		19,376,753
Consumer Finance 5.3%
American Express Company				51,100	2,070,572	0	0	51,100	2,070,572
Visa Incorporation, Class A	Þ			58,329	5,101,454	16,800	1,469,328	75,129	6,570,782
					7,172,026		1,469,328		8,641,354
Diversified Financial Services 1.9%
CME Group Incorporation				0	0	3,800	1,276,610	3,800	1,276,610
MSCI, Inc., Class A	*			58,300	1,853,940	0	0	58,300	1,853,940
					1,853,940		1,276,610		3,130,550
Insurance 0.5%
Marsh & McLennan Cos.				33,481	739,260	0	0	33,481	739,260
Health Care 12.7%
Biotechnology 5.5%
Amgen Incorporation	*			47,646	2,695,334	11,700	661,869	59,346	3,357,203
Biogen Idec Incorporation	*			73,384	3,926,044	0	0	73,384	3,926,044
Genzyme Corporation	*			0	0	33,700	1,651,637	33,700	1,651,637
					6,621,378		2,313,506		8,934,884
Health Care Equipment & Supplies 4.4%
Medtronic Incorporation				31,839	1,400,279	59,575	2,620,109	91,414	4,020,388
Zimmer Holdings Incorporation	*			52,294	3,091,099	0	0	52,294	3,091,099
					4,491,378		2,620,109		7,111,487
Health Care Providers & Services 0.3%
WellPoint Incorporation	*			7,162	417,473	0	0	7,162	417,473
Pharmaceuticals 2.5%
Merck & Company Incorporation				42,361	1,547,871	0	0	42,361	1,547,871
Novartis AG, ADR				48,098	2,617,974	0	0	48,098	2,617,974
					4,165,845		0		4,165,845
Industrials 6.8%
Air Freight & Logistics 5.8%
C.H. Robinson Worldwide Incorporation				0	0	29,000	1,703,170	29,000	1,703,170
Expeditors International of Washington Incorporation				117,700	4,087,721	43,100	1,496,863	160,800	5,584,584
United Parcel Service Incorporation, Class B				36,100	2,071,057	0	0	36,100	2,071,057
					6,158,778		3,200,033		9,358,811
Professional Services 0.1%
Verisk Analytics, Inc., Class A	*			6,300	190,764	0	0	6,300	190,764
Trading Companies & Distributors 0.9%
Fastenal Company	Þ			0	0	34,900	1,453,236	34,900	1,453,236
Information Technology 36.1%
Communications Equipment 7.1%
Cisco Systems Incorporation	*			74,367	1,780,346	160,600	3,844,764	234,967	5,625,110
QUALCOMM Incorporation				54,544	2,523,205	74,050	3,425,553	128,594	5,948,758
					4,303,551		7,270,317		11,573,868
Computers & Peripherals 3.8%
Apple Incorporation	*			0	0	21,000	4,428,060	21,000	4,428,060
EMC Corporation	*			0	0	97,800	1,708,566	97,800	1,708,566
					0		6,136,626		6,136,626
Internet Software & Services 6.8%
eBay Incorporation	*			0	0	43,100	1,014,574	43,100	1,014,574
Google Incorporation, Class A	*			8,543	5,296,489	7,700	4,773,846	16,243	10,070,335
					5,296,489		5,788,420		11,084,909
IT Services 3.1%
Automatic Data Processing Incorporation				25,226	1,080,177	22,200	950,604	47,426	2,030,781
Paychex Incorporation				0	0	77,950	2,388,388	77,950	2,388,388
Western Union Company				0	0	36,900	695,565	36,900	695,565
					1,080,177		4,034,557		5,114,734
Semiconductors & Semiconductor Equipment 6.4%
Altera Corporation				181,169	4,099,854	0	0	181,169	4,099,854
Analog Devices, Inc.				30,400	960,032	0	0	30,400	960,032
Intel Corporation				0	0	129,500	2,641,800	129,500	2,641,800
Linear Technology Corporation	Þ			44,951	1,372,804	41,200	1,258,248	86,151	2,631,052
					6,432,690		3,900,048		10,332,738
Software 8.9%
FactSet Research Systems Incorporation				56,262	3,705,978	13,800	909,006	70,062	4,614,984
Microsoft Corporation				61,617	1,878,703	138,870	4,234,146	200,487	6,112,849
Oracle Corporation				150,754	3,699,503	0	0	150,754	3,699,503
					9,284,184		5,143,152		14,427,336
Total Common Stocks (cost $75,182,732, $59,792,172 and $134,974,904, respectively)					89,506,683		68,648,754		158,155,437
Collateral for Securities Lending 2.7%		Interest Rate %
Collateral Invested in Money Market Funds 2.0%
AIM STIT-Liquid Assets Portfolio	(u)	0.18		0	0	65,590	65,590	65,590	65,590
BlackRock Liquidity TempFund, Institutional Class	(u)	0.11		913,768	913,768	65,590	65,590	979,358	979,358
DWS Money Market Series Institutional	(u)	0.17		0	0	65,590	65,590	65,590	65,590
Evergreen Institutional Money Market Fund, Class I	ø (u)	0.01		992,967	992,967	0	0	992,967	992,967
JPMorgan Prime Money Market Fund	(u)	0.14		0	0	65,599	65,599	65,599	65,599
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class	(u)	0.19		973,368	973,368	0	0	973,368	973,368
					2,880,103		262,369		3,142,472

			Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Collateral Invested in Other Assets 0.7%
Antalis US Funding Corporation	††(p)	0.22	01/13/2010	0	0	$8,518	8,518	$8,518	8,518
Antalis US Funding Corporation	††(p)	0.28	01/07/2010	0	0	8,518	8,518	8,518	8,518
Antalis US Funding Corporation	††(p)	0.29	01/29/2010	0	0	8,518	8,516	8,518	8,516
Atlantic Asset Securitization Corporation	††(p)	0.19	01/15/2010	0	0	25,555	25,553	25,555	25,553
Banco Santander SA (Madrid)		0.08	01/04/2010	0	0	22,573	22,573	22,573	22,573
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities		0.01	01/04/2010	0	0	17,036	17,036	17,036	17,036
Bank of Ireland		0.05	01/04/2010	0	0	22,573	22,573	22,573	22,573
BNP Paribas (Paris)		0.11	01/04/2010	0	0	22,573	22,573	22,573	22,573
Calcasieu Parish LA	±§	0.37	12/01/2027	0	0	3,407	3,407	3,407	3,407
California Statewide Communities Development Authority	±§	0.32	06/01/2028	0	0	4,685	4,685	4,685	4,685
Calyon (New York)		0.18	01/08/2010	0	0	26,407	26,407	26,407	26,407
Colorado Housing & Finance Authority	±§	0.28	10/01/2038	0	0	2,255	2,255	2,255	2,255
Commerzbank AG (Grand Cayman)		0.00	01/04/2010	0	0	24,703	24,703	24,703	24,703
Cook County IL	±§	0.40	11/01/2030	0	0	6,815	6,815	6,815	6,815
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities		0.01	01/04/2010	0	0	6,389	6,389	6,389	6,389
Danske Bank A/S Copenhagen		0.12	01/04/2010	0	0	22,573	22,573	22,573	22,573
Denver CO City & County School District	±§	0.35	12/15/2037	0	0	15,333	15,333	15,333	15,333
ENI Finance USA Incorporated	††	0.19	02/04/2010	0	0	23,851	23,847	23,851	23,847
Fortis Bank NV SA		0.19	01/19/2010	0	0	25,555	25,555	25,555	25,555
GDF Suez	††	0.19	01/12/2010	0	0	5,963	5,962	5,963	5,962
GDF Suez	††	0.20	02/03/2010	0	0	21,296	21,292	21,296	21,292
Gotham Funding Corporation	††(p)	0.18	01/11/2010	0	0	12,777	12,777	12,777	12,777
Gotham Funding Corporation	††(p)	0.19	01/05/2010	0	0	12,849	12,849	12,849	12,849
Govco Incorporated	††(p)	0.19	01/12/2010	0	0	25,555	25,553	25,555	25,553
Gryphon Funding Limited	(a)(i)	0.00	08/05/2010	0	0	245,443	94,692	245,443	94,692
Gulf Coast Waste Disposal Authority	±§	0.23	05/01/2023	0	0	11,926	11,926	11,926	11,926
Gulf Coast Waste Disposal Authority	±§	0.23	07/01/1934	0	0	8,646	8,646	8,646	8,646
Henrico County VA Economic Development Authority	±§	0.27	11/01/1942	0	0	1,406	1,406	1,406	1,406
Houston TX Utility System	±§	0.25	05/15/2034	0	0	12,777	12,777	12,777	12,777
Illinois Educational Facilities Authority Revenues	±§	0.28	07/01/2029	0	0	4,259	4,259	4,259	4,259
Indiana Municipal Power Agency	±§	0.28	01/01/2018	0	0	1,704	1,704	1,704	1,704
ING USA Funding LLC		0.20	01/04/2010	0	0	2,470	2,470	2,470	2,470
JPMorgan Chase Repurchase Agreement - 102% Collateralized by US Treasury Securities		0.01	01/04/2010	0	0	6,389	6,389	6,389	6,389
Kansas City MO Special Obligation	±§	0.28	04/15/2025	0	0	2,555	2,555	2,555	2,555
Koch Resources LLC	††	0.19	01/25/2010	0	0	25,555	25,551	25,555	25,551
Liberty Street Funding Corporation	††(p)	0.18	01/08/2010	0	0	21,296	21,295	21,296	21,295
Lloyds TSB Bank plc		0.18	01/08/2010	0	0	21,296	21,296	21,296	21,296
LMA Americas LLC	††(p)	0.19	01/19/2010	0	0	8,518	8,517	8,518	8,517
Massachusetts HEFA	±§	0.22	10/01/1934	0	0	28,153	28,153	28,153	28,153
Matchpoint Master Trust	††(p)	0.19	01/05/2010	0	0	4,217	4,216	4,217	4,216
Matchpoint Master Trust	††(p)	0.20	01/27/2010	0	0	21,296	21,293	21,296	21,293
Montgomery County TN Public Building	±§	0.27	02/01/1936	0	0	3,067	3,067	3,067	3,067
New Jersey State Turnpike Authority	±§	0.28	01/01/2018	0	0	1,704	1,704	1,704	1,704
New York State Dormitory Authority	±§	0.25	07/01/1934	0	0	19,975	19,975	19,975	19,975
Newport Beach California Revenue	±§	0.22	12/01/1940	0	0	14,822	14,822	14,822	14,822
Nieuw Amsterdam Receivables Corporation	††(p)	0.20	01/12/2010	0	0	15,546	15,545	15,546	15,545
Nieuw Amsterdam Receivables Corporation	††(p)	0.21	01/11/2010	0	0	6,815	6,814	6,815	6,814
North Dakota Housing Finance Agency	±§	0.29	01/01/1934	0	0	5,418	5,418	5,418	5,418
Regency Markets #1 LLC	††(p)	0.20	01/07/2010	0	0	18,323	18,322	18,323	18,322
Regency Markets #1 LLC	††(p)	0.20	01/20/2010	0	0	7,683	7,682	7,683	7,682
Salisbury Receivables Company	††(p)	0.19	01/19/2010	0	0	21,296	21,294	21,296	21,294
San Antonio TX Education Facilities Corporation	±	0.18	12/01/2028	0	0	11,495	11,495	11,495	11,495
Sanpaolo IMI US Financial Company		0.19	01/19/2010	0	0	26,918	26,915	26,918	26,915
Scaldis Capital Limited	††(p)	0.24	01/06/2010	0	0	17,888	17,888	17,888	17,888
Societe Generale Bannon LLC		0.18	01/11/2010	0	0	26,407	26,407	26,407	26,407
Starbird Funding Corporation	††(p)	0.19	01/06/2010	0	0	25,555	25,554	25,555	25,554
Sumitomo Trust & Banking Company		0.22	01/05/2010	0	0	25,555	25,554	25,555	25,554
Tasman Funding Incorporated	††(p)	0.24	01/05/2010	0	0	6,729	6,729	6,729	6,729
Thames Asset Global Securitization #1 Incorporated	††(p)	0.18	01/15/2010	0	0	19,592	19,591	19,592	19,591
Ticonderoga Master Funding Limited	††(p)	0.18	01/07/2010	0	0	20,444	20,443	20,444	20,443
Tulsa County OK Industrial Authority Revenue	±	0.25	07/01/1932	0	0	7,666	7,666	7,666	7,666
UniCredito Italiano (New York)		0.25	01/04/2010	0	0	25,555	25,555	25,555	25,555
Vermont State Student Assistance Corporation	±§	0.30	12/15/1940	0	0	2,555	2,555	2,555	2,555
VFNC Corporation	††±(a)(i)	0.45	09/30/2010	0	0	311,256	158,740	311,256	158,740
Victory Receivables Corporation	††(p)	0.19	01/08/2010	0	0	21,296	21,295	21,296	21,295
Victory Receivables Corporation	††(p)	0.20	01/13/2010	0	0	5,963	5,962	5,963	5,962
Yorktown Capital LLC	††(p)	0.19	02/03/2010	0	0	25,555	25,550	25,555	25,550
					0		1,195,949		1,195,949
Total Collateral for Securities Lending (Cost $2,880,103, $1,434,616 and $4,314,719, respectively)					2,880,103		1,458,318		4,338,421

Short-Term Investments 4.2%				Shares	Value	Shares	Value	Shares	Value
Mutual Fund Shares 4.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I	ø (u)	0.01		6,064,133	6,064,133	0	0	6,064,133	6,064,133
Wells Fargo Advantage Money Market Trust	~ ø (u)	0.08		0	0	801,778	801,778	801,778	801,778
Total Short-Term Investments (Cost $6,064,133, $801,778 and $6,865,911, respectively)					6,064,133		801,778		6,865,911
Total Investments in Securities (cost $84,126,968, $62,028,566 and $146,155,534, respectively) 104.2%					98,450,919		70,908,850		169,359,769
Other Assets and Liabilities, Net (4.2%)					(5,447,249)		(1,402,644)		(6,849,893)
Total Net Assets 100.0%					$93,003,670		$69,506,206		$162,509,876
*	Non income producing
Þ	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
ø	Investment in affiliate.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. Wells Fargo Advantage VT Large Company Growth Fund does not pay an investment advisory fee for such investments.

††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.

Summary of Abbreviations

ADR	American Depository Receipt

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen VA Omega Fund
Equity securities
Common Stocks	$89,506,683	$0	$0	$89,506,683
Short-term investments	8,944,236	0	0	8,944,236
	$98,450,919	$0	$0	$98,450,919
Wells Fargo Advantage VT Large Company Growth Fund
Equity Securities
Common Stocks	$68,648,754	$0	$0	$68,648,754
Corporate debt securities	0	742,080	253,432	995,512
Debt securities issued by states in the U.S. and its political subdivisions	0	170,623	0	170,623
Short-term investments	1,064,147	29,814	0	1,093,961
	$69,712,901	$942,517	$253,432	$70,908,850

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage VT Large Company Growth Fund:

Investments in Securities
Balance as of January 1, 2009
Realized gain (loss)	$(99,386)
Change in unrealized appreciation (depreciation)	23,702
Net purchases (sales)	(135,773)
Transfers in and/or out of Level 3	0
Balance as of December 31, 2009	$253,430
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Omega Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - December 31, 2009 (unaudited)

	Evergreen VA Omega Fund	Wells Fargo Advantage VT Large Company Growth Fund	Proforma Adjustments		Wells Fargo Advantage VT Omega Growth Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$89,506,683	$68,648,754			$158,155,437
Collateral received for securities loaned	1,887,136	1,458,318			3,345,454
In affiliates[1]	7,057,100	801,778			7,858,878
Total investments at market value (see cost below)	98,450,919	70,908,850			169,359,769
Cash	0	189,310			189,310
Receivable for Fund shares issued	186,922	188			187,110
Receivable for dividends	79,211	30,272			109,483
Receivable for investments sold	366,492	0			366,492
Receivable for securities lending income	69	0			69
Total assets	99,083,613	71,128,620			170,212,233
Liabilities
Payable for investments purchased	3,122,020	0			3,122,020
Payable for Fund shares redeemed	57,112	99,718			156,830
Payable to investment advisor and affiliates	5,171	39,967			45,138
Payable upon receipt of securities loaned	2,880,103	1,447,235			4,327,338
Distribution plan expenses	921	0			921
Due to other related parties	1,145	0			1,145
Accrued expenses and other liabilities	13,471	35,494			48,965
Total liabilities	6,079,943	1,622,414			7,702,357
Total net assets	$93,003,670	$69,506,206			$162,509,876
NET ASSETS CONSIST OF
Paid-in capital	$95,238,101	$91,144,582			$186,382,683
Undistributed net investment income	536,244	317,088			853,332
Undistributed net realized loss on investments	(17,094,626)	(30,835,749)			(47,930,375)
Net unrealized appreciation of investments	14,323,951	8,856,582			23,180,533
Net unrealized appreciation (depreciation) of collateral received for securities loaned	0	23,703			23,703
Total net assets	$93,003,670	$69,506,206			$162,509,876
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[2]
Net assets – Class 1	$59,807,276				$59,807,276
Shares outstanding – Class 1	2,929,251				2,929,251
Net asset value and offering price per share – Class 1	$20.42				$20.42
Net assets – Class 2*	$33,196,394	$69,506,206			$102,702,600
Shares outstanding – Class 2*	1,644,072	7,749,030	(4,306,684)	A	5,086,418
Net asset value and offering price per share – Class 2*	$20.19	$8.97			$20.19
Investments, at cost	$84,126,968	$62,028,566			$146,155,534
Securities on loan, at market value	$2,798,720	1,453,236			$4,251,956
1	A portion represents collateral received for securities loaned for Evergreen VA Omega Fund
2	Each Fund has an unlimited number of authorized shares.
*	Existing shares of Wells Fargo Advantage VT Large Company Growth Fund are renamed Class 2 as a result of the Reorganization.
A -	Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Omega Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended December 31, 2009 (unaudited)

	Evergreen VA Omega Fund	Wells Fargo Advantage VT Large Company Growth Fund	Proforma Adjustments		Wells Fargo Advantage VT Omega Growth Fund Pro Forma
Investment income
Dividends (1)	$900,536	$865,037			$1,765,573
Income from affiliated securities	2,365	2,605			4,970
Securities lending income, net	222,524	31,076			253,600
Total investment income	1,125,425	898,718			2,024,143
Expenses
Advisory fees	360,490	319,876	16,976	A	697,342
Administration fees
Fund level	69,325	93,055	(98,985)	B	63,395
Class 1			34,949	C	34,949
Class 2			66,482	C	66,482
Custody fees		10,866	(8,330)	B	2,536
Accounting fees	20,223	20,842	(36,310)	B	4,755
Distribution fees	63,498	145,398			208,896
Professional fees	31,249	43,572	(17,356)	D	57,465
Transfer agent fees	517		(517)	E
Shareholder reports	35,769	48,888	(21,164)	D	63,493
Trustees’ fees	4,382	10,578	(8,894)	D	6,066
Interest expense	179				179
Other fees and expenses	1,691	4,605	(1,193)	D	5,103
Total expenses	587,323	697,680	(74,342)		1,210,661
Less
Expense reductions	(18)				(18)
Waived fees and/or reimbursed expenses		(116,082)	65,419	F	(50,663)
Net expenses	587,305	581,598	(8,923)		1,159,980
Net investment income	538,120	317,120	8,923		864,163
Net realized gain (loss) from
Unaffiliated securities	(3,290,873)	(1,905,521)			(5,196,394)
Collateral received for securities loaned	0	(99,386)			(99,386)
Net realized gain (loss) from investments	(3,290,873)	(2,004,907)			(5,295,780)
Net change in unrealized appreciation (depreciation) of
Unaffiliated securities	28,130,011	23,127,247			51,257,258
Collateral received for securities loaned	0	106,078			106,078
Net change in unrealized appreciation (depreciation) of investments	28,130,011	23,233,325			51,363,336
Net realized and unrealized gain (loss) on investments	24,839,138	21,228,418			46,067,556
Net increase in net assets resulting from operations	$25,377,258	$21,545,538	8,923		$46,931,719
(1) Net of foreign withholding taxes on dividends	$13,314	$6,288			$19,602
A	Reflects an increase based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
F	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

B	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.

Wells Fargo Advantage VT Omega Growth Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage VT Large Company Growth Fund (“Wells Fargo VT Large Company Growth Fund”), Evergreen VA Omega Fund and Wells Fargo Advantage VT Omega Growth Fund (“Wells Fargo VT Omega Growth Fund”) (each, a “Fund”) at December 31, 2009, and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of each of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund. The Reorganizations provide for the acquisition of all the assets and all the liabilities of each of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund by Wells Fargo VT Omega Growth Fund, in a tax-free exchange for shares of Wells Fargo VT Omega Growth Fund at net asset value. As a result of the Reorganization, existing shares of Wells Fargo VT Large Company Growth Fund would become shareholders of Class 2 of Wells Fargo VT Omega Growth Fund and Class 1 and Class 2 shareholders of Evergreen VA Omega Fund would become shareholders of Class 1 and Class 2, respectively, of Wells Fargo VT Omega Growth Fund.

The Reorganizations will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of each of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 7 – Pro Forma Operating Expenses.

Following the Reorganizations, Evergreen VA Omega Fund will be the accounting and performance survivor. Evergreen VA Omega Fund will be the accounting and performance survivor for each Fund that approves the Reorganization; however, the Reorganization of each of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund will proceed individually once each receives shareholder approval and is not dependent on the other Fund’s shareholder approval.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo VT Omega Fund. As of December 31, 2009, securities held by Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo VT Omega Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	REPURCHASE AGREEMENTS

Repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

4.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government securities is remarked to 102% of the loaned securities’ market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given cash collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund’s investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

5.	FEDERAL TAXES

Each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganizations are consummated, the combined Wells Fargo VT Omega Growth Fund would seek to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund will make any required income or capital gain distributions prior to consummation of the Reorganizations, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

6.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo VT Omega Growth Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of each fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo VT Omega Growth Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo VT Omega Growth Fund Pre-Reorganization (a)	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class 1	0	2,929,251	2,929,251
Class 2	0	5,086,418	5,086,418
(a)	Wells Fargo VT Omega Fund did not exist prior to the Reorganization.
7.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of each of Wells Fargo VT Large Company Growth Fund and Evergreen VA Omega Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates and any new contract rates applicable to the surviving fund. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Evergreen VA Omega Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

8.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage VT C&B Large Cap Value Fund to Wells Fargo Advantage VT Equity Income Fund, in exchange for shares of Wells Fargo Advantage VT Intrinsic Value Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the merger takes place.

Wells Fargo Advantage VT Intrinsic Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – December 31, 2009 (unaudited)

			Wells Fargo Advantage VT C&B Large Cap Value Fund		Wells Fargo Advantage VT Equity Income Fund		Wells Fargo Advantage VT Intrinsic Value Fund Pro Forma
			Shares	Value	Shares	Value	Shares	Value
Common Stocks: 98.08%
Apparel & Accessory Stores: 0.51%
Kohl's Corporation †			6,563	$353,943	0	$0	6,563	$353,943
Apparel & Other Finished Products Made From Fabrics & Similar Materials: 1.15%
VF Corporation			3,250	238,030	7,625	558,455	10,875	796,485
Basic Materials: 0.49%
International Flavors & Fragrances Incorporated			8,184	336,690	0	0	8,184	336,690
Biotechnology: 0.38%
Amgen Incorporated †			0	0	4,625	261,636	4,625	261,636
Building Construction-General Contractors & Operative Builders: 0.37%
NVR Incorporated †			356	253,013	0	0	356	253,013
Building Materials, Hardware, Garden Supply & Mobile Home Dealers: 0.87%
Home Depot Incorporated			0	0	20,775	601,021	20,775	601,021
Business Services: 2.79%
Fiserv Incorporated †			4,840	234,643	0	0	4,840	234,643
Manpower Incorporated			2,810	153,370	0	0	2,810	153,370
Omnicom Group Incorporated			12,990	508,559	0	0	12,990	508,559
Oracle Corporation			0	0	27,825	682,826	27,825	682,826
Symantec Corporation † «			0	0	19,550	349,750	19,550	349,750
				896,572		1,032,576		1,929,148
Chemicals: 2.49%
Air Products & Chemicals Incorporated			0	0	10,660	864,100	10,660	864,100
E.I. du Pont de Nemours & Company			0	0	25,400	855,218	25,400	855,218
						1,719,318		1,719,318
Communications: 4.44%
AOL Incorporated †			0	0	1,079	25,119	1,079	25,119
AT&T Incorporated			0	0	59,720	1,673,952	59,720	1,673,952
Time Warner Cable Incorporated			0	0	2,580	106,786	2,580	106,786
Verizon Communications Incorporated			0	0	38,224	1,266,361	38,224	1,266,361
				0		3,072,218		3,072,218
Cosmetics, Personal Care: 2.03%
Avon Products Incorporated			6,570	206,955			6,570	206,955
Colgate-Palmolive Company			5,830	478,935	2,975	244,396	8,805	723,331
Procter & Gamble Company			0	0	7,790	472,308	7,790	472,308
				685,890		716,704		1,402,594

Depository Institutions: 12.40%
Bank of America Corporation			17,456	262,887	97,503	1,468,395	114,959	1,731,282
Bank of New York Mellon Corporation			0	0	49,601	1,387,340	49,601	1,387,340
Citigroup Incorporated			0	0	49,390	163,481	49,390	163,481
JPMorgan Chase & Company			6,015	250,645	59,495	2,479,157	65,510	2,729,802
State Street Corporation			11,660	507,676	14,625	636,773	26,285	1,144,449
US Bancorp			0	0	63,025	1,418,693	63,025	1,418,693
				1,021,208		7,553,839		8,575,047
Eating & Drinking Places: 1.84%
Darden Restaurants Incorporated			7,610	266,883	0	0	7,610	266,883
McDonald's Corporation			5,331	332,868	10,775	672,791	16,106	1,005,659
				599,751		672,791		1,272,542
Electric, Gas & Sanitary Services: 5.04%
Dominion Resources Incorporated			0	0	17,140	667,089	17,140	667,089
FirstEnergy Corporation			0	0	6,097	283,206	6,097	283,206
FPL Group Incorporated			0	0	27,350	1,444,627	27,350	1,444,627
PG&E Corporation			0	0	3,800	169,670	3,800	169,670
Public Service Enterprise Group Incorporated			0	0	18,810	625,433	18,810	625,433
Republic Services Incorporated			10,450	295,840	0	0	10,450	295,840
				295,840		3,190,025		3,485,865
Electronic & Other Electrical Equipment & Components, Except Computer Equipment: 5.82%
Cisco Systems Incorporated †			0	0	24,350	582,939	24,350	582,939
Emerson Electric Company			0	0	22,015	937,839	22,015	937,839
Flextronics International Limited †			39,750	290,573	0	0	39,750	290,573
General Electric Company			16,820	254,487	74,180	1,122,343	91,000	1,376,830
Hubbell Incorporated Class B			1,580	74,734	0	0	1,580	74,734
Molex Incorporated Class A			12,120	231,856	0	0	12,120	231,856
Nokia Oyj ADR			0	0	21,725	279,166	21,725	279,166
Tyco Electronics Limited			10,262	251,932	0	0	10,262	251,932
				1,103,582		2,922,287		4,025,869
Electronic Computers: 2.96%
Hewlett-Packard Company			0	0	22,790	1,173,913	22,790	1,173,913
International Business Machines Corporation			0	0	6,660	871,794	6,660	871,794
				0		2,045,707		2,045,707
Fabricated Metal Products, Except Machinery & Transportation Equipment: 0.45%
Illinois Tool Works Incorporated			6,560	314,814	0	0	6,560	314,814
Food: 0.60%
Sysco Corporation			0	0	14,915	416,725	14,915	416,725
Food & Kindred Products: 2.45%
Diageo plc ADR			5,070	351,909	0	0	5,070	351,909
McCormick & Company Incorporated			0	0	9,900	357,687	9,900	357,687
PepsiCo Incorporated			0	0	16,140	981,312	16,140	981,312
				351,909		1,338,999		1,690,908
General Merchandise Stores: 2.07%
Target Corporation			0	0	29,640	1,433,687	29,640	1,433,687
Health Services: 0.37%
Cardinal Health Incorporated			7,990	257,598	0	0	7,990	257,598
Holding & Other Investment Offices: 0.34%
Berkshire Hathaway Incorporated Class B †			71	233,306	0	0	71	233,306
Household Products, Ware: 1.30%
Avery Dennison Corporation			8,030	293,015	0	-	8,030	293,015
Fortune Brands Incorporated			0	0	9,920	428,544	9,920	428,544
Henkel KGaA ADR			4,050	180,428	0	0	4,050	180,428
				473,443		428,544		901,987
Industrial & Commercial Machinery & Computer Equipment: 4.00%
3M Company			0	0	11,584	957,649	11,584	957,649
Diebold Incorporated			6,830	194,314	0	0	6,830	194,314
Dover Corporation			8,580	357,014	0	0	8,580	357,014
Eaton Corporation			4,610	293,288	0	0	4,610	293,288
Intel Corporation			0	0	33,565	684,726	33,565	684,726
Pitney Bowes Incorporated			12,320	280,403	0	0	12,320	280,403
				1,125,019		1,642,375		2,767,394
Insurance Carriers: 5.74%
Allstate Corporation			6,630	199,165	0	0	6,630	199,165
Axis Capital Holdings Limited			3,920	111,367	0	0	3,920	111,367
Chubb Corporation			4,510	221,802	0	0	4,510	221,802
MetLife Incorporated			0	0	30,125	1,064,919	30,125	1,064,919
Prudential Financial Incorporated			0	0	13,100	651,856	13,100	651,856
The Travelers Companies Incorporated			0	0	28,275	1,409,792	28,275	1,409,792
Willis Group Holdings Limited			11,760	310,229	0	0	11,760	310,229
				842,563		3,126,567		3,969,130
Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods: 2.02%
Becton Dickinson & Company			1,740	137,216	6,740	531,516	8,480	668,732
Boston Scientific Corporation †			26,870	241,830	0	0	26,870	241,830
Quest Diagnostics Incorporated			8,080	487,870	0	0	8,080	487,870
				866,916		531,516		1,398,432
Medical Equipment & Supplies: 1.00%
Medtronic Incorporated			0	0	15,700	690,486	15,700	690,486
Medical Products: 0.19%
Baxter International Incorporated			2,200	129,096	0	0	2,200	129,096
Miscellaneous Manufacturing Industries: 0.27%
Tyco International Limited			5,140	183,395	0	0	5,140	183,395
Miscellaneous Retail: 1.86%
Costco Wholesale Corporation			0	0	8,600	508,862	8,600	508,862
CVS Caremark Corporation			0	0	24,225	780,287	24,225	780,287
				0		1,289,149		1,289,149
Motion Pictures: 1.18%
Time Warner Incorporated			0	0	11,774	343,094	11,774	343,094
Walt Disney Company			0	0	14,700	474,075	14,700	474,075
				0		817,169		817,169
Motor Freight Transportation & Warehousing: 0.40%
United Parcel Service Incorporated Class B			4,850	278,245	0	0	4,850	278,245
Non-Depository Credit Institutions: 2.41%
American Express Company			12,740	516,225	18,870	764,612	31,610	1,280,837
Capital One Financial Corporation			0	0	10,150	389,151	10,150	389,151
				516,225		1,153,763		1,669,988
Oil & Gas Extraction: 1.44%
Apache Corporation			0	0	2,000	206,340	2,000	206,340
Chesapeake Energy Corporation			0	0	23,075	597,181	23,075	597,181
Occidental Petroleum Corporation			0	0	2,350	191,173	2,350	191,173
				0		994,694		994,694
Oil & Oil Services: 1.42%
Halliburton Company			0	0	32,675	983,191	32,675	983,191
Petroleum Refining & Related Industries: 11.93%
Chevron Corporation			3,000	230,970	31,100	2,394,389	34,100	2,625,359
ConocoPhillips			0	0	35,000	1,787,450	35,000	1,787,450
Exxon Mobil Corporation			7,380	503,242	36,489	2,488,185	43,869	2,991,427
Marathon Oil Corporation			0	0	27,175	848,404	27,175	848,404
				734,212		7,518,428		8,252,640
Pharmaceuticals: 5.88%
Abbott Laboratories			0	0	17,900	966,421	17,900	966,421
Bristol-Myers Squibb Company			0	0	26,650	672,913	26,650	672,913
Johnson & Johnson			6,660	428,971	10,865	699,810	17,525	1,128,781
Merck & Company Incorporated			0	0	15,363	561,364	15,363	561,364
Pfizer Incorporated			0	0	40,480	736,331	40,480	736,331
				428,971		3,636,839		4,065,810
Retail: 0.23%
Best Buy Company Incorporated			0	0	4,100	161,786	4,100	161,786
Security & Commodity Brokers, Dealers, Exchanges & Services: 0.95%
Ameriprise Financial Incorporated			0	0	16,834	653,496	16,834	653,496
Software: 1.12%
Microsoft Corporation			10,430	318,011	15,050	458,875	25,480	776,886
Telecommunications: 0.57%
Vodafone Group plc ADR «			17,042	393,500	0	0	17,042	393,500
Transportation Equipment: 3.36%
Honeywell International Incorporated			0	0	27,433	1,075,374	27,433	1,075,374
United Technologies Corporation			0	0	18,000	1,249,380	18,000	1,249,380
				0		2,324,754		2,324,754
Travel & Recreation: 0.48%
Carnival Corporation			10,520	333,373	0	0	10,520	333,373
Wholesale Trade-Durable Goods: 0.47%
Kimberly-Clark Corporation			5,090	324,284	0	0	5,090	324,284
Total Common Stocks (Cost $14,642,713, $55,207,991 and $69,850,704 respectively)				13,889,399		53,947,620		67,837,019
Preferred Stocks: 0.43%
Henkel KGaA ADR (Chemicals & Allied Products) (Cost $257,980, $0 and $257,980 respectively)	0.68%		5,680	294,224	0	0	5,680	294,224
Total Preferred Stocks (Cost: $257,980, $0 and $257,980 respectively)				294,224		0		294,224
Collateral for Securities Lending: 0.43%
Collateral Invested in Money Market Funds: 0.08%
AIM STIT-Liquid Assets Portfolio (u)	0.18		2,165	2,165	11,678	11,678	13,843	13,843
BlackRock Liquidity Funds TempFund Portfolio (u)	0.12		2,165	2,165	11,678	11,678	13,843	13,843
DWS Money Market Series Institutional (u)	0.13		2,165	2,165	11,678	11,678	13,843	13,843
JPMorgan Prime Money Market Fund (u)	0.14		2,165	2,165	11,679	11,679	13,844	13,844
				8,660		46,713		55,373

Collateral Invested in Other Assets: 0.35%	Interest Rate	Maturity Date	Amount	Value	Amount	Value	Amount	Value
Antalis US Funding Corporation ††(p)	0.22%	01/13/2010	$ 281	281	$1,517	1,516	$1,798	1,797
Antalis US Funding Corporation ††(p)	0.28	01/07/2010	281	281	1,517	1,517	1,798	1,798
Antalis US Funding Corporation ††(p)	0.29	01/29/2010	281	281	1,517	1,516	1,798	1,797
Atlantic Asset Securitization Corporation ††(p)	0.19	01/15/2010	843	843	4,550	4,549	5,393	5,392
Banco Santander SA (Madrid)	0.08	01/04/2010	745	745	4,019	4,019	4,764	4,764
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $562, $3,033 and $3,595, respectivcely)	0.01	01/04/2010	562	562	3,033	3,033	3,595	3,595
Bank of Ireland	0.05	01/04/2010	745	745	4,019	4,019	4,764	4,764
BNP Paribas (Paris)	0.11	01/04/2010	745	745	4,019	4,019	4,764	4,764
Calcasieu Parish LA ±§	0.37	12/01/2027	112	112	607	607	719	719
California Statewide Communities Development Authority ±§	0.32	06/01/2028	155	155	834	834	989	989
Calyon (New York)	0.18	01/08/2010	872	872	4,701	4,701	5,573	5,573
Colorado Housing & Finance Authority ±§	0.28	10/01/2038	74	74	402	402	476	476
Commerzbank AG (Grand Cayman)	0.00	01/04/2010	815	815	4,398	4,398	5,213	5,213
Cook County IL ±§	0.40	11/01/2030	225	225	1,213	1,213	1,438	1,438
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $211, $1,137 and $1,348, respectively)	0.01	01/04/2010	211	211	1,137	1,137	1,348	1,348
Danske Bank A/S Copenhagen	0.12	01/04/2010	745	745	4,019	4,019	4,764	4,764
Denver CO City & County School District ±§	0.35	12/15/2037	506	506	2,730	2,730	3,236	3,236
ENI Finance USA Incorporated ††	0.19	02/04/2010	787	787	4,246	4,246	5,033	5,033
Fortis Bank NV SA	0.19	01/19/2010	843	843	4,550	4,550	5,393	5,393
GDF Suez ††	0.19	01/12/2010	197	197	1,062	1,062	1,259	1,259
GDF Suez ††	0.20	02/03/2010	703	703	3,791	3,791	4,494	4,494
Gotham Funding Corporation ††(p)	0.18	01/11/2010	422	422	2,275	2,275	2,697	2,697
Gotham Funding Corporation ††(p)	0.19	01/05/2010	424	424	2,288	2,288	2,712	2,712
Govco Incorporated ††(p)	0.19	01/12/2010	843	843	4,550	4,549	5,393	5,392
Gryphon Funding Limited (a)(i)	0.00	08/05/2010	18,611	7,180	24,256	9,358	42,867	16,538
Gulf Coast Waste Disposal Authority ±§	0.23	05/01/2023	394	394	2,123	2,123	2,517	2,517
Gulf Coast Waste Disposal Authority ±§	0.23	07/01/2034	285	285	1,539	1,539	1,824	1,824
Henrico County VA Economic Development Authority ±§	0.27	11/01/2042	46	46	250	250	296	296
Houston TX Utility System ±§	0.25	05/15/2034	422	422	2,275	2,275	2,697	2,697
Illinois Educational Facilities Authority Revenues ±§	0.28	07/01/2029	141	141	758	758	899	899
Indiana Municipal Power Agency ±§	0.28	01/01/2018	56	56	303	303	359	359
ING USA Funding LLC	0.20	01/04/2010	82	82	440	440	522	522
JPMorgan Chase Repurchase Agreement - 102% Collateralized by US Treasury Securities (Maturity Value $211, $1,137 and $1,348, respectively)	0.01	01/04/2010	211	211	1,137	1,137	1,348	1,348
Kansas City MO Special Obligation ±§	0.28	04/15/2025	84	84	455	455	539	539
Koch Resources LLC ††	0.19	01/25/2010	843	843	4,550	4,549	5,393	5,392
Liberty Street Funding Corporation ††(p)	0.18	01/08/2010	703	703	3,791	3,791	4,494	4,494
Lloyds TSB Bank plc	0.18	01/08/2010	703	703	3,791	3,791	4,494	4,494
LMA Americas LLC ††(p)	0.19	01/16/2010	281	281	1,517	1,516	1,798	1,797
Massachusetts HEFA ±§	0.22	10/01/2034	929	929	5,012	5,012	5,941	5,941
Matchpoint Master Trust ††(p)	0.19	01/05/2010	139	139	751	751	890	890
Matchpoint Master Trust ††(p)	0.20	01/27/2010	703	703	3,791	3,791	4,494	4,494
Montgomery County TN Public Building ±§	0.27	02/01/2036	101	101	546	546	647	647
New Jersey State Turnpike Authority ±§	0.28	01/01/2018	56	56	303	303	359	359
New York State Dormitory Authority ±§	0.25	07/01/2034	659	659	3,556	3,556	4,215	4,215
Newport Beach California Revenue ±§	0.22	12/01/2040	489	489	2,639	2,639	3,128	3,128
Nieuw Amsterdam Receivables Corporation ††(p)	0.20	01/12/2010	513	513	2,768	2,768	3,281	3,281
Nieuw Amsterdam Receivables Corporation ††(p)	0.21	01/11/2010	225	225	1,213	1,213	1,438	1,438
North Dakota Housing Finance Agency ±§	0.29	01/01/2034	179	179	965	965	1,144	1,144
Regency Markets #1 LLC ††(p)	0.20	01/07/2010	605	605	3,262	3,262	3,867	3,867
Regency Markets #1 LLC ††(p)	0.20	01/20/2010	254	254	1,368	1,368	1,622	1,622
Salisbury Receivables Company ††(p)	0.19	01/19/2010	703	703	3,791	3,791	4,494	4,494
San Antonio TX Education Facilities Corporation ±§	0.18	12/01/2028	379	379	2,047	2,047	2,426	2,426
Sanpaolo IMI US Financial Company	0.19	01/19/2010	888	888	4,792	4,792	5,680	5,680
Scaldis Capital Limited ††(p)	0.24	01/06/2010	590	590	3,185	3,185	3,775	3,775
Societe Generale Bannon LLC	0.18	01/11/2010	872	872	4,701	4,701	5,573	5,573
Starbird Funding Corporation ††(p)	0.19	01/06/2010	843	843	4,550	4,550	5,393	5,393
Sumitomo Trust & Banking Company	0.22	01/05/2010	843	843	4,550	4,550	5,393	5,393
Tasman Funding Incorporated ††(p)	0.24	01/05/2010	222	222	1,198	1,198	1,420	1,420
Thames Asset Global Securitization #1 Incorporated ††(p)	0.18	01/15/2010	647	647	3,488	3,488	4,135	4,135
Ticonderoga Master Funding Limited ††(p)	0.18	01/07/2010	675	675	3,640	3,640	4,315	4,315
Tulsa County OK Industrial Authority Revenue ±§	0.25	07/01/2032	253	253	1,365	1,365	1,618	1,618
UniCredito Italiano (New York)	0.25	01/04/2010	843	843	4,550	4,548	5,393	5,391
Vermont State Student Assistance Corporation ±§	0.30	12/15/2040	84	84	455	455	539	539
VFNC Corporation ††±(a)(i)	0.45	09/30/2010	23,601	12,036	30,760	15,687	54,361	27,723
Victory Receivables Corporation ††(p)	0.19	01/08/2010	703	703	3,791	3,791	4,494	4,494
Victory Receivables Corporation ††(p)	0.20	01/13/2010	197	197	1,062	1,062	1,259	1,259
Yorktown Capital LLC ††(p)	0.19	02/03/2010	843	847	4,550	4,549	5,393	5,396
				50,325		192,848		243,173
Total Collateral for Securities Lending (Cost $57,188, $237,219 and $294,407 respectively)				58,985		239,561		298,546

Short-Term Investments: 1.39%			Shares	Value	Shares	Value	Shares	Value
Mutual Funds: 1.39%
Wells Fargo Advantage Money Market Trust (u)~‡	0.10		494,726	494,726	469,751	469,751	964,477	964,477
Total Short-Term Investments (Cost $494,726, $469,751 and $964,477 respectively)				494,726		469,751		964,477
Total Investments in Securities (Cost $15,452,607, $55,914,961 and $71,367,568, respectively) 100.33%				14,737,334		54,656,932		69,394,266
Other Assets and Liabilities, Net (0.33%)				(11,623)		(215,848)		(227,471)
Total Net Assets 100.0%				$14,725,711		$54,441,084		$69,166,795
†	Non-income earning securities.
«	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
††	Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
~	The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Funds do not pay an investment advisory fee for such investments.
‡	Short-term security of an affiliate.

Summary of Abbreviations
ADR	American Depository Receipts

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wells Fargo Advantage VT C&B Large Cap Fund
Equity Securities
Common Stocks	$13,889,399	$0	$0	$13,889,399
Preferred Stocks	294,224	0	0	294,224
Corporate debt securities	0	24,496	19,216	43,712
Debt securities issued by states in the U.S. and its political subdivisions	0	5,629	0	5,629
Short-term investments	503,386	984	0	504,370
	$14,687,009	$31,109	$19,216	$14,737,334
Wells Fargo Advantage VT Equity Income Fund
Equity Securities
Common Stocks	$53,947,620	$0	$0	$53,947,620
Corporate debt securities	0	132,119	25,045	157,164
Debt securities issued by states in the U.S. and its political subdivisions	0	30,377	0	30,377
Short-term investments	516,464	5,307	0	521,771
	$54,464,084	$167,803	$25,045	$54,656,932

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage VT C&B Large Cap Fund:

Investments in Securities
Balance as of January 1, 2009
Realized gain (loss)	$0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of December 31, 2009	$19,216
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage VT Equity Income Fund:

Investments in Securities
Balance as of January 1, 2009
Realized gain (loss)	$0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of December 31, 2009	$25,045
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Intrinsic Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (unaudited)

	Wells Fargo Advantage VT CB Large Cap Value Fund	Wells Fargo Advantage VT Equity Income Fund	Proforma Adjustments		Wells Fargo Advantage VT Intrinsic Value Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$14,183,623	$53,947,620			$68,131,243
Collateral received for securities loaned	58,985	239,561			298,546
In affiliates	494,726	469,751			964,477
Total investments at market value (see cost below)	14,737,334	54,656,932			69,394,266
Cash	50,146	50,982			101,128
Receivable for Fund shares issued	1,013	25,735			26,748
Receivables for dividends and interest	33,385	57,808			91,193
Total assets	14,821,878	54,791,457			69,613,335
Liabilities
Payable for Fund shares redeemed	4,425	45,821			50,246
Payable upon receipt of securities loaned	58,145	238,466			296,611
Payable to investment advisor and affiliates	4,297	42,157			46,454
Accrued expenses and other liabilities	29,300	23,929			53,229
Total liabilities	96,167	350,373			446,540
Total net assets	$14,725,711	$54,441,084			$69,166,795
NET ASSETS CONSIST OF
Paid-in capital	$20,748,545	$59,751,775			$80,500,320
Undistributed net investment income	9,051	5,009			14,060
Undistributed net realized loss on investments	(5,316,612)	(4,057,671)			(9,374,283)
Net unrealized depreciation of investments	(717,070)	(1,260,371)			(1,977,441)
Net unrealized appreciation of collateral received for securities loaned	1,797	2,342			4,139
Total net assets	$14,725,711	$54,441,084			$69,166,795
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class 2*	$14,725,711	$54,441,084			$69,166,795
Shares outstanding – Class 2*	1,653,253	4,812,252	(351,592)	A	6,113,913
Net asset value and offering price per share – Class 2*	$8.91	$11.31			$11.31
Investments, at cost	$15,452,607	$55,914,961			$71,367,568
Securities on loan, at market value	$57,725	$235,397			$293,122
[1]	Each Fund has an unlimited number of authorized shares.
*	Existing shares of both target funds are renamed and issued Class 2 of the surviving fund as a result of the Reorganization.

A - Reflects the impact of converting shares of the targets fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Intrinsic Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months Ended December 31, 2009 (unaudited)

	Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Advantage VT Equity Income Fund	Proforma Adjustments		Wells Fargo Advantage VT Intrinsic Value Fund Pro Forma
Investment income
Dividends (1)	$393,470	$1,308,773			$1,702,243
Income from affiliated securities	1,549	3,083			4,632
Securities lending income, net	2,139	35,104			37,243
Total investment income	397,158	1,346,960			1,744,118
Expenses
Advisory fees	85,621	252,806	(1,844)	A	336,583
Administration fees
Fund level	24,908	73,544	(67,854)	B	30,598
Class 2			48,958	C	48,958
Custody fees	3,094	8,811	(10,681)	B	1,224
Accounting fees	18,985	20,274	(36,964)	B	2,295
Distribution fees
Class 2	38,919	114,912			153,831
Professional fees	38,379	39,356	(25,050)	D	52,685
Shareholder reports	29,792	16,203	(11,499)	D	34,496
Trustees' fees	10,578	10,578	(8,317)	D	12,839
Other fees and expenses	3,527	4,403	(717)	D	7,213
Total expenses	253,803	540,887	(113,968)		680,722
Less
Waived fees and/or reimbursed expenses	(98,129)	(81,238)	111,452	E	(67,915)
Net expenses	155,674	459,649	(2,516)		612,807
Net investment income	241,484	887,311	2,516		1,131,311
Net realized gain (loss) from
Unaffiliated securities	(2,804,171)	(257,365)			(3,061,536)
Collateral received for securities loaned	(14,993)	(63,941)			(78,934)
Net realized gain (loss) from investments	(2,819,164)	(321,306)			(3,140,470)
Net change in unrealized appreciation of
Unaffiliated securities	6,097,327	7,544,178			13,641,505
Collateral received for securities loaned	15,474	63,862			79,336
Net change in unrealized appreciation of investments	6,112,801	7,608,040			13,720,841
Net realized and unrealized gain on investments	3,293,637	7,286,734			10,580,371
Net increase in net assets resulting from operations	$3,535,121	$8,174,045	$2,516		$11,711,682
(1) Net of foreign withholding taxes on dividends	$2,421	$1,959			$4,380
A	Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Intrinsic Value Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage VT Equity Income Fund (“Wells Fargo VT Equity Income Fund”), Wells Fargo Advantage VT C&B Large Cap Value (“Wells Fargo VT C&B Large Cap Fund) and Wells Fargo Advantage VT Intrinsic Value Fund (“Wells Fargo VT Intrinsic Value Fund”) (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of each of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund. The Reorganizations provide for the acquisition of all the assets and all the liabilities of each of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund by Wells Fargo VT Intrinsic Value Fund, in a tax-free exchange for shares of Wells Fargo VT Intrinsic Value Fund at net asset value. As a result of the Reorganization, existing shares of Wells Fargo VT Equity Income Fund and Wells Fargo VT C&B Large Cap Fund would become shareholders of Class 2 of Wells Fargo VT Intrinsic Value Fund.

Each Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 7 – Pro Forma Operating Expenses.

Following the Reorganizations, Wells Fargo VT Equity Income Fund will be the accounting and performance survivor. Wells Fargo VT Equity Income Fund will be the accounting and performance survivor for each Fund that approves the Reorganization; however, the Reorganization of each of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund will proceed individually once each receives shareholder approval and is not dependent on the other Fund’s shareholder approval. Following the Reorganization, Wells Fargo VT Equity Income Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo VT Intrinsic Value Fund. As of December 31, 2009, securities held by Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo VT Intrinsic Value Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	REPURCHASE AGREEMENTS

Repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

4.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government securities is remarked to 102% of the loaned securities’ market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given cash collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund’s investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

5.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo VT Intrinsic Value Fund would seek to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

6.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo VT Intrinsic Value Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of each fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo VT Equity Income Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo VT Intrinsic Value Fund Pre-Reorganization (a)	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class 2 (a)	0	6,113,913	6,113,913
(a)	Wells Fargo VT Intrinsic Value Fund did not exist prior to the Reorganization.
7.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo VT C&B Large Cap Fund and Wells Fargo VT Equity Income Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates and any new contract rates applicable to the surviving fund. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo VT C&B Large Cap Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen VA Special Values Fund to Wells Fargo Advantage VT Small/Mid Cap Value Fund, in exchange for shares of Wells Fargo Advantage VT Small/Mid Cap Value Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the merger takes place.

Wells Fargo Advantage VT Small/Mid Cap Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - December 31, 2009 (unaudited)

	Evergreen VA Special Values Fund		Wells Fargo Advantage VT Small/Mid Cap Value Fund		Wells Fargo Advantage VT Small/Mid Cap Value Fund Pro Forma
	Shares	Value	Shares	Value	Shares	Value
Common Stocks 95.29%
Amusement & Recreation Services 0.10%
Century Casinos Incorporated	0	$0	29,280	$78,763	29,280	$78,763
Apparel & Accessory Stores 1.04%
dELiA*s Incorporated	0	0	21,850	40,860	21,850	40,860
Delta Apparel Company †	18,300	195,078	0	0	18,300	195,078
Kenneth Cole Productions Incorporated Class A †	50,900	491,185	0	0	50,900	491,185
Maidenform Brands Incorporated †	7,800	130,182	0	0	7,800	130,182
		816,445		40,860		857,305
Automotive Repair, Services & Parking 1.05%
Modine Manufacturing Company †	68,478	810,780	0	0	68,478	810,780
Standard Parking Corporation	0	0	3,200	50,816	3,200	50,816
		810,780		50,816		861,596
Banking 0.07%
Midsouth Bancorp Incorporated	0	0	1,350	18,765	1,350	18,765
Washington Banking Company	0	0	2,960	35,342	2,960	35,342
		0		54,107		54,107
Basic Materials 0.09%
International Flavors & Fragrances Incorporated	0	0	1,845	75,903	1,845	75,903
Building Construction-General Contractors & Operative Builders 0.88%
Cavco Industries Incorporated †	15,271	548,534	4,065	146,015	19,336	694,549
Palm Harbor Homes Incorporated	0	0	14,249	29,495	14,249	29,495
		548,534		175,510		724,044
Building Materials, Hardware, Garden Supply & Mobile Home Dealers 1.33%
Eagle Materials Incorporated	1,500	39,075	0	0	1,500	39,075
Quanex Building Products Corporation	62,338	1,057,876	0	0	62,338	1,057,876
		1,096,951		0		1,096,951
Business Services 8.36%
3Com Corporation	0	0	32,810	246,075	32,810	246,075
ABM Industries Incorporated	0	0	2,945	60,844	2,945	60,844
ACCO Brands Corporation	134,478	979,000	0	0	134,478	979,000
Clarus Corporation	0	0	6,135	26,074	6,135	26,074
Computer Programs & Systems Incorporated	0	0	1,050	48,353	1,050	48,353
Courier Corporation	27,254	388,369	0	0	27,254	388,369
Healthcare Services Group	0	0	2,502	53,693	2,502	53,693
Heidrick & Struggles International Incorporated	51,067	1,595,333	0	0	51,067	1,595,333
Henry Jack & Associates Incorporated	0	0	1,595	36,876	1,595	36,876
Hill International Incorporated	0	0	40,108	250,274	40,108	250,274
Hillenbrand Incorporated	50,800	957,072	0	0	50,800	957,072
IMS Health Incorporated	0	0	3,255	68,550	3,255	68,550
Interpublic Group of Companies Incorporated †	0	0	7,520	55,498	7,520	55,498
Korn/Ferry International †	27,382	451,803	0	0	27,382	451,803
Tier Technologies Incorporated Class B	0	0	24,775	198,200	24,775	198,200
Viad Corporation	71,809	1,481,420	0	0	71,809	1,481,420
		5,852,997		1,044,437		6,897,434
Chemicals & Allied Products 1.91%
A. Schulman Incorporated	38,190	770,674	0	0	38,190	770,674
American Pacific Corporation † (i)	28,800	223,200	0	0	28,800	223,200
Arch Chemicals Incorporated	9,744	300,895	0	0	9,744	300,895
Innospec Incorporated	9,902	99,911	0	0	9,902	99,911
Kraton Performance Polymers Incorporated	5,300	71,868	0	0	5,300	71,868
Orasure Technologies Incorporated	0	0	20,835	105,842	20,835	105,842
		1,466,548		105,842		1,572,390
Commercial Services 0.36%
GEO Group Incorporated			9,858	215,693	9,858	215,693
SAIC Incorporated	0	0	3,285	62,218	3,285	62,218
Verisk Analytics Incorporated Class A	0	0	600	18,168	600	18,168
		0		296,079		296,079
Communications 1.33%
A. H. Belo Corporation, Ser. A †	68,900	396,864			68,900	396,864
China GrenTech Corporation Limited ADR	0	0	22,380	79,673	22,380	79,673
Cincinnati Bell Incorporated †	0	0	13,390	46,196	13,390	46,196
Entravision Communications Corporation Class A	0	0	27,200	92,480	27,200	92,480
Journal Communications Incorporated, Class A	86,303	335,719	0	0	86,303	335,719
Sandvine Corporation	0	0	67,365	82,913	67,365	82,913
Scripps Networks Interactive Incorporated	0	0	1,560	64,740	1,560	64,740
		732,583		366,002		1,098,585
Construction Special Trade Contractors 0.01%
U.S. Home Systems Incorporated	0	0	4,670	11,862	4,670	11,862
Depository Institutions 12.00%
1st United Bancorp Incorporated	0	0	5,330	38,056	5,330	38,056
American River Holdings	0	0	4,150	32,619	4,150	32,619
Bancorp Incorporated	0	0	4,305	29,532	4,305	29,532
BancorpSouth Incorporated Þ	42,000	985,320	0	0	42,000	985,320
CapitalSource Incorporated	58,400	231,848	0	0	58,400	231,848
Community Bankers Trust Corporation	0	0	10,430	34,002	10,430	34,002
Eagle Bancorp Incorporated †	0	0	620	6,491	620	6,491
East West Bancorp Incorporated	8,900	140,620	0	0	8,900	140,620
F.N.B. Corporation	19,100	129,689	0	0	19,100	129,689
First Citizens Bancshares Incorporated, Class A	19,230	3,153,912	0	0	19,230	3,153,912
First Niagara Financial Group Incorporated	0	0	2,045	28,446	2,045	28,446
First Security Group Incorporated	0	0	12,299	29,272	12,299	29,272
IBERIABANK Corporation	19,600	1,054,676	765	41,165	20,365	1,095,841
NewAlliance Bancshares Incorporated	94,328	1,132,879	0	0	94,328	1,132,879
Old National Bancorp	23,800	295,834	0	0	23,800	295,834
Pacific Premier Bancorp Incorporated	0	0	14,733	49,798	14,733	49,798
Provident New York Bancorp	8,500	71,740	0	0	8,500	71,740
Sterling Bancshares Incorporated	98,800	506,844	0	0	98,800	506,844
SunTrust Banks Incorporated	0	0	1,000	20,290	1,000	20,290
UMB Financial Corporation	45,700	1,798,295	0	0	45,700	1,798,295
Univest Corporation of Pennsylvania	0	0	1,525	26,733	1,525	26,733
Western Union Company	0	0	3,020	56,927	3,020	56,927
		9,501,657		393,331		9,894,988
Eating & Drinking Places 5.80%
Casey’s General Stores Incorporated	43,413	1,385,743	0	0	43,413	1,385,743
Denny’s Corporation †	191,300	418,947	0	0	191,300	418,947
DineEquity Incorporated †	16,545	401,878	0	0	16,545	401,878
Ruby Tuesday Incorporated †	100,015	720,108	0	0	100,015	720,108
Wendy’s/Arby’s Group Incorporated	346,234	1,623,837	0	0	346,234	1,623,837
Winn-Dixie Stores Incorporated †	23,300	233,932	0	0	23,300	233,932
		4,784,445		0		4,784,445
Electric, Gas & Sanitary Services 3.93%
Allete Incorporated	65,876	2,152,828	0	0	65,876	2,152,828
El Paso Corporation †	51,700	1,048,476	3,655	35,929	55,355	1,084,405
		3,201,304		35,929		3,237,233
Electronic & Other Electrical Equipment & Components, Except Computer Equipment 17.61%
ACI Worldwide Incorporated †	10,900	186,935	0	0	10,900	186,935
Adaptec Incorporated †	197,100	660,285	0	0	197,100	660,285
ANADIGICS Incorporated †	25,800	108,876	0	0	25,800	108,876
ATMI Incorporated †	44,900	836,038	0	0	44,900	836,038
Atwood Oceanics Incorporated †	27,540	987,309	0	0	27,540	987,309
AVX Corporation	47,177	597,733	0	0	47,177	597,733
Belden Incorporated	17,619	386,208	0	0	17,619	386,208
Benchmark Electronics Incorporated †	12,600	238,266	0	0	12,600	238,266
Bigband Networks Incorporated	0	0	14,705	50,585	14,705	50,585
Cabot Microelectronics Corporation †	18,500	609,760	0	0	18,500	609,760
Cal Dive International Incorporated †	58,600	443,016	0	0	58,600	443,016
Coherent Incorporated †	10,000	297,300	0	0	10,000	297,300
CommScope Incorporated †	22,100	586,313	0	0	22,100	586,313
DSP Group Incorporated †	64,524	363,270	0	0	64,524	363,270
Electronics for Imaging Incorporated †	18,466	240,243	0	0	18,466	240,243
EMCore Corporation	0	0	20,545	21,983	20,545	21,983
Evans & Sutherland Computer Corporation	0	0	26,313	2,631	26,313	2,631
Exar Corporation †	85,625	608,794	0	0	85,625	608,794
Franklin Electric Company Incorporated	16,100	468,188	0	0	16,100	468,188
Globecomm Systems Incorporated	0	0	9,160	71,631	9,160	71,631
Harris Stratex Networks Incorporated., Class A †	37,500	259,125	0	0	37,500	259,125
Imation Corporation	164,696	1,436,149	0	0	164,696	1,436,149
Integrated Electrical Services Incorporated	0	0	5,010	29,309	5,010	29,309
Lattice Semiconductor Corporation †	300,139	810,375	0	0	300,139	810,375
Micron Technology Incorporated †	0	0	18,210	192,298	18,210	192,298
MRV Communications Incorporated	0	0	106,855	75,867	106,855	75,867
NETGEAR Incorporated †	12,300	266,787	0	0	12,300	266,787
Orbotech Limited †	65,400	612,798	0	0	65,400	612,798
OSI Systems Incorporated	0	0	3,585	97,799	3,585	97,799
Power-One Incorporated	0	0	28,210	122,714	28,210	122,714
Quantum Corporation †	599,872	1,757,625	0	0	599,872	1,757,625
Richardson Electronics Limited	0	0	7,550	44,319	7,550	44,319
Standard Microsystems Corporation †	17,640	366,559	0	0	17,640	366,559
Sycamore Networks Incorporated	4,940	103,295	0	0	4,940	103,295
Technitrol Incorporated	110,000	481,800	0	0	110,000	481,800
Zoran Corporation †	8,500	93,925	0	0	8,500	93,925
		13,806,972		709,136		14,516,108
Engineering 0.04%
ABB Limited ADR	0	0	1,850	35,335	1,850	35,335
Engineering, Accounting, Research Management & Related Services 0.09%
Symyx Technologies Incorporated	0	0	13,875	76,313	13,875	76,313
Entertainment Production 0.09%
Discovery Communications Incorporated Class A	0	0	1,320	35,006	1,320	35,006
Discovery Communications Incorporated Class C	0	0	1,160	35,577	1,160	35,577
		0		70,583		70,583
Financial Services 2.42%
Deerfield Capital Corporation †	19,453	89,484	0	0	19,453	89,484
Investment Technology Group Incorporated †	33,264	655,301	0	0	33,264	655,301
Knight Capital Group Incorporated, Class A †	32,300	497,420	0	0	32,300	497,420
Kohlberg Capital Corporation	55,224	251,821	0	0	55,224	251,821
Virtus Investment Partners Incorporated †	4,275	67,973	0	0	4,275	67,973
Western Liberty Bancorp	0	0	3,875	29,489	3,875	29,489
Westwood Holdings Group Incorporated (i)	11,000	399,740	0	0	11,000	399,740
		1,961,739		29,489		1,991,228
Food & Kindred Products 1.68%
American Italian Pasta Corporation, Class A †	31,300	1,088,927	0	0	31,300	1,088,927
B&G Foods Incorporated, Class A	11,700	107,406	0	0	11,700	107,406
Seneca Foods Corporation, Class A †	7,800	186,186	0	0	7,800	186,186
		1,382,519		0		1,382,519
Furniture & Fixtures 0.51%
Furniture Brands International Incorporated †	77,700	424,242	0	0	77,700	424,242
Health Services 1.19%
AMN Healthcare Services Incorporated †	32,900	298,074	0	0	32,900	298,074
Cambrex Corporation †	60,197	335,899	0	0	60,197	335,899
Concord Medical Services Holding Limited ADR	0	0	50	432	50	432
Cross Country Healthcare Incorporated	0	0	5,888	58,350	5,888	58,350
Ensign Group Incorporated	0	0	5,370	82,537	5,370	82,537
Pharmerica Corporation †	13,000	206,440	0	0	13,000	206,440
		840,413		141,319		981,732
Holding & Other Investment Offices 1.31%
Annaly Capital Management Incorporated	0	0	11,665	202,388	11,665	202,388
Anworth Mortgage Asset Corporation	0	0	19,890	139,230	19,890	139,230
Capstead Mortgage Corporation	0	0	12,515	170,830	12,515	170,830
Hilltop Holdings Incorporated †	0	0	5,625	65,475	5,625	65,475
MFA Mortgage Investments Incorporated	0	0	7,120	52,332	7,120	52,332
Origen Financial Incorporated †	0	0	39,329	57,027	39,329	57,027
Primoris Services Corporation	0	0	15,585	124,212	15,585	124,212
Redwood Trust Incorporated	0	0	2,845	41,139	2,845	41,139
Silver Standard Resources Incorporated	0	0	1,455	31,821	1,455	31,821
Sun Communities Incorporated	0	0	5,215	102,996	5,215	102,996
UMH Properties Incorporated	0	0	10,657	90,371	10,657	90,371
		0		1,077,821		1,077,821
Hotels, Rooming Houses, Camps & Other Lodge Places 0.05%
Empire Resorts Incorporated	0	0	21,450	45,260	21,450	45,260
Industrial & Commercial Machinery & Computer Equipment 6.38%
Actuant Corporation Class A	0	0	2,620	48,549	2,620	48,549
Brocade Communications Systems Incorporated	0	0	11,780	89,881	11,780	89,881
Circor International Incorporated	6,400	161,152	0	0	6,400	161,152
Commercial Vehicle Group Incorporated †	32,100	192,279	0	0	32,100	192,279
Cray Incorporated	0	0	10,510	67,474	10,510	67,474
GenCorp Incorporated †	67,848	474,936	0	0	67,848	474,936
Intermec Incorporated	0	0	11,385	146,411	11,385	146,411
Kadant Incorporated † (i)	58,320	930,787	0	0	58,320	930,787
Kaydon Corporation	0	0	1,400	50,064	1,400	50,064
Mueller Industries Incorporated	121,904	3,028,096	0	0	121,904	3,028,096
SimpleTech Incorporated	0	0	2,990	48,857	2,990	48,857
Smith International Incorporated	0	0	875	23,774	875	23,774
		4,787,250		475,010		5,262,260
Insurance Carriers 5.58%
Endurance Specialty Holdings Limited	24,573	914,853	0	0	24,573	914,853
First Acceptance Corporation †	0	0	26,070	50,837	26,070	50,837
Mercury General Corporation	0	0	2,335	91,672	2,335	91,672
Stewart Information Services Corporation	75,680	853,671	0	0	75,680	853,671
Validus Holdings Limited	55,915	1,506,350	0	0	55,915	1,506,350
Willis Group Holdings Limited	44,932	1,185,306	0	0	44,932	1,185,306
		4,460,180		142,509		4,602,689
Investments & Miscellaneous Financial Services 0.12%
Artio Global Investos Incorporated	0	0	1,275	32,500	1,275	32,500
Sandstorm Resources Limited (i)	0	0	119,380	63,922	119,380	63,922
		0		96,422		96,422
Leather & Leather Products 0.03%
Bakers Footwear Group Incorporated	0	0	34,435	25,478	34,435	25,478
Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods 0.43%
Allied Healthcare Products Incorporated †	0	0	31,276	167,639	31,276	167,639
Haemonetics Corporation	0	0	775	42,741	775	42,741
LTX-Credence Corporation	0	0	42,111	74,958	42,111	74,958
Wright Medical Group Incorporated	0	0	2,425	45,954	2,425	45,954
Zoll Medical Corporation	0	0	955	25,518	955	25,518
	0	0		356,810		356,810
Medical Products 0.05%
Stryker Corporation	0	0	810	40,800	810	40,800
Metal Mining 1.56%
Agnico-Eagle Mines Limited	0	0	1,980	106,920	1,980	106,920
Centerra Gold Incorporated	0	0	1,570	16,213	1,570	16,213
Freeport-McMoRan Copper & Gold Incorporated Class B	0	0	395	31,715	395	31,715
Goldcorp Incorporated	0	0	2,550	100,317	2,550	100,317
Minera Andes Incorporated †	0	0	54,965	42,719	54,965	42,719
Newmont Mining Corporation	0	0	3,305	156,360	3,305	156,360
Petaquilla Minerals Limited	0	0	40,130	32,309	40,130	32,309
Randgold Resources Limited ADR	0	0	7,180	568,082	7,180	568,082
Royal Gold Incorporated	0	0	2,365	111,392	2,365	111,392
San Gold Corporation	0	0	19,350	66,564	19,350	66,564
Vista Gold Corporation	0	0	9,285	22,748	9,285	22,748
Yamana Gold Incorporated	0	0	2,855	32,490	2,855	32,490
		0		1,287,829		1,287,829
Miscellaneous Manufacturing Industries 0.32%
ACCO Brands Corporation †	0	0	13,235	96,351	13,235	96,351
Tredegar Corporation	10,600	167,692	0	0	10,600	167,692
		167,692		96,351		264,043
Miscellaneous Retail 2.89%
A.C. Moore Arts & Crafts Incorporated †	24,200	71,148	0	0	24,200	71,148
Christopher & Banks Corporation	34,100	259,842	0	0	34,100	259,842
Genesco Incorporated	41,100	1,128,606	0	0	41,100	1,128,606
HSN Incorporated †	9,940	200,689	0	0	9,940	200,689
Men’s Wearhouse Incorporated	12,000	252,720	0	0	12,000	252,720
Prestige Brands Holdings Incorporated †	49,000	385,140	0	0	49,000	385,140
Zale Corporation †	30,260	82,307	0	0	30,260	82,307
		2,380,452		0		2,380,452
Motor Freight Transportation & Warehousing 0.08%
Horizon Lines Incorporated, Class A	10,900	60,713	0	0	10,900	60,713
YRC Worldwide Incorporated †	0	0	3,830	3,216	3,830	3,216
		60,713		3,216		63,929
Oil & Gas Extraction 4.52%
BioFuel Energy Corporation †	53,206	146,316	0	0	53,206	146,316
Canadian Natural Resources Limited	0	0	2,665	191,747	2,665	191,747
Energy XXI Bermuda Limited	0	0	34,030	78,609	34,030	78,609
EXCO Resources Incorporated	0	0	1,185	25,158	1,185	25,158
Global Industries Limited †	36,300	258,819	24,050	171,477	60,350	430,296
Helix Energy Solutions Group Incorporated	0	0	8,225	96,644	8,225	96,644
Helmerich & Payne Incorporated	0	0	1,690	67,397	1,690	67,397
Key Energy Services Incorporated	0	0	11,630	102,228	11,630	102,228
Mariner Energy Incorporated †	48,446	562,458	0	0	48,446	562,458
McMoRan Exploration Company	0	0	18,977	152,196	18,977	152,196
Newfield Exploration Company	0	0	1,590	76,686	1,590	76,686
Newpark Resources Incorporated	0	0	29,535	124,933	29,535	124,933
Penn West Energy Trust	0	0	3,205	56,408	3,205	56,408
PetroQuest Energy Incorporated	0	0	4,235	25,961	4,235	25,961
Pioneer Natural Resources Company	0	0	1,650	79,481	1,650	79,481
Pride International Incorporated	0	0	1,575	50,258	1,575	50,258
Range Resources Corporation	0	0	3,202	159,620	3,202	159,620
SandRidge Energy Incorporated	0	0	6,180	58,277	6,180	58,277
Seahawk Drilling Incorporated	0	0	115	2,592	115	2,592
Stone Energy Corporation †	13,800	249,090	0	0	13,800	249,090
Trilogy Energy Trust	0	0	16,370	134,454	16,370	134,454
Whiting Petroleum Corporation †	10,240	731,648	0	0	10,240	731,648
Willbros Group Incorporated	0	0	7,430	125,344	7,430	125,344
		1,948,331		1,779,470		3,727,801
Oil Field Services 0.03%
Trico Marine Services Incorporated	0	0	5,885	26,718	5,885	26,718
Paper & Allied Products 3.48%
Clearwater Paper Corporation †	6,049	332,514	0	0	6,049	332,514
Glatfelter	49,103	596,601	0	0	49,103	596,601
Neenah Paper Incorporated	72,285	1,008,376	0	0	72,285	1,008,376
Schweitzer-Mauduit International Incorporated	13,211	929,394	0	0	13,211	929,394
		2,866,885		0		2,866,885
Petroleum Refining & Related Industries 1.46%
InterOil Corporation	0	0	10,135	778,469	10,135	778,469
Marathon Oil Corporation	0	0	2,375	74,148	2,375	74,148
WD-40 Company	8,800	284,768	2,035	65,853	10,835	350,621
		284,768		918,470		1,203,238
Primary Metal Industries 0.04%
Alcoa Incorporated	0	0	1,805	29,097	1,805	29,097
Railroad Transportation 1.31%
Arkansas Best Corporation	36,594	1,076,961	0	0	36,594	1,076,961
Real Estate 0.66%
Chimera Investment Corporation	0	0	110,495	428,721	110,495	428,721
Hatteras Financial Corporation	0	0	4,115	115,055	4,115	115,055
		0		543,776		543,776
Retail-Drug Stores 0.02%
Vitamin Shoppe Incorporated	0	0	720	16,013	720	16,013
Rubber & Miscellaneous Plastics Products 0.13%
Intertape Polymer Group Incorporated †	0	0	37,058	105,334	37,058	105,334
S&L Thrifts Eastern US 0.01%
Northwest Bancshares Incorporated	0	0	600	6,792	600	6,792
Stone, Clay, Glass & Concrete Products 0.25%
Gentex Corporation	0	0	11,495	205,186	11,495	205,186
Theaters & Entertainment 0.10%
Regal Entertainment Group Class A	0	0	5,975	86,279	5,975	86,279
Tobacco Products 0.08%
Universal Corporation	1,500	68,415	0	0	1,500	68,415
Transportation Equipment 0.08%
Orbital Sciences Corporation	0	0	4,350	66,381	4,350	66,381
Wholesale Trade-Durable Goods 2.43%
Blyth Incorporated	39,925	1,346,271	0	0	39,925	1,346,271
Dixie Group Incorporated † (i)	41,400	112,194	0	0	41,400	112,194
Ethan Allen Interiors Incorporated	18,800	252,296	0	0	18,800	252,296
Merge Healthcare Incorporated †	0	0	10,980	36,880	10,980	36,880
Patrick Industries Incorporated †	0	0	7,790	18,930	7,790	18,930
Spectrum Brands Incorporated †	10,500	236,250	0	0	10,500	236,250
		1,947,011		55,810		2,002,821
Total Common Stocks (Cost $75,630,532, $11,361,651 and $86,992,183 respectively)		67,276,787		11,278,448		78,555,235
Investment Companies 0.08%
KBW Regional Banking ETF	0	0	3,137	69,798	3,137	69,798
Total Investment Companies (Cost $0, $71,510 and $71,510, respectively)
Preferred Stocks 0.02%
Center Financial Corporation Series B, 5.00%	0	0	20	20,000	20	20,000
Total Preferred Stocks (Cost $0, $20,000 and $20,000, respectively)
Warrants 0.09%
Primoris Services Corporation, Expiring 10/02/2010 †	0	0	23,364	67,756	23,364	67,756
Sandstorm Resources Limited, Expiring 04/23/2014 †	0	0	45,125	9,924	45,125	9,924
Total Warrants (Cost $0, $48,485 and $48,485, respectively)		0		77,680		77,680
Collateral for Securities Lending 0.76%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q	198,289	198,289	0	0	198,289	198,289
Evergreen Institutional Money Market Fund, Class I, 0.01% ø q	215,471	215,471	0	0	215,471	215,471
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q	211,222	211,222	0	0	211,222	211,222
Total Collateral for Securities Lending (Cost $409,511, $0 and $409,511, respectively)		624,982		0		624,982
Short-Term Investments 4.09%
Mutual Funds 4.09%
Evergreen Institutional Money Market Fund, Class I, 0.01% ø q	3,121,855	3,121,855	0	0	3,121,855	3,121,855
Wells Fargo Advantage Money Market Trust, 0.11% ~ ‡ q	0	0	249,019	249,019	249,019	249,019
Total Short-Term Investments (Cost $3,337,326, $249,019 and $3,586,345 , respectively)		3,121,855		249,019		3,370,874
Total Investments in Securities (Cost $79,377,369, $11,750,665 and $91,128,034 , respectively) 100.33%		71,023,624		11,694,945		82,718,569
Other Assets and Liabilities, Net (0.33%)		(595,854)		322,700		(273,154)
Total Net Assets 100.0%		$70,427,770		$12,017,645		$82,445,415
†	Non-income producing security
(i)	Illiquid security (unaudited).
Þ	All or a portion of this security is on loan.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Evergreen VA Special Values Fund and this holding.
q	Rate shown is the 7-day annualized yield at period end.
~

The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee for such investments.

‡	Short-term security of an affiliate of the Fund with a cost of $249,019.

Summary of Abbreviations

ADR	American Depository Receipts

Fair value measurements of investements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31 ,2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen VA Special Values Fund
Equity Securities
Common stocks	$67,276,787	$0	$0	$67,276,787
Short-term investments	3,746,837	0	0	3,746,837
	$71,023,624	$0	$0	$71,023,624
Wells Fargo Advantage VT Small/Mid Cap Value Fund
Equity Securities
Common stocks	$11,348,246	$0	$0	$11,348,246
Preferred stocks	20,000	0	0	20,000
Warrants	77,680	0	0	77,680
Short-term investments	249,019	0	0	249,019
	$11,694,945	$0	$0	$11,694,945

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small/Mid Cap Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (unaudited)

	Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund	Proforma Adjustments		Wells Fargo Advantage VT Small/Mid Cap Value Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$67,276,787	$11,445,926			$78,722,713
Collateral received for securities loaned	409,511				409,511
In affiliates[1]	3,337,326	249,019			3,586,345
Total investments at market value (see cost below)	71,023,624	11,694,945			82,718,569
Cash		40,601			40,601
Receivable for Fund shares issued		328,345			328,345
Receivables for dividends	64,686	49,347			114,033
Receivable for investments sold	139,469	22,635			162,104
Receivable from investment advisor and affiliates		13,573			13,573
Total assets	71,227,779	12,149,446			83,377,225
Liabilities
Due to custodian for foreign currencies, at value	0	22			22
Payable for investments purchased	90,403	85,964			176,367
Payable for Fund shares redeemed	61,325	15,203			76,528
Payable to investment advisor and affiliates	7,301				7,301
Payable upon receipt of securities loaned	624,982				624,982
Accrued expenses and other liabilities	15,998	30,612			46,610
Total liabilities	800,009	131,801			931,810
Total net assets	$70,427,770	$12,017,645			$82,445,415
NET ASSETS CONSIST OF
Paid-in capital	$89,925,769	$15,005,877			$104,931,646
Undistributed net investment income (loss)	21,486	111,069			132,555
Undistributed net realized gain (loss) on investments	(11,165,740)	(3,043,559)			(14,209,299)
Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in foreign currencies	(8,353,745)	(55,742)			(8,409,487)
Total net assets	$70,427,770	$12,017,645			$82,445,415
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[2]
Net assets – Class 1	$59,223,793				$59,223,793
Shares outstanding – Class 1	5,016,617		2,543,980	A	7,560,597
Net asset value and offering price per share – Class 1	$11.81				$7.83
Net assets – Class 2*	$11,203,977	$12,017,645			$23,221,622
Shares outstanding – Class 2*	951,246	1,534,198	479,072	A	2,964,516
Net asset value and offering price per share – Class 2*	$11.78	$7.83			$7.83
Investments, at cost	$79,377,369	$11,750,665			$91,128,034
Securities on loan, at market value	$586,500	$-			$586,500

[1]	Of this amount, $215,471 represents collateral received for securities loaned for Evergreen VA Special Values Fund.
[2]	Each Fund has an unlimited number of authorized shares.
*	Existing shares of Wells Fargo Advantage VT Small/Mid Cap Value Fund are renamed Class 2 as a result of the Reorganization.

A - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small/Mid Cap Value Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months Ended December 31, 2009 (unaudited)

	Evergreen VA Special Values Fund	Wells Fargo Advantage VT Small/Mid Cap Value Fund	Proforma Adjustments		Wells Fargo Advantage VT Small/Mid Cap Value Fund Pro Forma
Investment income
Dividends (1)	$978,113	$224,686			$1,202,799
Income from affiliated securities	13,559	1,415			14,974
Securities lending income, net	5,077	-			5,077
Total investment income	996,749	226,101			1,222,850
Expenses
Advisory fees	505,503	67,104	(34,543)	A	538,064
Administration fees
Fund level	63,188	14,315	(41,632)	A	35,871
Class 1	-	-	42,158	B	42,158
Class 2	-	-	15,236	B	15,236
Custody fees	-	2,332	(897)	A	1,435
Accounting fees	19,941	18,381	(35,632)	A	2,690
Distribution fees	25,505	22,368			47,873
Transfer agent fees	338	-	(338)	C	-
Professional fees	32,648	48,209	(43,586)	D	37,271
Shareholder reports	32,817	42,647	(18,866)	D	56,598
Trustees’ fees	1,716	12,566	(12,323)	D	1,959
Other fees and expenses	2,211	1,281	(968)	D	2,524
Total expenses	683,867	229,203	(131,391)		781,679
Less
Expense reductions	(17)	-			(17)
Waived fees and/or reimbursed expenses	(26,467)	(127,205)	58,369	E	(95,303)
Net expenses	657,383	101,998	(73,022)		686,359
Net investment income	339,366	124,103	73,022		536,491
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from investments	(4,165,614)	(2,340,447)			(6,506,061)
Net change in unrealized appreciation (depreciation) of investments	20,388,458	6,490,502			26,878,960
Net realized and unrealized gain (loss) on investments	16,222,844	4,150,055			20,372,899
Net increase (decrease) in net assets resulting from operations	$16,562,210	$4,274,158	73,022		$20,909,390
[1] Net of foreign withholding taxes on dividends	$274	$2,651			$2,925
A	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small/Mid Cap Value Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage VT Small/Mid Cap Value Fund (“Wells Fargo VT Small/Mid Cap Value Fund”) and Evergreen VA Special Values Fund (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen VA Special Values Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen VA Special Values Fund by Wells Fargo VT Small/Mid Cap Value Fund, in a tax-free exchange for shares of Wells Fargo VT Small/Mid Cap Value Fund at net asset value. As a result of the Reorganization, Wells Fargo VT Small/Mid Cap Value Fund will be renamed Wells Fargo Advantage VT Small Cap Value Fund and existing shares of Wells Fargo VT Small/Mid Cap Value Fund are renamed Class 2. As a result of the Reorganization, Class 1 and Class 2 shareholders of Evergreen VA Special Values Fund would become shareholders of Class 1 and Class 2, respectively, of Wells Fargo Advantage VT Small Cap Value Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Evergreen VA Special Values Fund and Wells Fargo VT Small/Mid Cap Value Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 6 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo VT Small/Mid Cap Value Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen VA Special Values Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo VT Small/Mid Cap Value Fund. As of December 31, 2009, securities held by Evergreen VA Special Values Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo VT Small/Mid Cap Value Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

3.	SECURITIES LENDING

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government securities is remarked to 102% of the loaned securities’ market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given cash collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund’s investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

4.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo VT Small/Mid Cap Value Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen VA Special Values Fund and Wells Fargo VT Small/Mid Cap Value Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

5.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo VT Small/Mid Cap Value Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen VA Special Values Fund as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo VT Small/Mid Cap Value Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo VT Small/Mid Cap Value Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class 1 (a)	0	7,560,597	7,560,597
Class 2 (b)	1,534,198	1,430,318	2,964,516
(a)	Wells Fargo VT Small/Mid Cap Value Fund did not offer Class 1 before the Reorganization.
(b)	Existing shares of Wells Fargo VT Small/Mid Cap Value Fund were renamed Class 2 as a result of the Reorganization.
6.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Evergreen VA Special Values Fund and Wells Fargo VT Small/Mid Cap Value Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates and any new contract rates applicable to the surviving fund. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo VT Small/Mid Cap Value Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

7.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Evergreen fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including Evergreen VA Special Values Fund.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen VA Growth Fund to Wells Fargo Advantage VT Small Cap Growth Fund, in exchange for shares of Wells Fargo Advantage VT Small Cap Growth Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the merger take place.

Wells Fargo Advantage VT Small Cap Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – December 31, 2009 (unaudited)

			Evergreen VA Growth Fund		Wells Fargo Advantage VT Small Cap Growth Fund		Wells Fargo Advantage VT Small Cap Growth Fund Pro Forma
			Shares	Value	Shares	Value	Shares	Value
COMMON STOCKS 98.28%
Biopharmaceuticals 1.06%
Acorda Therapeutics Incorporated *			$0	$0	$42,600	$1,074,372	$42,600	$1,074,372
OSI Pharmaceuticals Incorporated *			0	0	45,300	1,405,659	45,300	1,405,659
			0	0		2,480,031		2,480,031
Business Services 17.25%
Administaff Incorporated			0	0	46,100	1,087,499	46,100	1,087,499
Capella Education Company *			7,300	549,690	0	0	7,300	549,690
ComScore Incorporated *			25,923	454,949	0	0	25,923	454,949
Constant Contact Incorporated *			19,700	315,200	0	0	19,700	315,200
CyberSource Corporated *			22,000	442,420	68,800	1,383,568	90,800	1,825,988
Equinix Incorporated *			8,478	899,940	0	0	8,478	899,940
Gartner Incorporated *			0	0	249,946	4,509,026	249,946	4,509,026
Global Cash Access Incorporated *			0	0	532,694	3,989,878	532,694	3,989,878
GSI Commerce Incorporated *			8,700	220,893	0	0	8,700	220,893
Lawson Software Incorporated *			0	0	307,245	2,043,179	307,245	2,043,179
LivePerson Incorporated *			67,957	473,660	0	0	67,957	473,660
Marchex Incorporated Class B			0	0	211,739	1,075,634	211,739	1,075,634
Move Incorporated *			0	0	435,417	722,792	435,417	722,792
NIC Incorporated			86,360	789,330	0	0	86,360	789,330
On Assignment Incorporated *			0	0	251,099	1,795,358	251,099	1,795,358
Rackspace Hosting Incorporated *			28,100	585,885	0	0	28,100	585,885
Sapient Corporation *			0	0	293,491	2,427,171	293,491	2,427,171
SkillSoft plc ADR *			0	0	470,530	4,931,154	470,530	4,931,154
Support.com Incorporated *			109,700	289,608	0	0	109,700	289,608
Sykes Enterprises Incorporated *			0	0	180,824	4,605,587	180,824	4,605,587
Synchronoss Technologies Incorporated *			0	0	178,796	2,826,765	178,796	2,826,765
TeleTech Holdings Incorporated *			0	0	66,628	1,334,559	66,628	1,334,559
The Knot Incorporated *			0	0	104,433	1,051,640	104,433	1,051,640
THQ Incorporated *			0	0	188,662	950,856	188,662	950,856
ValueClick Incorporated *			25,000	253,000	0	0	25,000	253,000
Vocus Incorporated *			26,451	476,118	0	0	26,451	476,118
			0	5,750,693		34,734,666		40,485,359
Casino & Gaming 0.66%
WMS Industries Incorporated *			0	0	38,667	1,546,680	38,667	1,546,680
Chemicals & Allied Products 0.50%
Vanda Pharmaceuticals Incorporated *			0	0	103,916	1,168,016	103,916	1,168,016
Children’s and Infants’ Wear Stores 1.08%
Children’s Place Retail Stores Incorporated *			8,600	283,886	0	0	8,600	283,886
DSW Incorporated, Class A *			21,600	559,008	0	0	21,600	559,008
Genesco Incorporated *			13,300	365,218	0	0	13,300	365,218
Hibbett Sports Incorporated * «			23,500	516,765	0	0	23,500	516,765
Lumber Liquidators Incorporated *			15,200	407,360	0	0	15,200	407,360
Stein Mart Incorporated *			37,600	400,816	0	0	37,600	400,816
				2,533,053		0		2,533,053
Commercial Services 2.08%
Live Nation Incorporated *			0	0	359,828	3,062,136	359,828	3,062,136
Wright Express Corporation *			0	0	56,872	1,811,942	56,872	1,811,942
				0		4,874,078		4,874,078
Communications 5.40%
Cbeyond Incorporated « *			41,246	649,624	272,119	4,285,874	313,365	4,934,898
DG FastChannel Incorporated *			15,300	427,329	0	0	15,300	427,329
Leap Wireless International Incorporated *			0	0	80,600	1,414,530	80,600	1,414,530
LodgeNet Entertainment Corporation *			0	0	154,511	854,446	154,511	854,446
PAETEC Holding Corporation *			0	0	451,400	1,873,310	451,400	1,873,310
Plantronics Incorporated			22,400	581,952	0	0	22,400	581,952
SBA Communications Corporation, Class A *			18,500	631,960	0	0	18,500	631,960
Tivo Incorporated *			0	0	251,800	2,563,324	251,800	2,563,324
				2,290,865		10,991,484		13,282,349
Computer Processing and Data Preparation and Processing Services 0.26%
Alliance Data Systems Corporation * «			9,600	620,064	0	0	9,600	620,064
Depository Institutions 1.50%
First Commonwealth Financial Corporation			0	0	133,200	619,380	133,200	619,380
MB Financial Incorporated			0	0	58,900	1,161,508	58,900	1,161,508
Signature Bank *			18,100	577,390	35,952	1,146,869	54,052	1,724,259
				577,390		2,927,757		3,505,147
Drugs, Drug Proprietaries, and Druggists’ Sundries 0.73%
Allscripts-Misys Heathcare Solutions Incorporated *			32,700	661,521	0	0	32,700	661,521
MedAssets Incorporated *			27,900	591,759	0	0	27,900	591,759
Phase Forward Incorporated *			29,100	446,685	0	0	29,100	446,685
				1,699,965		0		1,699,965
Eating & Drinking Places 1.10%
California Pizza Kitchen, Inc. *			26,500	356,425	0	0	26,500	356,425
CKE Restaurants Incorporated			0	0	146,288	1,237,596	146,288	1,237,596
P.F. Chang’s China Bistro Incorporated *			15,300	580,023	0	0	15,300	580,023
Texas Roadhouse Incorporated, Class A *			35,700	400,911	0	0	35,700	400,911
				1,337,359		1,237,596		2,574,955
E-Commerce/Services 2.61%
GSI Commerce Incorporated			0	0	240,368	6,102,944	240,368	6,102,944
Educational Services 2.91%
Bridgepoint Education Incorporated «			0	0	163,384	2,454,028	163,384	2,454,028
Grand Canyon Education Incorporated *			0	0	129,025	2,452,765	129,025	2,452,765
K12 Incorporated *			0	0	93,700	1,899,299	93,700	1,899,299
				0		6,806,092		6,806,092
Electric, Gas & Sanitary Services 0.71%
Clean Harbors Incorporated *			8,500	506,685	7,700	458,997	16,200	965,682
Pike Electric Corporation *			12,524	116,223	0	0	12,524	116,223
Quanta Services Incorporated *			27,500	573,100	0	0	27,500	573,100
				1,196,008		458,997		1,655,005
Electromedical and Electrotherapeutic Apparatus 0.84%
Clarient Incorporated * «			93,200	246,980	0	0	93,200	246,980
Genoptix Incorporated *			16,900	600,457	0	0	16,900	600,457
HMS Holdings Corporation *			7,900	384,651	0	0	7,900	384,651
PSS World Medical Incorporated *			18,100	408,517	0	0	18,100	408,517
Psychiatric Solutions Incorporated *			15,600	329,784	0	0	15,600	329,784
				1,970,389		0		1,970,389
Electronic & Other Electrical Equipment & Components, Except Computer Equipment 6.72%
Acuity Brands Incorporated			0	0	40,200	1,432,728	40,200	1,432,728
Baldor Electric Company			0	0	15,762	442,755	15,762	442,755
Fairchild Semiconductor International Incorporated *			0	0	133,613	1,334,794	133,613	1,334,794
Greatbatch Incorporated *			0	0	65,200	1,253,796	65,200	1,253,796
Information Services Group Incorporated *			0	0	247,308	783,966	247,308	783,966
Microsemi Corporation *			0	0	162,599	2,886,132	162,599	2,886,132
PMC-Sierra Incorporated *			0	0	340,100	2,945,266	340,100	2,945,266
Polypore International Incorporated *			32,407	385,643	115,833	1,378,413	148,240	1,764,056
Solera Holdings Incorporated			0	0	50,549	1,820,269	50,549	1,820,269
Universal Display Corporation « *			0	0	86,169	1,065,049	86,169	1,065,049
				385,643		15,343,168		15,728,811
Electronic Components, NEC 1.53%
Advanced Energy Industries Incorporated *			25,492	384,419	0	0	25,492	384,419
Atheros Communications Incorporated *			2,200	75,328	0	0	2,200	75,328
ATMI, Incorporated *			24,174	450,120	0	0	24,174	450,120
Cavium Networks Incorporated *			23,700	564,771	0	0	23,700	564,771
FormFactor Incorporated *			21,100	459,136	0	0	21,100	459,136
Mellanox Technologies, Limited *			40,700	767,602	0	0	40,700	767,602
NetLogic Microsystems Incorporated *			10,400	481,104	0	0	10,400	481,104
Rubicon Technology Incorporated * «			19,600	398,076	0	0	19,600	398,076
				3,580,556		0		3,580,556
Electronic Parts and Equipment, NEC 0.49%
Barnes Group Incorporated			17,800	300,820	0	0	17,800	300,820
RBC Bearings Incorporated *			19,300	469,569	0	0	19,300	469,569
Titan International Incorporated «			46,200	374,682	0	0	46,200	374,682
				1,145,071		0		1,145,071
Engineering, Accounting, Research Management & Related Services 3.75%
Corporate Executive Board Company			0	0	54,712	1,248,528	54,712	1,248,528
ICF International Incorporated *			0	0	35,945	963,326	35,945	963,326
Luminex Corporation « *			0	0	85,563	1,277,456	85,563	1,277,456
Navigant Consulting Incorporated *			0	0	132,694	1,971,833	132,694	1,971,833
Resources Connection Incorporated *			0	0	156,795	3,327,190	156,795	3,327,190
				0		8,788,333		8,788,333
Environmental Control 0.74%
Calgon Carbon Corporation *			0	0	123,939	1,722,752	123,939	1,722,752
Fabricated Metal Products, Except Machinery & Transportation Equipment 0.66%
Mueller Water Products Incorporated			0	0	296,600	1,542,320	296,600	1,542,320
Financial Institutions 1.13%
Dollar Financial Corporation *			0	0	111,700	2,642,822	111,700	2,642,822
Food & Kindred Products 0.26%
Senomyx Incorporated *			0	0	161,103	607,358	161,103	607,358
Health Services 0.57%
inVentiv Health Incorporated *			0	0	82,455	1,333,297	82,455	1,333,297
Heavy Construction Other Than Building Construction Contracts 0.44%
Great Lakes Dredge & Dock Company			0	0	157,268	1,019,097	157,268	1,019,097
Hotels, Rooming Houses, Camps & Other Lodge Places 0.30%
Great Wolf Resorts Incorporated *			0	0	293,144	694,751	293,144	694,751
Industrial & Commercial Machinery & Computer Equipment 4.93%
Gardner Denver Incorporated			0	0	68,335	2,907,654	68,335	2,907,654
Riverbed Technology Incorporated *			25,300	581,141	52,687	1,210,220	77,987	1,791,361
Scientific Games Corporation Class A *			0	0	297,579	4,329,774	297,579	4,329,774
The Middleby Corporation *			0	0	30,699	1,504,865	30,699	1,504,865
Timken Company			0	0	42,500	1,007,675	42,500	1,007,675
			25,300	581,141		10,960,188		11,541,329
Insurance Carriers 1.83%
AMERIGROUP Corporation *			0	0	50,139	1,351,747	50,139	1,351,747
Tower Group Incorporated			0	0	125,300	2,933,273	125,300	2,933,273
			0	0		4,285,020		4,285,020
Jewelry Stores 0.23%
Blue Nile Incorporated *			8,646	547,551	0	0	8,646	547,551
Legal Services 0.71%
FTI Consulting Incorporated « *			0	0	35,209	1,660,456	35,209	1,660,456
Life Sciences Tools & Services 0.16%
Icon plc, ADR *			16,938	368,063	0	0	16,938	368,063
Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical 7.44%
Align Technology Incorporated *			0	0	61,700	1,099,494	61,700	1,099,494
ARGON ST Incorporated *			24,379	529,512	0	0	24,379	529,512
Esterline Technologies Corporation *			0	0	45,179	1,841,948	45,179	1,841,948
ev3 Incorporated *			0	0	233,334	3,112,676	233,334	3,112,676
Hexcel Corporation *			15,119	196,244	0	0	15,119	196,244
Ixia *			0	0	324,565	2,414,764	324,565	2,414,764
SenoRx Incorporated *			0	0	118,345	976,346	118,345	976,346
Sirona Dental Systems Incorporated *			0	0	44,105	1,399,893	44,105	1,399,893
SonoSite Incorporated *			0	0	84,693	2,001,296	84,693	2,001,296
Spectranetics Corporation *			0	0	280,019	1,948,932	280,019	1,948,932
Steris Corporation			0	0	68,275	1,909,652	68,275	1,909,652
				725,756		16,705,001		17,430,757
Medical Equipment & Supplies 2.78%
NuVasive Incoporation *«			9,800	313,404	91,120	2,914,018	100,920	3,227,422
Volcano Corporation « *			0	0	188,259	3,271,941	188,259	3,271,941
				313,404		6,185,959		6,499,363
Metal Fabricate, Hardware 0.37%
Chart Industries Incorporated *			0	0	52,400	867,220	52,400	867,220
Miscellaneous Manufacturing Industries 0.57%
Shuffle Master Incorporation *			41,700	343,608	118,922	979,917	160,622	1,323,525
Miscellaneous Publishing 0.41%
MSCI, Inc., Class A *			14,600	464,280	0	0	14,600	464,280
Portfolio Recovery Associates Incorporation *			11,300	507,144	0	0	11,300	507,144
				971,424		0		971,424
Motion Pictures 2.60%
Cinemark Holdings Incorporated			0	0	139,464	2,004,098	139,464	2,004,098
National CineMedia Incorporation			37,857	627,291	208,582	3,456,204	246,439	4,083,495
				627,291		5,460,302		6,087,593
National Commercial Banks 0.26%
First Horizon National Corporation *			44,615	597,836	0	0	44,615	597,836
Oil & Gas Extraction 3.52%
Brigham Exploration Company *			0	0	92,400	1,252,020	92,400	1,252,020
Carrizo Oil & Gas Incorporated *			0	0	46,000	1,218,540	46,000	1,218,540
Goodrich Petroleum Corporation *«			14,300	348,205	66,700	1,624,145	81,000	1,972,350
Newfield Exploration Company *			7,300	352,079	0	0	7,300	352,079
Penn Virginia Corporation			14,000	298,060	0	0	14,000	298,060
Petrohawk Energy Corporation *			30,200	724,498	0	0	30,200	724,498
Swift Energy Company *			0	0	48,700	1,166,852	48,700	1,166,852
Venoco Incorporated *			0	0	63,500	828,040	63,500	828,040
World Fuel Services Corporation			16,010	428,908	0	0	16,010	428,908
				2,151,750		6,089,597		8,241,347
Paper & Allied Products 0.45%
Schweitzer Manduit International Incorporated *			0	0	14,850	1,044,698	14,850	1,044,698
Perfumes, Cosmetics, and Other Toilet Preparations 0.09%
Chattem Incorporated *			2,363	220,468	0	0	2,363	220,468
Personal Services 1.00%
Weight Watchers International Incorporated			0	0	80,000	2,332,800	80,000	2,332,800
Pharmaceuticals 2.22%
Alexion Pharmaceuticals Incorporated *			15,800	771,356	0	0	15,800	771,356
Auxilium Pharmaceuticals Incorporated *			8,000	239,840	0	0	8,000	239,840
Impax Laboratories Incorporated *			0	0	56,228	764,701	56,228	764,701
Incyte Corporation *			68,700	625,857	0	0	68,700	625,857
Onyx Pharmaceuticals Incorporated *			0	0	74,000	2,171,160	74,000	2,171,160
Regeneron Pharmaceuticals Incorporation *			12,000	290,160	0	0	12,000	290,160
United Therapeutics Corporated *			6,500	342,225	0	0	6,500	342,225
				2,269,438		2,935,861		5,205,299
Plastics Material and Synthetic Resins, and Nonvulcanizable Elastomers 0.67%
Cytec Industries Incorporated			19,200	699,264	0	0	19,200	699,264
Intrepid Potash Incorporated * «			19,495	568,669	0	0	19,495	568,669
Rockwood Holdings Incorporated *			12,956	305,244	0	0	12,956	305,244
				1,573,177		0		1,573,177
Plumbing and Heating Equipment and Supplies (Hydronics) 0.36%
Interline Brands Incorporated *			28,022	483,940	0	0	28,022	483,940
MSC Industrial Direct Co., Class A			7,500	352,500	0	0	7,500	352,500
				836,440		0		836,440
Prepackaged Software 1.00%
Concur Technologies Incorporated *			17,264	738,036	0	0	17,264	738,036
Rosetta Stone Incorporated * Þ			13,500	242,325	0	0	13,500	242,325
Smith Micro Software Incorporated *			33,500	306,190	0	0	33,500	306,190
Taleo Corp., Class A *			25,000	588,000	0	0	25,000	588,000
Ultimate Software Group Incorporated *			15,651	459,670	0	0	15,651	459,670
				2,334,221		0		2,334,221
Primary Smelting and Refining of Nonferrous Metals, Except Copper and Aluminum 0.11%
Brush Engineered Materials Incorporated *			13,297	246,526	0	0	13,297	246,526
Printing, Publishing & Allied Industries 3.51%
Benchmark Electronics Incorporated *			30,322	573,389	0	0	30,322	573,389
DTS Incorporated *			6,400	218,944	0	0	6,400	218,944
InnerWorkings Incorporated « *			0	0	344,367	2,031,765	344,367	2,031,765
Shutterfly Incorporated *			0	0	189,480	3,374,639	189,480	3,374,639
VistaPrint NV « *			0	0	35,761	2,026,218	35,761	2,026,218
				792,333		7,432,622		8,224,955
Refuse Systems 0.73%
EnerNOC Incorporated *			8,915	270,927	0	0	8,915	270,927
Steiner Leisure Limited *			13,400	532,784	0	0	13,400	532,784
Team Incorporated *			18,974	356,901	0	0	18,974	356,901
Waste Connections Incorporated *			16,400	546,776	0	0	16,400	546,776
				1,707,388		0		1,707,388
Scrap and Waste Materials 0.13%
LKQ Corporation *			15,000	293,850	0	0	15,000	293,850
Security & Commodity Brokers, Dealers, Exchanges & Services 0.71%
Evercore Partners Incorporated Class A			0	0	30,868	938,387	30,868	938,387
Stifel Financial Corporation *			12,304	728,889	0	0	12,304	728,889
				728,889		938,387		1,667,276
Special Trade Contractors, NEC 0.38%
Core Laboratories NV			3,493	412,593	0	0	3,493	412,593
Matrix Service Company *			44,900	478,185	0	0	44,900	478,185
				890,778		0		890,778
Surgical and Medical Instruments and Apparatus 0.70%
Endologix Incorporated *			48,313	255,093	0	0	48,313	255,093
Inverness Medical Innovations Incorporated *			15,600	647,556	0	0	15,600	647,556
RTI Biologics Incorporated *			85,566	328,573	0	0	85,566	328,573
Wright Medical Group Incorporated *			21,600	409,320	0	0	21,600	409,320
				1,640,542		0		1,640,542
Transportation By Air 0.92%
Atlas Air Worldwide Holdings Incorporated *			19,347	720,676	30,600	1,139,850	49,947	1,860,526
Forward Air Corporation			11,664	292,183	0	0	11,664	292,183
				1,012,859		1,139,850		2,152,709
Transportation Equipment 2.03%
Brunswick Corporation			0	0	74,319	944,594	74,319	944,594
Polaris Industries Incorporated			0	0	54,501	2,377,879	54,501	2,377,879
Wabtec Corporation			0	0	35,200	1,437,568	35,200	1,437,568
				0		4,760,041		4,760,041
Transportation Services 1.22%
Con-Way Incorporated			6,500	226,915	0	0	6,500	226,915
RailAmerica Incorporated *			0	0	69,550	848,510	69,550	848,510
UTi Worldwide Incorporated			17,700	253,464	107,000	1,532,240	124,700	1,785,704
				480,379		2,380,750		2,861,129
Women’s Footwear, Except Athletic 0.68%
Iconix Brand Group Incorporated *			33,300	421,245	0	0	33,300	421,245
The Warnaco Group Incorporated *			19,000	801,610	0	0	19,000	801,610
True Religion Apparel Incorporated *			19,900	367,951	0	0	19,900	367,951
				1,590,806		0		1,590,806
Total Common Stocks (Cost $36,943,145, $174,169,353 and $211,112,498, respectively)				46,932,974		183,180,908		230,113,882

COLLATERAL FOR SECURITIES LENDING 3.83%	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Collateral Invested in Other Assets
Antalis US Funding Corporation ††(p)	0.28%	1/7/2010	$0	$0	$34,720	$34,719	$34,720	$34,719
Antalis US Funding Corporation ††(p)	0.22	1/13/2010	0	0	34,720	34,718	34,720	34,718
Antalis US Funding Corporation ††(p)	0.29	1/29/2010	0	0	34,720	34,712	34,720	34,712
Atlantic Asset Securitization Corporation ††(p)	0.19	1/15/2010	0	0	104,161	104,153	104,161	104,153
Banco Santander SA (Madrid)	0.08	1/4/2010	0	0	92,009	92,009	92,009	92,009
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $69,441)	0.01	1/4/2010	0	0	69,441	69,441	69,441	69,441
Bank of Ireland	0.05	1/4/2010	0	0	92,009	92,009	92,009	92,009
BNP Paribas (Paris)	0.11	1/4/2010	0	0	92,009	92,009	92,009	92,009
Calcasieu Parish LA ±§	0.37	12/1/2027	0	0	13,888	13,888	13,888	13,888
California Statewide Communities Development Authority ±§	0.32	6/1/2028	0	0	19,096	19,096	19,096	19,096
Calyon (New York)	0.18	1/8/2010	0	0	107,633	107,633	107,633	107,633
Colorado Housing & Finance Authority ±§	0.28	10/1/2038	0	0	9,192	9,192	9,192	9,192
Commerzbank AG (Grand Cayman)	0.00	1/4/2010	0	0	100,689	100,689	100,689	100,689
Cook County IL ±§	0.40	11/1/2030	0	0	27,776	27,776	27,776	27,776
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value $26,040)	0.01	1/4/2010	0	0	26,040	26,040	26,040	26,040
Danske Bank A/S Copenhagen	0.12	1/4/2010	0	0	92,009	92,009	92,009	92,009
Denver CO City & County School District ±§	0.35	12/15/2037	0	0	62,496	62,496	62,496	62,496
ENI Finance USA Incorporated ††	0.19	2/4/2010	0	0	97,217	97,199	97,217	97,199
Fortis Bank NV SA	0.19	1/19/2010	0	0	104,161	104,161	104,161	104,161
GDF Suez ††	0.19	1/12/2010	0	0	24,304	24,303	24,304	24,303
GDF Suez ††	0.20	2/3/2010	0	0	86,801	86,785	86,801	86,785
Gotham Funding Corporation ††(p)	0.19	1/5/2010	0	0	52,372	52,371	52,372	52,371
Gotham Funding Corporation ††(p)	0.18	1/11/2010	0	0	52,080	52,078	52,080	52,078
Govco Incorporated ††(p)	0.19	1/12/2010	0	0	104,161	104,155	104,161	104,155
Gryphon Funding Limited (a)(i)	0.00	8/5/2010	0	0	1,132,041	436,742	1,132,041	436,742
Gulf Coast Waste Disposal Authority ±§	0.23	7/1/2034	0	0	35,241	35,241	35,241	35,241
Gulf Coast Waste Disposal Authority ±§	0.23	5/1/2023	0	0	48,608	48,608	48,608	48,608
Henrico County VA Economic Development Authority ±§	0.27	11/1/2042	0	0	5,729	5,729	5,729	5,729
Houston TX Utility System ±§	0.25	5/15/2034	0	0	52,080	52,080	52,080	52,080
ING USA Funding LLC	0.20	1/4/2010	0	0	10,069	10,069	10,069	10,069
Illinois Educational Facilities Authority Revenues ±§	0.28	7/1/2029	0	0	17,360	17,360	17,360	17,360
Indiana Municipal Power Agency ±§	0.28	1/1/2018	0	0	6,944	6,944	6,944	6,944
JPMorgan Chase Repurchase Agreement - 102% Collateralized by US Treasury Securities (Maturity Value $26,040)	0.01	1/4/2010	0	0	26,040	26,040	26,040	26,040
Kansas City MO Special Obligation ±§	0.28	4/15/2025	0	0	10,416	10,416	10,416	10,416
Koch Resources LLC ††	0.19	1/25/2010	0	0	104,161	104,148	104,161	104,148
LMA Americas LLC ††(p)	0.19	1/19/2010	0	0	34,720	34,717	34,720	34,717
Liberty Street Funding Corporation ††(p)	0.18	1/8/2010	0	0	86,801	86,798	86,801	86,798
Lloyds TSB Bank plc	0.18	1/8/2010	0	0	86,801	86,801	86,801	86,801
Massachusetts HEFA ±§	0.22	10/1/2034	0	0	114,750	114,750	114,750	114,750
Matchpoint Master Trust ††(p)	0.19	1/5/2010	0	0	17,187	17,186	17,187	17,186
Matchpoint Master Trust ††(p)	0.20	1/27/2010	0	0	86,801	86,788	86,801	86,788
Montgomery County TN Public Building ±§	0.27	2/1/2036	0	0	12,499	12,499	12,499	12,499
New Jersey State Turnpike Authority ±§	0.28	1/1/2018	0	0	6,944	6,944	6,944	6,944
New York State Dormitory Authority ±§	0.25	7/1/2034	0	0	81,419	81,419	81,419	81,419
Newport Beach California Revenue ±§	0.22	12/1/2040	0	0	60,413	60,413	60,413	60,413
Nieuw Amsterdam Receivables Corporation ††(p)	0.21	1/11/2010	0	0	27,776	27,775	27,776	27,775
Nieuw Amsterdam Receivables Corporation ††(p)	0.20	1/12/2010	0	0	63,364	63,361	63,364	63,361
North Dakota Housing Finance Agency ±§	0.29	1/1/2034	0	0	22,082	22,082	22,082	22,082
Regency Markets #1 LLC ††(p)	0.20	1/7/2010	0	0	74,683	74,681	74,683	74,681
Regency Markets #1 LLC ††(p)	0.20	1/20/2010	0	0	31,314	31,311	31,314	31,311
Salisbury Receivables Company ††(p)	0.19	1/19/2010	0	0	86,801	86,792	86,801	86,792
San Antonio TX Education Facilities Corporation ±§	0.18	12/1/2028	0	0	46,855	46,855	46,855	46,855
Sanpaolo IMI US Financial Company	0.19	1/19/2010	0	0	109,716	109,706	109,716	109,706
Scaldis Capital Limited ††(p)	0.24	1/6/2010	0	0	72,913	72,910	72,913	72,910
Societe Generale Bannon LLC	0.18	1/11/2010	0	0	107,633	107,633	107,633	107,633
Starbird Funding Corporation ††(p)	0.19	1/6/2010	0	0	104,161	104,158	104,161	104,158
Sumitomo Trust & Banking Company	0.22	1/5/2010	0	0	104,161	104,158	104,161	104,158
Tasman Funding Incorporated ††(p)	0.24	1/5/2010	0	0	27,429	27,428	27,429	27,428
Thames Asset Global Securitization #1 Incorporated ††(p)	0.18	1/15/2010	0	0	79,857	79,851	79,857	79,851
Ticonderoga Master Funding Limited ††(p)	0.18	1/7/2010	0	0	83,329	83,326	83,329	83,326
Tulsa County OK Industrial Authority Revenue ±§	0.25	7/1/2032	0	0	31,248	31,248	31,248	31,248
UniCredito Italiano (New York)	0.25	1/4/2010	0	0	104,161	104,161	104,161	104,161
Vermont State Student Assistance Corporation ±§	0.30	12/15/2040	0	0	10,416	10,416	10,416	10,416
VFNC Corporation ††±(a)(i)	0.45	9/30/2010	0	0	1,435,583	732,148	1,435,583	732,148
Victory Receivables Corporation ††(p)	0.19	1/8/2010	0	0	86,801	86,793	86,801	86,793
Victory Receivables Corporation ††(p)	0.20	1/13/2010	0	0	24,304	24,303	24,304	24,303
Yorktown Capital LLC ††(p)	0.19	2/3/2010	0	0	104,161	104,143	104,161	104,143
			0	0		5,010,572		5,010,572
Collateral Invested in Money Market Funds 1.69%
AIM STIT-Liquid Assets Portfolio q	0.18		0	0	267,346	267,346	267,346	267,346
BlackRock Liquidity Funds TempFund Portfolio q	0.11		914,299	914,299	267,346	267,346	1,181,645	1,181,645
DWS Money Market Series Institutional q	0.17		0	0	267,346	267,346	267,346	267,346
Evergreen Institutional Money Market Fund, Class I q ø	0.01		993,547	993,547	0	0	993,547	993,547
JPMorgan Prime Money Market Fund q	0.14		0	0	267,381	267,381	267,381	267,381
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class q	0.19		973,934	973,934	0	0	973,934	973,934
			0	2,881,780		1,069,419		3,951,199
Total Collateral for Securities Lending (Cost $2,881,780, $5,970,668 and $8,852,448, respectively)			0	2,881,780		6,079,991		8,961,771
SHORT TERM INVESTMENTS 1.66%
Mutual Fund Shares 1.66%
Evergreen Institutional Money Market Fund, Class I q ø	0.01			1,367,236		0		1,367,236
Wells Fargo Advantage Money Market Trust ~‡ q	0.08			0		2,528,987		2,528,987
				1,367,236		2,528,987		3,896,223
Total Investments in Securities (Cost $41,192,161, $182,669,008 and $223,861,169, respectively) 103.78%				51,181,990		191,789,886		242,971,876
Other Assets and Liabilities, Net (3.78%)				(2,396,447)		(6,444,914)		(8,841,361)
Total Net Assets 100.0%				$48,785,543		$185,344,972		$234,130,515

††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.
±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
*	Non-income producing security
«	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both Evergreen VA Growth Fund and the money market fund.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

‡	Short-term security of an affiliate of Wells Farago Advantage VT Small Cap Growth Fund with a cost of $2,528,987.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen VA Growth Fund
Equity securities
Common stocks	$46,932,974	$0	$0	$46,932,974
Short-term investments	4,249,016	0	0	4,249,016
	$51,181,990	$0	$0	$51,181,990
Wells Fargo Advantage VT Small Cap Growth Fund
Equity securities
Common stocks	$183,180,908	$0	$0	$183,180,908
Corporate debt securities	0	3,024,709	1,168,890	4,193,599
Debt securities issued by states in the U.S. and its political subdivisions	0	695,452	0	695,452
Short-term investments	3,598,406	121,521	0	3,719,927
	$186,779,314	$3,841,682	$1,168,890	$191,789,886

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage VT Small Cap Growth Fund:

Investments in Securities
Balance as of January 1, 2009
Realized gain (loss)	$0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of December 31, 2009	$1,168,890
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small Cap Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (Unaudited)

	Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund	Pro Forma Adjustments		Wells Fargo Advantage VT Small Cap Growth Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$46,932,974	$183,180,908			$230,113,882
Collateral received for securities loaned	1,888,233	6,079,991			7,968,224
In affiliates#	2,360,783	2,528,987			4,889,770
Total investments at market value (see cost below)	51,181,990	191,789,886			242,971,876
Segragated cash	0	50,000			50,000
Receivable for Fund shares issued	52,783	49,308			102,091
Receivables for interest and dividends	904	16,513			17,417
Receivable for investments sold	897,732	377,376			1,275,108
Receivable from securities lending	2,356	43			2,399
Total assets	52,135,765	192,283,126			244,418,891
Liabilities
Payable investments purchased	429,606	488,586			918,192
Payable for Fund shares redeemed	19,155	203,057			222,212
Payable to investment advisor and affiliates	4,667	168,030			172,697
Payable for securities on loan	2,881,780	6,023,939			8,905,719
Accrued expenses and other liabilities	15,014	54,542			69,556
Total liabilities	3,350,222	6,938,154			10,288,376
Total net assets	$48,785,543	$185,344,972			$234,130,515
NET ASSETS CONSIST OF
Paid-in capital	$52,265,474	$211,628,707			$263,894,181
Undistributed net investment loss	(1,679)	0			(1,679)
Accumulated net realized loss on investments	(13,468,081)	(35,404,613)			(48,872,694)
Net unrealized gains on investments	9,989,829	9,120,878			19,110,707
Total net assets	$48,785,543	$185,344,972			$234,130,515
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class 1	$39,713,273				$39,713,273
Shares outstanding – Class 1	3,445,603		2,810,928	A	6,256,531
Net asset value and offering price per share – Class 1	$11.53				$6.35
Net assets – Class 2*	$9,072,270	$185,344,972			$194,417,242
Shares outstanding – Class 2*	804,616	29,199,651	624,653	A	30,628,920
Net asset value per share – Class 2*	$11.28	$6.35			$6.35
Investments, at cost	$41,192,161	$182,669,008			$223,861,169
Securities on loan, at market value	$2,881,675	$5,962,666			$8,844,341
1	Each Fund has an unlimited number of authorized shares.
#	For Evergreen VA Growth Fund, amount includes $973,934 which represents collateral for securities loaned.
*	Existing shares of Wells Fargo Advantage VT Small Cap Growth Fund are renamed Class 2 as a result of the Reorganization.

A - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small Cap Growth Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months ended December 31, 2009 (Unaudited)

	Evergreen VA Growth Fund	Wells Fargo Advantage VT Small Cap Growth Fund	Pro Forma Adjustments		Wells Fargo Advantage VT Small Cap Growth Fund Pro Forma
Investment Income
Dividends[1]	$128,740	$616,254			$744,994
Securities lending income, net	40,785	76,287			117,072
Income from affiliated securities	5,197	14,847			20,044
Total investment income	174,722	707,388			882,110
Expenses
Advisory fees	283,218	1,051,309	12,847	A	1,347,374
Administration fees
Fund level	40,460	224,279	(174,914)	B	89,825
Class 1			25,728	C	25,728
Class 2			117,992	C	117,992
Custody fees	0	26,436	(22,842)	B	3,594
Transfer agent fees	245	0	(245)	D	-
Accounting fees	16,912	24,557	(34,732)	B	6,737
Distribution fees	20,309	350,436			370,745
Professional fees	29,215	37,122	(18,500)	E	47,837
Printing and postage expenses	36,485	36,564	(18,262)	E	54,787
Trustees’ fees	1,957	10,578	1,145	F	13,680
Other fees and expenses	1,256	4,443	(22)	E	5,677
Total expenses	430,057	1,765,724	(111,805)		2,083,976
Less
Expense reductions	(11)				(11)
Waived fees and/or reimbursed expenses	(7,123)	(93,930)	94,497	G	(6,556)
Net expenses	422,923	1,671,794	(17,308)		2,077,409
Net investment loss	(248,201)	(964,406)	17,308		(1,195,299)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from
Securities, foreign currencies and foreign currency translation	(787,285)	(8,530,863)			(9,318,148)
Collateral received for securities loaned	0	(1,228,137)			(1,228,137)
Net realized gain(loss) from investments	(787,285)	(9,759,000)			(10,546,285)
Net change in unrealized appreciation (depreciation) of investments
Securities, foreign currencies and foreign currency translation	14,328,048	68,147,041			82,475,089
Collateral received for securities loaned	0	1,273,080			1,273,080
Net change in unrealized appreciation (depreciation) of investments	14,328,048	69,420,121			83,748,169
Net realized and unrealized gain on investments	13,540,763	59,661,121			73,201,884
Net increase net assets resulting from operations	$13,292,562	$58,696,715	$17,308		$72,006,585
[1] Net of foreign withholding taxes	$487	$0			$487
A	Reflects an increase based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects an increase based on the expected fixed costs of the combined surviving fund
G	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage VT Small Cap Growth Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage VT Small Cap Growth Fund (“Wells Fargo VT Small Cap Growth Fund”) and Evergreen VA Growth Fund (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen VA Growth Fund . The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen VA Growth Fund by Wells Fargo VT Small Cap Growth Fund, in a tax-free exchange for shares of Wells Fargo VT Small Cap Growth Fund at net asset value. As a result of the Reorganization, Class 1 and Class 2 shareholders of Evergreen VA Growth Fund would become shareholders of Class 1 and Class 2, respectively, of Wells Fargo VT Small Cap Growth Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo VT Small Cap Growth Fund and Evergreen VA Growth Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 6 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo VT Small Cap Growth Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen VA Growth Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by the Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo VT Small Cap Growth Fund. As of December 31, 2009, securities held by Evergreen VA Growth Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo VT Small Cap Growth Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund’s investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds’ investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

4.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo VT Small Cap Growth Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen VA Growth Fund and Wells Fargo VT Small Cap Growth Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

5.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo VT Small Cap Growth Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen VA Growth Fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo VT Small Cap Growth Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo VT Small Cap Growth Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class 1 (a)	0	6,256,531	6,256,531
Class 2 (b)	29,199,651	1,429,269	30,628,920
(a)	Wells Fargo VT Small Cap Growth Fund did not offer Class 1 before the Reorganization.
(b)	Existing shares of Wells Fargo VT Small Cap Growth Fund were renamed Class 2 as a result of the Reorganization.
6.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve month period ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo VT Small Cap Growth Fund and Evergreen VA Growth Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo VT Small Cap Growth Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

7.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen VA Core Bond Fund to Wells Fargo Advantage VT Total Return Bond Fund, in exchange for shares of Wells Fargo Advantage VT Total Return Bond Fund. The period presented covers the period from January 1, 2009 through December 31, 2009 and reflects financial information assuming the merger takes place.

Wells Fargo Advantage VT Total Return Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments – December 31, 2009 (unaudited)

December 31, 2009			Evergreen VA Core Bond Fund		Wells Fargo Advantage VT Total Return Bond Fund		Wells Fargo Advantage VT Total Return Bond Fund Pro Forma
	Interest	Maturity	Principal		Principal		Principal
	Rate	Date	Amount	Value	Amount	Value	Amount	Value
Asset Backed Securities 6.6%
Bank of America Auto Master Trust Series 2009-3A Class A4††	2.67%	12/15/2016	$0	$0	$150,000	$148,899	$150,000	$148,899
Bank of America Auto Trust Series 2009-2A Class A4 ††	3.03	10/15/2016	0	0	100,000	101,393	100,000	101,393
Bank of America Credit Card Trust Series 2007-A4 Class A4 ±	0.27	11/15/2019	0	0	730,000	665,691	730,000	665,691
Bank of America Credit Card Trust Series 2006-11 Class A ±	0.26	4/15/2016	0	0	199,000	191,485	199,000	191,485
Bank of America Credit Card Trust Series 2006-A11 Class A11, FRN	0.26	4/15/2016	63,000	60,686	0	0	63,000	60,686
Bank of America Credit Card Trust Series 2007-A4 Class A4, FRN	0.27	11/15/2019	233,000	212,908	0	0	233,000	212,908
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3	5.05	2/15/2016	0	0	428,000	459,331	428,000	459,331
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3	5.05	2/15/2016	120,000	128,889	0	0	120,000	128,889
CitiBank Credit Card Issuance Trust Series 2008-A5 Class A5	4.85	4/22/2015	500,000	536,183	111,000	118,937	611,000	655,120
Citibank Credit Card Issuance Trust Series 2009 Class A5	2.25	12/23/2014	216,000	214,994	682,000	678,396	898,000	893,390
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.27	12/25/2036	0	0	44,874	37,795	44,874	37,795
Discover Card Master Trust Series 2006-3 Class A1 ± FRN	0.26	3/15/2014	38,000	37,558	119,000	117,565	157,000	155,123
Discover Card Master Trust Series 2009-A1 Class A1 ±	1.53	12/15/2014	0	0	123,000	123,603	123,000	123,603
Dominos Pizza Master Issuer LLC Series 2007-1 Class A2 ††(i)	5.26	4/25/2037	0	0	251,000	215,121	251,000	215,121
Harley Davidson Motorcycle Trust Series 2006-3 Class 4A	5.22	6/15/2013	0	0	100,000	103,277	100,000	103,277
Harley Davidson Motorcycle Trust Series 2008-1 Class A3A	4.25	2/15/2013	0	0	112,000	114,364	112,000	114,364
Harley Davidson Motorcycle Trust Series 2009-1 Class A4	4.55	1/15/2017	0	0	209,000	218,101	209,000	218,101
Harley Davidson Motorcycle Trust Series 2009-3 Class A4	2.54	4/15/2017	0	0	101,000	100,890	101,000	100,890
Hyundai Auto Receivables Trust Series 2009-A Class A4	3.15	3/15/2016	0	0	64,000	64,806	64,000	64,806
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB4 Class A3	6.16	5/12/2034	0	0	328,000	345,339	328,000	345,339
MBNA Credit Card Master Trust Series 1997-B Class A ±	0.39	8/15/2014	0	0	234,000	229,306	234,000	229,306
MBNA Master Credit Card Trust Series 1997-B Class A, FRN	0.39	8/15/2014	72,000	70,598	0	0	72,000	70,598
Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A ±	0.27	1/25/2037	0	0	25,846	24,382	25,846	24,382
Morgan Stanley Home Equity Loans Series 2007-1 Class A1 ±	0.28	12/25/2036	0	0	23,204	22,545	23,204	22,545
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.34	2/25/2047	0	0	46,567	35,141	46,567	35,141
Nissan Auto Receivables Owner Trust Series 2009-A Class A4	4.74	8/17/2015	0	0	110,000	116,822	110,000	116,822
Nordstrom Credit Card Master Trust Series 2007-2 Class A ±††	0.29	5/15/2015	0	0	141,000	132,797	141,000	132,797
SLM Student Loan Trust Series 2002-5 Class A4L ±	0.40	9/17/2018	0	0	41,363	41,002	41,363	41,002
SLM Student Loan Trust Series 2003-3 Class A4 ±	0.47	12/15/2017	0	0	33,634	33,398	33,634	33,398
SLM Student Loan Trust Series 2003-6 Class A4 ± FRN	0.45	12/17/2018	33,958	33,771	31,854	31,661	65,812	65,432
SLM Student Loan Trust Series 2008-1 Class A4A ±	1.85	12/15/2032	0	0	535,000	560,488	535,000	560,488
SLM Student Loan Trust Series 2008-4 Class A4 ±	1.93	7/25/2022	0	0	121,000	126,084	121,000	126,084
SLM Student Loan Trust Series 2008-5 Class A2 ±	1.38	10/25/2016	150,000	152,382	100,000	101,531	250,000	253,913
SLM Student Loan Trust Series 2008-5 Class A4 ± FRN	1.98	7/25/2023	325,000	340,313	252,000	263,362	577,000	603,675
SLM Student Loan Trust Series 2008-6 Class A4 ±	1.38	7/25/2023	0	0	213,000	214,646	213,000	214,646
Swift Master Auto Receivables Trust Series 2007-1 Class A ±	0.33	6/15/2012	0	0	200,000	198,213	200,000	198,213
Target Credit Card Master Trust Series 2005-1 Class A ±	0.29	10/27/2014	0	0	365,000	360,237	365,000	360,237
Triad Auto Receivables Owner Trust Series 2006-B Class A3	5.41	8/12/2011	0	0	24,262	24,323	24,262	24,323
World Omni Auto Receivables Trust Series 2009-A Class A4	5.12	5/15/2014	0	0	115,000	122,453	115,000	122,453
Total Asset Backed Securities (Cost $1,787,559, $6,386,123 and $8,173,682 respectively)				1,788,282		6,443,384		8,231,666
Collateralized Mortgage Obligations 23.4%
American Tower Trust Series 2007-1A Class AFX ††	5.42	4/15/2037	0	0	251,000	257,903	251,000	257,903
Asset Securitization Corporation Series 1996-D3 Class A2	7.56	10/13/2026	0	0	131,000	138,338	131,000	138,338
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	6/11/2035	0	0	100,000	101,857	100,000	101,857
Bank of America Commercial Mortgage Incorporated Series 2004-2 Class A5	4.58	11/10/2038	0	0	40,000	39,156	40,000	39,156
Bank of America Commercial Mortgage Incorporated Series 2007-2 Class A2	5.63	4/10/2049	44,000	43,958	137,000	136,733	181,000	180,691
Bear Stearns Commercial Mortgage Securities Incorporated Series 2001-TOP4 Class A3	5.61	11/15/2033	0	0	68,000	70,428	68,000	70,428
Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-PBW1 Class A2	4.72	11/11/2035	124,000	127,439	92,000	94,491	216,000	221,930
Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-TOP8 Class A2	4.83	8/15/2038	0	0	177,000	181,086	177,000	181,086
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	8/13/2039	0	0	51,262	51,395	51,262	51,395
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004 Class A3	5.47	6/11/2041	0	0	44,000	44,476	44,000	44,476
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR4 Class A2	5.29	6/11/2041	0	0	90,223	91,979	90,223	91,979
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR6 Class A6	4.83	11/11/2041	0	0	45,000	43,887	45,000	43,887
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T16 Class A6	4.75	2/13/2046	32,000	31,081	106,000	102,804	138,000	133,885
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005 PWR8 Class A4	4.67	6/11/2041	51,000	48,865	156,000	149,230	207,000	198,095
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4	5.41	12/11/2040	0	0	293,000	287,139	293,000	287,139
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR9 Class AAB	4.80	9/11/2042	0	0	77,000	77,887	77,000	77,887
Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-TOP6 Class A2	6.46	10/15/2036	567,000	595,611	268,000	281,364	835,000	876,975
Bear Stearns Commercial Mortgage Securities Incorporated Series 2000-WF2 Class A2	7.32	10/15/2032	412,131	420,270	0	0	412,131	420,270
Bear Stearns Commercial Mortgage Securities Incorporated Series 2001-TOP2 Class A2	6.48	2/15/2035	25,000	25,883	0	0	25,000	25,883
Commercial Mortgage Asset Trust Series 1999-C1 Class A4	6.98	1/17/2032	0	0	415,000	447,589	415,000	447,589
Commercial Mortgage Pass-through Certificate Series 2001-J2A Class A2 ††	6.10	7/16/2034	545,000	568,585	269,000	280,530	814,000	849,115
Commercial Mortgage Pass-through Certificate Series 2004-LB2A Class A4	4.72	3/10/2039	0	0	223,000	218,342	223,000	218,342
Commercial Mortgage Pass-through Certificate Series 2004-LB3A Class A5	5.31	7/10/2037	0	0	109,000	107,751	109,000	107,751
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CK1 Class A3	6.38	12/18/2035	0	0	73,378	75,273	73,378	75,273
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CKN5 Class A4	5.44	9/15/2034	0	0	130,090	134,070	130,090	134,070
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKN2 Class A3	6.13	4/15/2037	0	0	30,000	31,570	30,000	31,570
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A1	4.49	11/15/2036	11,099	11,295	4,894	4,979	15,993	16,274
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A2	5.18	11/15/2036	0	0	399,000	412,250	399,000	412,250
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	0	0	63,000	64,630	63,000	64,630
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CK2 Class A4	4.80	3/15/2036	0	0	85,000	86,558	85,000	86,558
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2	4.60	3/15/2035	0	0	53,000	53,272	53,000	53,272
Credit Suisse First Boston Mortgage Securities Corporation Series 2005 C1Class A4	5.01	2/15/2038	10,000	9,829	27,000	26,498	37,000	36,327
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2/15/2038	10,000	9,991	23,000	22,963	33,000	32,954
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4/15/2037	10,000	9,643	24,000	23,106	34,000	32,749
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-C2 Class A4	6.51	2/15/2034	412,606	425,488	0	0	412,606	425,488
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9/15/2039	390,000	334,977	0	0	390,000	334,977
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4	5.10	8/15/2038	23,000	22,196	81,000	78,035	104,000	100,231
DLJ Commercial Mortgage Corporation Series 2000-CKP1 Class A1B	7.18	11/10/2033	0	0	118,014	120,214	118,014	120,214
FHLMC #1B3430 ±	6.15	6/1/2037	0	0	35,099	37,546	35,099	37,546
FHLMC #G03526	5.50	6/1/2036	0	0	455,043	478,411	455,043	478,411
FHLMC Multifamily Structured Pass Through Certificates Series K003 Class AAB	4.77	5/25/2018	0	0	166,000	169,259	166,000	169,259
FHLMC Series 2558 Class BD	5.00	1/15/2018	0	0	235,000	248,551	235,000	248,551
FHLMC Series 2590 Class BY	5.00	3/15/2018	0	0	80,000	84,489	80,000	84,489
FHLMC Series 2590 Class NU	5.00	6/15/2017	0	0	185,000	192,979	185,000	192,979
FHLMC Series 2676 Class CY	4.00	9/15/2018	0	0	53,000	54,433	53,000	54,433
FHLMC Series 2690 Class TV	4.50	11/15/2025	0	0	107,000	107,617	107,000	107,617
FHLMC Series 2694 Class QG	4.50	1/15/2029	0	0	281,000	293,115	281,000	293,115
FHLMC Series 2727 Class PW	3.57	6/15/2029	0	0	35,354	36,060	35,354	36,060
FHLMC Series 2765 Class CT	4.00	3/15/2019	0	0	91,000	91,927	91,000	91,927
FHLMC Series 2790 Class TN	4.00	5/15/2024	0	0	201,000	199,494	201,000	199,494
FHLMC Series 2843 Class BC	5.00	8/15/2019	0	0	191,000	201,645	191,000	201,645
FHLMC Series 2875 Class HB	4.00	10/15/2019	0	0	104,000	103,643	104,000	103,643
FHLMC Series 2985 Class JR	4.50	6/15/2025	0	0	1,000	1,009	1,000	1,009
FHLMC Series 3008 Class JM	4.50	7/15/2025	0	0	2,000	2,016	2,000	2,016
FHLMC Series 3028 Class PG	5.50	9/15/2035	0	0	363,517	385,453	363,517	385,453
FHLMC Series 3052 Class MH	5.25	10/15/2034	0	0	5,380	5,623	5,380	5,623
FHLMC Series 3234 Class MC	4.50	10/15/2036	0	0	10,000	9,595	10,000	9,595
FHLMC Series 3289 Class PC	5.00	12/15/2032	0	0	193,000	201,877	193,000	201,877
FHLMC Series 3325 Class JL	5.50	6/15/2037	0	0	73,770	78,114	73,770	78,114
FHLMC Series 3372 Class BD	4.50	10/15/2022	0	0	178,000	180,717	178,000	180,717
FHLMC Series 3465 Class HA	4.00	7/15/2017	0	0	29,119	30,175	29,119	30,175
FHLMC Series K004 Class A2	4.19	8/25/2019	0	0	267,000	260,086	267,000	260,086
First Horizon Alternative Mortgage Security Series 2006-FA6 Class 2A10	6.00	11/25/2036	0	0	64,935	52,085	64,935	52,085
First Union National Bank Commercial Mortgage Trust Series 2000-C2 Class A	7.20	10/15/2032	187,000	191,124	0	0	187,000	191,124
First Union National Bank Commercial Mortgage Trust Series 2002-C1 Class A2	6.14	2/12/2034	215,757	225,758	0	0	215,757	225,758
First Union National Bank Commercial Mortgage Pass-through Certificate Series 2002 C1 Class A2	6.14	2/12/2034	0	0	53,939	56,414	53,939	56,414
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2	7.20	10/15/2032	0	0	87,845	89,770	87,845	89,770
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	0	0	111,000	113,044	111,000	113,044
FNMA Series 2001-81 Class HE	6.50	1/25/2032	704,697	755,345	910,902	975,519	1,615,599	1,730,864
FNMA Series 2002-94 Class HQ	4.50	1/25/2018	0	0	148,000	154,764	148,000	154,764
FNMA Series 2003-108 Class BE	4.00	11/25/2018	350,000	358,187	47,000	48,059	397,000	406,246
FNMA Series 2003-125 Class AY	4.00	12/25/2018	0	0	39,000	39,609	39,000	39,609
FNMA Series 2003-3 Class HJ	5.00	2/25/2018	0	0	184,000	195,029	184,000	195,029
FNMA Series 2004-60 Class PA	5.50	4/25/2034	0	0	98,921	104,637	98,921	104,637
FNMA Series 2004-80 Class LE	4.00	11/25/2019	0	0	33,000	33,220	33,000	33,220
FNMA Series 2004-81 Class KE	4.50	11/25/2019	0	0	40,000	41,136	40,000	41,136
FNMA Series 2005-58 Class MA	5.50	7/25/2035	0	0	84,945	90,285	84,945	90,285
FNMA Series 2007-113 Class DB	4.50	12/25/2022	0	0	206,000	208,194	206,000	208,194
FNMA Series 2007-39 Class NA	4.25	1/25/2037	0	0	378,760	390,361	378,760	390,361
FNMA Series 2007-77 Class MH	6.00	12/25/2036	0	0	134,912	144,300	134,912	144,300
FNMA Series 2008-66 Class B	5.00	8/25/2023	0	0	39,000	40,209	39,000	40,209
GE Capital Commercial Mortgage Corporation Series 2001-2 Class A3	6.03	8/11/2033	0	0	24,928	25,173	24,928	25,173
GE Capital Commercial Mortgage Corporation Series 2001-3 Class A1	5.56	6/10/2038	0	0	5,559	5,676	5,559	5,676
GE Capital Commercial Mortgage Corporation Series 2002-1A Class A3	6.27	12/10/2035	0	0	103,000	108,536	103,000	108,536
GE Capital Commercial Mortgage Corporation Series 2005-C4 Class A4	5.33	11/10/2045	99,000	96,850	399,000	389,660	498,000	486,510
GMAC Commercial Mortgage Securities Incorporated Series 2002-C3 Class A2	4.93	7/10/2039	0	0	109,000	111,258	109,000	111,258
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class A2	5.48	5/10/2040	0	0	79,000	81,704	79,000	81,704
GMAC Commercial Mortgage Securities Incorporated Series 2003-C3 Class A4	5.02	4/10/2040	0	0	626,000	636,756	626,000	636,756
GNMA %%	4.50	TBA	900,000	897,721	2,000,000	1,998,130	2,900,000	2,895,851
GNMA Series 2006-37 Class JG	5.00	7/20/2036	0	0	127,000	131,222	127,000	131,222
Greenwich Capital Commercial Funding Corporation Series 2005-GG Class AAB	5.19	4/10/2037	0	0	25,000	25,294	25,000	25,294
Greenwich Capital Commercial Funding Corporation Series 2005-GG3 Class A4	4.80	8/10/2042	28,000	27,072	68,000	65,644	96,000	92,716
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	4/10/2037	110,000	104,391	369,000	349,520	479,000	453,911
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4	5.92	7/10/2038	81,000	74,036	251,000	228,847	332,000	302,883
Greenwich Capital Commercial Funding Corporation Series 2007-GG1 Class A6	5.14	6/10/2036	0	0	67,000	68,184	67,000	68,184
GS Mortgage Securities Corporation II Series 2001-Gl3A Class A2 ††	6.45	8/5/2018	86,000	90,227	336,000	352,380	422,000	442,607
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 ††	5.63	12/5/2019	54,000	53,358	170,000	167,980	224,000	221,338
JPMorgan Chase Commercial Mortgage Securities Corporation Pass-through Certificate Series 2008 C2 Class A	5.02	2/12/2051	0	0	7,902	8,056	7,902	8,056
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class A2	7.37	8/15/2032	0	0	29,321	29,311	29,321	29,311
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001 Class A3	6.26	3/15/2033	0	0	61,097	62,852	61,097	62,852
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	0	0	168,000	176,518	168,000	176,518
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2	5.16	10/12/2037	0	0	76,000	78,347	76,000	78,347
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	8/12/2040	0	0	218,000	222,735	218,000	222,735
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CB9 Class A4	5.38	6/12/2041	0	0	34,000	34,242	34,000	34,242
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4	4.92	10/15/2042	0	0	77,000	74,030	77,000	74,030
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4	5.48	12/12/2044	0	0	124,000	119,438	124,000	119,438
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A2	5.86	4/15/2045	0	0	140,000	143,487	140,000	143,487
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6/12/2047	350,000	305,716	0	0	350,000	305,716
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB19 Class A2	5.75	2/12/2049	26,000	26,702	64,000	65,673	90,000	92,375
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class A2S	5.31	1/15/2049	0	0	447,000	432,077	447,000	432,077
Lehman Brothers UBS Commercial Mortgage Trust Series 2000-C4 Class A2	7.37	8/15/2026	0	0	38,123	38,696	38,123	38,696
Lehman Brothers UBS Commercial Mortgage Trust Series 2000-C5 Class A2	6.51	12/15/2026	158,723	162,804	62,556	64,151	221,279	226,955
Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C2 Class A2	6.65	11/15/2027	0	0	31,000	32,253	31,000	32,253
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	6/15/2031	0	0	200,000	209,225	200,000	209,225
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	9/15/2026	0	0	58,762	60,323	58,762	60,323
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A5	4.85	9/15/2031	0	0	125,000	128,695	125,000	128,695
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C3 Class A4	4.17	5/15/2032	0	0	33,000	32,699	33,000	32,699
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4	5.12	11/15/2032	52,000	51,270	34,000	33,477	86,000	84,747
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C1 Class A4	4.57	1/15/2031	360,000	352,599	0	0	360,000	352,599
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	0	0	51,000	49,629	51,000	49,629
Lehman Brothers UBS Commercial Mortgage Trust Series 2007 Class C1	5.40	2/15/2040	0	0	24,000	23,022	24,000	23,022
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A3	5.40	2/15/2040	22,000	21,741	108,000	106,568	130,000	128,309
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-1 Class A2	5.44	2/12/2039	0	0	139,000	141,067	139,000	141,067
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4	5.24	11/12/2035	32,000	32,509	101,000	102,490	133,000	134,999
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	7/12/2038	0	0	76,000	76,476	76,000	76,476
Morgan Stanley Capital I Series 2003 IQ4 Class A2	4.07	5/15/2040	0	0	25,000	24,385	25,000	24,385
Morgan Stanley Capital I Series 2003-T11 Class A4	5.15	6/13/2041	0	0	129,000	132,373	129,000	132,373
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4/14/2040	0	0	387,000	377,643	387,000	377,643
Morgan Stanley Capital I Series 2004-IQ7 Class A4	5.40	6/15/2038	0	0	253,000	254,063	253,000	254,063
Morgan Stanley Capital I Series 2004-T15 Class A4	5.27	6/13/2041	25,000	25,074	60,000	60,098	85,000	85,172
Morgan Stanley Capital I Series 2004-T15 Class A2	4.69	6/13/2041	350,378	353,328	0	0	350,378	353,328
Morgan Stanley Capital I Series 2005-HQ5 Class A4	5.17	1/14/2042	0	0	40,000	39,427	40,000	39,427
Morgan Stanley Capital I Series 2005-HQ6 Class A4A	4.99	8/13/2042	0	0	260,000	251,674	260,000	251,674
Morgan Stanley Capital I Series 2005-T17 Class A5	4.78	12/13/2041	10,000	9,832	41,000	40,253	51,000	50,085
Morgan Stanley Capital I Series 2006-HQ8 Class A2	5.37	3/12/2044	0	0	44,000	44,735	44,000	44,735
Morgan Stanley Capital I Series 2006-HQ8 Class A4	5.39	3/12/2044	0	0	162,000	156,226	162,000	156,226
Morgan Stanley Capital I Series 2007-HQ11 Class A31	5.44	2/12/2044	54,000	53,522	51,000	50,478	105,000	104,000
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4	6.39	10/15/2035	0	0	388,075	406,154	388,075	406,154
Morgan Stanley Dean Witter Capital I Series 2002-HQ Class A3	6.51	4/15/2034	0	0	35,523	37,464	35,523	37,464
Morgan Stanley Dean Witter Capital I Series 2002-IQ2 Class A4	5.74	12/15/2035	0	0	33,086	34,564	33,086	34,564
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2	4.92	3/12/2035	0	0	383,000	389,425	383,000	389,425
Morgan Stanley Dean Witter Capital I Series 2003-IQ5 Class A4	5.01	4/15/2038	0	0	143,467	146,719	143,467	146,719
Morgan Stanley Dean Witter Capital I Series 2005-HQ5 Class AAB	5.04	1/14/2042	0	0	281,000	285,990	281,000	285,990
Morgan Stanley Dean Witter Capital I Series 2005-HQ7 Class AAB	5.18	11/14/2042	0	0	150,000	153,094	150,000	153,094
Morgan Stanley Dean Witter Captial I Series 2003-TOP9 Class A2	4.74	11/13/2036	0	0	79,000	80,330	79,000	80,330
Nomura Asset Securities Corporation Series 1998-D6 Class A1C	6.69	3/15/2030	0	0	276,462	293,690	276,462	293,690
Salomon Brothers Mortgage Securities Series 2000-C3 Class A2	6.59	12/18/2033	0	0	180,791	183,963	180,791	183,963
Salomon Brothers Mortgage Securities VII Series 2002-KEY2 Class A2	4.47	3/18/2036	0	0	117,224	120,036	117,224	120,036
US Bank NA Series 2007-1 Class A	5.92	5/25/2012	0	0	467,010	491,552	467,010	491,552
Wachovia Bank Commercial Mortgage Trust Series 2002-C1 Class A4	6.29	4/15/2034	0	0	167,000	175,955	167,000	175,955
Wachovia Bank Commercial Mortgage Trust Series 2003-C6 Class A3	4.96	8/15/2035	0	0	81,000	80,723	81,000	80,723
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 ††	4.24	10/15/2035	0	0	23,889	24,043	23,889	24,043
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	0	0	116,000	116,008	116,000	116,008
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A4	5.03	1/15/2041	0	0	91,000	87,022	91,000	87,022
Total Collateralized Mortgage Obligations (Cost $6,160,885, $21,738,618 and $27,899,503, respectively)				6,954,277		22,397,840		29,352,117
Agency Securities 38.1%
FHLMC	4.00	7/15/2017	363,993	377,426	0	0	363,993	377,426
FHLMC	4.50	1/15/2029	350,000	365,265	0	0	350,000	365,265
FHLMC	5.00	12/15/2017	350,000	371,351	0	0	350,000	371,351
FHLMC	5.50	6/1/2036	2,122,139	2,257,836	0	0	2,122,139	2,257,836
FHLMC	5.82	11/1/2036	293,662	313,070	0	0	293,662	313,070
FHLMC	6.15	6/1/2037	299,303	320,263	0	0	299,303	320,263
FHLMC #1B7562 ±	5.98	11/1/2037	0	0	3,095	3,306	3,095	3,306
FHLMC #1G0784 ±	5.69	3/1/2036	0	0	38,900	41,290	38,900	41,290
FHLMC #1G1472 ±	5.73	2/1/2037	0	0	83,814	89,106	83,814	89,106
FHLMC #1G1522 ±	6.00	1/1/2037	0	0	169,140	180,323	169,140	180,323
FHLMC #1G1614 ±	5.91	3/1/2037	0	0	29,563	31,517	29,563	31,517
FHLMC #1G1708 ±	6.13	4/1/2037	0	0	30,695	32,829	30,695	32,829
FHLMC #1G1873 ±	5.70	3/1/2036	0	0	62,493	66,434	62,493	66,434
FHLMC #1G1961 ±	5.98	5/1/2037	0	0	28,873	30,810	28,873	30,810
FHLMC #1G1968 ±	5.95	6/1/2037	0	0	148,798	158,652	148,798	158,652
FHLMC #1J1920 ±	5.65	10/1/2038	0	0	55,665	58,930	55,665	58,930
FHLMC #1Q0794 ±	5.81	11/1/2038	0	0	348,750	371,523	348,750	371,523
FHLMC #1Q0809 ±	5.95	3/1/2038	0	0	231,365	246,446	231,365	246,446
FHLMC #1Q0869 ±	5.62	7/1/2038	0	0	269,838	286,163	269,838	286,163
FHLMC #848156 ±	5.86	9/1/2038	0	0	302,992	322,321	302,992	322,321
FHLMC #A78331	6.00	3/1/2034	0	0	58,304	62,458	58,304	62,458
FHLMC #A79090	6.50	7/1/2034	0	0	129,795	140,422	129,795	140,422
FHLMC #E01279	5.50	1/1/2018	0	0	87,106	92,776	87,106	92,776
FHLMC #E01497	5.50	11/1/2018	0	0	121,607	129,679	121,607	129,679
FHLMC #E01539	5.50	12/1/2018	0	0	98,136	104,650	98,136	104,650
FHLMC #G01737	5.00	12/1/2034	0	0	110,096	113,250	110,096	113,250
FHLMC #G02199	5.00	6/1/2036	0	0	17,839	18,328	17,839	18,328
FHLMC #G11594	5.50	8/1/2019	0	0	83,094	88,583	83,094	88,583
FHLMC #G11653	5.50	12/1/2019	0	0	77,128	82,223	77,128	82,223
FHLMC #G11944	5.50	7/1/2020	0	0	154,329	164,476	154,329	164,476
FHLMC #G12827	5.50	2/1/2021	0	0	194,756	207,318	194,756	207,318
FHLMC #G12888	5.50	7/1/2018	0	0	115,812	123,282	115,812	123,282
FHLMC #G13169	5.50	6/1/2020	0	0	62,590	66,529	62,590	66,529
FHLMC #G13330	6.00	10/1/2019	0	0	150,029	160,715	150,029	160,715
FHLMC #G13367	5.50	12/1/2018	0	0	653,527	695,681	653,527	695,681
FHLMC #J02372	5.50	5/1/2020	0	0	61,484	65,546	61,484	65,546
FHLMC #J02373	5.50	5/1/2020	0	0	57,530	61,331	57,530	61,331
FHLMC #J02376	6.00	5/1/2020	0	0	70,402	75,395	70,402	75,395
FHLMC #P10040	5.50	4/1/2018	0	0	175,162	184,232	175,162	184,232
FNMA	5.98	11/1/2011	192,586	202,859	0	0	192,586	202,859
FNMA	6.06	9/1/2011	274,476	292,190	0	0	274,476	292,190
FNMA	6.20	5/1/2011	292,390	306,314	0	0	292,390	306,314
FNMA	6.44	4/1/2011	189,404	198,612	0	0	189,404	198,612
FNMA	5.50	9/1/2036	2,811,022	2,958,486	0	0	2,811,022	2,958,486
FNMA	6.00	5/1/2038	929,397	987,982	0	0	929,397	987,982
FNMA	6.10	3/1/2012	423,002	452,778	0	0	423,002	452,778
FNMA	6.18	12/1/2047	333,455	357,560	0	0	333,455	357,560
FNMA	7.00	1/1/2040	161,000	176,396	0	0	161,000	176,396
FNMA	7.07	12/1/2010	479,621	479,705	0	0	479,621	479,705
FNMA	5.45	1/1/2036	248,818	263,146	0	0	248,818	263,146
FNMA %%	4.50	TBA	0	0	500,000	499,063	500,000	499,063
FNMA %%	5.50	TBA	0	0	2,500,000	2,616,798	2,500,000	2,616,798
FNMA %%	6.50	TBA	0	0	1,000,000	1,070,938	1,000,000	1,070,938
FNMA #190129	6.00	11/1/2023	0	0	124,592	132,758	124,592	132,758
FNMA #190338	5.50	7/1/2033	0	0	191,356	201,123	191,356	201,123
FNMA #254868	5.00	9/1/2033	0	0	35,515	36,593	35,515	36,593
FNMA #310017	7.00	6/1/2035	0	0	352,631	389,423	352,631	389,423
FNMA #462404 ±	6.28	9/1/2037	0	0	228,023	243,248	228,023	243,248
FNMA #725068	5.50	1/1/2019	0	0	5,684	6,052	5,684	6,052
FNMA #725423	5.50	5/1/2034	0	0	176,010	184,994	176,010	184,994
FNMA #725424	5.50	4/1/2034	0	0	190,905	200,649	190,905	200,649
FNMA #725598	5.50	7/1/2034	0	0	529,629	556,663	529,629	556,663
FNMA #735073	6.00	10/1/2019	0	0	180,210	192,847	180,210	192,847
FNMA #735228	5.50	2/1/2035	0	0	473,704	497,882	473,704	497,882
FNMA #735503	6.00	4/1/2035	0	0	124,457	132,935	124,457	132,935
FNMA #735504	6.00	4/1/2035	0	0	21,380	22,850	21,380	22,850
FNMA #735667	5.00	7/1/2035	0	0	100,866	103,834	100,866	103,834
FNMA #735912	5.50	10/1/2035	0	0	644,069	676,565	644,069	676,565
FNMA #735913	5.50	10/1/2035	0	0	622,933	654,339	622,933	654,339
FNMA #745238	6.00	12/1/2020	0	0	92,099	98,702	92,099	98,702
FNMA #878099	6.00	4/1/2036	0	0	343,709	365,083	343,709	365,083
FNMA #888560	6.00	11/1/2035	0	0	131,214	140,153	131,214	140,153
FNMA #888635	5.50	9/1/2036	0	0	126,986	133,468	126,986	133,468
FNMA #888911 ±	6.12	11/1/2037	0	0	104,016	111,124	104,016	111,124
FNMA #888941 ±	6.02	10/1/2037	0	0	226,629	241,892	226,629	241,892
FNMA #889069	5.50	1/1/2021	0	0	489,915	521,666	489,915	521,666
FNMA #889183	5.50	9/1/2021	0	0	350,635	373,360	350,635	373,360
FNMA #889213	5.50	10/1/2020	0	0	355,123	378,693	355,123	378,693
FNMA #889318	5.50	7/1/2020	0	0	947,227	1,008,617	947,227	1,008,617
FNMA #889451	6.00	5/1/2038	0	0	303,179	321,417	303,179	321,417
FNMA #889568	5.50	3/1/2020	0	0	346,731	369,203	346,731	369,203
FNMA #889585	5.50	9/1/2036	0	0	1,168,940	1,228,605	1,168,940	1,228,605
FNMA #893916 ±	6.27	10/1/2036	0	0	57,901	61,667	57,901	61,667
FNMA #905629 ±	6.11	12/1/2036	0	0	77,368	82,658	77,368	82,658
FNMA #906403 ±	6.01	1/1/2037	0	0	90,425	96,377	90,425	96,377
FNMA #906404 ±	5.92	1/1/2037	0	0	114,900	122,475	114,900	122,475
FNMA #909569 ±	5.88	2/1/2037	0	0	83,044	88,468	83,044	88,468
FNMA #910293 ±	5.93	3/1/2037	0	0	61,131	65,117	61,131	65,117
FNMA #914819 ±	5.98	4/1/2037	0	0	94,958	101,180	94,958	101,180
FNMA #917820 ±	5.67	5/1/2037	0	0	48,668	51,670	48,668	51,670
FNMA #917828 ±	5.74	5/1/2037	0	0	27,990	29,757	27,990	29,757
FNMA #917893 ±	5.59	5/1/2037	0	0	103,914	110,106	103,914	110,106
FNMA #931676	5.50	1/1/2019	0	0	291,391	310,732	291,391	310,732
FNMA #942510	6.00	8/1/2037	0	0	182,370	193,455	182,370	193,455
FNMA #945657 ±	6.23	9/1/2037	0	0	72,410	76,820	72,410	76,820
FNMA #946228 ±	6.12	9/1/2037	0	0	111,047	118,474	111,047	118,474
FNMA #949739	6.00	10/1/2037	0	0	540,100	572,928	540,100	572,928
FNMA #960622	6.00	1/1/2038	0	0	204,676	217,116	204,676	217,116
FNMA #973123 ±	5.60	2/1/2038	0	0	75,614	79,893	75,614	79,893
FNMA #983499	5.50	7/1/2035	0	0	785,134	825,208	785,134	825,208
FNMA #995023	5.50	8/1/2037	0	0	0	0	0	0
FNMA #995092	6.50	12/1/2037	0	0	290,721	310,344	290,721	310,344
FNMA #995182	5.50	6/1/2020	0	0	516,646	550,937	516,646	550,937
FNMA #995203	5.00	7/1/2035	0	0	1,286,820	1,325,894	1,286,820	1,325,894
FNMA #995226	6.00	11/1/2038	0	0	16,487	17,489	16,487	17,489
FNMA #995233	5.50	10/1/2021	0	0	1,336,660	1,424,960	1,336,660	1,424,960
FNMA #995485	6.00	4/1/2035	0	0	425,064	454,287	425,064	454,287
FNMA #995486	6.00	3/1/2036	0	0	237,870	254,224	237,870	254,224
FNMA #995508	6.00	12/1/2035	0	0	242,683	259,216	242,683	259,216
FNMA #995511	5.50	12/1/2018	0	0	126,532	134,535	126,532	134,535
FNMA #995664	4.50	11/1/2033	0	0	262,757	263,852	262,757	263,852
FNMA #AD0211	5.50	5/1/2019	0	0	129,527	137,720	129,527	137,720
FNMA #AD0212	5.50	4/1/2021	0	0	100,943	107,643	100,943	107,643
FNMA #AD0531	5.50	11/1/2023	0	0	63,000	67,262	63,000	67,262
FNMA #AD0584	7.00	1/1/2040	0	0	157,000	173,608	157,000	173,608
FNMA %%	4.50	TBA	1,800,000	1,792,719	0	0	1,800,000	1,792,719
FNMA %%	5.00	TBA	900,000	923,625	0	0	900,000	923,625
FNMA Series 2005-16 Class PE	5.00	3/25/2034	0	0	324,000	336,108	324,000	336,108
FNMA Series 2009-M1 Class A2	4.29	7/25/2019	0	0	367,000	365,525	367,000	365,525
FNMA Series 2009-M2 Class A3	4.00	1/25/2019	0	0	241,000	233,222	241,000	233,222
FNMA %%	4.50	TBA	0	0	4,500,000	4,476,096	4,500,000	4,476,096
GNMA %%	4.50	TBA	0	0	1,500,000	1,493,441	1,500,000	1,493,441
GNMA %%	4.50	TBA	0	0	0	0	0	0
GNMA #782044	6.50	12/15/2032	0	0	503,126	540,085	503,126	540,085
Total Agency Securities (Cost $14,400,110, $34,009,455 and $48,409,565, respectively)				13,397,583		34,398,610		47,796,193
Corporate Bonds & Notes 16.7%
Banking 1.5%
Achmea Hypotheekbank NV ††	3.20	11/3/2014	0	0	425,000	424,177	425,000	424,177
Commonwealth Bank of Australia ††	3.75	10/15/2014	0	0	170,000	170,413	170,000	170,413
Commonwealth Bank of Australia ††	5.00	10/15/2019	0	0	170,000	168,781	170,000	168,781
NIBC Bank NV ††	2.80	12/2/2014	0	0	285,000	277,328	285,000	277,328
NIBC Bank NV	4.88	11/19/2019	0	0	125,000	123,376	125,000	123,376
Nordea Bank AB ††	2.50	11/13/2012	0	0	165,000	164,389	165,000	164,389
Nordea Bank AB ††	3.70	11/13/2014	0	0	195,000	194,624	195,000	194,624
Westpac Banking Corporation	2.25	11/19/2012	0	0	300,000	299,293	300,000	299,293
				0		1,822,381		1,822,381
Biotechnology 0.2%
Amgen Incorporated	6.40	2/1/2039	55,000	60,558	175,000	192,022	230,000	252,580
Brewery 0.4%
Anheuser-Busch InBev Worldwide Incorporated ††	7.75	1/15/2019	100,000	117,275	310,000	362,946	410,000	480,221
Chemicals & Allied Products 0.5%
Dow Chemical Company	4.85	8/15/2012	0	0	200,000	210,192	200,000	210,192
Dow Chemical Company	8.55	5/15/2019	95,000	113,539	305,000	363,909	210,000	477,448
				113,539		574,101		687,640
Communications 0.5%
Comcast Cable Communications Holdings Incorporated	8.38	3/15/2013	0	0	198,000	228,234	198,000	228,234
Grupo Televisa SA ††	6.63	1/15/2040	0	0	165,000	163,173	165,000	163,173
Qwest Corporation	7.50	10/1/2014	0	0	235,000	244,106	235,000	244,106
				0		635,513		635,513
Computer Hardware 0.2%
Dell Incorporated	5.88	6/15/2019	25,000	26,504	75,000	79,368	100,000	105,872
Hewlett-Packard Company	4.75	6/2/2014	80,000	85,514	0	0	80,000	85,514
				112,018		79,368		191,386
Depository Institutions 2.8%
American Express Company	7.25	5/20/2014	45,000	50,825	0	0	45,000	50,825
American Express Company	8.15	3/19/2038	40,000	50,204	0	0	40,000	50,204
Bank of America Corporation	7.38	5/15/2014	130,000	147,652	410,000	465,233	540,000	612,885
Bank of America Corporation	6.00	9/1/2017	40,000	41,580	125,000	129,741	165,000	171,321
Bank of America Corporation	5.75	12/1/2017	45,000	46,154	135,000	138,242	180,000	184,396
Bear Stearns Companies	6.95	8/10/2012	30,000	33,539	0	0	30,000	33,539
Capital One Bank USA NA	8.80	7/15/2019	0	0	250,000	295,417	250,000	295,417
Citigroup Incorporated	1.88	10/22/2012	0	0	370,000	368,602	370,000	368,602
Citigroup Incorporated	6.38	8/12/2014	60,000	62,877	185,000	193,678	245,000	256,555
Goldman Sachs Group Incorporated	5.45	11/1/2012	85,000	91,450	0	0	85,000	91,450
Goldman Sachs Group Incorporated	5.79	12/29/2049	115,000	89,700	0	0	115,000	89,700
Goldman Sachs Group Incorporated	6.75	10/1/2037	200,000	206,230	0	0	200,000	206,230
JPMorgan Chase & Company	6.80	10/1/2037	60,000	59,798	0	0	60,000	59,798
JPMorgan Chase & Company	5.38	10/1/2012	0	0	110,000	119,034	110,000	119,034
Lazard Group, LLC	6.85	6/15/2017	85,000	85,666	0	0	85,000	85,666
Lazard Group, LLC	7.13	5/15/2015	85,000	88,340	0	0	85,000	88,340
Liberty Mutual Group ††	7.50	8/15/2036	40,000	36,722	0	0	40,000	36,722
Morgan Stanley	5.63	9/23/2019	0	0	200,000	201,462	200,000	201,462
Morgan Stanley	5.95	12/28/2017	200,000	206,614	0	0	200,000	206,614
Morgan Stanley	6.00	5/13/2014	100,000	107,623	0	0	100,000	107,623
WEA Finance, LLC ††	7.13	4/15/2018	70,000	76,654	0	0	70,000	76,654
WEA Finance, LLC ††	7.50	6/2/2014	55,000	61,950	0	0	55,000	61,950
				1,543,578		1,911,409		3,454,987
Electric Utilities 0.3%
FirstEnergy Solutions Company	4.80	2/15/2015	0	0	60,000	61,242	60,000	61,242
FirstEnergy Solutions Company	6.05	8/15/2021	0	0	185,000	186,629	185,000	186,629
FirstEnergy Solutions Company	6.80	8/15/2039	0	0	75,000	75,750	75,000	75,750
Progress Energy Incorporated	6.85	4/15/2012	0	0	100,000	108,549	100,000	108,549
				0		432,170		432,170
Electric, Gas & Sanitary Services 1.2%
Dominion Resources Incorporated Puttable §	8.88	1/15/2019	120,000	149,790	375,000	467,330	495,000	617,120
DPL Incorporated	6.88	9/1/2011	0	0	215,000	229,776	215,000	229,776
Duke Energy Corporation	6.30	2/1/2014	55,000	60,533	165,000	181,437	220,000	241,970
Exelon Corporation	5.20	10/1/2019	15,000	15,035	0	0	15,000	15,035
Exelon Corporation	6.25	10/1/2039	30,000	30,669	0	0	30,000	30,669
FirstEnergy Solutions Company	4.80	2/15/2015	20,000	20,437	0	0	20,000	20,437
FirstEnergy Solutions Company	6.05	8/15/2021	60,000	60,654	0	0	60,000	60,654
FirstEnergy Solutions Company	6.80	8/15/2039	25,000	25,331	0	0	25,000	25,331
Nevada Power Company Series A	8.25	6/1/2011	0	0	300,000	324,286	300,000	324,286
				362,449		1,202,829		1,565,278
Electronic & Other Electrical Equipment & Components, Except Computer Equipment 0.5%
Cisco Systems Incorporated	5.90	2/15/2039	0	0	50,000	50,554	50,000	50,554
Exelon Generation Company LLC	5.20	10/1/2019	0	0	50,000	50,022	50,000	50,022
Exelon Generation Company LLC	6.25	10/1/2039	0	0	100,000	101,883	100,000	101,883
Hewlett-Packard Company	4.75	6/2/2014	0	0	260,000	277,643	260,000	277,643
Husky Energy Incorporated	5.90	6/15/2014	30,000	32,733	0	0	30,000	32,733
Husky Energy Incorporated	7.25	12/15/2019	50,000	57,885	0	0	50,000	57,885
Total Capital SA	3.13	10/2/2015	120,000	118,671	0	0	120,000	118,671
				209,289		480,102		689,391
Health Services 0.2%
Coventry Health Care Incorporated	5.95	3/15/2017	60,000	54,484	185,000	167,754	245,000	222,238
Insurance Carriers 0.3%
Liberty Mutual Group ††(i)	7.50	8/15/2036	0	0	116,000	106,204	116,000	106,204
UnitedHealth Group Incorporated	6.88	2/15/2038	65,000	67,393	200,000	206,710	265,000	274,103
				67,393		312,914		380,307
Mining & Quarrying of Nonmetallic Minerals, Except Fuels 0.1%
Vale Overseas Limited	6.88	11/10/2039	0	0	170,000	171,143	170,000	171,143
Motion Pictures 0.1%
News America Incorporated ††	6.90	8/15/2039	25,000	27,362	85,000	92,724	110,000	120,086
Non-Depository Credit Institutions 0.8%
American Express Company	7.25	5/20/2014	0	0	145,000	163,614	145,000	163,614
American Express Company	8.15	3/19/2038	0	0	125,000	156,395	125,000	156,395
Credit Suisse New York	6.00	2/15/2018	0	0	160,000	167,414	160,000	167,414
JPMorgan Chase Bank National Series BKNT	6.00	10/1/2017	0	0	300,000	321,202	300,000	321,202
JPMorgan Chase Capital XXV	6.80	10/1/2037	0	0	185,000	183,809	185,000	183,809
Private Export Funding Corporation	3.05	10/15/2014	0	0	70,000	69,533	70,000	69,533
				0		1,061,967		1,061,967
Oil & Gas Extraction 0.5%
Anadarko Petroleum Corporation	8.70	3/15/2019	70,000	87,219	215,000	267,442	285,000	354,661
Petrobras International Finance Company	6.88	1/20/2040	0	0	135,000	138,726	135,000	138,726
Valero Energy Corporation	9.38	3/15/2019	25,000	29,783	85,000	101,099	110,000	130,882
				117,002		507,267		624,269
Pharmaceuticals 0.3%
Pfizer Incorporated	5.35	3/15/2015	90,000	98,474	289,000	315,850	379,000	414,324
Pipelines 0.8%
Energy Transfer Partners LP	8.50	4/15/2014	40,000	46,214	125,000	144,287	165,000	190,501
Energy Transfer Partners LP	9.00	4/15/2019	60,000	71,636	180,000	214,556	240,000	286,192
Kinder Morgan Incorporated	6.50	9/1/2012	110,000	114,950	430,000	447,200	540,000	562,150
				232,800		806,043		1,038,843
Real Estate 0.4%
WEA Finance LLC ††	7.50	6/2/2014	0	0	175,000	196,927	175,000	196,927
WEA Finance LLC ††	7.13	4/15/2018	0	0	215,000	235,068	215,000	235,068
WEA Finance LLC ††	6.75	9/2/2019	0	0	110,000	118,112	110,000	118,112
				0		550,107		550,107
Real Estate Investment Trusts (REITS) 0.4%
HCP Incorporated Series MTN	6.30	9/15/2016	0	0	60,000	58,563	60,000	58,563
HCP Incorporated Series MTN	6.70	1/30/2018	0	0	65,000	63,059	65,000	63,059
HCP Incorporated	5.65	12/15/2013	60,000	60,157	0	0	60,000	60,157
HCP Incorporated	6.00	1/30/2017	10,000	9,424	0	0	10,000	9,424
HCP Incorporated	6.30	9/15/2016	20,000	19,547	0	0	20,000	19,547
HCP Incorporated	6.70	1/30/2018	20,000	19,433	0	0	20,000	19,433
Health Care Property Investors Incorporated	5.65	12/15/2013	0	0	195,000	195,339	195,000	195,339
Health Care Property Investors Incorporated	6.00	1/30/2017	0	0	40,000	37,644	40,000	37,644
Mack-Cali Realty Corporation	7.75	8/15/2019	20,000	20,730	60,000	62,085	80,000	82,815
				129,291		416,690		545,981
Security & Commodity Brokers, Dealers, Exchanges & Services 1.9%
Bear Stearns Companies Incorporated Series MTN	6.95	8/10/2012	0	0	100,000	111,728	100,000	111,728
Goldman Sachs Capital II	5.79	12/29/2049	0	0	375,000	290,625	375,000	290,625
Goldman Sachs Group Incorporated	5.45	11/1/2012	0	0	265,000	284,922	265,000	284,922
Goldman Sachs Group Incorporated	5.13	1/15/2015	0	0	120,000	126,090	120,000	126,090
Goldman Sachs Group Incorporated	6.75	10/1/2037	0	0	260,000	267,251	260,000	267,251
Lazard Group LLC	7.13	5/15/2015	0	0	270,000	280,299	270,000	280,299
Lazard Group LLC	6.85	6/15/2017	0	0	260,000	261,660	260,000	261,660
Morgan Stanley	6.00	5/13/2014	0	0	270,000	290,305	270,000	290,305
Morgan Stanley	7.25	4/1/2032	0	0	115,000	130,813	115,000	130,813
Morgan Stanley Series MTN	5.25	11/2/2012	0	0	120,000	127,674	120,000	127,674
Morgan Stanley Series MTN	5.95	12/28/2017	0	0	195,000	201,131	195,000	201,131
				0		2,372,498		2,372,498
Telecommunications 1.8%
America Movil SAB de CV	5.55	2/1/2014	0	0	70,000	75,969	70,000	75,969
America Movil SAB de CV ††	5.00	10/16/2019	0	0	296,000	289,422	296,000	289,422
AT&T Corporation	8.38	3/15/2013	65,000	74,979	0	0	65,000	74,979
Cellco Partnership / Verizon Wireless Capital LLC	7.38	11/15/2013	0	0	430,000	493,926	430,000	493,926
Cellco Partnership / Verizon Wireless Capital LLC	3.75	5/20/2011	0	0	265,000	273,259	265,000	273,259
Cellco Partnership / Verizon Wireless Capital LLC	8.50	11/15/2018	0	0	140,000	173,653	140,000	173,653
Cisco Systems Incorporated	4.45	1/15/2020	80,000	78,636	255,000	250,151	335,000	328,787
Cisco Systems Incorporated	5.50	1/15/2040	75,000	71,972	230,000	219,928	305,000	291,900
Cisco Systems Incorporated	5.90	2/15/2039	15,000	15,219	0	0	15,000	15,219
Verizon Communications Incorporated	3.75	5/20/2011	85,000	87,679	0	0	85,000	87,679
Verizon Communications Incorporated	5.55	2/1/2014	20,000	21,725	0	0	20,000	21,725
Verizon Communications Incorporated	7.38	11/15/2013	50,000	57,482	0	0	50,000	57,482
Verizon Communications Incorporated	8.50	11/15/2018	45,000	55,908	0	0	45,000	55,908
				463,600		1,776,308		2,239,908
Tobacco Products 0.4%
Altria Group Incorporated	9.70	11/10/2018	90,000	111,429	275,000	339,946	365,000	451,375
Wholesale Trade Non-Durable Goods 0.5%
Carefusion Corporation ††	5.13	8/1/2014	65,000	68,398	205,000	215,499	270,000	283,897
Carefusion Corporation ††	6.38	8/1/2019	40,000	42,898	135,000	144,520	175,000	187,418
Carefusion Corporation ††	4.13	8/1/2012	0	0	110,000	113,401	110,000	113,401
				111,296		473,420		584,716
Total Corporate Bonds (Cost $3,955,686, $16,083,642 and $20,039,328, respectively)				3,931,837		17,057,472		20,989,309
Yankee Bonds - Corporate 7.1%
Achmea Hypotheekbank NV ††	3.20	11/3/2014	135,000	134,888	0	0	135,000	134,888
America Movil S.A.B. de C.V. †† ADS	5.00	10/16/2019	100,000	97,964	0	0	100,000	97,964
Barclays Bank plc Series 1	5.00	9/22/2016	0	0	195,000	199,253	195,000	199,253
BP Capital Markets plc	3.88	3/10/2015	185,000	190,294	585,000	601,037	770,000	791,331
Brazil Federative Republic Global Bond	5.88	1/15/2019	0	0	100,000	106,500	100,000	106,500
British Sky Broadcasting Group plc ††	9.50	11/15/2018	45,000	57,783	150,000	192,305	195,000	250,088
British Telecom plc	9.63	12/15/2030	0	0	165,000	210,246	165,000	210,246
Cenovus Energy Incorporated ††	5.70	10/15/2019	50,000	52,251	150,000	156,460	200,000	208,711
Commonwealth Bank of Australia ††	3.75	10/15/2014	55,000	55,194	0	0	55,000	55,194
Commonwealth Bank of Australia ††	5.00	10/15/2019	55,000	54,710	0	0	55,000	54,710
Credit Suisse First Boston	6.00	2/15/2018	150,000	157,203	0	0	150,000	157,203
Credit Suisse New York	5.00	5/15/2013	0	0	190,000	202,623	190,000	202,623
Enel Financial International SA ††	6.00	10/7/2039	0	0	185,000	185,979	185,000	185,979
Enel Financial International SA ††	5.13	10/7/2019	0	0	110,000	110,679	110,000	110,679
Export-Import Bank of Korea	5.50	10/17/2012	0	0	105,000	111,725	105,000	111,725
Export-Import Bank of Korea	5.88	1/14/2015	0	0	205,000	219,988	205,000	219,988
Federal Republic of Brazil	5.63	1/7/2041	0	0	140,000	131,950	140,000	131,950
France Telecom SA	7.75	3/1/2011	35,000	37,523	110,000	117,895	145,000	155,418
Grupo Televisa S.A. de C.V. †† ADS	6.63	1/15/2040	55,000	54,666	0	0	55,000	54,666
HSBC Holdings plc	6.80	6/1/2038	0	0	145,000	157,364	145,000	157,364
Husky Energy Incorporated	5.90	6/15/2014	0	0	95,000	103,555	95,000	103,555
Husky Energy Incorporated	7.25	12/15/2019	0	0	165,000	190,674	165,000	190,674
Hutchison Whampoa Limited ††	4.63	9/11/2015	130,000	131,494	415,000	418,731	545,000	550,225
NIBC Bank NV ††	2.80	12/2/2014	100,000	97,419	0	0	100,000	97,419
Petrobras Energia S.A.	6.88	1/20/2040	45,000	46,467	0	0	45,000	46,467
Petrobras International Finance Company	7.88	3/15/2019	65,000	75,258	200,000	230,562	265,000	305,820
Ras Laffan Liquefied Natural Gas Company Limited III ††	5.50	9/30/2014	0	0	270,000	282,864	270,000	282,864
Rio Tinto Finance USA Limited	5.88	7/15/2013	50,000	53,995	155,000	167,251	205,000	221,246
Rio Tinto Finance USA Limited	9.00	5/1/2019	45,000	57,046	140,000	177,182	185,000	234,228
Rogers Cable Incorporated	5.50	3/15/2014	20,000	21,451	70,000	75,007	90,000	96,458
Rogers Wireless Incorporated	6.38	3/1/2014	100,000	110,821	315,000	348,766	415,000	459,587
Shell International Finance	4.00	3/21/2014	95,000	99,231	305,000	318,277	400,000	417,508
Societe Financement de L'economie Francaise ††	2.88	9/22/2014	0	0	380,000	377,043	380,000	377,043
State of Qatar ††	5.25	1/20/2020	0	0	175,000	176,313	175,000	176,313
Suncor Energy Incorporated	6.50	6/15/2038	0	0	185,000	194,384	185,000	194,384
Swedish Export Credit	3.25	9/16/2014	130,000	130,120	405,000	404,935	535,000	535,055
Telefonica Emisiones SAU	5.98	6/20/2011	0	0	175,000	185,088	175,000	185,088
Thomson Reuters Corporation	5.95	7/15/2013	0	0	95,000	103,998	95,000	103,998
Total Capital SA	3.13	10/2/2015	0	0	370,000	365,427	370,000	365,427
Vale S.A. ADS	6.88	11/10/2039	55,000	55,645	0	0	55,000	55,645
Westfield Group ††	5.40	10/1/2012	0	0	151,000	160,179	151,000	160,179
Westpac Banking Corporation	2.25	11/19/2012	95,000	94,841	0	0	95,000	94,841
Total Yankee Bonds - Corporate (Cost $1,885,260, $6,721,684 and $8,606,944, respectively)				1,866,264		6,984,240		8,850,504
Yankee Bonds - Government 1.4%
Province of Ontario Canada	4.00	10/7/2019	40,000	38,378	125,000	119,693	165,000	158,071
Province of Ontario Canada	4.10	6/16/2014	180,000	188,041	565,000	589,642	745,000	777,683
Republic of Korea	7.13	4/16/2019	135,000	155,069	430,000	492,210	565,000	647,279
Societe Financement de L'economie Francaise ††	2.88	9/22/2014	120,000	119,196	0	0	120,000	119,196
Total Yankee Bonds - Government (Cost $511,808, $1,125,747 and $1,637,555, respectively)				500,684		1,201,545		1,702,229
US Treasury Securities 12.3%
US Treasury Bonds 3.6%
US Treasury Bond	7.13	2/15/2023	0	0	200,000	256,500	200,000	256,500
US Treasury Bond	6.25	5/15/2030	0	0	536,000	654,757	536,000	654,757
US Treasury Bond «	5.38	2/15/2031	0	0	1,289,000	1,424,345	1,289,000	1,424,345
US Treasury Bond	3.50	2/15/2039	575,000	471,141	402,000	329,263	977,000	800,404
US Treasury Bond	4.25	5/15/2039	0	0	390,000	365,869	390,000	365,869
US Treasury Bond	4.50	8/15/2039	217,000	212,152	460,000	449,578	677,000	661,730
US Treasury Bond	4.38	11/15/2039	0	0	308,000	294,814	308,000	294,814
				683,293		3,775,126		4,458,419
US Treasury Notes 8.7%
US Treasury Note	0.88	5/31/2011	0	0	348,000	348,421	348,000	348,421
US Treasury Note	1.00	8/31/2011	0	0	90,000	90,046	90,000	90,046
US Treasury Note	1.38	10/15/2012	310,000	308,353	77,000	76,567	387,000	384,920
US Treasury Note	2.13	11/30/2014	982,000	959,063	81,000	79,083	1,063,000	1,038,146
US Treasury Note	2.63	12/31/2014	666,000	664,284	1,719,000	1,714,032	2,385,000	2,378,316
US Treasury Note	2.75	11/30/2016	0	0	109,000	104,938	109,000	104,938
US Treasury Note	2.75	2/15/2019	0	0	644,000	592,883	644,000	592,883
US Treasury Note	3.63	8/15/2019	0	0	1,955,000	1,922,009	1,955,000	1,922,009
US Treasury Note	3.38	11/15/2019	2,367,000	2,277,511	1,640,000	1,577,484	4,007,000	3,854,995
US Treasury Note	3.13	5/15/2019	250,000	236,836	0	0	250,000	236,836
				4,446,047		6,505,463		10,951,510
Total US Treasury Securities (Cost $5,248,607, $10,675,652 and $15,924,259, respectively)				5,129,340		10,280,589		15,409,929

Collateral for Securities Lending 1.2%
Collateral Invested in Money Market Funds 0.2%	Yield		Shares	Value	Shares	Value	Shares	Value
AIM STIT-Liquid Assets Portfolio q	0.18		0	0	50,737	50,737	50,737	50,737
BlackRock Liquidity Funds TempFund Portfolio q	0.11		0	0	50,737	50,737	50,737	50,737
DWS Money Market Series Institutional q	0.17		0	0	50,737	50,737	50,737	50,737
JPMorgan Prime Money Market Fund q	0.14		0	0	50,746	50,746	50,746	50,746
				0		202,957		202,957
	Interest	Maturity
Collateral Invested in Other Assets 1.0%	Rate	Date
Antalis US Funding Corporation ††(p)	0.28	1/7/2010	0	0	7,353	7,353	7,353	7,353
Antalis US Funding Corporation ††(p)	0.29	1/29/2010	0	0	11,030	11,027	11,030	11,027
Atlantic Asset Securitization Corporation ††(p)	0.19	1/15/2010	0	0	22,059	22,058	22,059	22,058
Banco Santander SA (Madrid)	0.08	1/4/2010	0	0	17,280	17,280	17,280	17,280
Bank of America Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value 58,827)	0.01	1/4/2010	0	0	58,825	58,825	58,825	58,825
Bank of Ireland	0.05	1/4/2010	0	0	17,280	17,280	17,280	17,280
BNP Paribas (Paris)	0.11	1/4/2010	0	0	17,280	17,280	17,280	17,280
Calcasieu Parish LA ±§	0.37	12/1/2027	0	0	809	809	809	809
California Pollution Control Financing Authority ±§	0.25	11/1/2026	0	0	17,648	17,648	17,648	17,648
California Statewide Communities Development Authority ±§	0.32	6/1/2028	0	0	2,353	2,353	2,353	2,353
Calyon (New York)	0.18	1/8/2010	0	0	13,971	13,971	13,971	13,971
Colorado Housing & Finance Authority ±§	0.28	10/1/2038	0	0	1,950	1,950	1,950	1,950
Commerzbank AG (Grand Cayman)	0.00	1/4/2010	0	0	19,118	19,118	19,118	19,118
Cook County IL ±§	0.40	11/1/2030	0	0	3,677	3,677	3,677	3,677
Credit Suisse First Boston Repurchase Agreement - 102% Collateralized by Mortgage Backed Securities (Maturity Value 12,868)	0.01	1/4/2010	0	0	12,868	12,868	12,868	12,868
Danske Bank A/S Copenhagen	0.12	1/4/2010	0	0	17,280	17,280	17,280	17,280
Denver CO City & County School District ±§	0.35	12/15/2037	0	0	12,500	12,500	12,500	12,500
ENI Finance USA Incorporated ††	0.19	2/4/2010	0	0	20,589	20,585	20,589	20,585
Fortis Bank NV SA	0.19	1/19/2010	0	0	7,353	7,353	7,353	7,353
GDF Suez ††	0.19	1/12/2010	0	0	2,206	2,206	2,206	2,206
Gotham Funding Corporation ††(p)	0.18	1/15/2010	0	0	18,383	18,382	18,383	18,382
Gotham Funding Corporation ††(p)	0.19	1/5/2010	0	0	3,677	3,677	3,677	3,677
Govco Incorporated ††(p)	0.19	1/12/2010	0	0	22,059	22,058	22,059	22,058
Gryphon Funding Limited (i)(a)	0.00	8/5/2010	0	0	303,035	116,911	303,035	116,911
Gulf Coast Waste Disposal Authority ±§	0.23	5/1/2023	0	0	10,294	10,294	10,294	10,294
Gulf Coast Waste Disposal Authority ±§	0.23	7/1/2034	0	0	7,463	7,463	7,463	7,463
Hamilton County OH Hospitals ±§	0.20	5/15/2037	0	0	12,089	12,089	12,089	12,089
Henrico County VA Economic Development Authority ±§	0.27	11/1/2042	0	0	1,213	1,213	1,213	1,213
Houston TX Utility System ±§	0.25	5/15/2034	0	0	5,956	5,956	5,956	5,956
Illinois Educational Facilities Authority Revenues ±§	0.28	7/1/2029	0	0	2,103	2,103	2,103	2,103
Indiana Municipal Power Agency ±§	0.28	1/1/2018	0	0	1,471	1,471	1,471	1,471
ING USA Funding LLC	0.20	1/4/2010	0	0	2,132	2,132	2,132	2,132
JPMorgan Chase Repurchase Agreement - 102% Collateralized by US Treasury Securities (Maturity Value 12,868)	0.01	1/4/2010	0	0	12,868	12,868	12,868	12,868
Kansas City MO Special Obligation ±§	0.28	4/15/2025	0	0	2,206	2,206	2,206	2,206
Koch Resources LLC ††	0.19	1/25/2010	0	0	14,339	14,337	14,339	14,337
Koch Resources LLC ††	0.19	1/29/2010	0	0	8,456	8,455	8,456	8,455
Lloyds TSB Bank plc	0.18	1/8/2010	0	0	18,383	18,383	18,383	18,383
LMA Americas LLC ††(p)	0.19	1/19/2010	0	0	7,353	7,352	7,353	7,352
Massachusetts HEFA ±§	0.22	10/1/2034	0	0	18,236	18,236	18,236	18,236
Matchpoint Master Trust ††(p)	0.19	1/5/2010	0	0	3,640	3,640	3,640	3,640
Matchpoint Master Trust ††(p)	0.20	1/27/2010	0	0	14,706	14,704	14,706	14,704
Montgomery County TN Public Building ±§	0.27	2/1/2036	0	0	2,018	2,018	2,018	2,018
New Jersey State Turnpike Authority ±§	0.28	1/1/2018	0	0	1,471	1,471	1,471	1,471
New York State Dormitory Authority ±§	0.25	7/1/2034	0	0	16,177	16,177	16,177	16,177
Newport Beach California Revenue ±§	0.22	12/1/2040	0	0	14,706	14,706	14,706	14,706
Nieuw Amsterdam Receivables Corporation ††(p)	0.20	1/12/2010	0	0	13,419	13,419	13,419	13,419
Nieuw Amsterdam Receivables Corporation ††(p)	0.21	1/11/2010	0	0	5,883	5,882	5,883	5,882
North Dakota Housing Finance Agency ±§	0.29	1/1/2034	0	0	3,599	3,599	3,599	3,599
Regency Markets #1 LLC ††(p)	0.20	1/7/2010	0	0	8,088	8,088	8,088	8,088
San Antonio TX Education Facilities Corporation ±§	0.18	12/1/2028	0	0	9,923	9,923	9,923	9,923
Sanpaolo IMI US Financial Company	0.19	1/19/2010	0	0	23,530	23,528	23,530	23,528
Scaldis Capital Limited	0.24	1/6/2010	0	0	15,442	15,441	15,442	15,441
Societe Generale Bannon LLC	0.18	1/11/2010	0	0	2,941	2,941	2,941	2,941
Societe Generale North America	0.21	2/1/2010	0	0	19,118	19,115	19,118	19,115
Starbird Funding Corporation	0.19	1/6/2010	0	0	22,059	22,059	22,059	22,059
Sumitomo Trust & Banking Company ††(p)	0.22	1/5/2010	0	0	22,059	22,059	22,059	22,059
Tasman Funding Incorporated ††(p)	0.24	1/5/2010	0	0	5,809	5,809	5,809	5,809
Tulip Funding Corporation ††(p)	0.19	1/7/2010	0	0	17,712	17,712	17,712	17,712
Tulsa County OK Industrial Authority Revenue ±§	0.25	7/1/2032	0	0	4,853	4,853	4,853	4,853
UniCredito Italiano (New York)	0.25	1/4/2010	0	0	22,059	22,059	22,059	22,059
Vermont State Student Assistance Corporation ±§	0.30	12/15/2040	0	0	2,206	2,206	2,206	2,206
VFNC Corporation ±††(i)(a)	0.45	9/30/2010	0	0	928,186	473,375	928,186	473,375
Victory Receivables Corporation ††(p)	0.19	1/11/2010	0	0	11,030	11,029	11,030	11,029
Victory Receivables Corporation ††(p)	0.20	1/13/2010	0	0	9,559	9,558	9,559	9,558
Yorktown Capital LLC ††(p)	0.19	2/3/2010	0	0	22,059	22,054	22,059	22,054
				0		1,336,432		1,336,432
Total Collateral for Securities Lending (Cost $0, $1,478,743 and $1,478,743, respectively)				0		1,539,389		1,539,389
Municipal Bonds & Notes 0.4%
California State Build America Bonds (Property Tax Revenue)	7.30	10/1/2039	80,000	75,606	255,000	240,174	335,000	315,780
North Texas Tollway Build America Bonds (Toll Road Revenue)	6.72	1/1/2049	40,000	42,068	130,000	135,035	170,000	177,103
Total Municipal Bonds & Notes (cost $120,351, $387,099 and $507,450, respectively)				117,674		375,209		492,883

Short-Term Investments 2.7%
Mutual Funds 2.7%	Yield		Shares	Value	Shares	Value	Shares	Value
Evergreen Institutional Money Market Fund Class I q ø	0.01		953,014	953,014	0	0	953,014	953,014
Wells Fargo Advantage Money Market Trust ~‡ q	0.08		0	0	2,468,392	2,468,391	2,468,392	2,468,391
Total Short-Term Investments (Cost $953,014, $2,468,391 and $3,421,405 respectively)				953,014		2,468,391		3,421,405
Total Investments (Cost $35,023,280, $101,075,154 and $136,098,434 respectively) 109.9%				34,638,955		103,146,669		137,785,624
Securities sold short (1.3%)	Interest		Principal		Principal		Principal
Schedule of TBA Sale Commitments (1.3%)	Rate		Amount	Value	Amount	Value	Amount	Value
FNMA %%	5.50	TBA	(500,000)	(528,828)	0	0	(500,000)	(528,828)
FNMA %%	5.50	TBA	(400,000)	(418,750)	0	0	(400,000)	(418,750)
FNMA %%	6.00	TBA	(100,000)	(105,921)	0	0	(100,000)	(105,921)
FNMA %%	6.00	TBA	0	0	(50,000)	(529,531)	(50,000)	(529,531)
Total securities sold short (proceeds $1,063,997, $530,234 and $1,594,231, respectively)				(1,053,499)		(529,531)		(1,583,030)
Other Assets and Liabilities (8.6%)				(3,247,588)		(7,482,736)		(10,730,324)
Net Assets 100.0%				$30,337,868		$95,134,402		$125,472,270

±	Variable rate investments.
(i)	Illiquid security.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
††	Securities that may be resold to “qualified institutional buyers” under rule 144Aor securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
%%	Securities issued on a when-issued (TBA) basis.
§	These securities are subject to a demand feature which reduces the effective maturity.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both Evergreen VA Core Bond Fund and the money market fund.
~

This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

‡	Short-term security of an affiliate of Wells Fargo Advantage VT Total Return Bond Fund with a cost of $2,468,391.

Summary of Abbreviations
ADS	American Depository Shares
FRN	Floating Rate Note

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments.

These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund's investments in securities:

Investments in Securities	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Evergreen VA Core Bond Fund
Asset-backed securities	$0	$1,788,282	$0	$1,788,282
Mortgage-backed securities	0	20,351,860	0	$20,351,860
Corporate debt securities	0	5,798,101	0	$5,798,101
Debt securities issued by foreign governments	0	500,684	0	$500,684
Debt securities issued by U.S. Treasury and U.S. government agencies	5,129,340	0	0	$5,129,340
Debt securities issued by states in the U.S. and its political subdivisions	0	117,674	0	$117,674
Short-term investments	953,014	0	0	$953,014
	$6,082,354	$28,556,601	$0	$34,638,955

Wells Fargo Advantage VT Total Return Bond Fund
Asset-backed securities	$0	$6,443,384	$0	$6,443,384
Collateralized Mortgage Obligations	0	22,397,840	0	22,397,840
Corporate debt securities	0	24,081,046	590,286	24,671,332
Debt securities issued by foreign governments	0	1,201,545	0	1,201,545
Debt securities issued by states in the U.S. and its political subdivisions	0	997,460	0	997,460
Debt securities issued by U.S. Treasury and U.S. government agencies	10,280,589	34,398,610	0	44,679,199
Short-term investments	2,671,348	84,561	0	2,755,909
	$12,951,937	$89,604,446	$590,286	$103,146,669

As of December 31, 2009, the inputs used in valuing each of the Fund’s other financial instruments, which are carried at fair value, were as follows:

Investments in securities sold short	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Evergreen VA Core Bond Fund	$0	$(1,053,499)	$0	$(1,053,499)
Wells Fargo Advantage VT Total Return Bond Fund	$0	529,531	$0	$529,531

As of December 31, 2009, Evergreen VA Core Bond Fund did not have any open credit default swaps or total return swaps but had an average notional balance of $210,959 and $129,315 respectively, during the year ended December 31, 2009.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Pro Forma Combining Statement of Operations for the year ended December 31, 2009 was as follows:

Amount of Realized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Credit Default Swaps	Total Return Swaps	Total
Interest rate contracts	$0	$(749,280)	$(749,280)
Credit contracts	18,774	0	18,774
	$18,774	$(749,280)	$(730,506)

Change in Unrealized Gains or Losses on Derivatives
Derivatives not accounted for as hedging instruments	Credit Default Swaps	Total Return Swaps	Total
Interest rate contracts	$0	$(135,932)	$(135,932)
Credit contracts	431,837	0	431,837
	$431,837	$(135,932)	$295,905

Wells Fargo Advantage VT Total Return Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – December 31, 2009 (unaudited)

	Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund	Pro Forma Adjustments		Wells Fargo Advantage VT Total Return Bond Fund Pro Forma
Assets
Investments
In securities (including securities on loan)	$33,685,941	99,138,888			$132,824,829
Collateral received for securities loaned	0	1,539,389			1,539,389
In affiliates	953,014	2,468,392			3,421,406
Total investments at market value (see cost below)	34,638,955	103,146,669			137,785,624
Cash	0	50,000			50,000
Receivable for Fund shares issued	0	37,168			37,168
Receivable for investments sold	15,797,177	17,182,838			32,980,015
Receivables for dividends and interest	207,325	911,080			1,118,405
Total assets	50,643,457	121,327,755			171,971,212
Liabilities
TBA sale commitments, at value	1,053,499	529,531			1,583,030
Payable to custodian for overdrafts	0	1,443,062			1,443,062
Payable for Fund shares redeemed	79,665	82,645			162,310
Payable for investments purchased	19,156,224	22,420,340			41,576,564
Dividends payable	0	25,977			25,977
Payable upon return of securities loaned	0	1,503,048			1,503,048
Payable for investment advisor and affiliates	2,240	74,169			76,409
Accrued expenses and other liabilities	13,961	114,581			128,542
Total liabilities	20,305,589	26,193,353			46,498,942
Total net assets	$30,337,868	$95,134,402			$125,472,270
NET ASSETS CONSIST OF
Paid-in capital	$38,393,328	92,568,147			$130,961,475
Undistributed net investment income	37,455	37,448			74,903
Accumulated net realized gain (loss) in investments	(7,719,088)	456,589			(7,262,499)
Net unrealized appreciation (depreciation) of investments	(373,827)	2,010,869			1,637,042
Net unrealized appreciation (depreciation) of collateral received for securities loaned	0	60,646			60,646
Net unrealized appreciation of TBA sale commitments	0	703			703
Total net assets	$30,337,868	$95,134,402			$125,472,270
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class 1	$86,390				$86,390
Shares outstanding – Class 1	10,383		(2,032)	A	8,351
Net asset value and offering price per share – Class 1	$8.32				$10.34
Net assets – Class 2 *	$30,251,478	$95,134,402			$125,385,880
Shares outstanding – Class 2 *	3,622,007	9,197,313	(697,565)	A	12,121,755
Net asset value and offering price per share – Class 2 *	$8.35	$10.34			$10.34

Investments, at cost	$35,023,280	$101,075,154			$136,098,434
Proceeds from sale commitments	$1,063,997	$530,234			$1,594,231
Securities on loan, at fair value	$-	$1,424,345			$1,424,345
[1]	Each Fund has an unlimited number of authorized shares.
*	Existing shares of Wells Fargo Advantage VT Total Return Bond Fund are renamed Class 2 as a result of the Reorganization.

A - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage VT Total Return Bond Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations – For the Twelve Months ended December 31, 2009 (unaudited)

	Evergreen VA Core Bond Fund	Wells Fargo Advantage VT Total Return Bond Fund	Proforma Adjustments		Wells Fargo Advantage VT Total Return Bond Fund Pro Forma
Investment income
Dividends	$16,278	24,968			$41,246
Interest	1,267,218	4,437,403			5,704,621
Income from affiliated securities	37,725	11,529			49,254
Securities lending income, net	0	30,156			30,156
Total investment income	1,321,221	4,504,056			5,825,277
Expenses
Advisory fees	94,943	381,972	6,420	A	483,335
Administration fees
Fund level	29,670	146,923	(116,176)	B	60,417
Class 2	0	0	96,667	C	96,667
Custody fees	0	18,667	(16,250)	B	2,417
Accounting fees	13,014	22,929	(31,412)	B	4,531
Distribution fees
Class 2	73,963	229,567			303,530
Printing and Postage	26,511	248,026	(68,634)	D	205,903
Professional fees	34,587	42,389	(20,891)	D	56,085
Transfer agent fees	51	0	(51)	E	-
Trustees' fees	2,510	10,578	1,551	F	14,639
Other fees and expenses	1,562	5,112	(568)	D	6,106
Total expenses	276,811	1,106,163	(149,344)		1,233,630
Less
Expense reductions	(9)	0			(9)
Waived fees and/or reimbursed expenses	0	(323,604)	178,963	G	(144,641)
Net expenses	276,802	782,559	29,619		1,088,980
Net investment income (loss)	1,044,419	3,721,497	(29,619)		4,736,297
Realized and unrealized gain (loss) on investments
Net realized gain (loss) from
Securities
Unaffiliated issuers	(5,026,530)	1,802,209			(3,224,321)
Affiliated issuers	(15,750)	0			(15,750)
Credit default swap transactions	(623,763)	0			(623,763)
Total return swap transactions	(106,743)	0			(106,743)
Collateral received for securities loaned	0	(426,574)			(426,574)
TBA sale commitments	0	10,333			10,333
Net realized gain (loss) from investments	(5,772,786)	1,385,968			(4,386,818)
Net change in unrealized appreciation (depreciation) of
Securities
Unaffiliated issuers	6,584,438	4,593,131			11,177,569
Affiliated issuers	30,448	0			30,448
Credit default swap transactions	431,837	0			431,837
Total return swap transactions	(135,932)	0			(135,932)
Collateral received for securities loaned	0	503,544			503,544
TBA sale commitments	10,498	41,358			51,856
Net change in unrealized appreciation (depreciation) of investments	6,921,289	5,138,033			12,059,322
Net realized and unrealized gain (loss) on investments	1,148,503	6,524,001			7,672,504
Net increase (decrease) in net assets resulting from operations	$2,192,922	$10,245,498	(5,503)		$12,432,917
A	Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
F	Reflects an increase based on the expected fixed costs of the combined surviving fund.
G	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage VT Total Return Bond Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

December 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage VT Total Return Bond Fund (“Wells Fargo VT Total Return Bond Fund”) and Evergreen VA Core Bond Fund (each, a “Fund”) at December 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen VA Core Bond Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen VA Core Bond Fund by Wells Fargo VT Total Return Bond Fund, in a tax-free exchange for shares of Wells Fargo VT Total Return Bond Fund at net asset value. As a result of the Reorganization, Class 1 and Class 2 shareholders of Evergreen VA Core Bond Fund would become shareholders of Class 1 and Class 2, respectively, of Wells Fargo VT Total Return Bond Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo VT Total Return Bond Fund and Evergreen VA Core Bond Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on December 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 9 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo VT Total Return Bond Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen VA Core Bond Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo VT Total Return Bond Fund. As of December 31, 2009, securities held by Evergreen VA Core Bond Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo VT Total Return Bond Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion or discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales prices is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price is deemed “stale” and the valuations will be determined in accordance with fair valuation procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

4.	SECURITIES LENDING

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a ”broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government securities is remarked to 102% of the loaned securities’ market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given cash collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund’s adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund’s investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

5.	CREDIT DEFAULT SWAPS

The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Funds may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Funds are subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Funds could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Funds as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

If the Funds are the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Funds are the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Funds provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

6.	TOTAL RETURN SWAPS

The Funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Funds could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Funds’ maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Funds provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

7.	SHORT SALES

The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Funds may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.

8.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo VT Total Return Bond Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen VA Core Bond Fund and Wells Fargo VT Total Return Bond Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

9.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo VT Total Return Bond Fund that would have been issued at December 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen VA Core Bond Fund to be acquired as of December 31, 2009, divided by the net asset value per share of the shares of Wells Fargo VT Total Return Bond Fund as of December 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at December 31, 2009:

Class of Shares	Shares of Wells Fargo VT Total Return Bond Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class 1 (a)	0	8,351	8,351
Class 2 (b)	9,197,313	2,924,443	12,121,756
(a)	Wells Fargo VT Total Return Bond Fund does not offer Class 1 shares before the Reorganization.
(b)	Existing shares of Wells Fargo VT Total Return Bond Fund were renamed Class 2 as a result of the Reorganization.
10.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending December 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo VT Total Return Bond Fund and Evergreen VA Core Bond Fund for the twelve months ended December 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended December 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo VT Total Return Bond Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

11.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the "Ultra Short Fund") concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2009. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund's registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

WELLS FARGO VARIABLE TRUST

FORMS OF PROXY CARDS

PROXY

[Evergreen logo]

EVERGREEN VA CORE BOND FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA Core Bond Fund (“VA Core Bond Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA Core Bond Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com/. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA CORE BOND FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA Core Bond Fund (“VA Core Bond Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA Core Bond Fund by Wells Fargo Advantage VT Total Return Bond Fund (“VT Total Return Bond Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT Total Return Bond Fund and the assumption by VT Total Return Bond Fund of all of the liabilities of VA Core Bond Fund.  The Plan also provides for the prompt distribution of those shares of VT Total Return Bond Fund to shareholders of VA Core Bond Fund and the liquidation and termination of VA Core Bond Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY

[Evergreen logo]

EVERGREEN VA OMEGA FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA Omega Fund (“VA Omega Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA Omega Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA OMEGA FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA Omega Fund (“VA Omega Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA Omega Fund by Wells Fargo Advantage VT Omega Growth Fund (“VT Omega Growth Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT Omega Growth Fund and the assumption by VT Omega Growth Fund of all of the liabilities of VA Omega Fund.  The Plan also provides for the prompt distribution of those shares of VT Omega Growth Fund to shareholders of VA Omega Fund and the liquidation and termination of VA Omega Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY

[Evergreen logo]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA Fundamental Large Cap Fund (“VA Fundamental Large Cap Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA Fundamental Large Cap Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA Fundamental Large Cap Fund (“VA Fundamental Large Cap Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA Fundamental Large Cap Fund by Wells Fargo Advantage VT Core Equity Fund (“VT Core Equity Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT Core Equity Fund and the assumption by VT Core Equity Fund of all of the liabilities of VA Fundamental Large Cap Fund.  The Plan also provides for the prompt distribution of those shares of VT Core Equity  Fund to shareholders of VA Fundamental Large Cap Fund and the liquidation and termination of VA Fundamental Large Cap Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY

[Evergreen logo]

EVERGREEN VA SPECIAL VALUES FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA Special Values Fund (“VA Special Values Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA Special Values Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA SPECIAL VALUES FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA Special Values Fund (“VA Special Values Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA Special Values Fund by Wells Fargo Advantage VT Small/Mid Cap Value Fund (“VT Small/Mid Cap Value Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT Small/Mid Cap Value Fund and the assumption by VT Small/Mid Cap Value Fund of all of the liabilities of VA Special Values Fund.  The Plan also provides for the prompt distribution of those shares of VT Small/Mid Cap Value  Fund to shareholders of VA Special Values Fund and the liquidation and termination of VA Special Values Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY

[Evergreen logo]

EVERGREEN VA GROWTH FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA Growth Fund (“VA Growth Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA Growth Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA GROWTH FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA Growth Fund (“VA Growth Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA Growth Fund by Wells Fargo Advantage VT Small Cap Growth Fund (“VT Small Cap Growth Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT Small Cap Growth Fund and the assumption by VT Small Cap Growth Fund of all of the liabilities of VA Growth Fund.  The Plan also provides for the prompt distribution of those shares of VT Small Cap Growth Fund to shareholders of VA Growth Fund and the liquidation and termination of VA Growth Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY

[Evergreen logo]

EVERGREEN VA INTERNATIONAL EQUITY FUND

A series of Evergreen Variable Annuity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen VA International Equity Fund (“VA International Equity Fund”), a series of Evergreen Variable Annuity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of VA International Equity Fund to be held at 12:00 p.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800.343.2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN VA INTERNATIONAL EQUITY FUND

A series of Evergreen Variable Annuity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY  TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.

This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Evergreen VA International Equity Fund (“VA International Equity Fund”), a series of Evergreen Variable Annuity Trust, including the acquisition of all of the assets of VA International Equity Fund by Wells Fargo Advantage VT International Core Fund (“VT International Core Fund”), a series of Wells Fargo Variable Trust, in exchange for shares of VT International Core Fund and the assumption by VT International Core Fund of all of the liabilities of VA International Equity Fund.  The Plan also provides for the prompt distribution of those shares of VT International Core Fund to shareholders of VA International Equity Fund and the liquidation and termination of VA International Equity Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY CARD

[Wells Fargo Logo]

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

A series of Wells Fargo Variable Trust

PROXY FOR A   SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned shareholder hereby appoints Karla M. Rabusch, C. David Messman and Carol Lorts (officers of Wells Fargo Funds Trust (the “Trust”)), or any of them, as proxies and attorneys for the undersigned, with full power of substitution in each of them, to attend the Special Meeting of Shareholders of the Trust to be held at 525 Market St., 12th Floor, San Francisco, California 94105 at 12:00 p.m., Pacific Time, on June 8, 2010 and any and all adjournments thereof (the “Special Meeting”), to cast on behalf of the undersigned all votes of shares that the undersigned is entitled to cast at the Special Meeting and to otherwise represent the undersigned at the Special Meeting with all powers possessed by the undersigned if personally present at the Special Meeting.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement, hereby revokes any proxy heretofore given with respect to the Special Meeting, and hereby ratifies and confirms all that the proxies, or any of them, may lawfully do.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature and Title, if applicable                                             Date

________________________________________________________

Signature and Title (if held jointly)                                           Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card and your control number found on the right available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

For any questions regarding internet or touchtone voting, please call ______________.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY CARD

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

A series of Wells Fargo Variable Trust

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instruction is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the proposal. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting.

This proxy is solicited by the Board of Trustees of Wells Fargo VARIABLE Trust, which unanimously recommends that you vote FOR the Proposal.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Wells Fargo Advantage VT Large Company Growth Fund (“VT Large Company Growth Fund”) by the Wells Fargo Advantage VT Omega Growth Fund (“VT Omega Growth Fund”) in exchange for shares of the VT Large Company Growth Fund, and the assumption by the VT Omega Growth Fund of all of the liabilities of the VT Large Company Growth Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY CARD

[Wells Fargo Logo]

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

A series of Wells Fargo Variable Trust

PROXY FOR A   SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned shareholder hereby appoints Karla M. Rabusch, C. David Messman and Carol Lorts (officers of Wells Fargo Funds Trust (the “Trust”)), or any of them, as proxies and attorneys for the undersigned, with full power of substitution in each of them, to attend the Special Meeting of Shareholders of the Trust to be held at 525 Market St., 12th Floor, San Francisco, California 94105 at 12:00 p.m., Pacific Time, on June 8, 2010 and any and all adjournments thereof (the “Special Meeting”), to cast on behalf of the undersigned all votes of shares that the undersigned is entitled to cast at the Special Meeting and to otherwise represent the undersigned at the Special Meeting with all powers possessed by the undersigned if personally present at the Special Meeting.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement, hereby revokes any proxy heretofore given with respect to the Special Meeting, and hereby ratifies and confirms all that the proxies, or any of them, may lawfully do.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature and Title, if applicable                                             Date

________________________________________________________

Signature and Title (if held jointly)                                           Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card and your control number found on the right available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

For any questions regarding internet or touchtone voting, please call ______________.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY CARD

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

A series of Wells Fargo Variable Trust

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instruction is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the proposal. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting.

This proxy is solicited by the Board of Trustees of Wells Fargo VARIABLE Trust, which unanimously recommends that you vote FOR the Proposal.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Wells Fargo Advantage VT Large Company Core Fund (“VT Large Company Core Fund”) by the Wells Fargo Advantage VT Core Equity Fund (“VT Core Equity Fund”) in exchange for shares of the VT Large Company Core Fund, and the assumption by the VT Core Equity Fund of all of the liabilities of the VT Large Company Core Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY CARD

[Wells Fargo Logo]

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

A series of Wells Fargo Variable Trust

PROXY FOR A   SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned shareholder hereby appoints Karla M. Rabusch, C. David Messman and Carol Lorts (officers of Wells Fargo Funds Trust (the “Trust”)), or any of them, as proxies and attorneys for the undersigned, with full power of substitution in each of them, to attend the Special Meeting of Shareholders of the Trust to be held at 525 Market St., 12th Floor, San Francisco, California 94105 at 12:00 p.m., Pacific Time, on June 8, 2010 and any and all adjournments thereof (the “Special Meeting”), to cast on behalf of the undersigned all votes of shares that the undersigned is entitled to cast at the Special Meeting and to otherwise represent the undersigned at the Special Meeting with all powers possessed by the undersigned if personally present at the Special Meeting.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement, hereby revokes any proxy heretofore given with respect to the Special Meeting, and hereby ratifies and confirms all that the proxies, or any of them, may lawfully do.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature and Title, if applicable                                             Date

________________________________________________________

Signature and Title (if held jointly)                                           Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card and your control number found on the right available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

For any questions regarding internet or touchtone voting, please call ______________.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY CARD

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

A series of Wells Fargo Variable Trust

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instruction is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the proposal. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting.

This proxy is solicited by the Board of Trustees of Wells Fargo VARIABLE Trust, which unanimously recommends that you vote FOR the Proposal.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Wells Fargo Advantage VT Equity Income Fund (“VT Equity Income Fund”) by the Wells Fargo Advantage VT Intrinsic Value Fund (“VT Intrinsic Value Fund”) in exchange for shares of the VT Equity Income Fund, and the assumption by the VT Intrinsic Value Fund of all of the liabilities of the VT Equity Income Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

PROXY CARD

[Wells Fargo Logo]

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

A series of Wells Fargo Variable Trust

PROXY FOR A   SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned shareholder hereby appoints Karla M. Rabusch, C. David Messman and Carol Lorts (officers of Wells Fargo Funds Trust (the “Trust”)), or any of them, as proxies and attorneys for the undersigned, with full power of substitution in each of them, to attend the Special Meeting of Shareholders of the Trust to be held at 525 Market St., 12th Floor, San Francisco, California 94105 at 12:00 p.m., Pacific Time, on June 8, 2010 and any and all adjournments thereof (the “Special Meeting”), to cast on behalf of the undersigned all votes of shares that the undersigned is entitled to cast at the Special Meeting and to otherwise represent the undersigned at the Special Meeting with all powers possessed by the undersigned if personally present at the Special Meeting.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement, hereby revokes any proxy heretofore given with respect to the Special Meeting, and hereby ratifies and confirms all that the proxies, or any of them, may lawfully do.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature and Title, if applicable                                             Date

________________________________________________________

Signature and Title (if held jointly)                                           Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card and your control number found on the right available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

For any questions regarding internet or touchtone voting, please call ______________.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY CARD

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

A series of Wells Fargo Variable Trust

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instruction is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the proposal. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting.

This proxy is solicited by the Board of Trustees of Wells Fargo VARIABLE Trust, which unanimously recommends that you vote FOR the Proposal.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

FOR	AGAINST	ABSTAIN

1.  To approve the Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Wells Fargo Advantage VT C&B Large Cap Value Fund (“VT C&B Large Cap Value Fund”) by the Wells Fargo Advantage VT Intrinsic Value Fund (“VT Intrinsic Value Fund”) in exchange for shares of the VT C&B Large Cap Value Fund, and the assumption by the VT Intrinsic Value Fund of all of the liabilities of the VT C&B Large Cap Value Fund.

In their discretion the proxies are authorized to consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof. .

WELLS FARGO VARIABLE TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.

Exhibit Number	Description
(6)(a)

Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 24, filed February 24 ,2010; Schedule A, incorporated by reference to Post-Effective Amendment No. 21, filed May 1, 2008.

(6)(b)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Schedule A and B, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(6)(c)

Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 21, filed May 1, 2008.

(6)(d)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(6)(e)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

Exhibit Number	Description
(6)(f)	Invesment Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 22, filed March 12, 2009.

(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, along with related Form of Dealer Agreement incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Amended Schedule I, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(8)	Not Applicable.

Exhibit Number	Description
(9)(a)	Master Custodian Agreement with State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 24, filed February 12, 2010.

(9)(b)	Amended and Restated Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., and Exhibit A and Exhibit B thereto, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2007.

(9)(c)

Amended and Restate Securities Lending Agency Agreement by and among Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 23, filed May 1, 2009.

(10)(a)

Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Appendix A thereto, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(11)	Legal Opinion. Filed herewith.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Proskauer Rose LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, LLC, and Schedule A incorporated by reference to Post-Effective Amendment No. 23, filed April 30, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 13, filed May 1, 2003; Appendix A thereto, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(13)(c)

Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006; Exhibit A thereto, incorporated by reference to Post-Effective Amendment No. 21, filed May 1, 2008.

(13)(d)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006; Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 24, filed February 12, 2010.

(13)(d)	Form of Participation Agreement, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

Exhibit Number	Description

(14)	Consents of Independent Registered Public Accounting Firm, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 8th day of March, 2010.

WELLS FARGO VARIABLE TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 8th day of March 2010.

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO VARIABLE  TRUST

N-14 Exhibit Index

Exhibit Number	Description

11	Legal Opinion
14	Consents of Independent Registered Public Accounting Firm
16	Powers of Attorney